Registration No. 33-58950
                                                     Registration No. 811-01705

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                     --------------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

                Pre-Effective Amendment No.                                  | |
                                            -------


                Post-Effective Amendment No. 29                              |X|
                                           ------


                                     AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|


                Amendment No. 208                                            |X|
                              ------


                        (Check appropriate box or boxes)
                         -------------------------------

                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                            -------------------------


                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234
                            -------------------------



                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

                     AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                   -------------------------------------------


                  Please send copies of all communications to:
                               CHRISTOPHER E. PALMER
                                 Goodwin Procter LLP
                              901 New York Avenue, N.W.
                             Washington, D.C. 20001
                    ----------------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

|_|     Immediately upon filing pursuant to paragraph (b) of Rule 485.


|X|     On May 1, 2009 pursuant to paragraph (b) of Rule 485.

|_|     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


|_|     On (date) pursuant to paragraph (a)(1) of Rule 485.

|_|     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

|_|     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

        Units of interest in Separate Account under variable annuity contracts.
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MOMENTUM PLUS(SM)
Retirement Planning from AXA Equitable



PROSPECTUS DATED MAY 1, 2009

Please read and keep this prospectus for future reference. It contains important information that you should know before participating in or allocating amounts under the contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust which contain important information about the portfolios.


--------------------------------------------------------------------------------

WHAT IS MOMENTUM PLUS(SM)?

MOMENTUM PLUS(SM) is a group deferred annuity contract issued by AXA Equitable Life Insurance Company. It is a funding vehicle for employers who sponsor qualified retirement plans. The MOMENTUM PLUS(SM) employer-sponsored retirement program includes 401(a) and 401(k) plans which are described in this prospectus. The MOMENTUM PLUS(SM) program consists of a defined contribution IRS pre-approved plan and trust ("Plan and Trust"), which we sponsor, and a pooled trust ("Pooled Trust") for employers who prefer to use their own qualified plan.


This prospectus is not the contract. The contract and any endorsements, riders and data pages as identified in the contract are the entire contract between your employer's plan and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the contract's provisions in this prospectus is current as of the date of this prospectus; however, because certain provisions may be changed after the date of this prospectus in accordance with the contract, the description of the contract's provisions in this prospectus is qualified in its entirety by the terms of the actual contract. The contract should be read carefully. You should read this prospectus in conjunction with any applicable supplements.


The contract provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. Contributions accumulate on a tax-deferred basis. A contract owner may fund a plan by selecting any number of our investment options. The investment options include variable investment options and one guaranteed interest account option ("investment options"). The contract investment options that the contract owner has chosen correspond to certain of the options offered under the 401(a) or 401(k) plans available to a participant. A contract owner is an employer or plan trustee.

This contract is no longer being sold. This prospectus is used with current contract owners only. You should note that your contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your contract.


--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
 Fixed income
--------------------------------------------------------------------------------
o AXA Conservative Allocation*            o EQ/Long Term Bond
o AXA Conservative-Plus Allocation*       o EQ/Money Market
o EQ/Caywood-Scholl High Yield Bond       o EQ/PIMCO Ultra Short Bond+
o EQ/Core Bond Index                      o EQ/Quality Bond PLUS
o EQ/Global Bond PLUS+                    o EQ/Short Duration Bond
o EQ/Intermediate Government Bond         o Multimanager Core Bond
  Index                                   o Multimanager Multi-Sector Bond+
--------------------------------------------------------------------------------
 Domestic stocks
--------------------------------------------------------------------------------
o AXA Aggressive Allocation*              o EQ/Lord Abbett Mid Cap Value
o AXA Moderate-Plus Allocation*           o EQ/Mid Cap Index
o EQ/AllianceBernstein Small Cap          o EQ/Mid Cap Value PLUS
  Growth                                  o EQ/Montag & Caldwell Growth
o EQ/Ariel Appreciation II                o EQ/Oppenheimer Main Street
o EQ/AXA Franklin Small Cap Value Core+   Opportunity
o EQ/AXA Rosenberg Value Long/Short       o EQ/Oppenheimer Main Street
  Equity                                  Small Cap
o EQ/BlackRock Basic Value Equity         o EQ/Small Company Index
o EQ/Boston Advisors Equity Income        o EQ/T. Rowe Price Growth Stock
o EQ/Calvert Socially Responsible         o EQ/UBS Growth and Income
o EQ/Capital Guardian Growth              o EQ/Van Kampen Comstock
o EQ/Capital Guardian Research            o EQ/Van Kampen Mid Cap Growth
o EQ/Common Stock Index+                  o EQ/Van Kampen Real Estate
o EQ/Davis New York Venture               o Multimanager Aggressive Equity
o EQ/Equity 500 Index                     o Multimanager Health Care
o EQ/Evergreen Omega                      o Multimanager Large Cap Core Equity
o EQ/Focus PLUS+                          o Multimanager Large Cap Growth
o EQ/GAMCO Mergers and Acquisitions       o Multimanager Large Cap Value
o EQ/GAMCO Small Company Value            o Multimanager Mid Cap Growth
o EQ/JPMorgan Value Opportunities         o Multimanager Mid Cap Value
o EQ/Large Cap Core PLUS                  o Multimanager Small Cap Growth
o EQ/Large Cap Growth Index               o Multimanager Small Cap Value
o EQ/Large Cap Growth PLUS                o Multimanager Technology
o EQ/Large Cap Value Index                o Target 2015 Allocation
o EQ/Large Cap Value PLUS                 o Target 2025 Allocation
o EQ/Lord Abbett Growth and Income        o Target 2035 Allocation
o EQ/Lord Abbett Large Cap Core           o Target 2045 Allocation
--------------------------------------------------------------------------------
 International stocks
--------------------------------------------------------------------------------
o EQ/AllianceBernstein International      o EQ/International Core PLUS
o EQ/BlackRock International Value        o EQ/International Growth
o EQ/Global Multi-Sector Equity+          o Multimanager International Equity
--------------------------------------------------------------------------------
 Balanced/hybrid
--------------------------------------------------------------------------------
o AXA Moderate Allocation*



*    The AXA Allocation portfolios.



+ This is the variable investment option's new name, effective on or about May 1, 2009, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this prospectus for the variable investment option's former name.




The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X02533



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As permitted by your employer's plan, a participant may allocate amounts to any of the variable investment options subject to any restrictions that may apply. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust or the EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

GUARANTEED INTEREST OPTION. You also may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2009, is a part of the registration statement. The SAI is available free of charge. A participant or contract owner may request one by writing to our processing office at AXA Equitable, Defined Contribution Services, P.O. Box 8095, Boston, MA 02266-8095 or calling (800) 528-0204. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.



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Contents of this prospectus

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MOMENTUM PLUS(SM)
--------------------------------------------------------------------------------
Index of key words and phrases                                               5
Who is AXA Equitable?                                                        6
How to reach us                                                              7
MOMENTUM PLUS(SM) contract at a glance -- key features                       9

--------------------------------------------------------------------------------
FEE TABLE                                                                   11
--------------------------------------------------------------------------------
Examples                                                                    12
Condensed financial information                                             12



--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           13
--------------------------------------------------------------------------------
How contributions can be made                                               13

Save 1-2-3                                                                  13

What are your investment options under the contract?                        14
Portfolios of the Trusts                                                    15
Contract termination                                                        22
Effects of plan or contract termination                                     22
Selecting investment options (employers and plan
     trustees only)                                                         23
Allocating your contributions                                               23



--------------------------------------------------------------------------------
2. DETERMINING YOUR RETIREMENT ACCOUNT VALUE                                24
--------------------------------------------------------------------------------
Your retirement account value                                               24
Your contract's value in the variable investment options                    24
Your contract's value in the guaranteed interest option                     24



--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         25
--------------------------------------------------------------------------------
Transferring your retirement account value                                  25
Disruptive transfer activity                                                25
Automatic asset rebalancing for participant retirement
     account values                                                         26


----------------------
When we use the words "we," "our" and "us" we mean AXA Equitable.

Please see the Index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner, i.e., the employer or plan trustee, as applicable or the individual who participates in an employer's plan funded by the MOMENTUM PLUS(SM) contract, and this individual also is referred to as the "participant."


                                                  Contents of this prospectus  3


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--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     28
--------------------------------------------------------------------------------
Withdrawals and termination                                                 28
Installment payments (Systematic withdrawals)                               28
Forfeitures                                                                 28
Plan loans                                                                  28
When to expect payments                                                     29
Your annuity payout options                                                 29
Minimum distributions (automatic minimum withdrawal
     option) -- over age 70-1/2                                              31



--------------------------------------------------------------------------------
5. THE MOMENTUM PLUS(SM) PROGRAM                                            32
--------------------------------------------------------------------------------
Plan and Trust                                                              32
Pooled Trust                                                                32
Trustee                                                                     32
Employer's responsibilities                                                 32
Adopting the MOMENTUM PLUS(SM) program                                      33



--------------------------------------------------------------------------------
6. PLAN RECORDKEEPING SERVICES                                              34
--------------------------------------------------------------------------------
Basic recordkeeping option                                                  34
Full-service recordkeeping option                                           34



--------------------------------------------------------------------------------
7. CHARGES AND EXPENSES                                                     35
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          35
Charges under the contract                                                  35
Charges that the Trusts deduct                                              37
Charge reductions under special circumstances                               37



--------------------------------------------------------------------------------
8. PAYMENT OF DEATH BENEFIT                                                 38
--------------------------------------------------------------------------------
Death benefit amount                                                        38
Distribution of the death benefit                                           38
Beneficiary's payment options                                               38



--------------------------------------------------------------------------------
9. TAX INFORMATION                                                          39
--------------------------------------------------------------------------------
Overview                                                                    39
Buying a contract to fund a retirement arrangement                          39
Tax aspects of contributions to a plan                                      39
Tax aspects of distributions from a plan                                    40
Certain rules applicable to plan loans                                      43
Impact of taxes to AXA Equitable                                            43
Certain rules applicable to plans designed to comply
     with Section 404(c) of ERISA                                           44

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10. MORE INFORMATION                                                        45
--------------------------------------------------------------------------------
About Separate Account A                                                    45
About the Trusts                                                            45
About the general account                                                   45
Dates and prices at which contract events occur                             46
About your voting rights                                                    46
About legal proceedings                                                     47
Financial statements                                                        47
Distribution of the contracts                                               47

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APPENDIX: CONDENSED FINANCIAL INFORMATION                                  I-1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

4  Contents of this prospectus


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Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                      Page
   active loan                                          36
   annuitant                                            31
   annuity payout option                                29
   beneficiary                                          38
   business day                                         46
   contract date                                        10
   contract termination                                 22
   contract values                                      24
   contributions                                        13
   default option                                       28
   disruptive transfer activity                         25
   DOL                                                  32
   elective deferrals                                   40
   Employer Plan Administration Center                   7
   ERISA                                                32
   guaranteed interest option                cover, 22, 22
   investment options                            cover, 14
   IRA                                                  41
   IRS                                                  39
   market timing                                        25
   market value adjustment                              22
   participant                                          17
   Plan and Trust                                       32
   plan termination                                     22
   Pooled Trust                                         32
   portfolio                                         cover
   processing office                                     7
   retirement account value                             24
   SAI                                               cover
   takeover loans                                       28
   TOPS                                                  7
   Trusts                                        cover, 45
   unit                                                 24
   unit investment trust                                45
   variable investment options                   cover, 17


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. AXA Advisors, LLC's financial professional can provide further explanation about your contract.

--------------------------------------------------------------------------------
 Prospectus                   Contract or Supplemental Materials
--------------------------------------------------------------------------------
variable investment options   Investment Funds or Investment Divisions
unit                          Accumulation Unit
unit value                    Accumulation Unit Value
guaranteed interest option    Guaranteed Interest Account
--------------------------------------------------------------------------------

                                                Index of key words and phrases 5


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Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $543.2 in assets as of December 31, 2008. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



6  Who is AXA Equitable?


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HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


--------------------------------------------------------------------------------
 FOR ALL COMMUNICATIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
AXA Equitable
Defined Contribution Services
P.O. Box 8095
Boston, MA 02266-8095

--------------------------------------------------------------------------------
 FOR ALL COMMUNICATIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
AXA Equitable
Defined Contribution Services
30 Dan Road
Canton, MA 02021

--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions; and

o quarterly statement of retirement account values as of the end of each plan year quarter.

--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 INTERNET ACCESS
--------------------------------------------------------------------------------
TOPS is designed to provide up-to-date information via touch-tone telephone. A contract owner may elect TOPS and authorize us to accept participant instructions with respect to amounts attributable to their plan account values under the contract. A personal identification number ("PIN") will automatically be assigned upon participant enrollment in your plan. Our TOPS system has been enhanced with voice recognition technology to accept spoken prompts.

Our participant service site is designed to provide information through the Internet on:

o current contract values used to determine values for participant retirement account values;

o    current allocation percentages;

o the number of units in participant variable investment options attributable to participant plan account values; and

o    the daily unit values for the contract variable investment options.

Subject to plan provisions, a participant can also:

o request changes to allocation percentages and/or transfers among plan investment options;

o    elect to receive confirmations and quarterly statements electronically; and

o    request changes of the Internet password (not available through TOPS).

Employer Plan Administration Center, our Plan Sponsor site, gives the Plan Sponsor access to plan data, plan level fund and source balances, and individual participant's accounts. You can obtain information on:

o    current contract value;

o current participant allocation percentages, account values, and investment options;

o    the total number of units in the variable investment options; and

o    the daily unit values for the contract variable investment options.

The following features are also available online (please see Employer Plan Administration Center at www.axa-equitable.com for more detailed information):

o    Forms download;

o    Contribution upload/download;

o    Address changes;

o    Disclosure brochure;

o    Administration manual;

o    Enrollment; and

o    Performance information.

TOPS and Internet access are normally available seven days a week, 24 hours a day. However, on a day that AXA Equitable is not open for business, any request will be processed on the next business day. Any transfer requests that are received prior to 4:00 p.m. Eastern Time (or if the New York Stock Exchange closes earlier, such earlier time) will be processed as of the close of business on the date the request is made and any transfer request received after 4:00 p.m. Eastern Time will be made effective as of the close of business on the next business day following the request.

o To use TOPS call toll free, (800) 821-7777. To use our Internet access or to use the Employer Plan Administration Center visit our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers communicated by telephone or the Internet. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable following telephone or Internet instructions we reasonably believe to be genuine. We reserve the right to terminate or modify any telephone or automated transfer/ withdrawal service we provide upon 90 days' written notice.

We reserve the right to limit access to these services if we determine that you are engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money


                                                        Who is AXA Equitable?  7


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among investment options" later in this prospectus).


--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (800) 528-0204 to speak with one of our customer service representatives. Our customer service representatives are available on each business day from Monday through Thursday, 8:30 a.m. until 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may obtain information regarding MOMENTUM PLUS(SM) contracts by dialing, toll-free, the AT&T national relay number (800) 855-2880. This service enables clients with a telecommunications device for the deaf ("TDD") to have their message or questions relayed to our customer service department Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern time. AT&T personnel will communicate our reply back to you, via the TDD.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE WHICH SHOULD BE AVAILABLE THROUGH YOUR EMPLOYER OR PLAN
TRUSTEE:

(1)  address changes (can be done online at our website, as well);

(2) change of investment allocations (can be done online at our website, as well);

(3) transfers among investment options (can be done online at our website, as well);

(4)  asset (retirement account value) rebalancing;

(5)  loan application;

(6)  all partial and full withdrawal requests.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  asset (retirement account value) rebalancing;

(2)  the date annuity payments are to begin; and

(3)  Systematic withdrawal option.


SIGNATURES:

The proper person to sign forms, notices and requests is normally the participant and employer or plan trustee.


8    Who is AXA Equitable?


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MOMENTUM PLUS(SM) contract at a glance -- key features


--------------------------------------------------------------------------------
Professional           MOMENTUM PLUS'(SM) variable investment options invest in
investment             different portfolios sub-advised by professional
management             investment advisers.
--------------------------------------------------------------------------------
Guaranteed interest    o Principal and interest guarantees
option                 o Interest rates set periodically
--------------------------------------------------------------------------------
Tax advantages         o On earnings           No tax until you make withdrawals
                         inside the contract   under the Plan.
                       ---------------------------------------------------------
                       o On transfers          No tax on transfers among
                         inside the contract   investment options.
                       ---------------------------------------------------------
                       Because you are purchasing or contributing to an annuity
                       contract to fund a retirement plan qualified under
                       Section 401 of the Internal Revenue Code ("Code"), you
                       should be aware that the contract meets Code
                       qualification requirements but does not provide tax
                       deferral benefits beyond those already provided by the
                       Code. You should consider whether the contract's features
                       and benefits beyond tax deferral meet your needs and
                       goals. You may also want to consider the relative
                       features, benefits and costs of the contract with any
                       other investment that you may use in connection with your
                       retirement plan or arrangement. (For more information,
                       see "Tax information" later in this prospectus for your
                       specific type of retirement arrangement.)
--------------------------------------------------------------------------------
Access to your money   o Partial withdrawals
                       o Automatic minimum withdrawal option (required minimum
                         distributions)
                       o Plan loans
                       o Full withdrawal
                       ---------------------------------------------------------
                       You may incur a withdrawal charge and/or a market value
                       adjustment for certain withdrawals. You may also incur
                       income tax and a penalty tax.
                       ---------------------------------------------------------
                       Depending on the terms of the employer's plan, not all
                       features are available and access to amounts attributable
                       to participant plan account values may be limited.
--------------------------------------------------------------------------------
Payout options         o Fixed annuity payout options
                       o Variable Immediate Annuity payout options (as described
                         in a separate prospectus for that option)
--------------------------------------------------------------------------------
Additional features    o Automatic transfer options
                       o Asset (Retirement account value) rebalancing
                       o No charge on transfers among investment options
                       o Waiver of withdrawal charges for benefit distributions
--------------------------------------------------------------------------------
Services we provide    o Two plan recordkeeping options
                       o Educational materials and seminars to assist retirement
                         planning needs of plan participants
--------------------------------------------------------------------------------


                        MOMENTUM PLUS(SM) contract at a glance -- key features 9


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--------------------------------------------------------------------------------
Fees and charges       o We deduct a daily charge at a maximum effective annual
                         rate of 1.35% of assets invested in variable investment options for expense charges and mortality and expense risks.
                       o Administrative charge:
                           Generally $30 annually per participant
                       o Plan loan charges:
                           $25 set-up fee deducted from the requesting
                           participant's retirement account value;
                           $6 quarterly recordkeeping fee while a loan is
                           active, deducted from the requesting participant's retirement account value.
                       o Plan recordkeeping services (billed to employer):
                           $300 annually for basic recordkeeping option; Additional fees for full-service recordkeeping option.
                       o Withdrawal charge:
                           Not to exceed 6% of the amount withdrawn, or 8.5% of contributions made on behalf of the participant, whichever is less. There is no withdrawal charge after the employer's plan has participated in the contract for five years based on the contract date. The "contract date" means the date as of which the first contribution is received under the MOMENTUM PLUS(SM) contract with respect to the plan. This charge does not generally apply if a participant withdraws amounts due to retirement or separation from service. There are other important exceptions
                           and limitations that may eliminate or reduce the withdrawal charge. They are discussed under "Charges and expenses" later in this prospectus.
                       o We deduct a charge designed to approximate certain
                         taxes that may be imposed on us, such as premium
                         taxes in a participant's state. This charge is
                         generally deducted from the amount applied to an
                         annuity payout option.
                       o We deduct an administrative fee of up to $350 from
                         amounts applied to a Variable Immediate Annuity
                         payout option. This option is described in a separate prospectus that is available from your financial professional.
                       o Annual expenses of each Trust's portfolios are
                         calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee table" later in this prospectus for details.
                       o No sales charge deducted when contributions are made.
--------------------------------------------------------------------------------
The above is not a complete description of all material provisions of the contract. In some cases restrictions or exceptions apply. Maximum expense limitations apply to certain variable investment options and rights are reserved to change or waive certain charges within specified limits. Also, all features of the contract are not necessarily available in all states or at certain ages.


For more detailed information we urge you to read the contents of this prospectus, as well as the MOMENTUM PLUS(SM) contract. This prospectus is not the contract. The contract and any endorsements, riders and data pages are the entire contract between your employer and AXA Equitable and governs with respect to all features, benefits, rights and obligations. Please feel free to speak with AXA Advisors, LLC's financial professional, or call us to discuss any questions.



OTHER CONTRACTS

We offer plan sponsors a variety of variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered by this prospectus. Upon request, AXA Advisors, LLC's financial professional can show you information regarding other AXA Equitable annuity contracts.


10 MOMENTUM PLUS(SM) contract at a glance -- key features


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Fee table


------------------------------------------------------------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.
------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your retirement account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Sales load on purchases                                                                    None
Transfer fees                                                                              None
Maximum withdrawal charge (deducted when your contract is surrendered or cer-              The lesser of 6% of amount withdrawn
tain withdrawals are made)(1)                                                              or 8.5% of vested contributions made by
                                                                                           or on behalf of a participant
Charge if you elect a Variable Immediate Annuity payout option (which is described         $350
in a separate prospectus for that option)
Plan loan charges(2)                                                                       $25 current when loan is made + $6
                                                                                           per quarter

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.
------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct periodically from your retirement account value
------------------------------------------------------------------------------------------------------------------------------------
Quarterly administrative charge(3)                                                         $7.50 Per Participant maximum
Annual basic recordkeeping charge(4)                                                       $300 Per Plan
------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Separate account annual expenses:
Mortality and expense risks(5)                                                             1.10%
Other expenses                                                                             0.25%
                                                                                           ----
Total Separate Account A annual expenses(6)                                                1.35%
------------------------------------------------------------------------------------------------------------------------------------
You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Lowest     Highest
Total Annual Portfolio Operating Expenses for 2008 (expenses that are deducted             ----       ----
from portfolio assets including management fees, 12b-1 fees, service fees, and/or          0.39%      3.65%
other expenses)(7)
------------------------------------------------------------------------------------------------------------------------------------

Notes:

(1) Important exceptions and limitations may eliminate or reduce the withdrawal charge.
(2) This charge is assessed on a per plan participant basis. Your employer may elect to pay these charges and we reserve the right to increase them.
(3) The administrative charge is currently $7.50 per quarter or, if less, 0.50% of a participant's retirement account value plus the amount of any active loan. Your employer may elect to pay this charge. Exceptions apply to certain contracts where the participant's retirement account value is $25,000 or more (see "Quarterly administrative charge" in "Charges and expenses" later in this prospectus). We reserve the right to waive or increase this charge upon 90 days written notice to the employer or plan trustee.
(4) We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option for plans with 10 or more participants. We charge a fee of $25 per check drawn if the employer elects to have us distribute plan benefits and withdrawals. We reserve the right to waive in certain cases or increase these charges upon 90 days' written notice to the employer or plan trustee.
(5)  A portion of this charge is for providing the death benefit.
(6) The total Separate Account A annual expenses of the variable investment options are guaranteed not to exceed an annual rate of 1.35% of the value of the assets held in the variable investment options for the contract. We may lower these charges for particular plans to an annual rate of no less than 0.80% if the participation of the plan in the contract results in savings of sales or administrative expenses.

(7) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2008 and for the underlying portfolios.


                                                                    Fee table 11


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EXAMPLES

These examples are intended to help you compare the cost of investing in the MOMENTUM PLUS(SM) contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses (which expenses are directly reflected in the participant's retirement account value) that a hypothetical contract owner would pay in the situations illustrated. The examples use a quarterly administrative charge based on the charges paid in 2008, which results in an estimated annual administrative charge of 0.1058% of contract value. (Actual administrative charges may be less if you, as employer, are billed directly for the quarterly administrative charge or if we do not deduct the quarterly administrative charge.) The examples do not reflect the $300 annual charge for basic recordkeeping services, which we bill directly to the employer except for plans with 10 or fewer participants.


The guaranteed interest option is not covered by the fee table and examples. However, the quarterly administrative charge, the withdrawal charge, the plan loan charge, and the charge if you elect a Variable Immediate Annuity payout option, do apply to the guaranteed interest option. A market value adjustment (up or down) to amounts held in the guaranteed interest option may apply as a result of contract termination under certain circumstances.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus; (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




-------------------------------------------------------------------------------------------
                                                         If you surrender your contract at
                                                                  the end of the
                                                              applicable time period
                                                        -----------------------------------
                                                                     3         5        10
                                                        1 year    years     years     years
-------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
    Portfolios                                         $1,133    $2,195    $3,248    $5,271
(b) assuming minimum fees and expenses of any of the
    Portfolios                                         $  812    $1,256    $1,727    $2,226
-------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                        If you annuitize at the end of the
                                                         applicable time period and select       If you do not surrender your
                                                         a non-life contingent period cer-         contract at the end of the
                                                                tain annuity option                  applicable time period
                                                       -----------------------------------------------------------------------------
                                                                   3         5        10                   3         5      10
                                                       1 year    years     years     years       1 year  years     years   years
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
    Portfolios                                         $1,133    $2,195    $3,248    $5,271      $536    $1,601    $2,659  $5,271
(b) assuming minimum fees and expenses of any of the
    Portfolios                                         $  812    $1,256    $1,727    $2,226      $194    $  599    $1,029  $2,226
------------------------------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION

Please see the Appendix at the end of this prospectus for the unit values and number of units outstanding as of the periods shown for the variable investment options available as of December 31, 2008.


12 Fee table


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1. Contract features and benefits

--------------------------------------------------------------------------------

HOW CONTRIBUTIONS CAN BE MADE

Employers and plan trustees, as applicable, may make contributions at any time by either ACH transfer, wire transfer or check. Participants should not send contributions directly to AXA Equitable. There is no minimum contribution amount, however, we have the right to require a minimum aggregate amount of contributions. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We do not accept third-party checks endorsed to us except for rollover contributions from a qualified plan, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form. We also have the right to stop accepting contributions upon notice to employers and plan trustees.

An initial contribution must generally be preceded or accompanied by all properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. Employers should send all contributions to AXA Equitable at the processing office. See "How to reach us" earlier in this prospectus.

The contract owner may instruct us to accept a participant's plan investment allocations as the contract allocation with respect to plan assets attributable to a participant's retirement account value. If so instructed, we will allocate contributions under the contract according to the allocation percentages specified on a participant's enrollment form. In the absence of direct instructions from the contract owner, if we receive an initial contribution before we receive a signed enrollment form or the allocation instructions on the form are incomplete (e.g., do not add up to 100%), we will notify the employer or plan trustee, as applicable, and request corrected instructions. The contract owner may also instruct us as to participants' investment allocations pursuant to the Save 1-2-3 program, as described below.

We will return the contribution to the employer or plan trustee, as applicable, in five business days, if we have not received the signed form or corrected allocation instructions, unless we have obtained the appropriate authorization to continue to hold the contribution.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------


SAVE 1-2-3


Employers and plan trustees, as applicable, may elect the Save 1-2-3 program under the MOMENTUM PLUS(SM) contract. Save 1-2-3 includes several features designed to promote increased retirement savings by participants, including Automatic Enrollment, Automatic Investment and Automatic Deferral Increase. Employers or plan trustees that choose to use the Save 1-2-3 program may elect any or all of the features described below that suit their plans' needs. Please note: not all features may be available in all plans. Participants are encouraged to speak with their employers, to learn more information about the details of the Save 1-2-3 program available under their plan.


AUTOMATIC ENROLLMENT

If the Automatic Enrollment feature is elected, all eligible employees will be enrolled under the MOMENTUM PLUS(SM) contract, at the salary deferral percentage mandated by the terms of their plan and not inconsistent with the Code. Participants can choose to allocate their contributions among the investment options, but if they do not choose an allocation by the cut-off date under their plan, their contributions will be allocated automatically to the default option selected under the plan, which may be the participant default Automatic Investment option described below, or, if that option is not selected, a general default option for the plan. In order to elect the Automatic Enrollment feature, employers or plan trustees must provide census information via the Employer Plan Administration Center at www.axa-equitable.com for all employees, including employees who are eligible and not contributing as well as ineligible employees.

Eligible employees have the right to opt out of the plan altogether. However, if they do not opt out by the cut off date under their plan, they will be automatically enrolled, and a percentage of their compensation will be contributed to the plan. The Code provides that participants have the right to opt out of the plan within 90 days of their initial contribution. Participants may also have the right to withdraw any contributions into the plan (as adjusted for investment performance) from the plan if they opt out during that 90-day period, if the plan permits such withdrawals. If their plan does not permit such withdrawals during the first 90 days, their ability to make withdrawals will be subject to the same terms and conditions described in the section entitled "Withdrawals and termination" under "Accessing your money" later in this prospectus. Participants have the right to cease making further contributions at any time. In addition, employers are required to provide participants, each plan year, with a notice of their rights to cease contributions, change the contribution amount and how contributions are invested in the absence of any investment decision by the participant.


AUTOMATIC INVESTMENT

Save 1-2-3 permits an employer or plan sponsor to choose the investment options into which contributions are to be allocated if no selection has been made for a participant's contributions. The Automatic Investment feature may be a single investment option or a mix of the investment options available under the plan that satisfied the


                                              Contract features and benefits  13


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Code and applicable regulatory requirements. The Automatic Investment options may be different than the general default option under the plan. The plan sponsor has a fiduciary duty to determine the appropriate default option for the plan. If the employer or plan trustee selects the Target Date Allocation Portfolios (namely, the Target 2015 Allocation portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation portfolio and Target 2045 Allocation portfolio) as the participant default Automatic Investment options, participants will automatically be placed in the appropriate Target Date Allocation Portfolio based on their date of birth and the plan's retirement age. AXA Equitable assumes that 65 is the normal retirement age, unless the employer or plan trustee provides a different age.


AUTOMATIC DEFERRAL INCREASE

Employers or plan trustees can also choose the Automatic Deferral Increase feature. Under this feature, participants' salary deferral percentage will automatically increase each year at a specified percentage until it reaches a maximum deferral percentage. The rate of the annual increase and the maximum deferral percentage is mandated by the terms of the plan.

Participants who want to opt out of any or all of these features can do so by visiting our website at www.axa-equitable.com. Participants whose contributions have been allocated to the default option can transfer their account value to other investment options available under the MOMENTUM PLUS(SM) contract as described in the section entitled "Transferring your money among investment options" later in this prospectus.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

The investment options available are the variable investment options and the guaranteed interest option.


VARIABLE INVESTMENT OPTIONS

Investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Only 25 investment options can be active at any one time. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
The employer or plan trustee, as applicable, can choose from among the variable investment options.
--------------------------------------------------------------------------------

14  Contract features and benefits


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PORTFOLIOS OF THE TRUSTS

The AXA Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the objective and investment manager or sub-adviser(s), as applicable, for each portfolio.


-----------------------------------------
AXA Premier VIP Trust
Portfolio Name                Share Class
-----------------------------------------
AXA AGGRESSIVE ALLOCATION     Class B
-----------------------------------------
AXA CONSERVATIVE ALLOCATION   Class B
-----------------------------------------
AXA CONSERVATIVE-PLUS         Class B
 ALLOCATION
-----------------------------------------
AXA MODERATE ALLOCATION       Class A
-----------------------------------------
AXA MODERATE-PLUS             Class B
 ALLOCATION
-----------------------------------------
MULTIMANAGER AGGRESSIVE       Class A
 EQUITY
-----------------------------------------
MULTIMANAGER CORE BOND        Class B
-----------------------------------------
MULTIMANAGER HEALTH CARE      Class B
-----------------------------------------
MULTIMANAGER INTERNATIONAL    Class B
 EQUITY
-----------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                    Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capi-   o AXA Equitable
 ALLOCATION                   tal, with a greater emphasis on current
                              income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and   o AXA Equitable
                              current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and   o AXA Equitable
 ALLOCATION                   current income, with a greater emphasis
                              on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.               o AllianceBernstein L.P.
 EQUITY                                                                  o ClearBridge Advisors, LLC
                                                                         o Legg Mason Capital Management, Inc.
                                                                         o Marsico Capital Management, LLC
                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of high current income   o BlackRock Financial Management, Inc.
                              and capital appreciation, consistent with  o Pacific Investment Management Company LLC
                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE      Long-term growth of capital.               o Invesco Aim Capital Management, Inc.
                                                                         o RCM Capital Management LLC
                                                                         o SSgA Funds Management, Inc.
                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.               o AllianceBernstein L.P.
 EQUITY                                                                  o JPMorgan Investment Management Inc.
                                                                         o Marsico Capital Management, LLC
                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 15


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
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                  Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Share Class    Objective                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE   Class B        Long-term growth of capital.              o AllianceBernstein L.P.
 EQUITY                                                                                o Janus Capital Management LLC
                                                                                       o SSgA Funds Management, Inc.
                                                                                       o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Class B        Long-term growth of capital.              o Goodman & Co. NY Ltd.
 GROWTH                                                                                o SSgA Funds Management, Inc.
                                                                                       o T. Rowe Price Associates, Inc.
                                                                                       o Westfield Capital Management Company, L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Class B        Long-term growth of capital.              o AllianceBernstein L.P.
 VALUE                                                                                 o Institutional Capital LLC
                                                                                       o MFS Investment Management
                                                                                       o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP          Class B        Long-term growth of capital.              o AllianceBernstein L.P.
 GROWTH                                                                                o Franklin Advisers, Inc.
                                                                                       o SSgA Funds Management, Inc.
                                                                                       o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE    Class B        Long-term growth of capital.              o AXA Rosenberg Investment Management LLC
                                                                                       o SSgA Funds Management, Inc.
                                                                                       o Tradewinds Global Investors, LLC
                                                                                       o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR     Class A        High total return through a combination   o Pacific Investment Management Company LLC
 BOND(1)                                     of current income and capital apprecia-   o Post Advisory Group, LLC
                                             tion.                                     o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        Class B        Long-term growth of capital.              o Eagle Asset Management, Inc.
 GROWTH                                                                                o SSgA Funds Management, Inc.
                                                                                       o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        Class B        Long-term growth of capital.              o Franklin Advisory Services, LLC
 VALUE                                                                                 o Pacific Global Investment Management
                                                                                       Company
                                                                                       o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY       Class B        Long-term growth of capital.              o Firsthand Capital Management, Inc.
                                                                                       o RCM Capital Management LLC
                                                                                       o SSgA Funds Management, Inc.
                                                                                       o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------


16 Contract features and benefits


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--------------------------------------------
AXA Premier VIP Trust
Portfolio Name                 Share Class
--------------------------------------------
TARGET 2015 ALLOCATION         Class B
--------------------------------------------
TARGET 2025 ALLOCATION         Class B
--------------------------------------------
TARGET 2035 ALLOCATION         Class B
--------------------------------------------
TARGET 2045 ALLOCATION         Class B
--------------------------------------------
 EQ Advisors Trust
Portfolio Name                  Share Class
--------------------------------------------
EQ/ALLIANCEBERNSTEIN           Class IA
 INTERNATIONAL
--------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Class IA
 CAP GROWTH
--------------------------------------------
EQ/ARIEL APPRECIATION II       Class IB
--------------------------------------------
EQ/AXA FRANKLIN SMALL CAP      Class IB
 VALUE CORE(2)
--------------------------------------------
EQ/AXA ROSENBERG VALUE LONG/   Class IB
 SHORT EQUITY
--------------------------------------------
EQ/BLACKROCK BASIC VALUE       Class IB
 EQUITY
--------------------------------------------
EQ/BLACKROCK INTERNATIONAL     Class IB
 VALUE
--------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Class IB
 INCOME
--------------------------------------------
EQ/CALVERT SOCIALLY            Class IB
 RESPONSIBLE
--------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH     Class IB
--------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH   Class IB
--------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH YIELD   Class IB
 BOND
--------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                       Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                    applicable)
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION         Seeks the highest total return over time     o AXA Equitable
                               consistent with its asset mix. Total return
                               includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION         Seeks the highest total return over time     o AXA Equitable
                               consistent with its asset mix. Total return
                               includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION         Seeks the highest total return over time     o AXA Equitable
                               consistent with its asset mix. Total return
                               includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION         Seeks the highest total return over time     o AXA Equitable
                               consistent with its asset mix. Total return
                               includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                           Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                    applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN           Seeks to achieve long-term growth of         o AllianceBernstein L.P.
 INTERNATIONAL                 capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of         o AllianceBernstein L.P.
 CAP GROWTH                    capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II       Seeks to achieve long-term capital appre-    o Ariel Capital Management, LLC
                               ciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP      Seeks to achieve long-term total return.     o BlackRock Investment Management, LLC
 VALUE CORE(2)                                                              o Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE LONG/   Seeks to increase value through bull mar-    o AXA Rosenberg Investment Management
 SHORT EQUITY                  kets and bear markets using strategies         LLC
                               that are designed to limit exposure to
                               general equity market risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE       Seeks to achieve capital appreciation and    o BlackRock Investment Management, LLC
 EQUITY                        secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL     Seeks to provide current income and          o BlackRock Investment Management
 VALUE                         long-term growth of income, accompa-           International Limited
                               nied by growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks to achieve a combination of            o Boston Advisors, LLC
 INCOME                        growth and income to achieve an above-
                               average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            Seeks to achieve long-term capital appre-    o Calvert Asset Management Company, Inc.
 RESPONSIBLE                   ciation.                                     o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH     Seeks to achieve long-term growth of         o Capital Guardian Trust Company
                               capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH   Seeks to achieve long-term growth of         o Capital Guardian Trust Company
                               capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH YIELD   Seeks to maximize current income.            o Caywood-Scholl Capital Management
 BOND
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 17


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-----------------------------------------
EQ Advisors Trust
Portfolio Name                Share Class
-----------------------------------------
EQ/COMMON STOCK INDEX(3)      Class IA
-----------------------------------------
EQ/CORE BOND INDEX            Class IB
-----------------------------------------
EQ/DAVIS NEW YORK VENTURE     Class IB
-----------------------------------------
EQ/EQUITY 500 INDEX           Class IA
-----------------------------------------
EQ/EVERGREEN OMEGA            Class IB
-----------------------------------------
EQ/FOCUS PLUS(4)              Class IB
-----------------------------------------
EQ/GAMCO MERGERS AND ACQUI-   Class IB
 SITIONS
-----------------------------------------
EQ/GAMCO SMALL COMPANY        Class IB
 VALUE
-----------------------------------------
EQ/GLOBAL BOND PLUS(5)        Class IB
-----------------------------------------
EQ/GLOBAL MULTI-SECTOR        Class IB
 EQUITY(6)
-----------------------------------------
EQ/INTERMEDIATE GOVERNMENT    Class IA
 BOND INDEX
-----------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                          Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                    applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX(3)      Seeks to achieve a total return before       o AllianceBernstein L.P.
                              expenses that approximates the total
                              return performance of the Russell 3000
                              Index, including reinvestment of divi-
                              dends, at a risk level consistent with that
                              of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX            Seeks to achieve a total return before       o SSgA Funds Management, Inc.
                              expenses that approximates the total
                              return performance of the Barclays Capi-
                              tal U.S. Aggregate Bond Index, including
                              reinvestment of dividends, at a risk level
                              consistent with that of the Barclays Capi-
                              tal U.S. Aggregate Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE     Seeks to achieve long-term growth of         o Davis Selected Advisers, L.P.
                              capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX           Seeks to achieve a total return before       o AllianceBernstein L.P.
                              expenses that approximates the total
                              return performance of the S&P 500 Index,
                              including reinvestment of dividends, at a
                              risk level consistent with that of the S&P
                              500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA            Seeks to achieve long-term capital           o Evergreen Investment Management Company, LLC
                              growth.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FOCUS PLUS(4)              Seeks to achieve long-term growth of         o AXA Equitable
                              capital.                                     o Marsico Capital Management, LLC
                                                                           o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUI-   Seeks to achieve capital appreciation.       o GAMCO Asset Management Inc.
 SITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Seeks to maximize capital appreciation.      o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS(5)        Seeks to achieve capital growth and cur-     o BlackRock Investment Management, LLC
                              rent income.                                 o Evergreen Investment Management Company, LLC
                                                                           o First International Advisors, LLC (dba
                                                                             "Evergreen International")
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR        Seeks to achieve long-term capital appre-    o BlackRock Investment Management, LLC
 EQUITY(6)                    ciation.                                     o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT    Seeks to achieve a total return before       o SSgA Funds Management, Inc.
 BOND INDEX                   expenses that approximates the total
                              return performance of the Barclays Capi-
                              tal Intermediate Government Bond Index,
                              including reinvestment of dividends, at a
                              risk level consistent with that of the
                              Barclays Capital Intermediate Govern-
                              ment Bond Index.
------------------------------------------------------------------------------------------------------------------------------------


18 Contract features and benefits


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---------------------------------------------
EQ Advisors Trust
Portfolio Name                  Share Class
---------------------------------------------
EQ/INTERNATIONAL CORE PLUS      Class IB
---------------------------------------------
EQ/INTERNATIONAL GROWTH         Class IB
---------------------------------------------
EQ/JPMORGAN VALUE               Class IB
 OPPORTUNITIES
---------------------------------------------
EQ/LARGE CAP CORE PLUS          Class IB
---------------------------------------------
EQ/LARGE CAP GROWTH INDEX       Class IB
---------------------------------------------
EQ/LARGE CAP GROWTH PLUS        Class IB
---------------------------------------------
EQ/LARGE CAP VALUE INDEX        Class IB
---------------------------------------------
EQ/LARGE CAP VALUE PLUS         Class IA
---------------------------------------------
EQ/LONG TERM BOND               Class IB
---------------------------------------------
EQ/LORD ABBETT GROWTH AND       Class IB
 INCOME
---------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE   Class IB
---------------------------------------------
EQ/LORD ABBETT MID CAP VALUE    Class IB
---------------------------------------------
EQ/MID CAP INDEX                Class IB
---------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                           Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  Objective                                   applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS      Seeks to achieve long-term growth of        o AXA Equitable
                                capital.                                    o Hirayama Investments, LLC
                                                                            o SSgA Funds Management, Inc.
                                                                            o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH         Seeks to achieve capital appreciation.      o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE               Seeks to achieve long-term capital appre-   o JPMorgan Investment Management Inc.
 OPPORTUNITIES                  ciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS          Seeks to achieve long-term growth of        o AXA Equitable
                                capital with a secondary objective to seek  o Institutional Capital LLC
                                reasonable current income. For purposes     o SSgA Funds Management, Inc.
                                of this Portfolio, the words "reasonable
                                current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX       Seeks to achieve a total return before      o AllianceBernstein L.P.
                                expenses that approximates the total
                                return performance of the Russell 1000
                                Growth Index, including reinvestment of
                                dividends at a risk level consistent with
                                that of the Russell 1000 Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS        Seeks to provide long-term capital          o AXA Equitable
                                growth.                                     o Marsico Capital Management, LLC
                                                                            o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX        Seeks to achieve a total return before      o SSgA Funds Management, Inc.
                                expenses that approximates the total
                                return performance of the Russell 1000
                                Value Index, including reinvestment of
                                dividends, at a risk level consistent with
                                that of the Russell 1000 Value Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS         Seeks to achieve capital appreciation.      o AllianceBernstein L.P.
                                                                            o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND               Seeks to maximize income and capital        o BlackRock Financial Management, Inc.
                                appreciation through investment in long-
                                maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND       Seeks to achieve capital appreciation and   o Lord, Abbett & Co. LLC
 INCOME                         growth of income without excessive fluc-
                                tuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE   Seeks to achieve capital appreciation and   o Lord, Abbett & Co. LLC
                                growth of income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE    Seeks to achieve capital appreciation.      o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX                Seeks to achieve a total return before      o SSgA Funds Management, Inc.
                                expenses that approximates the total
                                return performance of the S&P Mid Cap
                                400 Index, including reinvestment of
                                dividends, at a risk level consistent with
                                that of the S&P Mid Cap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 19


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----------------------------------------------
EQ Advisors Trust
Portfolio Name                  Share Class
----------------------------------------------
EQ/MID CAP VALUE PLUS           Class IB
----------------------------------------------
EQ/MONEY MARKET                 Class IA
----------------------------------------------
EQ/MONTAG & CALDWELL            Class IB
 GROWTH
----------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Class IB
 OPPORTUNITY
----------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Class IB
 SMALL CAP
----------------------------------------------
EQ/PIMCO ULTRA SHORT BOND(7)    Class IB
----------------------------------------------
EQ/QUALITY BOND PLUS            Class IA
----------------------------------------------
EQ/SHORT DURATION BOND          Class IB
----------------------------------------------
EQ/SMALL COMPANY INDEX          Class IB
----------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK   Class IB
----------------------------------------------
EQ/UBS GROWTH AND INCOME        Class IB
----------------------------------------------
EQ/VAN KAMPEN COMSTOCK          Class IB
----------------------------------------------
EQ/VAN KAMPEN MID CAP           Class IB
 GROWTH
----------------------------------------------
EQ/VAN KAMPEN REAL ESTATE       Class IB
----------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                           Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  Objective                                   applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS           Seeks to achieve long-term capital appre-   o AXA Equitable
                                ciation.                                    o SSgA Funds Management, Inc.
                                                                            o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                 Seeks to obtain a high level of current     o The Dreyfus Corporation
                                income, preserve its assets and maintain
                                liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL            Seeks to achieve capital appreciation.      o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Seeks to achieve long-term capital appre-   o OppenheimerFunds, Inc.
 OPPORTUNITY                    ciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Seeks to achieve capital appreciation.      o OppenheimerFunds, Inc.
 SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND(7)    Seeks to generate a return in excess of     o Pacific Investment Management Company,
                                traditional money market products while       LLC
                                maintaining an emphasis on preservation
                                of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS            Seeks to achieve high current income        o AllianceBernstein L.P.
                                consistent with moderate risk to capital.   o AXA Equitable
                                                                            o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND          Seeks to achieve current income with        o BlackRock Financial Management, Inc.
                                reduced volatility of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX          Seeks to replicate as closely as possible   o AllianceBernstein L.P.
                                (before the deduction of Portfolio
                                expenses) the total return of the Russell
                                2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK   Seeks to achieve long-term capital appre-   o T. Rowe Price Associates, Inc.
                                ciation and
                                secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME        Seeks to achieve total return through       o UBS Global Asset Management
                                capital appreciation with income as a         (Americas) Inc.
                                secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK          Seeks to achieve capital growth and         o Morgan Stanley Investment Management
                                income.                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP           Seeks to achieve capital growth.            o Morgan Stanley Investment Management
 GROWTH                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE       Seeks to provide above average current      o Morgan Stanley Investment Management
                                income and long-term capital apprecia-        Inc.
                                tion.
------------------------------------------------------------------------------------------------------------------------------------



* The chart below reflects the portfolio's former name in effect until on or about May 1, 2009, subject to regulatory approval. The number in the "Footnote No." column corresponds with the number contained in the chart above.


20 Contract features and benefits


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---------------------------------------------------------
 Footnote No.    Portfolio's Former Name
---------------------------------------------------------
                 AXA Premier VIP Trust
---------------------------------------------------------
   (1)           Multimanager High Yield
---------------------------------------------------------
                 EQ Advisors Trust
---------------------------------------------------------
   (2)           EQ/Franklin Small Cap Value
---------------------------------------------------------
   (3)           EQ/AllianceBernstein Common Stock
---------------------------------------------------------
   (4)           EQ/Marsico Focus
---------------------------------------------------------
   (5)           EQ/Evergreen International Bond
---------------------------------------------------------
   (6)           EQ/Van Kampen Emerging Markets Equity
---------------------------------------------------------
   (7)           EQ/PIMCO Real Return
---------------------------------------------------------



You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of the Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 821-7777.



                                               Contract features and benefits 21


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GUARANTEED INTEREST OPTION


The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.

We set interest rates periodically at our discretion according to our procedures that we have in effect at the time. All interest rates are effective interest rates, but before deduction of quarterly administrative charges or any withdrawal charges.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest rates in effect at the same time in the guaranteed interest option:

(1)  the minimum interest rate guaranteed over the life of the contract,

(2)  the yearly guaranteed interest rate for the calendar year, and

(3)  the current interest rate.


Allocations to the guaranteed interest option are guaranteed to earn interest at least equal to the yearly guaranteed interest rate. The guaranteed interest rate for 2009 is 3%. We guarantee that the yearly guaranteed interest rate will never be less than 3%.


Currently, we also declare a quarterly interest rate that will not be lower than the yearly guaranteed interest rate. The current quarterly rate applies to all amounts in the guaranteed interest account. We can discontinue our practice of declaring quarterly rates at our discretion. We may also declare rates based on:

o    the date amounts were credited to the account, or

o    the date your employer's plan enrolled under the contract.


CONTRACT TERMINATION

Contract termination occurs:

1. when the employer or plan trustee informs us that it is terminating a plan's participation under the contract, in whole or in part, or

2. when we deliver written notice to the employer or plan trustee that we are terminating a plan's participation under the contract because:

     (a)  the plan fails to qualify under the Code, or

     (b) we cannot properly administer the contract because the plan has failed to provide us with the necessary participant information.


EFFECTS OF PLAN OR CONTRACT TERMINATION

We will generally pay withdrawals from the guaranteed interest option following a contract termination, or on behalf of a participant covered by a plan that has terminated, in six annual installments. However, in the case of a contract termination, employers may instead elect to receive such amounts immediately in a single payment. The single payment will be subject to a market value adjustment (discussed below). Amounts payable in installments are not subject to a withdrawal charge.

There is no installment payout requirement or a market value adjustment for withdrawals made:

(1)  as a result of:

     o    a participant's death,

     o    attainment of the normal retirement age under the employer's plan,

     o    disability, or

     o    separation from service;

(2) to purchase an annuity payout option that depends on the life of an annuitant; or

(3)  to satisfy the Code's minimum distribution requirements.

We do not permit transfers to or from the guaranteed interest option once installment payments begin after a contract termination. Transfers out of the guaranteed interest option are also restricted for terminated plan participants once we receive notice of a plan termination. A "plan termination" is the termination, either in whole or in part, of the employer's defined contribution plan when there is no successor plan. Employers and plan trustees, as applicable, must give us 90 days' advance notice of a plan termination.

We will make single sum payments (and impose a market value adjustment) rather than make installment payments under certain circumstances such as when there are relatively few participants remaining following a plan termination.


MARKET VALUE ADJUSTMENT

To determine the market value adjustment, we calculate the amount of the market value change (which may be positive or negative) for each calendar quarter that an employer's plan held amounts attributable to participant plan account values in the guaranteed interest option (each a "quarterly period"). We calculate each market value change for each quarterly period as follows:

(1) We subtract the average interest rate on 5-year U.S. Treasury notes during the quarterly period from the interest rate of a 5-year U.S. Treasury note on the calculation date. The "calculation date" will be the fifth business day prior to the date we pay the withdrawal.

(2) We multiply the result in (1) by the employer's net cash flow in the guaranteed interest option. Net cash flow is contributions, interest credited and transfers in, minus withdrawals, transfers out and fees. The actions of other participants (e.g., transfers, withdrawals, etc.) can affect a plan's cash flow, and thus the amount of the market value adjustment applied to your withdrawal.

(3) We then multiply the result in (2) by a fraction equal to the number of calendar days from the date of the withdrawal to the maturity date for the given quarterly period over 365. The "maturity date" is the fifth anniversary of the first business day of the given quarterly period.

Finally we add together the amount of each market value change for each quarterly period, and divide by the total amount of retirement account values held in the guaranteed interest option under your employer's plan on the date of the withdrawal. If the sum of these market value changes is negative, then the market value adjustment is zero. If it is positive, this is the market value adjustment that is imposed, subject to the following conditions:


22  Contract features and benefits


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o    We will not disburse less than the amounts contributed to the guaranteed interest option on behalf of a participant plus interest credited at 3% (the minimum guaranteed rate). Further, the market value adjustment may not exceed 7%. We will reduce the market value adjustment as necessary to meet these conditions.

o If the withdrawal charge that applies to the amount withdrawn from the guaranteed interest option is greater than the market value adjustment, we will impose the withdrawal charge instead of the market value adjustment.

The contract prohibits the employer or plan trustee, as applicable, from influencing participants' decisions regarding allocations, transfers or withdrawals to or from the guaranteed interest option. We may prohibit transfers to or from the guaranteed interest option and/or impose a contract termination for violations of this provision.


SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES ONLY)

Subject to state regulatory approval, you, as employer or plan trustee, can fund your plan with up to 25 active investment options at any one time. Selections are made at the time of application, but may be changed subject to our rules in effect at that time.


If any one of the AXA Conservative Allocation, AXA Conservative-Plus Allocation, Multimanager Core Bond, Multimanager Multi-Sector Bond, EQ/Intermediate Government Bond Index, EQ/Quality Bond PLUS, EQ/Caywood-Sholl High Yield Bond, EQ/Global Bond PLUS, EQ/Core Bond Index, EQ/Long Term Bond, EQ/PIMCO Ultra Short Bond or EQ/Short Duration Bond options is chosen, the EQ/Money Market option must also be selected. Also, if the guaranteed interest option and any one of the above-listed options are selected, certain restrictions will apply to transfers out of the guaranteed interest option. See "Transferring your money among investment options" later in this prospectus. Lastly, if none of the above-listed options is selected, the guaranteed interest option must be elected as a funding option.



ALLOCATING YOUR CONTRIBUTIONS

If instructed by a contract owner, we allocate contributions to the investment options according to the allocation percentages on the participant's enrollment form or as later changed. Under participant-directed plans, you, as participant, will generally provide those allocation percentages. In trustee-directed plans, the plan trustee will provide those percentages. Allocation percentages that are provided will be used for all contribution sources (employee and employer). Contributions from participants in plans using the Save 1-2-3 program are allocated automatically to the default investment option specified by the employer or plan trustee, until the participant provides alternate allocation instructions.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

You as a participant should review your confirmation notices carefully to determine whether your contributions have been allocated correctly.

If a contract owner authorizes us to use participant plan investment allocations as its instructions under the contract and unless restricted by your employer's plan, a participant can change his or her allocation percentages at any time. To change allocation instructions, file a change of investment allocation form with your employer or plan trustee, as applicable, to be forwarded to our processing office. If appropriately authorized by a contract owner, a participant can use TOPS or Internet access to change allocation percentages over the phone or over the Internet. The change will remain in effect for future contributions unless another change is requested.


                                              Contract features and benefits  23


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2. Determining your retirement account value


--------------------------------------------------------------------------------

YOUR RETIREMENT ACCOUNT VALUE

The "retirement account value" is the total of the values attributable to a participant's plan account values under the contract in the variable investment options and the guaranteed interest option. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this prospectus.

If a partial or full withdrawal is made or if the contract owner terminates a plan's participation in the MOMENTUM PLUS(SM) program, participant retirement account values will be reduced by any withdrawal charge and/or any market value adjustment that applies.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each investment option invests in shares of a corresponding portfolio. The value of each variable investment option is measured by "units." The value of units will increase or decrease as though you had invested in the corresponding portfolio's shares directly. The value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option, minus daily charges for mortality and expense risks and other expenses. On any day, the value in any variable investment option equals the number of units credited under that option, adjusted for any units purchased for or deducted from that contract under that option, multiplied by that day's value for one unit. The number of contract units in any variable investment option does not change unless they are:

(i)   increased to reflect subsequent contributions,

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges),


(iii) decreased to reflect a loan, or increased to reflect a loan repayment, or

(iv) increased to reflect a transfer into or decreased to reflect a transfer out of investment options.

In addition, when we deduct the withdrawal charge, the quarterly administrative charge and certain other charges, the number of units credited to that contract will be reduced. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

The value in the guaranteed interest option at any time will equal: contributions, transfers and loan repayments to that option, plus interest, less withdrawals, loans and transfers out of the option, and charges we deduct.


24  Determining your retirement account value


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3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE

Subject to certain restrictions, the contract permits transfers of all or a portion of your retirement account value among the investment options at any time. A contract owner may authorize us to use participant plan transfer requests as its instructions under the contract. Your employer's plan may, however, impose restrictions on transfers. We also offer automatic transfer services described under "Automatic asset rebalancing for participant retirement account values" below. There is no charge for transfers or retirement account value rebalancing. Unless otherwise noted, "you" and "your" refer to the participant in this section.

Participants may make transfer requests by filing a request form to transfer with their employer or plan trustee to be forwarded to our processing office. You can also use our TOPS or Internet access systems to make transfers among the investment options if your employer has adopted the system and authorized its use.


If your employer elects to fund your plan with the guaranteed interest option and any of the AXA Conservative Allocation, AXA Conservative-Plus Allocation, Multimanager Core Bond, Multimanager Multi-Sector Bond, EQ/Intermediate Government Bond Index, EQ/Quality Bond PLUS, EQ/Caywood-Scholl High Yield Bond, EQ/Global Bond PLUS, EQ/Core Bond Index, EQ/Long Term Bond, EQ/Money Market, EQ/PIMCO Ultra Short Bond, or EQ/Short Duration Bond options, the maximum amount that may be transferred from the guaranteed interest option to any other investment option during a "transfer period" is the greater of (i) and (ii) below, or, if greater, (iii) if applicable.

(i) 25% of the amount you had in the guaranteed interest option as of the last business day of the calendar year immediately preceding the current calendar quarter. the total of all amounts you transferred out of the guaranteed

(ii)  interest option during the same immediately preceding calendar year.



(iii) If the employer or plan trustee, as applicable, has made an allocation to the guaranteed interest option on your behalf as a result of the mass transfer of assets to the Momentum Plus(SM) contract from another funding vehicle, you may transfer, for the "transfer period" in which the allocation occurred, up to 25% of the amount held in the guaranteed interest option on your behalf as of the date of the allocation.

We will not permit transfers between the guaranteed interest option and the other investment option (i) after we receive a request for a withdrawal from the guaranteed interest option in connection with a contract termination, or (ii) for 90 days after we receive notice of a plan termination (except for transfers already being made under an automatic transfer option). After the end of the 90 days described in (ii), the transfer limitation described above will go into effect for transfers where your employer's plan is funded with any of the investment options included in that description. If your employer's plan is not funded with any of such investment options, then at the end of the 90 days described in (ii), the maximum amount that may be transferred from the guaranteed interest option to any other investment option during a "transfer period" is 25% of the amount you had in the guaranteed investment option as of the last day of such 90 day period.


From time to time we may remove certain restrictions that apply to your investment method. If we do so we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions that apply to your investment method, amounts that are in any investment options that are not available under your investment method can remain in these options, but you will not be permitted to allocate new contributions or make additional transfers (including through our rebalancing program) into these options.

--------------------------------------------------------------------------------
A transfer period is the calendar quarter in which the transfer request is made and the preceding three calendar quarters.
--------------------------------------------------------------------------------


Generally, this means that unless (iii) above applies, new participants may not transfer funds out of the guaranteed interest option during the first calendar year of their participation under the contract.

Transfers you make from the guaranteed interest option when there is no transfer limitation in effect will not count against the maximum transfer amount if the transfer limitation subsequently goes into effect.


We may, at any time, restrict the use of a disruptive transfer activity and agents acting on behalf of more than one participant. Any agreements to use disruptive transfer activity to make transfers are subject to our rules in effect at that time. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

A transfer request does not change your percentages for allocating current or future contributions among the investment options. We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvanta-


                            Transferring your money among investment options  25


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geous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners/participants.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the " trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


When a contract owner/participant is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner/participant explaining that there is a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the contract owner/participant is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners/ participants uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners/ participants. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner/ participant.

Contract owners/participants should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/ participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


AUTOMATIC ASSET REBALANCING FOR PARTICIPANT RETIREMENT ACCOUNT VALUES


Subject to contract owner approval and availability under your employer's plan, a participant may choose to automatically reallocate his or her retirement account value among the variable investment options and the guaranteed interest option which your employer has selected for your plan. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, telling us:


(a) the percentage you want invested in each investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually or annually).


26  Transferring your money among investment options


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While your rebalancing program is in effect, we will transfer amounts among each investment option so that the percentage of your retirement account value that you specify is invested in each option at the end of each rebalancing date. Please note that the allocation percentages used for this program will also be used as your allocation percentages for future contributions.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office.



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4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWALS AND TERMINATION

Subject to any restrictions in your employer's plan, the contract allows your employer or plan trustee, whichever applies, to make a withdrawal from your retirement account value on your behalf by submitting a completed withdrawal form to our processing office. We will process withdrawal requests on the business day we receive the required information. We will send withdrawal proceeds to your employer or plan trustee, unless your employer has elected our full-service plan recordkeeping option which provides for direct distribution to participants. If we receive only partially completed information, we will return the request to the employer or plan trustee for completion before we can process it.

As a deterrent to premature withdrawal (generally before age 59-1/2) federal income tax rules provide certain restrictions on and penalties for early withdrawals. In addition, for payments made directly to participants, we withhold income taxes from the amount withdrawn unless an exception applies. See "Tax information" later in this prospectus.

The employer or plan trustee may also terminate its entire participation under the contract by writing to our processing office. In addition, if a plan does not qualify under federal income tax rules, or, if a contract owner fails to provide us with the participant data necessary to administer the contract, we may return the plan assets to the employer or plan trustee.

Withdrawals or terminations may result in a withdrawal charge, an installment payout and/or a market value adjustment. See "Effects of plan or contract termination" under "Contract features and benefits" earlier in this prospectus and "Charges that AXA Equitable deducts" under "Charges and expenses" later in this prospectus.


INSTALLMENT PAYMENTS (SYSTEMATIC WITHDRAWALS)

If your plan permits and a participant has at least $5,000 of retirement account value in the investment options on the date we receive the proper election form at our processing office, a participant may elect retirement installment payments. A participant may elect to have installment payments made on a monthly, quarterly, semi-annual or annual basis. The minimum amount available for each installment payment is $300. We will make the installment payment on any day of the month selected as long as it is not later than the 28th day of the month. If a date is not selected then installment payments will be made on the first day of the month.

Installment payments may be elected under the MOMENTUM PLUS(SM) contract if a participant's:

o plan (which must be either a full service or basic recordkeeping plan as described under "Plan recordkeeping services" later in this prospectus) permits it and the contract owner elects to make this option available to the participants;

o retirement account value is not subject to a withdrawal charge, as fully explained in "Charges and expenses" later in this prospectus; and

o    account does not have a loan outstanding.

If installment payments are elected, a fixed-dollar amount will be withdrawn from each investment option. A participant need not maintain a minimum retirement account value amount. The amount of each installment payment will represent a pro rata portion of the total amount in each investment option, adjusted to reflect expenses and investment experience.

It is the plan sponsor's responsibility to ensure that payments received meet any applicable requirements of the Code.

Once elected, installment payments shall continue until the retirement account value is exhausted, with the final payment being equal to the amount remaining in the retirement account value, or until we receive a participant's written request to cancel installment payments.


FORFEITURES

Forfeitures can arise when a participant who is not fully vested under a plan terminates employment. Under the terms of the Plan and Trust and the Pooled Trust, when a forfeiture occurs, we will withdraw the unvested portion of the retirement account value and deposit such amount in a forfeiture account. We allocate amounts in the forfeiture account to the "default option." The default option is the EQ/Money Market option, if that is an option under your plan. Otherwise, the guaranteed interest option is the default option. For more information on vesting, refer to the SAI.

We will reallocate amounts from the forfeiture account as contributions to participant accounts in accordance with instructions received by the employer or plan trustee, whichever applies. Special rules apply to how the withdrawal charge will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses" later in this prospectus.


PLAN LOANS

The contract permits your employer or plan trustee, as applicable, to withdraw funds from your retirement account value, without incurring a withdrawal charge, in order to make a loan to you under your employer's plan. Your employer can tell you whether loans are available under your plan.

Employers who adopt the Plan and Trust may choose to offer its loan feature. The availability of loans under an individually designed or prototype plan depends on the terms of the plan.

Employers transferring plan assets to the MOMENTUM PLUS(SM) program may also transfer outstanding plan loans to the contract. We call these loans "takeover loans." We will allocate repayments of takeover loans to the investment options elected on the takeover loan form.


28  Accessing your money


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Effective January 1, 2002, plan loans to sole proprietors, partners and S corporation owners are exempt from the prohibited transaction rules for plan loans, similar to non-owner employees. Therefore, they can borrow on the same basis as their employees.

Consult with your attorney or tax adviser regarding the advisability and procedures for obtaining such an exemption.

Participants should apply for a plan loan through their employer or the plan trustee, whichever applies. The employer or plan trustee and the participant must complete and sign a loan agreement and application before we make any plan loans. Before taking a plan loan, married participants must generally obtain written consent of their spouse. In addition, participants should always consult their tax adviser before taking out a plan loan.

We permit only one outstanding plan loan at any time. We will permit any number of takeover loans at any time. You may not have both takeover loans and plan loans outstanding at the same time. The minimum loan amount is $1,000 and the maximum is 50% of your vested retirement account value and cannot exceed $50,000. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance in the previous twelve months over the outstanding balance of plan loans on the date the loan was made. When you request the loan you may specify from which investment options the plan loan is to be deducted. The loan term must comply with any law that applies. See "Additional Loan Provisions" in the SAI and "Tax information" later in this prospectus.

For a description of charges associated with plan loans, see "Plan loan charges" under "Charges and expenses" later in this prospectus.

Your employer or the plan trustee will set the interest rate that applies to your plan loan under the terms of your employer's plan. Each employer or plan trustee, as applicable, is responsible for determining the interest rate that applies to each loan. We will add all interest (as well as principal) that you pay to your retirement account value. The interest paid in repaying a loan may not be deductible, but amounts paid as interest on your loan will be taxable when it is distributed.

Plan loan repayments covering interest and principal will be due according to the repayment schedule determined according to the terms of the employer's plan. Participants should send plan loan repayments to the plan administrator and not to AXA Equitable. All plan loan payments made by the plan administrator to us must be made by ACH transfers, check or wire transfer subject to the same rules for contributions. See "How contributions can be made" earlier in this prospectus.

You may prepay a plan loan in whole or in part at any time. We will apply any payments we receive to interest first and principal second. Plan loan repayments will be allocated to the investment options according to the instructions we receive on the loan request form.

A plan loan will be considered in default if:

o we do not receive the amount of any scheduled repayment within 90 days of its due date,

o    the participant dies, or

o    participation under the contract terminates.

We may then treat the plan loan principal as a withdrawal subject to the withdrawal charge.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include payment of a death benefit, or payment of any portion of your retirement account value (less any withdrawal charge). We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option for up to six months while you are living.


YOUR ANNUITY PAYOUT OPTIONS

When a participant is ready to retire, the contract owner will report to us that an annuity benefit is to be provided under the contract. We will then apply any contract values attributable to a participant's retirement account value to purchase his or her annuity benefit. Subject to availability under an employer's plan and the Code, MOMENTUM PLUS(SM) will offer several choices of annuity payout options. You may choose fixed or variable annuity payments. You can choose from among the annuity payout options listed below. Your choices are always subject to the terms of your employer's plan.


--------------------------------------------------------------------------------
Annuity Payout Options                Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
                                      Qualified joint and survivor life
--------------------------------------------------------------------------------
Variable Immediate Annuity payout     Life annuity (not available in
   options (as described in a sepa-   New York)
   rate prospectus for this option)   Life annuity with period certain
                                      Qualified joint and survivor life
--------------------------------------------------------------------------------

ANNUITY PAYOUT OPTIONS

A participant can choose from among the following annuity payout options:

o Life annuity: An annuity that guarantees payments for the rest of a participant's life. Payments end with the last monthly payment before a participant's death. Because there is no death benefit with this payout option, it provides the highest monthly payment of any of the life annuity options. The monthly payments terminate with your death.

o Life annuity with period certain: An annuity that guarantees payments for the rest of a participant's life and, if a participant dies before the end of a selected period of time ("period certain"),


                                                        Accessing your money  29


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     provides payments to the beneficiary for the balance of the period certain.
     The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the participant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that a participant will receive if a participant does not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of a participant's life and, if a participant dies before the amount applied to purchase the annuity option has been recovered, provides payments to the beneficiary that will continue until that amount has been recovered.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years. The guarantee period may not exceed a participant's life expectancy. This option does not guarantee payments for the rest of a participant's life.

o Qualified joint and survivor life annuity: An annuity that guarantees lifetime income to a participant and, after a participant's death, continuation of income to the participant's surviving spouse. Generally, unless married participants elect otherwise with the written consent of their spouse, this will be the normal form of annuity payment for plans such as the Plan and Trust.

The life annuity, life annuity with period certain and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of a participant's life and, after a participant's death, continuation of payments to their surviving spouse. We offer other payout options not outlined here. AXA Equitable's financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

The MOMENTUM PLUS(SM) contract offers fixed annuity payout options. We guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for the participant.

The chart below compares the financial value of the different annuity payout options. The hypothetical example assumes at the time payments commence:

o    a $100,000 initial contribution;

o    both the annuitant and the joint annuitant are 65;

o    fixed annuity rates that are currently guaranteed in the contract;

o    no state premium taxes; and

o    no withdrawal charges.

We can change the actuarial basis for the fixed annuity rates only for new contributions and only after the fifth anniversary of the date the contract is issued. Subsequent changes must be at least five years after any previous change. Certain legal requirements may limit the forms of annuity available to you.

---------------------------------------------------------------
                              Amount to
                                  be
                              Applied on  Rate per
                                Annuity   $1.00 of     Monthly
                                 Form      Monthly     Annuity
Annuity Form                    Elected    Annuity     Provided
---------------------------------------------------------------
Life                           $100,000   $ 207.42    $  482.11
5 Year Certain Life             100,000     208.32       480.04
10 Year Certain Life            100,000     211.15       473.60
15 Year Certain Life            100,000     216.29       462.34
20 Year Certain Life            100,000     224.23       445.98
100% Joint & Survivor Life      100,000     243.17       411.23
75% Joint & Survivor Life       100,000     234.24       426.92*
50% Joint & Survivor Life       100,000     225.30       443.86*
100% Joint & Survivor           100,000     243.19       411.20
-- 5 Year Certain Life**
100% Joint & Survivor           100,000     243.37       410.90
-- 10 Year Certain Life**
100% Joint & Survivor           100,000     244.03       409.79
-- 15 Year Certain Life**
100% Joint & Survivor           100,000     245.83       406.79
-- 20 Year Certain Life**
---------------------------------------------------------------

* Represents the amount payable to the primary annuitant. A surviving joint annuitant would receive the applicable percentage of the amount paid to the primary annuitant.


** You may also elect a joint and survivor annuity -- period certain with a monthly benefit payable to the surviving joint annuitant in any percentage between 50 and 100.



VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


SELECTING AN ANNUITY PAYOUT OPTION

In order to elect an annuity payout option, the retirement account value used to purchase an annuity must be at least $3,500. Once an annuity payout option has been chosen and payments have begun, no changes can be made.

The amount of the annuity payments will depend on:

(1)  the amount applied to purchase the annuity;

(2)  the type of annuity chosen; and

30  Accessing your money


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(3)  in the case of a life annuity, the participant's age (or the participant's and joint annuitant's ages).

--------------------------------------------------------------------------------
You, the participant, are the annuitant (or measuring life) for determining payments.
--------------------------------------------------------------------------------


MINIMUM DISTRIBUTIONS (AUTOMATIC MINIMUM WITHDRAWAL OPTION) -- OVER AGE 70-1/2


SUSPENSION OF REQUIRED MINIMUM DISTRIBUTIONS FOR 2009

--------------------------------------------------------------------------------
Congress has enacted a limited suspension of account-based required minimum distribution withdrawals only for calendar year 2009. The suspension does not apply to annuity payments. The suspension does not affect the determination of the Required Beginning Date. Neither lifetime nor post-death required minimum distributions need to be made during 2009. Please note that if you have previously elected to have amounts automatically withdrawn from a contract to meet required minimum distribution rules (for example, our "required minimum distribution (RMD) automatic withdrawal option") we will make distributions for calendar year 2009 unless you request in writing before we make the distribution that you want no required minimum distribution for calendar year 2009. If you receive a distribution which would have been a lifetime required minimum distribution (but for the 2009 suspension), you may preserve the tax deferral on the distribution by rolling it over within 60 days after you receive it to an IRA or other eligible retirement plan. Please note that any distribution to a nonspousal beneficiary which would have been a post-death required minimum distribution (but for the 2009 suspension) is not eligible for the 60-day rollover.
--------------------------------------------------------------------------------


Under the federal income tax rules, distributions from qualified plans generally must begin by April 1st of the calendar year after the calendar year in which the participant reaches age 70-1/2, or retires from the employer sponsoring the plan, whichever is later. For participants who own more than 5% of the business, minimum distributions must begin after age 70-1/2 even if they are still working. Subsequent distributions must be made by December 31st of each calendar year (including the calendar year in which distributions must begin).

If a participant takes less than the required minimum distribution in any year, that participant could have to pay a 50% penalty tax on the "shortfall" (required amount less amount actually taken).


AUTOMATIC MINIMUM WITHDRAWAL OPTION

The "automatic minimum withdrawal option" is a payment option we designed to help the participant meet lifetime required minimum distributions under federal income tax rules. If a participant elects the automatic minimum withdrawal option, we will withdraw the amount that federal income tax rules require a participant to withdraw from the participant's retirement account value. We calculate the amount to be withdrawn under this option based on the information given us, the various participant choices made, and certain assumptions. We assume that the funds held under the contract are the only funds subject to required minimum distributions. We are not responsible for errors that result from inaccuracies of participant information you provided. We describe the participant choices in the SAI.

A participant may elect the automatic minimum withdrawal option if the participant is at least 70-1/2 and has a retirement account value of at least $3,500. A participant can elect the automatic minimum withdrawal option by filing the proper election form with their employer.

A participant may discontinue the automatic minimum withdrawals program at any time. Generally, electing this option does not restrict a participant from taking additional partial withdrawals or subsequently electing an annuity payout option.

The automatic minimum withdrawal option is not available if a participant has an outstanding loan.

The minimum amount that a participant may receive under this option is $300, or the participant's retirement account value, whichever is less.


                                                        Accessing your money  31


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5. The MOMENTUM PLUS(SM) program


--------------------------------------------------------------------------------

This section explains the MOMENTUM PLUS(SM) Program in further detail. It is intended for employers who wish to enroll in the MOMENTUM PLUS(SM) Program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and Adoption Agreement that define the scope of the MOMENTUM PLUS(SM) Program in more specific terms. References to "you" and "your" in this section are to you in your capacity as an employer or plan trustee. Discussion in this and other sections of features of the MOMENTUM PLUS(SM) Program (other than the variable investment options) such as the Plan and Trust, the Pooled Trust, Plan recordkeeping services and Plan fees and charges, are solely to provide a more complete understanding of how the variable investment options operate within the MOMENTUM PLUS(SM) Program.

The MOMENTUM PLUS(SM) program offers, according to the terms of either the Plan and Trust or the Pooled Trust, a group variable annuity contract as a funding vehicle for employers who sponsor "qualified retirement plans." A defined contribution plan is a retirement plan that provides for an individual account for each plan participant, and for benefits based solely on the amounts contributed to such an account and any income, expenses, gains and losses. A qualified defined contribution plan is a defined contribution plan that meets the requirements of Section 401(a) of the Code and Treasury regulations that apply.

You, the employer or plan trustee, whichever applies, are responsible for determining whether the MOMENTUM PLUS(SM) contract is a suitable funding vehicle for your defined contribution plan. You should read this prospectus and the MOMENTUM PLUS(SM) contract before entering into the contract.


PLAN AND TRUST

As an employer, subject to AXA Equitable's underwriting requirements, you can use the MOMENTUM PLUS(SM) program to adopt the Plan and Trust, in which case the Trust will be the sole funding vehicle for your plan. The Trust is funded by the contract.

The Plan and Trust consists of IRS approved master defined contribution plans, all of which use the same basic plan document. They include:

o a standardized and nonstandardized profit-sharing plan (both with an optional qualified cash or deferred arrangement pursuant to Section 401(k) of the Code); and

o    a standardized and a nonstandardized defined contribution pension plan.

An employer may adopt one or more of these plans. The contract owner will instruct us to consider these as participant-directed plans. That means the plan participants choose which variable investment options to use for the investment of their plan accounts. The plans are designed to meet the requirements of
Section 404(c) under the Employee Retirement Income Security Act of 1974 ("ERISA"). However, an employer is responsible for making sure that variable investment options chosen constitute a broad range of investment choices as required by the Department of Labor ("DOL") regulation under Section 404(c). See "Certain rules applicable to plans designed to comply with Section 404(c) of ERISA" under "Tax information" later in this prospectus.

If you adopt the Plan and Trust, you must choose our full-service plan recordkeeping option. The SAI contains more information about the Plan and Trust.


POOLED TRUST

If you adopt the Pooled Trust, the contract provides that it must be your plan's sole funding vehicle unless we agree otherwise. Both the Pooled Trust and the Plan and Trust use the same group variable annuity contract (i.e., the MOMENTUM PLUS(SM) contract).

The Pooled Trust is available for qualified defined contribution plans with either participant-directed or trustee-directed investments. If you elect the basic plan recordkeeping option you may use either the Pooled Trust or your own individually designed or prototype qualified defined contribution plan document. You may not use the Plan. The full-service recordkeeping option is not available with the Pooled Trust. However, we may offer to perform additional plan recordkeeping services for an additional charge.


TRUSTEE

JPMorgan Chase Bank currently is the trustee under both the Pooled Trust and the Plan and Trust. The sole responsibility of JPMorgan Chase Bank is to serve as a party to the MOMENTUM PLUS(SM) contract. It has no responsibility for the administration of the MOMENTUM PLUS(SM) program or for any distributions or duties under the contract. The Plan and Trust and the Pooled Trust will not be available in certain states and in certain situations where the MOMENTUM PLUS(SM) contract is only issued directly to the employer or plan trustee. Employers in those states and situations will not be able to use our full-service plan recordkeeping option.


EMPLOYER'S RESPONSIBILITIES

If an employer elects the full-service recordkeeping option, their responsibilities relating to the administration and qualification of their plan will include:

o    sending us contributions at the proper time;

o    determining the amount of all contributions for each participant;

o    maintaining all personnel records necessary for administering your plan;

o    determining who is eligible to receive benefits;

o    forwarding all the forms to us that employees are required to submit;


32  The MOMENTUM PLUS(SM) program


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o    arranging to have all reports distributed to employees and former employees if you elect to have them sent to you;

o    arranging to have our prospectuses distributed;

o filing an annual information return for your plan with the IRS, if required;

o providing us with the information needed for running special nondiscrimination tests, if you have a 401(k) plan or if your plan accepts post-tax employee or employer matching contributions, and making any corrections if you do not pass the test;

o selecting interest rates and monitoring default procedures, if you elect to offer participant loans in your plan; and

o meeting the requirements of Section 404(c) under ERISA if you intend for your plan to comply with that section.

The plan recordkeeping services agreement contains other responsibilities of the employer relating to the administration and qualification of an employer's plan. All plans that elect the full-service plan recordkeeping option must enter into the recordkeeping services agreement. We will give you guidance and assistance in performing your responsibilities; however, you are ultimately responsible. Employers who use an individually designed or a prototype plan already have most of these responsibilities; therefore, adopting the Pooled Trust will not increase such responsibilities.


ADOPTING THE MOMENTUM PLUS(SM) PROGRAM

To adopt the Plan and Trust, you, as the employer, must complete and sign a participation agreement and complete certain other installation forms and agreements.

To adopt the Pooled Trust, a plan trustee must execute a Pooled Trust participation agreement. Return your completed participation agreement to the address specified on the form. You should keep copies of all completed forms for your own records. In addition, the employer or plan trustee, whichever applies, must complete a contract application in order to participate in the contract.

Your financial professional can help you complete the participation agreement and the contract application. We recommend that your tax or benefits adviser review the participation agreement.

The provisions of your plan or applicable laws or regulations may be more restrictive than the MOMENTUM PLUS(SM) contract. We reserve the right to amend the MOMENTUM PLUS(SM) contract without the consent of any other person to comply with laws and regulations that may apply.


                                               The MOMENTUM PLUS(SM) program  33


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6. Plan recordkeeping services


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We offer two plan recordkeeping options: basic recordkeeping or full-service recordkeeping. Employers must elect one of these options for each plan. Employers who elect the full-service recordkeeping option must adopt the Plan and Trust.


BASIC RECORDKEEPING OPTION

Our basic recordkeeping option includes:

o    accounting by participant;

o    accounting by source of contributions;

o plan administration manual and forms (including withdrawal, transfer, loan processing and account allocation forms);

o provision of annual 5500 series Schedule A report information for use in making the plan's annual report to the IRS and the DOL;

o    plan loan processing, if applicable; and

o    1099-R for defaulted loans.

For an additional fee, we will also, based on information submitted by employers, direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. Employers who elect this service must enter into a written agreement with AXA Equitable. The written agreement specifies the fees for this service.


FULL-SERVICE RECORDKEEPING OPTION

A full-service recordkeeping option is available for employers who adopt the Plan and Trust. Under this option, we will provide the following plan recordkeeping services in addition to the services described above:

o    Plan and Trust documents approved by the IRS;

o assistance in interpreting the Plan and Trust, including plan installation and ongoing administrative support;

o    assistance in annual reporting with the IRS and the DOL;

o plan administration manual and forms (including withdrawal, transfer, loan processing and account allocation forms);

o    performance of vesting calculations;

o performance of special nondiscrimination tests applicable to Code Section 401(k) plans;

o    tracking of hardship withdrawal amounts in Code Section 401(k) plans;

o direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS; and


o    1099-R for defaulted loans.


Employers or plan trustees, as applicable, who elect the full-service recordkeeping option must sign a plan recordkeeping services agreement. This agreement specifies the fees for the recordkeeping services and describes any additional services that we will provide.


34  Plan recordkeeping services


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7. Charges and expenses


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CHARGES THAT AXA EQUITABLE DEDUCTS
We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit value of each variable investment option:

o    A mortality and expense risks charge

o    An expense charge

We deduct the following charges from each retirement account value. When we deduct these charges from the variable investment options, we reduce the number of units credited to an account. Any portion of the charge deducted from the guaranteed interest option is withdrawn in dollars:

o    A quarterly administrative charge.

o    A withdrawal charge when you make certain withdrawals.

o    A loan set-up charge when a plan loan is made.

o A recordkeeping charge on the last business day of each calendar quarter if there is an active loan.

o Charges at the time annuity payments begin -- charges for state premium and other applicable taxes. An annuity administrative fee may also apply.

We also bill the employer directly an annual charge for plan recordkeeping services. More information about these charges appears below.


CHARGES UNDER THE CONTRACT


CHARGES TO VARIABLE INVESTMENT OPTIONS

We deduct a daily charge from the net assets in each variable investment option to compensate us for expense risks, mortality risks and other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.35% for each variable investment option, of which 0.50% is for mortality risks, 0.60% is for expense risks and 0.25% is for other expenses.

The expense risk we assume is the risk that, over time, our actual expense of administering the contract will exceed the amounts we realize from the quarterly administrative expense charge, the expense charge and the loan charges. The mortality risk we assume is that annuitants, as a group, may live longer than anticipated under annuity payout options that depend on the life of an annuitant. We intend the charge for expenses to reimburse us for our costs in providing administrative services under the contract.

To the extent the above charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contract.

QUARTERLY ADMINISTRATIVE CHARGE

On the last business day of each calendar quarter, we deduct an administrative charge from each retirement account value to compensate us for administrative expenses relating to the contract. The charge is currently equal to a maximum charge of $7.50 ($30 annually) or, if less, 0.50% of the total of the retirement account value plus the amount of any active loan. We deduct this charge from each variable investment option and the guaranteed interest option in a specified order based on the source of the contributions. We describe how we deduct this charge in more detail under "How We Deduct The MOMENTUM PLUS(SM) Quarterly Administrative Charge" in the SAI.


We will waive this charge for accounts of participants in plans that, prior to October 1, 1993, were using EQUI-VEST(R) Corporate Trusteed, EQUI-VEST(R) Unincorporated Trusteed, EQUI-VEST(R) Annuitant-Owned HR-10 or MOMENTUM PLUS(SM) as a funding vehicle, and which transferred assets to this contract, or if the retirement account value of the MOMENTUM PLUS(SM) account is at least $25,000 on the last business day of each calendar quarter. This charge will be prorated for the calendar quarter in which the employer's plan enrolls under the contract. The charge will not be prorated, however, if a participant enrolls during any subsequent calendar quarter. We reserve the right to increase this charge if our administrative costs increase. We will give employers or plan trustees 90 days' written notice of any increase.


You, as employer, may choose to have this quarterly administrative charge billed to you directly for plans with 10 or more participants. However, we reserve the right to deduct the charge from retirement account values if we do not receive payment from the employer.


CHARGE FOR PLAN RECORDKEEPING SERVICES

The annual charge for the basic plan recordkeeping option is $300 (prorated in the first year). We will bill this charge directly to the employer except for plans with 10 or fewer participants. This charge may be waived in certain cases. Employers may enter into a written agreement with us for direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. We currently charge a $25 checkwriting fee for each check drawn under the service. We reserve the right to increase these charges if our plan recordkeeping costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.

There are additional charges if the employer or plan trustee, as applicable, elects to use our full-service plan recordkeeping option. The additional charges will be set out in the recordkeeping services agreement and will depend on the services used.


WITHDRAWAL CHARGE

We do not deduct a sales charge from contributions. However, we assess a charge on amounts withdrawn from retirement account val-


                                                        Charges and expenses  35


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ues to help pay the various sales and promotional expenses incurred in selling the contract. The withdrawal charge does not apply after the employer's plan has participated in the contract for five years.

Unless the employer's plan has participated in the contract for five years, we deduct a withdrawal charge for:

o in-service withdrawals that are direct rollovers to an individual retirement account or another qualified plan not funded by an AXA Equitable contract;


o lump sum withdrawals from the variable investment options following a plan termination;

o lump sum withdrawals from the guaranteed interest option following a plan termination if the market value adjustment is less than the withdrawal charge; and

o    surrenders following a contract termination.

In order to give the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of any withdrawal charges from the retirement account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

The withdrawal charge is 6% of the amount withdrawn or, if less, 8.5% of vested contributions (less any prior withdrawal charges paid) made on behalf of the participant.

Forfeited retirement account value. If a portion of the retirement account value is forfeited under the terms of an employer's plan, we will assess a withdrawal charge only against vested contribution amounts. Under the basic plan recordkeeping option, the plan trustee must tell us the vested balance. No withdrawal charge applies to money in the forfeiture account that is reallocated to participant accounts. However, if you, as the employer or plan trustee, withdraw the forfeited amount from the contract before it is reallocated to other participants, we will charge you the balance of the withdrawal charge at that time.


WE WILL WAIVE THE WITHDRAWAL CHARGE IF:

o the amount withdrawn is applied to the election of a life annuity payout option;

o    you, the participant, die, retire or become disabled;

o    you, the participant, have separated from service as defined in the Code;

o the amount withdrawn is intended to satisfy the Code's minimum distribution requirements (Section 401(a)(9)) applicable after you turn age 70-1/2;

o the amount withdrawn is defined as a "hardship withdrawal" pursuant to Treasury Regulation 1.401(k)-1(d)(2). A hardship withdrawal is never subject to a withdrawal charge;

o the amount withdrawn is the result of a request for a refund of "excess contributions" or "excess aggregate contributions" as such terms are defined in Section 401(k)(8)(B) and 401(m)(6)(B), respectively, of the Code, including any gains or losses, and the withdrawal is made no later than the end of the plan year following the plan year for which such contributions were made;

o the amount withdrawn is a request for a refund of "excess deferrals" as such term is defined in Section 402(g)(2) of the Code, including any gains or losses, provided the withdrawal is made no later than April 15th, following the calendar year in which such excess deferrals were made;

o the amount withdrawn is a request for a refund of contributions made due to a mistake of fact made in good faith, provided the withdrawal is made within 12 months of the date such contributions were made and such withdrawal does not include any earnings attributable to such contributions; or

o the amount withdrawn is a request for a refund of contributions made due to an automatic investment, provided the withdrawal is made within 90 days of the date of the participant's initial contribution pursuant to the terms of the Code.

o the amount withdrawn is a request for a refund of contributions that the employer disallowed as a deduction for federal income tax purposes, provided such withdrawal is made within 12 months after the disallowance and such withdrawal does not include any earnings attributable to such contributions.


PLAN LOAN CHARGES

We will deduct a $25 charge from the retirement account value when a plan loan is made. Also, we will deduct a recordkeeping charge of $6 from the retirement account value on the last business day of each calendar quarter if there is an active loan on that date. An "active loan" is the principal amount of any participant plan loan that has neither been repaid nor considered distributed under Section 72(p) of the Code.

We intend these charges to reimburse us for the added administrative costs associated with processing loans. The $6 per-quarter recordkeeping charge (but not the $25 set-up charge) will apply to takeover loans.

An employer may elect to pay these charges. We reserve the right to increase these administrative charges if our costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as state premium taxes in a participant's state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed on us varies by jurisdiction and ranges from 0% to 1%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATION FEE

We deduct a fee of up to $350 from amounts applied to a Variable Immediate Annuity payout option. This option may not be available at the time you elect to begin receiving annuity payouts or it may have a different charge.


36  Charges and expenses


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CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o    Management fees.

o    12b-1 fees of 0.25% (for Class IB/B shares only).


o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative services fees, custodian fees and liability insurance.

o    Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses of the Trusts.


CHARGE REDUCTIONS UNDER SPECIAL CIRCUMSTANCES

For certain group arrangements, we may reduce certain charges. To qualify for these reductions or reduced charges, a group must meet certain requirements. We take factors such as our costs for sales, administration, the size of the group and frequency of contributions in account when reducing such charges. We also make charge reductions according to our rules in effect when we approve a contract for issue. Notwithstanding the above, we will not permit a reduction in charges where it will be unfairly discriminatory. All charge reductions are subject to any required governmental or regulatory approval.


                                                        Charges and expenses  37


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8. Payment of death benefit


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DEATH BENEFIT AMOUNT

The death benefit is equal to the retirement account value, unless payments under an annuity payout option have already begun.

If the participant dies while a loan is outstanding, the unpaid loan balance will automatically default and be subject to federal income tax as a plan distribution.


DISTRIBUTION OF THE DEATH BENEFIT

If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant's beneficiary. If a participant dies before he or she begins receiving benefits, the law generally requires the entire benefit to be distributed no more than five years after death. There are exceptions:


(1) A beneficiary who is not the participant's spouse may elect payments over his or her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin by December 31st of the year following death, or

(2) if the benefit is payable to the spouse, the spouse may elect to receive benefits over his or her life or a fixed period which does not exceed his/her life expectancy beginning any time up to December 31st of the year the participant would have turned age 70-1/2.


If, at death, a participant was already receiving benefits, the beneficiary can continue to receive benefits based on the payment option selected by the participant.


--------------------------------------------------------------------------------
Congress has enacted a limited suspension of account-based required minimum distribution withdrawals only for calendar year 2009. See "Minimum distributions (automatic minimum withdrawal option)--over age 70-1/2" earlier in this Prospectus.

--------------------------------------------------------------------------------

Under the MOMENTUM PLUS(SM) contract, on the day we receive due proof of death, we automatically transfer the participant's retirement account value to the default option unless the beneficiary gives us other written instructions. We hold all monies in the default option until the beneficiary requests a distribution or transfer.

To designate a beneficiary or to change an earlier designation, you must have the employer send us a beneficiary designation form. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained under "Tax information" later in this prospectus.

We are not responsible for any beneficiary change request that we do not receive.


BENEFICIARY'S PAYMENT OPTIONS

The beneficiary may elect to:

(a)  receive the death benefit in a single sum,

(b)  apply the death benefit to an annuity payout option we offer,

(c) apply the death benefit to provide any other form of benefit payment we offer,


(d) have the death benefit directly rolled over to a new inherited IRA established on behalf of the beneficiary in specified circumstances, or


(e) have the death benefit credited to an account under the MOMENTUM PLUS(SM) contract maintained on behalf of the beneficiary in accordance with the beneficiary's investment allocation instructions.

If the beneficiary elects the last option then:

(1) the beneficiary will be entitled to delay distribution of his or her account as permitted under the terms of the employer's plan and the minimum distribution rules under federal income tax rules; and

(2) we will determine the value of the beneficiary's account at the time of distribution to the beneficiary which, depending upon investment gains or losses, may be worth more or less than the value of the beneficiary's initial account.

The beneficiary's choices may be limited by the terms of the plan, our rules in effect at the time and federal income tax rules.


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9. Tax information


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OVERVIEW

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:

o    participation, vesting and funding;

o    nondiscrimination;

o    limits on contributions and benefits;

o    distributions;

o    penalties;

o    duties of fiduciaries;

o    prohibited transactions; and

o    withholding, reporting and disclosure.

It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations of them. In addition, federal tax laws and ERISA are continually under review by Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA. Any such change could have retroactive effects regardless of the date of enactment. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

You are purchasing or contributing to an annuity contract in connection with an employer plan qualified under Code Section 401 ("qualified plan"). You should be aware that using an annuity contract as the funding vehicle for a qualified plan does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the contract's selection of investment funds, provision of a guaranteed interest account and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and other tax qualified retirement arrangements such as IRAs. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to MOMENTUM PLUS(SM) contracts because of the type of benefits provided under the contract. However, you should consider the potential implication of these Regulations before you purchase this annuity contract.

The provisions of the Code and ERISA are highly complex. For complete information on these provisions, as well as all other federal, state, local and other tax considerations, qualified legal and tax advisers should be consulted.



TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

Corporations, partnerships and self-employed individuals can establish qualified plans for the working owners and their employees who participate in the plan. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See your tax adviser for more information. Violation of contribution limits may result in plan disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are


                                                             Tax information  39


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deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible if not returned to the employer within two and a half months after the end of the plan year are subject to a 10% penalty tax.


The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $49,000 or 100% of the compensation or earned income for each participant. In 2009, the employer may not consider compensation in excess of $245,000 in calculating contributions to the plan. This amount will be adjusted for cost-of-living changes in future years in $5,000 increments, rounded to the next lowest multiple of $5,000. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 25% of all participants' compensation.


A qualified plan may allow the participant to direct the employer to make contributions by entering into a salary reduction agreement with the employer under Section 401(k) of the Code ("elective deferrals"). The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings on them before the earliest of the following events:

(1)  reaching of age 59-1/2,

(2)  death,

(3)  disability,

(4)  certain business dispositions and plan terminations, or

(5) termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.


A participant cannot elect to defer annually more than $16,500 in 2009 under all salary reduction arrangements with all employers in which the individual participates.

Participants who are at least age 50 at any time during 2009 can make an additional $5,500 of "catch-up" elective deferrals if their plan so permits.


Elective deferral contributions are generally made on a pre-tax basis. Beginning in 2006, if the employer's plan permits, an employee may designate some or all of salary reduction contributions as "designated Roth contributions," which are made on an after-tax basis to the 401(k) arrangement.


Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees.


A qualified plan must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) feature is in the plan, which provides for employer matching contributions, employee post-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the eligible non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $110,000 for the prior year. (If desired, the latter group can be limited to employees who are in the top 20% of all employees based on compensation.) In addition, special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to certain highly compensated employees known as "key employees."


Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, exclusive plan requirements and notice requirements.

Also, employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions up to 3% of compensation; and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification to plan participants, the plan is not subject to nondiscrimination testing on the salary deferral and matching contributions.

If a 401(k) plan or defined contribution plan with an employer match makes contributions to highly compensated employees exceeding applicable nondiscrimination limits for any plan year, the plan may be disqualified unless the excess amounts including earnings are distributed before the close of the next plan year. In addition, the employer is subject to a 10% penalty on any such excess contributions or excess aggregate contributions. The employer may avoid the penalty by distributing those contributions, plus income, within two and one-half months after the close of the plan year. Except where the distribution is de minimis (under $100), the participant receiving any such distribution is taxed on the distribution and the related income for the year of the excess contribution or excess aggregate contribution.

Contributions to a 401(k) plan or a defined contribution plan as matching contributions, within the meaning of Section 401(m) of the Code, may not be deductible by the employer for a particular taxable year if the plan contributions are attributable to compensation earned by a participant after the end of the taxable year.


TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of a participant's retirement account value among the investment options.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, to the extent a distribution is treated as a recovery of post-tax contributions made by the participant.


40  Tax information


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In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" in this section.


DESIGNATED ROTH CONTRIBUTION ACCOUNT

Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59-1/2 or death. Also, because there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan, the earliest a qualified distribution from a designated Roth contribution account could be made is 2011. Therefore, earnings attributable to a distribution from a designated Roth account may be includible in income. A nonqualified distribution from a designated Roth contribution account is treated as part return of basis, part earnings on pro-rata basis.


INCOME TAXATION OF WITHDRAWALS

The amount of any distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of post-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of post-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all post-tax contributions made prior to January 1, 1987 may be withdrawn tax free prior to withdrawing any taxable amounts if properly accounted for by the plan.

As discussed in this section in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable withdrawal.


INCOME TAXATION OF ANNUITY PAYMENTS

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be includable in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) die prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.

INCOME TAXATION OF LUMP SUM DISTRIBUTIONS

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. In certain limited cases, a distribution may be eligible for the favorable ten-year averaging and long-term capital gain treatment. Please consult your tax adviser for information about your individual circumstances.


ELIGIBLE ROLLOVER DISTRIBUTIONS

Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly (or by the individual within 60 days after receipt) to another qualified plan or a traditional individual retirement arrangement ("IRA"), an annuity contract under Section 403(b) of the Code or an eligible governmental employer retirement plan under Section 457 of the Code. An employee's surviving spouse beneficiary may roll over distributions to a qualified plan, IRA, 403(b) qualified annuity, or an eligible governmental employer Section 457 plan. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.


Distributions from a qualified plan can be rolled over to a Roth IRA. Any taxable portion of the amount rolled over will be taxed at the time of the rollover. Until 2010, rollovers are subject to the Roth IRA conversion rules which restrict conversions of traditional IRAs to Roth IRAs to taxpayers with adjusted gross income of no more than $100,000, whether single or married filing jointly.


To the extent a distribution is rolled over, it remains tax deferred.

Distributions not rolled over directly are subject to 20% mandatory withholding and the distribution may be subject to the premature penalty tax. See "Federal income tax withholding" in this section.

The taxable portion of most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:

o one of a series of substantially equal periodic payments made (not less frequently than annually):

     (a) for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary in accordance with IRS formulas, or

     (b)  for a specified period of ten years or more.

o    a hardship withdrawal;

o    any distribution to the extent that it is a required distribution under
     Section 401(a)(9) of the Code (see "Distribution requirements and limits" below);

o certain corrective distributions in plans subject to Sections 401(k), 401(m) or 402(g) of the Code;

o loans that are treated as deemed distributions under Section 72(p) of the Code;

o    costs of life insurance protection for participants;

o dividends paid on employer securities as described in Section 404(k) of the Code; and

o    a distribution to a non-spousal beneficiary.

                                                             Tax information  41


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If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

Amounts attributable to "designated Roth contributions" under a 401(k) plan may be rolled over to another designated Roth contribution separate account under a 401(k) plan or to a Roth IRA.

If there is a mandatory distribution provision in the employer's plan for certain small amounts, such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct rollover to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution.



PENALTY TAX ON PREMATURE DISTRIBUTIONS

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59-1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other eligible retirement plan.

The specified exceptions are for:

(a)  distributions made on account of the participant's death or disability;

(b) distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary);

(c)  distributions due to separation from active service after age 55; and

(d)  distributions used to pay certain extraordinary medical expenses.


FEDERAL INCOME TAX WITHHOLDING

Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another eligible retirement plan, including a qualified plan, an annuity contract under Section 403(b) of the Code, an eligible governmental employer plan under Section 457 of the Code or traditional IRA. See the description in this section of "Eligible rollover distributions."

For all other distributions, federal income tax must also be withheld on the taxable portion of pension and annuity payments, unless the recipient is eligible to elect out and elects out of withholding. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.


STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. In some states a recipient may elect out of state income tax withholding, even if federal withholding applies. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described in this section under "Eligible rollover distributions"). Contact your tax adviser to see how state withholding may apply to your payment.


DISTRIBUTION REQUIREMENTS AND LIMITS

Distributions from qualified plans must be made according to rules in the Code and Treasury Regulations and the terms of the plan, and generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 70-1/2 (or retires from the employer sponsoring the plan, if later). Five percent owners of qualified plans must commence minimum distributions after age 70-1/2 even if they are still working. Distributions can generally be made:

(1)  in a lump sum payment;

(2)  over the life of the participant;

(3) over the joint lives of the participant and his or her designated beneficiary;

(4)  over a period not extending beyond the life expectancy of the participant;
     or

(5) over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

The plan document will specify the options available to participants.

The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines. Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to MOMENTUM PLUS(SM) contracts because of the type of benefits provided under the contract.

Regardless of whether a participant's death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the participant's death and reduces that number by one each subsequent year.


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If the participant dies after required distribution has begun, the rules require that payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, the rules require that payment of the entire interest under the plan must be completed within five years after death, unless payments to a designated beneficiary begin by December 31 of the year following the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until December 31 of the year that the participant would have attained age 70-1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.


--------------------------------------------------------------------------------
Congress has enacted a limited suspension of account-based required minimum distribution withdrawals only for calendar year 2009. See "Minimum distributions (automatic minimum withdrawal option)--over age 70-1/2" earlier in this Prospectus.
--------------------------------------------------------------------------------
SPOUSAL REQUIREMENTS



In the case of some qualified retirement plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity ("QJSA"). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, most plans require that a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.


CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

o with respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan;

o in general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence;

o all principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly;

o the amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's non-forfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.

o only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security;

o loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis;

o each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances;

o some plans provide that the participant's spouse must consent in writing to the loan; and

o plan loans can be made to sole proprietors partners and S Corporation owners under the same terms and conditions provided in the Code. However, the loan prohibition will continue to apply to IRA owners.

If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or, in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" in this section.

The loan requirements and provisions of MOMENTUM PLUS(SM) shall apply regardless of the plan administrator's guidelines.


IMPACT OF TAXES TO AXA EQUITABLE

Under existing federal income tax rules, AXA Equitable does not pay tax on investment income and capital gains of the variable investment options if they are applied to increase the reserves under the contracts. Accordingly, AXA Equitable does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the variable investment options and it does not currently impose a charge for federal income tax on this income when it computes unit values for the variable investment options. If changes in federal tax laws or interpretations of them would


                                                             Tax information  43


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result in our being taxed, then we may impose a charge against the variable investment options (on some or all contracts) to provide for payment of such taxes.


CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The MOMENTUM PLUS(SM) program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its representatives shall not be responsible if a plan fails to meet the requirements of Section 404(c).


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10. More information

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ABOUT SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A under provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests solely in Class IA/A or IB/B shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)  to deregister Separate Account A under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to Separate Account A;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

We will notify MOMENTUM PLUS(SM) contract owners if any changes result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any annuity benefit, retirement account value or other accrued rights or benefits.


ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolios' investment objectives, policies, restrictions, risks, expenses, multiple class distribution systems, its Rule 12b-1 plan relating to the Class IB/B shares and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.



ABOUT THE GENERAL ACCOUNT

Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is


                                                            More information  45


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not registered as an investment company under the Investment Company Act of
1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under the MOMENTUM PLUS(SM) contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

         - on a non-business day:
         - after 4:00 p.m., Eastern Time on a business day; or
         - after an early close of regular trading on the NYSE on a business day.

o Quarterly rebalancing will be processed on a calendar year basis and semi-annual or annual rebalancing will be processed on the first business day of the month. Any new request to elect automatic asset rebalancing or a change to your existing election will be processed on the day indicated on the properly completed form. Rebalancing will not be done retroactively.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o Transfers to or from variable investment options will be made at the value next determined after the receipt of the transfer request.

o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

o    the election of trustees;

o    the formal approval of independent auditors selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give participants or plan trustees, whichever applies, the opportunity to instruct us how to vote the number of shares attributable to their retirement account values if a shareholder vote is taken. If we do not receive instructions in time from all participants or plan trustees, as applicable, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants or plan trustees, whichever applies, vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant or plan trustee approval, participants or plan trustees will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants or plan trustees, as applicable.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


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IRS DISQUALIFICATION

If a retirement plan funded by the MOMENTUM PLUS(SM) contract is found not to qualify under federal income tax rules, we may terminate participation in the MOMENTUM PLUS(SM) program and pay the participant, the plan trustee or other designated person, the retirement account value balance. We will, however, make a deduction for any federal income tax payable by us because of the non-qualification.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the contracts' distribution.


FINANCIAL STATEMENTS


The financial statements of Separate Account No. A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling (800) 528-0204.



DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by AXA Advisors, LLC ("AXA Advisors"). AXA Advisors serves as principal underwriter of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable and under the common control of AXA Financial, Inc. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104. AXA Advisors also acts as a distributor for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. Contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with AXA Advisors ("Selling broker-dealers"). AXA Advisors is under the common control of AXA Financial, Inc.

AXA Equitable pays compensation to AXA Advisors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 6.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. The contribution-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

AXA Advisors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by it or on its behalf. AXA Advisors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or MOMENTUM PLUS(SM) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Advisors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Advisors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of AXA Advisors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

AXA Advisors will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. AXA Advisors or its affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under appli-


                                                            More information  47


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cable rules of FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution- based compensation paid by AXA Equitable to AXA Advisors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.


48  More information


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Appendix: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 1.35%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR
THE FIRST TIME ON OR AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                             ---------------------------------------
                                                                                                1999         2000
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 184.34     $ 179.45
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               321          244
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 326.32     $ 276.76
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                             1,032          792
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 120.52     $ 129.80
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                63           34
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 159.96     $ 121.48
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                84           69
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 149.59     $ 168.23
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                34           48
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 115.67     $ 127.60
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                14           18
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 137.09     $ 118.59
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --            3
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                             ---------------------------------------
                                                                                                2001         2002         2003
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --     $ 109.15
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --     $ 102.15
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --     $ 104.14
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 173.76     $ 149.96     $ 176.67
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               222          312          243
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --     $ 107.96
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 244.28     $ 161.06     $ 238.22
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               561          398          334
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 138.49     $ 148.72     $ 150.23
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                33           42           32
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $  92.42     $  82.14     $ 109.74
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                58          260          211
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 144.34     $  99.56     $ 138.76
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                50           47           45
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --     $  99.46
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 132.83     $ 109.20     $ 141.34
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                27           28           26
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $  91.80     $  75.49     $  95.36
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 3           17           16
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                             ---------------------------------------
                                                                                                2004         2005         2006
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 120.37     $ 128.35     $ 149.25
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --            2
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 106.84     $ 107.98     $ 113.31
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 110.70     $ 112.75     $ 120.97
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --            1
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 189.96     $ 196.88     $ 214.80
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               192          155          118
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 118.95     $ 125.17     $ 141.40
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --            3            4
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 268.85     $ 277.33     $ 303.59
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               267          213          157
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 151.46     $ 151.65     $ 154.67
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                25           19           18
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 128.25     $ 146.24     $ 178.63
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               173          147          119
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 156.42     $ 172.50     $ 185.94
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                39           31           25
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --     $ 103.62     $ 113.64
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 101.67     $ 107.84     $ 107.93
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 154.16     $ 156.58     $ 186.77
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                24           19           14
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 114.43     $ 125.13     $ 155.15
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                17           17           20
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                 December 31,
                                                                                             ---------------------------------------
                                                                                                2007        2008
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 156.31    $  93.76
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 3           8
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 118.26    $ 103.81
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 125.88    $ 100.06
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1           2
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 225.75    $ 168.62
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                83          60
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 148.39    $  99.87
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                10          12
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 310.68    $ 172.68
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               110          79
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 163.45    $ 167.46
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                13          10
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 197.37    $  96.19
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                93          66
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 214.57    $ 117.44
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                19          12
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 110.78    $  67.22
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 109.96    $ 102.29
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 186.41    $ 116.66
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                10           8
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 168.64    $  94.83
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                18          10
------------------------------------------------------------------------------------------------------------------------------------


                                   Appendix: Condensed financial information I-1

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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR
THE FIRST TIME ON OR AFTER DECEMBER 31, 2008. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                             ---------------------------------------
                                                                                                1999         2000
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 107.57     $ 103.04
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 122.56     $  99.43
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --            2
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 106.78     $ 111.57
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --            1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 321.97     $ 287.20
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               304          253
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 106.57     $  92.82
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 129.55     $ 103.40
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $  98.87     $ 104.15
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                11           16
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 104.48     $ 102.36
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --            1
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                            ----------------------------------------
                                                                                               2001        2002        2003
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $  86.71    $  62.91    $  79.41
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $  74.09    $  53.83    $  65.83
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                3           3           2
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 107.84    $  80.14    $ 103.95
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          20          19
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 249.47    $ 191.48    $ 242.05
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                              203         146         131
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $  75.99    $  56.96    $  77.66
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --           1           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $  80.69    $  67.62    $  88.47
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                1           2           2
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --    $ 107.02    $ 109.13
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --           1           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $  95.74    $  76.45    $  95.64
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               17          18          18
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $  84.83    $  66.10    $  79.58
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --           1           1
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                             ---------------------------------------
                                                                                                2004         2005         2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 106.97     $ 112.02     $ 128.16
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $  81.14     $  87.05     $  90.37
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1            1            1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $  68.54     $  71.07     $  75.30
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 2            2            2
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 113.73     $ 119.00     $ 131.55
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                16           14           12
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --     $ 103.97     $ 110.74
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --     $ 108.47
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --            3
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 263.88     $ 272.46     $ 310.13
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               110           85           66
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --     $  97.49     $  99.47
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $  82.00     $  84.10     $  87.84
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1            1            1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --     $ 108.22
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --     $ 105.04     $ 116.27
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --     $ 116.53     $ 136.61
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --            1            1
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $  99.16     $ 114.58     $ 134.79
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1            1            1
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --     $ 115.00     $ 142.55
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 112.07     $ 113.01     $ 116.08
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1            2            3
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 104.61     $ 107.25     $ 127.37
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                16           16           14
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $  87.46     $  92.49     $ 103.05
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1           --           --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                 December 31,
                                                                                             ---------------------------------------
                                                                                                2007        2008
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 131.09    $  87.55
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $  99.96    $  54.01
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $  78.35    $  46.06
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 131.91    $  78.52
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 9           6
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 112.30    $  89.63
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 111.02    $  66.57
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 3           3
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 321.88    $ 199.52
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                47          34
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 107.26    $ 112.67
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $  96.46    $  68.89
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $  97.54    $  64.08
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 118.62    $ 100.84
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 147.28    $ 100.75
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 3           2
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 153.20    $  83.34
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 163.38    $  96.25
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 118.00    $ 106.00
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 124.12    $  73.74
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                11           7
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 105.60    $  65.21
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------


I-2 Appendix: Condensed financial information

              To receive this document electronically, sign up for
                e-delivery today at www.axa-equitable.com/green




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR
THE FIRST TIME ON OR AFTER DECEMBER 31, 2008. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                             ---------------------------------------
                                                                                                1999        2000
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 116.36    $  93.68
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 6          23
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 184.57    $ 147.79
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                87         142
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --    $  95.93
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --    $  99.98
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $  83.43    $  86.54
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 7          11
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 125.06    $ 131.10
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               331         231
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 132.67    $ 145.91
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                41          37
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                            ----------------------------------------
                                                                                               2001        2002        2003
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $  70.27    $  47.72    $  58.00
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               25          23          20
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $  96.14    $  62.29    $  79.46
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                              140          94          87
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $  94.36    $  80.39    $ 102.10
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               25          25          26
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 105.90    $  92.39    $ 119.52
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --           1           4
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $  85.40    $  68.69    $  97.31
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                1           4           4
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $  88.78    $  74.70    $  98.20
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               23          35          39
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 134.30    $ 134.47    $ 133.74
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                              220         162         109
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 155.87    $ 165.98    $ 169.96
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               40          38          35
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                            ----------------------------------------
                                                                                               2004        2005        2006
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $  62.01    $  70.31    $  68.99
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               18          11           9
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $  88.28    $  95.95    $ 100.96
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               77          55          42
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --    $ 106.40    $ 112.14
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 114.26    $ 118.25    $ 142.33
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               26          26          21
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --    $  99.99    $ 100.44
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --    $ 105.98    $ 122.55
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --    $ 105.61    $ 117.41
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --    $ 111.48    $ 123.64
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 130.30    $ 142.31    $ 153.47
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                5           5           7
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 111.38    $ 116.88    $ 128.60
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                6           5           5
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 114.17    $ 125.38    $ 139.14
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               41          40          34
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 133.29    $ 135.29    $ 139.78
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               77          63          56
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 104.66    $ 108.83    $ 115.90
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --    $ 109.32
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --    $ 110.99
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --    $  99.34    $  98.39
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 174.39    $ 175.92    $ 180.65
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               26          23          20
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending
                                                                                                December 31,
                                                                                            ----------------------------------------
                                                                                               2007        2008
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $  77.56    $  48.77
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                7           4
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 115.15    $  70.16
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               32          21
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 104.07    $  44.44
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                1           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 134.15    $  75.43
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                              102          69
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 106.40    $ 110.22
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 125.08    $  78.28
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                1          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 128.18    $  87.29
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 122.67    $  73.87
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                1          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 172.66    $ 101.70
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                5           3
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 137.04    $  68.56
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                3           2
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 135.05    $  80.51
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               25          14
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 144.74    $ 146.16
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               54          55
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 138.12    $  91.44
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 111.50    $  67.30
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 107.55    $  65.51
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 108.19    $ 102.41
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 186.75    $ 172.58
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               14          10
------------------------------------------------------------------------------------------------------------------------------------


                                             Appendix: Condensed financial
information I-3

              To receive this document electronically, sign up for
                e-delivery today at www.axa-equitable.com/green




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR
THE FIRST TIME ON OR AFTER DECEMBER 31, 2008. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                             ---------------------------------------
                                                                                                1999        2000
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 166.52    $  98.49
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                11          17
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 199.45    $ 170.92
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               878         671
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 153.05    $ 137.94
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                82          66
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                            ----------------------------------------
                                                                                               2001        2002         2003
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --    $  81.52     $ 117.31
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --            1
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $  92.15    $  85.53     $ 131.57
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               16          14           15
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 126.48    $  88.98     $ 121.02
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                              495         365          301
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --    $ 106.72     $ 109.22
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --           2            2
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --    $  78.97     $  99.83
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --            1
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                  $ 137.35    $ 131.83     $ 159.80
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               52          38           36
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --    $  78.06     $ 103.45
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --            1
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --    $  76.42     $  96.60
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --            1
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --    $  68.79     $  87.45
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --          --            1
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --    $  79.08     $ 102.26
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --           1            1
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --    $  62.00     $  85.76
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --           1            2
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                             ---------------------------------------
                                                                                                2004        2005         2006
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --    $  99.79     $ 102.35
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 136.18    $ 140.06     $ 162.65
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 3           3            5
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 111.22    $ 114.10     $ 108.04
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 109.23    $ 117.46     $ 132.28
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --    $ 104.28     $ 119.24
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 160.53    $ 210.28     $ 284.32
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                17          18           18
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --    $ 123.73     $ 133.37
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 134.16    $ 143.57     $ 149.25
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               242         185          136
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 111.93    $ 112.36     $ 115.02
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 2           2            1
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
Unit value                                                                                   $ 110.43    $ 116.52     $ 120.85
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 2           2            3
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 171.74    $ 175.05     $ 190.32
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                32          26           25
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 120.32    $ 137.03     $ 169.41
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1           1           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 104.52    $ 110.05     $ 123.30
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1           1            1
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $  92.02    $  97.58     $  96.37
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1           2            3
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 115.43    $ 121.96     $ 143.57
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1           1            1
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $  94.53    $ 101.07     $ 109.30
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 2           2            1
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       For the years ending December 31,
                                                                                      ----------------------------------------------
                                                                                                2007         2008
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 106.32     $ 102.79
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 157.50     $ 102.34
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 2            2
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 114.28     $  65.15
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1            2
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 132.01     $  78.09
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 114.68     $  71.33
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 398.32     $ 167.58
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                13            8
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 161.04     $  83.68
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1            1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $  82.87     $  49.94
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 4            3
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 164.39     $  86.69
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                98           74
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 120.57     $ 121.87
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --            1
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 129.90     $  93.78
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1            1
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 194.11     $ 146.85
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                18           12
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 187.89     $  97.80
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 127.72     $  76.17
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 105.75     $  56.98
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 146.77     $  90.56
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 120.65     $  67.15
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1            1
------------------------------------------------------------------------------------------------------------------------------------


I-4 Appendix: Condensed financial information

              To receive this document electronically, sign up for
                e-delivery today at www.axa-equitable.com/green




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR
THE FIRST TIME ON OR AFTER DECEMBER 31, 2008. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                             ---------------------------------------
                                                                                               1999         2000
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 97.34     $ 113.81
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------------------------
Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------------------------
Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------------------------
Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------------------------
Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                             ---------------------------------------
                                                                                                2001        2002         2003
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --    $  73.69     $ 102.21
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --            1
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 132.19    $ 112.34     $ 152.25
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 3           6            8
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --    $  56.63     $  88.06
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --            2
------------------------------------------------------------------------------------------------------------------------------------
Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --           --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                             ---------------------------------------
                                                                                                2004         2005         2006
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 116.15     $ 123.01     $ 139.22
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1            1            1
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 114.58     $ 121.50     $ 132.10
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 175.88     $ 181.65     $ 208.07
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                11           10            8
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $  91.21     $ 100.12     $ 105.98
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 9            6            5
------------------------------------------------------------------------------------------------------------------------------------
Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --     $ 108.31
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --     $ 109.27
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --     $ 110.15
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                         --           --     $ 110.94
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --           --           --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                 December 31,
                                                                                             ---------------------------------------
                                                                                                2007        2008
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 137.46    $  86.83
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 135.11    $  77.15
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1           1
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 185.04    $ 113.42
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 5           3
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 123.59    $  64.52
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 3           2
------------------------------------------------------------------------------------------------------------------------------------
Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 114.58    $  78.58
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 115.73    $  74.19
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                 1           1
------------------------------------------------------------------------------------------------------------------------------------
Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 116.69    $  71.32
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------
Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                                                   $ 117.98    $  68.28
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                                                                --          --
------------------------------------------------------------------------------------------------------------------------------------


                                   Appendix: Condensed financial information I-5

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Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page

Who is AXA Equitable?                                                          2
Additional information about the MOMENTUM PLUS(SM) program                     2
Accumulation unit values                                                       3
Description of contribution sources for the MOMENTUM PLUS(SM) program          3
How we deduct the MOMENTUM PLUS(SM) quarterly administrative charge            3
Custodian and independent registered public accounting firm                    4
Distribution of the contracts                                                  4
ERISA information statement                                                    4

Financial statements                                                           4


How to obtain a MOMENTUM PLUS(SM) Statement of Additional Information for Separate Account A


Call (800) 528-0204 or send this request form to:
 AXA Equitable
 Defined Contribution Services
 P.O. Box 8095
 Boston, MA 02266-8095

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


Please send me a MOMENTUM PLUS(SM) SAI dated May 1, 2009.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                                            State           Zip





                                                                           x2517

Momentum Plus(SM)

A group variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2009

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Momentum Plus(SM) prospectus, dated May 1, 2009. That prospectus provides detailed information concerning the contract and the variable investment options, as well as the fixed interest option, that fund the contract. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. The fixed interest options are part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of the prospectus is available free of charge by writing the processing office at AXA Equitable, Defined Contribution Services,P.O. Box 8095, Boston, MA 02266-8095, by calling toll free, 1-800-528-0204, or by contacting your financial professional.

TABLE OF CONTENTS

Who is AXA Equitable?                                                        2
Additional information about the Momentum
     Plus(SM) program                                                        2
Accumulation unit values                                                     3
Description of contribution sources for the
     Momentum Plus(SM) program                                               3
How we deduct the Momentum Plus(SM) quarterly
     administrative charge                                                   3
Custodian and independent registered public accounting firm                  4
Distribution of the contracts                                                4
ERISA information statement                                                  4
Financial statements                                                         4




Momentum Plus(SM) is a service mark of AXA Equitable Life Insurance Company
              (AXA Equitable). Distributed by its affiliate, AXA
        Advisors, LLC, 1290 Avenue of the Americas, New York, NY 10104 Copyright 2009 AXA Equitable Life Insurance Company - All rights reserved

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234
888-1310A


                                                                         x02517

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA SA ("AXA") holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.



ADDITIONAL INFORMATION ABOUT THE MOMENTUM PLUS(SM) PROGRAM

Plan eligibility requirements

Under the Plan, the employer specifies the eligibility requirements for its plan in the participation agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. The employer may not require more than one year of eligibility service for a 401(k) plan.

The Plan provides that a sole proprietor, partner or shareholder may elect not to participate in the plan. However, provisions of the Code may require that the plan cover all employees even if they previously elected not to participate.


Vesting under the Plan

Vesting refers to the nonforfeitable portion of a participant's retirement account value and loans attributable to employer and matching contributions under the Plan. The participant's retirement account value attributable to salary deferral contributions, post-tax employee contributions, prior plan contributions, qualified non-elective, rollover, Roth contributions, Roth rollover contributions and qualified matching contributions is nonforfeitable at all times.

A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. A participant who terminates employment before that time, forfeits any benefits that are not already vested under the plan's vesting schedule.

Benefits generally must vest in accordance with any of the schedules below or one at least as favorable to participants as Schedule B or C:

--------------------------------------------------------------------
Years       Schedule A     Schedule B     Schedule C     Schedule D
of          Vested         Vested         Vested         Vested
Service     Percentage     Percentage     Percentage     Percentage
--------------------------------------------------------------------
    1             0%             0%             0%           100%
    2           100             20              0            100
    3           100             40            100            100
    4           100             60            100            100
    5           100             80            100            100
    6           100            100            100            100
--------------------------------------------------------------------

If the plan requires more than one year of service for participation, it must use Schedule D or one at least as favorable to participants.

If the plan is not "top heavy" and does not require more than one year of service for participation, an employer may, in accordance with provisions of the Plan, instead elect one of the following vesting schedules for employer matching contributions or one at least as favorable to participants:

------------------------------------------------
                    Schedule E       Schedule F
Years of            Vested           Vested
Service             Percentage       Percentage
------------------------------------------------
  Less than 2             0%               0%
       2                 20                0
       3                 40              100
       4                 60              100
       5                 80              100
       6                100              100
------------------------------------------------

Matching contributions are required to vest at least as quickly as under a 3-year cliff or a 6-year "graded vesting" schedule. The 6-year schedule requires 20% vesting after 2 years of service, increasing 20% per year thereafter.


Benefit distributions

To begin receiving benefits (including annuity payments) under a Plan, your employer must send us your properly completed election of benefits form and, if applicable, beneficiary designation form. If we receive your properly completed forms, you will be eligible to receive a distribution as follows:


--------------------------------------------------------------------------------
                       Form received
                       at the                  When eligible
Type of                processing              to receive
distribution           office                  distribution
--------------------------------------------------------------------------------
Single Sum             N/A                     The 1st business day
Payments                                       that is 7 calendar
                                               days after we receive
Annuities                                      the form.
--------------------------------------------------------------------------------
In-Service             N/A                     The business day on
Withdrawals                                    which we receive the
                                               form.
Hardship
Withdrawals

Withdrawals of
Post-Tax
Employee
Contributions
--------------------------------------------------------------------------------
Installment Payments   1st through 25th        The 1st business day
                       business day of         of the following cal-
                       month inclusive. 26th   endar month. The 1st
                       through 31st busi-      business day of the
                       ness day of month       second following
                       inclusive.              calendar month.
--------------------------------------------------------------------------------

In order for you to begin receiving benefits (including annuity payments) under an individually designed or prototype defined contribution plan, your employer must send us a properly completed request for disbursement form. We will send single sum payments to your plan trustee as of the close of business on the business day we receive a properly completed form. If you wish to receive annuity payments, your plan trustee may purchase an annuity contract from us. The annuity contract will be purchased on the business day we receive a properly completed form, and payments will commence as of that business day.


ACCUMULATION UNIT VALUES

Accumulation unit values are determined at the end of each valuation period for each of the variable investment options. Other annuity contracts and certificates that participate in Separate Account A also have their own accumulation unit values for the variable investment options. The unit values for these other contracts and certificates may be different from those for Momentum Plus(SM).

The accumulation unit value for an variable investment option for any valuation period is equal to: (i) the accumulation unit value for the preceding valuation period multiplied by (ii) the net investment factor for that variable investment option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

       (a)
        -  - c
       (b)

where:

(a) is the value of the variable investment option's shares of the cor-responding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and other fees and direct expenses of such trusts.

(b) is the value of the variable investment option's shares of the cor-responding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily asset charge for expenses of Separate Account A mul-tiplied by the number of calendar days in the valuation period.


DESCRIPTION OF CONTRIBUTION SOURCES FOR THE MOMENTUM PLUS(SM) PROGRAM

These are the sources of contributions under qualified plans:

Employer contributions

These are contributions made to a plan for the benefit of participants and beneficiaries by the employer not covered by the remaining sources.

Matching contributions

These are employer contributions that are allocated to a participant's account under a plan by reason of the participant's non-Roth post-tax contributions, Roth contributions or pre-tax salary deferral contributions to the plan.

Post-tax contributions

These are non-Roth after-tax contributions made by a participant in accordance with the terms of a plan.

Roth contributions

These are post-tax salary deferral contributions made to a 401(k) plan pursuant to Section 402A of the Code.

Salary deferral contributions

These are pre-tax contributions to a plan that are made pursuant to a cash or deferred election (normally in accordance with the terms of a qualified cash or deferred arrangement under Section 401(k) of the Code).

Prior plan contributions

These are contributions transferred to a plan from another profit sharing plan of the same employer.

Prior pension contributions

These are contributions transferred from another qualified plan which require separate accounting pursuant to Revenue Ruling 94-76.

Rollover contributions

These are contributions transferred or rolled over to a plan from another qualified plan, an IRA, a tax sheltered annuity satisfying Section 403(b) of the Code or a governmental employer plan satisfying Section 457 of the Code.

Roth rollover contributions

These are contributions transferred or rolled over from another qualified plan or a tax sheltered annuity satisfying Section 403(b) of the Code which require separate accounting under Section 402A of the Code.

Qualified non-elective and qualified matching contributions

These are employer contributions made pursuant to the terms of a plan subject to either or both of the special nondiscrimination tests applicable to plans that are subject to Section 401(k) (qualified cash or deferred arrangements) or
Section 401(m) (applicable to plans that accept matching contributions and/or post-tax contributions) of the Code. Employers make such qualified non-elective and qualified matching contributions to meet the nondiscrimination requirements of Section 401(k) and/or 401(m) of the Code. This source is called the employer 401(k) Account in the Plan.


HOW WE DEDUCT THE MOMENTUM PLUS(SM) QUARTERLY ADMINISTRATIVE CHARGE

Each calendar quarter we currently deduct an administrative charge of $7.50 or, if less, 0.50% of the total of your retirement account value plus the amount of any active loan from your retirement account value. We will deduct this charge in a specified order of contribution sources and investment options. The order of contribution sources is: employer contributions, matching contributions, qualified non-elective and qualified matching contributions, prior plan contributions, elective contributions and post-tax contributions. The order of investment options is: guaranteed interest account option, EQ/Common Stock Index, AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Money Market, EQ/Intermediate Government Bond Index, EQ/Quality Bond PLUS, EQ/Large Cap Value PLUS, EQ/Equity 500 Index, Multimanager Multi-Sector Bond, EQ/AllianceBernstein International, EQ/AllianceBernstein Small Cap Growth options and pro rata from the remainder of the investment options, based on your account value in each of these options. The last contribution sources are the variable investment options funded through the remaining Trust portfolios. If necessary we will deduct the administrative charge on a pro rata basis from these options.

For example, on the last business day of a calendar quarter we will first attempt to deduct the administrative charge from employer contributions within the guaranteed interest account option. If there is no money in the guaranteed interest account option, we will attempt to deduct the charge from the EQ/Common Stock Index option, then AXA Moderate Allocation, etc. If there are no employer contributions in any of the investment options, we will go to the next contribution source, employer matching contributions, and attempt to deduct the charge from the investment options in the same order described above.



CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2008 and for each of the two years in the period ended December 31, 2008, and the consolidated financial statements of AXA Equitable at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2008, 2007 and 2006. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $677,871,467 in 2008, $731,920,627 in 2007 and $672,531,658 in 2006. Of these amounts, for each of these three years, AXA Advisors retained $356,304,358, $386,036,299 and $339,484,801, respectively.


ERISA INFORMATION STATEMENT

The U.S. Department of Labor has issued a class exemption (PTE 84-24) with respect to certain transactions involving insurance company products and employee benefit plans subject to ERISA. When applicable, the exemption requires that certain information be provided to the Plan and that the employer or other appropriate fiduciary acknowledge receipt of the information and approve the transaction. AXA Equitable, AXA Network, LLC ("AXA Network"), AXA Advisors and the Financial Professional(s) listed on the Associate Information Form are providing you with this Information Statement, even though this Information Statement may not be required under PTE 84-24 with respect to this transaction. AXA Network is a licensed insurance agency and AXA Advisors is a registered broker-dealer. Each is an affiliate of AXA Equitable. AXA Equitable has retained its affiliate AXA Network as its general agent to distribute AXA Equitable policies and contracts through the Financial Professionals. AXA Network is responsible for all administrative and operational functions in connection with the distribution of AXA Equitable products by the Financial Professionals, including training, wholesaling support and other marketing functions. AXA Equitable pays compensation to AXA Network, as its distributor, which covers compensation to the Financial Professionals responsible for the sale. Each licensed Financial Professional of AXA Advisors named ("Financial Professional") will receive compensation from AXA Equitable for the sale and servicing of a Momentum Plus(SM) contract. ("Servicing" does not include recordkeeping or administration of the Plan or Trust.) The maximum compensation payable in the aggregate to those Financial Professionals on each sale of this Momentum Plus(SM) Contract is shown in the Schedule of Maximum Commissions and Service Fees below. Under an agreement with AXA Network, no Financial Professional is permitted to sell to the Plan insurance or annuity products of other insurance companies without first obtaining the consent of AXA Equitable.


Schedule of Maximum Commission and Service Fees: AXA Network pays premium-based compensation on Momentum Plus(SM) contracts. If more than one Financial Professional is involved, compensation is divided between them. Premium-based compensation is paid at a rate of 2.0% on all contributions made. Compensation is not payable on transfers to the contract from another AXA Equitable funding vehicle. No direct or indirect compensation or other consideration will be paid to the plan fiduciary signing below or to any other plan fiduciary as a result of the participation of the plan and trust in the Momentum Plus(SM) contract.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE AXA COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2008.............  FSA-3
   Statements of Operations for the Year Ended December 31, 2008....... FSA-34
   Statements of Changes in Net Assets for the Years Ended
        December 31, 2008 and 2007..................................... FSA-46
   Notes to Financial Statements....................................... FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................    F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007.............    F-2
   Consolidated Statements of Earnings, Years Ended December 31,
        2008, 2007 and 2006............................................    F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
        Income, Years Ended December 31, 2008, 2007 and 2006...........    F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
        2008, 2007 and 2006............................................    F-5
   Notes to Consolidated Financial Statements..........................    F-7


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A at December 31, 2008, the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
April 9, 2009

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2008


                                                          AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                            Allocation        Allocation            Allocation
                                                         ---------------- ------------------ -----------------------
Assets:
Investments in shares of The Trusts, at fair value......   $146,701,596       $55,830,216          $ 79,751,733
Receivable for The Trusts shares sold...................             --                --                    --
Receivable for policy-related transactions..............        310,713            24,618                 1,772
                                                           ------------       -----------          ------------
  Total assets..........................................    147,012,309        55,854,834            79,753,505
                                                           ------------       -----------          ------------
Liabilities:
Payable for The Trusts shares purchased.................        310,713            21,618                   772
Payable for policy-related transactions.................             --                --                    --
                                                           ------------       -----------          ------------
  Total liabilities.....................................        310,713            21,618                   772
                                                           ------------       -----------          ------------
Net Assets..............................................   $146,701,596       $55,833,216          $ 79,752,733
                                                           ============       ===========          ============
Net Assets:
Accumulation Units......................................    146,691,378        55,833,097            79,752,064
Contracts in payout (annuitization) period..............             --                --                    --
Retained by AXA Equitable in Separate Account A.........         10,218               119                   669
                                                           ------------       -----------          ------------
Total net assets........................................   $146,701,596       $55,833,216          $ 79,752,733
                                                           ============       ===========          ============
Investments in shares of The Trusts, at cost............   $233,742,003       $63,885,813          $100,788,616
The Trusts shares held
 Class A................................................             --                --                    --
 Class B................................................     17,995,048         6,113,114             9,130,972



                                                                                                 Crossings    Crossings
                                                            AXA Moderate    AXA Moderate-Plus   Aggressive   Conservative
                                                             Allocation         Allocation      Allocation    Allocation
                                                         ----------------- ------------------- ------------ -------------
Assets:
Investments in shares of The Trusts, at fair value......  $1,285,544,280       $452,236,083      $638,285      $286,298
Receivable for The Trusts shares sold...................         132,086                 --            15       351,741
Receivable for policy-related transactions..............           8,514            629,515            --            --
                                                          --------------       ------------      --------      --------
  Total assets..........................................   1,285,684,880        452,865,598       638,300       638,039
                                                          --------------       ------------      --------      --------
Liabilities:
Payable for The Trusts shares purchased.................              --            687,837            --            --
Payable for policy-related transactions.................              --                 --            15       351,741
                                                          --------------       ------------      --------      --------
  Total liabilities.....................................              --            687,837            15       351,741
                                                          --------------       ------------      --------      --------
Net Assets..............................................  $1,285,684,880       $452,177,761      $638,285      $286,298
                                                          ==============       ============      ========      ========
Net Assets:
Accumulation Units......................................   1,279,347,737        452,172,146       509,874       101,147
Contracts in payout (annuitization) period..............       6,331,717                 --            --            --
Retained by AXA Equitable in Separate Account A.........           5,426              5,615       128,411       185,151
                                                          --------------       ------------      --------      --------
Total net assets........................................  $1,285,684,880       $452,177,761      $638,285      $286,298
                                                          ==============       ============      ========      ========
Investments in shares of The Trusts, at cost............  $1,669,570,176       $667,393,881      $931,297      $301,750
The Trusts shares held
 Class A................................................      97,174,652                 --        10,275        10,260
 Class B................................................      11,633,636         51,606,352        91,817        21,453

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                Crossings        Crossings     Crossings
                                                            Conservative-Plus    Moderate    Moderate-Plus
                                                                Allocation      Allocation     Allocation
                                                           ------------------- ------------ ---------------
Assets:
Investments in shares of The Trusts, at fair value........       $214,089        $221,565     $   883,665
Receivable for The Trusts shares sold.....................              1               2              --
Receivable for policy-related transactions................             --              --         351,713
                                                                 --------        --------     -----------
  Total assets............................................        214,090         221,567       1,235,378
                                                                 --------        --------     -----------
Liabilities:
Payable for The Trusts shares purchased...................             --              --         351,713
Payable for policy-related transactions...................              1               2              --
                                                                 --------        --------     -----------
  Total liabilities.......................................              1               2         351,713
                                                                 --------        --------     -----------
Net Assets................................................       $214,089        $221,565     $   883,665
                                                                 ========        ========     ===========
Net Assets:
Accumulation Units........................................         47,285          63,980         739,879
Contracts in payout (annuitization) period................             --              --              --
Retained by AXA Equitable in Separate Account A...........        166,804         157,585         143,786
                                                                 --------        --------     -----------
Total net assets..........................................       $214,089        $221,565     $   883,665
                                                                 ========        ========     ===========
Investments in shares of The Trusts, at cost..............       $256,744        $272,079     $   943,705
The Trusts shares held
 Class A..................................................         10,549          10,504          10,314
 Class B..................................................         16,515          19,016         116,388



                                                                                    EQ/AllianceBernstein
                                                            EQ/AllianceBernstein        Intermediate       EQ/AllianceBernstein
                                                                Common Stock       Government Securities       International
                                                           ---------------------- ----------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value........     $1,791,646,444           $120,635,478           $438,220,994
Receivable for The Trusts shares sold.....................            966,099                295,825                 85,823
Receivable for policy-related transactions................                 --                     --                     --
                                                               --------------           ------------           ------------
  Total assets............................................      1,792,612,543            120,931,303            438,306,817
                                                               --------------           ------------           ------------
Liabilities:
Payable for The Trusts shares purchased...................                 --                     --                     --
Payable for policy-related transactions...................            544,383                310,289                 37,638
                                                               --------------           ------------           ------------
  Total liabilities.......................................            544,383                310,289                 37,638
                                                               --------------           ------------           ------------
Net Assets................................................     $1,792,068,160           $120,621,014           $438,269,179
                                                               ==============           ============           ============
Net Assets:
Accumulation Units........................................      1,779,301,826            120,133,431            436,828,878
Contracts in payout (annuitization) period................         11,994,505                482,132              1,439,319
Retained by AXA Equitable in Separate Account A...........            771,829                  5,451                    982
                                                               --------------           ------------           ------------
Total net assets..........................................     $1,792,068,160           $120,621,014           $438,269,179
                                                               ==============           ============           ============
Investments in shares of The Trusts, at cost..............     $3,001,035,549           $122,015,827           $743,241,678
The Trusts shares held
 Class A..................................................        153,794,915              9,070,542             56,931,619
 Class B..................................................          7,485,948              3,106,254              8,413,182



                                                            EQ/AllianceBernstein
                                                              Small Cap Growth
                                                           ---------------------
Assets:
Investments in shares of The Trusts, at fair value........      $200,104,144
Receivable for The Trusts shares sold.....................                --
Receivable for policy-related transactions................           627,581
                                                                ------------
  Total assets............................................       200,731,725
                                                                ------------
Liabilities:
Payable for The Trusts shares purchased...................           516,255
Payable for policy-related transactions...................                --
                                                                ------------
  Total liabilities.......................................           516,255
                                                                ------------
Net Assets................................................      $200,215,470
                                                                ============
Net Assets:
Accumulation Units........................................       198,982,893
Contracts in payout (annuitization) period................         1,232,550
Retained by AXA Equitable in Separate Account A...........                27
                                                                ------------
Total net assets..........................................      $200,215,470
                                                                ============
Investments in shares of The Trusts, at cost..............      $327,888,693
The Trusts shares held
 Class A..................................................        18,834,311
 Class B..................................................         3,322,598

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                              EQ/AXA Rosenberg  EQ/BlackRock
                                                                EQ/Ariel        Value Long/      Basic Value
                                                            Appreciation II     Short Equity       Equity
                                                           ----------------- ----------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........     $1,898,423        $8,104,894     $235,319,219
Receivable for The Trusts shares sold.....................             --                --               --
Receivable for policy-related transactions................          4,582            50,051           58,628
                                                               ----------        ----------     ------------
  Total assets............................................      1,903,005         8,154,945      235,377,847
                                                               ----------        ----------     ------------
Liabilities:
Payable for The Trusts shares purchased...................          4,582            50,051           65,582
Payable for policy-related transactions...................             --                --               --
                                                               ----------        ----------     ------------
  Total liabilities.......................................          4,582            50,051           65,582
                                                               ----------        ----------     ------------
Net Assets................................................     $1,898,423        $8,104,894     $235,312,265
                                                               ==========        ==========     ============
Net Assets:
Accumulation Units........................................      1,898,423         8,100,370      235,310,020
Contracts in payout (annuitization) period................             --                --               --
Retained by AXA Equitable in Separate Account A...........             --             4,524            2,245
                                                               ----------        ----------     ------------
Total net assets..........................................     $1,898,423        $8,104,894     $235,312,265
                                                               ==========        ==========     ============
Investments in shares of The Trusts, at cost..............     $2,978,604        $8,466,906     $372,899,808
The Trusts shares held
 Class A..................................................             --                --               --
 Class B..................................................        285,836           803,260       24,285,373



                                                             EQ/BlackRock      EQ/Boston       EQ/Calvert    EQ/Capital
                                                            International   Advisors Equity     Socially      Guardian
                                                                Value            Income       Responsible      Growth
                                                           --------------- ----------------- ------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $190,751,934      $42,541,031     $12,936,414   $12,178,949
Receivable for The Trusts shares sold.....................        94,822               --              --            --
Receivable for policy-related transactions................            --           25,856              --         5,316
                                                            ------------      -----------     -----------   -----------
  Total assets............................................   190,846,756       42,566,887      12,936,414    12,184,265
                                                            ------------      -----------     -----------   -----------
Liabilities:
Payable for The Trusts shares purchased...................            --           24,656          15,426         5,316
Payable for policy-related transactions...................        94,822               --          84,574            --
                                                            ------------      -----------     -----------   -----------
  Total liabilities.......................................        94,822           24,656         100,000         5,316
                                                            ------------      -----------     -----------   -----------
Net Assets................................................  $190,751,934      $42,542,231     $12,836,414   $12,178,949
                                                            ============      ===========     ===========   ===========
Net Assets:
Accumulation Units........................................   190,747,519       42,542,181      12,827,867    12,167,172
Contracts in payout (annuitization) period................            --               --              --            --
Retained by AXA Equitable in Separate Account A...........         4,415               50           8,547        11,777
                                                            ------------      -----------     -----------   -----------
Total net assets..........................................  $190,751,934      $42,542,231     $12,836,414   $12,178,949
                                                            ============      ===========     ===========   ===========
Investments in shares of The Trusts, at cost..............  $337,307,378      $62,882,398     $21,643,018   $19,146,054
The Trusts shares held
 Class A..................................................            --               --              --            --
 Class B..................................................    21,941,827        9,951,208       2,641,495     1,386,331

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Capital
                                                               Guardian     EQ/Caywood-Scholl   EQ/Davis New
                                                               Research      High Yield Bond    York Venture
                                                           --------------- ------------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $134,419,929       $22,217,335      $10,887,874
Receivable for The Trusts shares sold.....................            --                --               --
Receivable for policy-related transactions................            --            30,544           45,038
                                                            ------------       -----------      -----------
  Total assets............................................   134,419,929        22,247,879       10,932,912
                                                            ------------       -----------      -----------
Liabilities:
Payable for The Trusts shares purchased...................         8,523            30,544           45,038
Payable for policy-related transactions...................        11,477                --               --
                                                            ------------       -----------      -----------
  Total liabilities.......................................        20,000            30,544           45,038
                                                            ------------       -----------      -----------
Net Assets................................................  $134,399,929       $22,217,335      $10,887,874
                                                            ============       ===========      ===========
Net Assets:
Accumulation Units........................................   134,398,463        22,217,200       10,885,508
Contracts in payout (annuitization) period................            --                --               --
Retained by AXA Equitable in Separate Account A...........         1,466               135            2,366
                                                            ------------       -----------      -----------
Total net assets..........................................  $134,399,929       $22,217,335      $10,887,874
                                                            ============       ===========      ===========
Investments in shares of The Trusts, at cost..............  $220,767,587       $30,014,391      $15,201,137
The Trusts shares held
 Class A..................................................            --                --               --
 Class B..................................................    16,542,280         6,863,947        1,621,447



                                                              EQ/Equity        EQ/Evergreen      EQ/Evergreen    EQ/Franklin
                                                              500 Index     International Bond       Omega         Income
                                                           --------------- -------------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $599,771,333        $54,613,677      $21,140,490    $59,781,130
Receivable for The Trusts shares sold.....................     1,291,052                695               --             --
Receivable for policy-related transactions................            --                 --           17,836          9,245
                                                            ------------        -----------      -----------    -----------
  Total assets............................................   601,062,385         54,614,372       21,158,326     59,790,375
                                                            ------------        -----------      -----------    -----------
Liabilities:
Payable for The Trusts shares purchased...................            --                 --           17,836          9,245
Payable for policy-related transactions...................     1,291,431                695               --             --
                                                            ------------        -----------      -----------    -----------
  Total liabilities.......................................     1,291,431                695           17,836          9,245
                                                            ------------        -----------      -----------    -----------
Net Assets................................................  $599,770,954        $54,613,677      $21,140,490    $59,781,130
                                                            ============        ===========      ===========    ===========
Net Assets:
Accumulation Units........................................   596,861,397         54,606,924       21,122,701     59,775,562
Contracts in payout (annuitization) period................     2,903,036                 --               --             --
Retained by AXA Equitable in Separate Account A...........         6,521              6,753           17,789          5,568
                                                            ------------        -----------      -----------    -----------
Total net assets..........................................  $599,770,954        $54,613,677      $21,140,490    $59,781,130
                                                            ============        ===========      ===========    ===========
Investments in shares of The Trusts, at cost..............  $876,421,747        $62,575,430      $28,498,917    $91,660,931
The Trusts shares held
 Class A..................................................    34,130,226                 --               --             --
 Class B..................................................     3,951,794          5,713,748        3,291,525      9,338,530

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                             EQ/Franklin       EQ/Franklin        EQ/GAMCO
                                                              Small Cap    Templeton Founding    Mergers and
                                                                Value           Strategy        Acquisitions
                                                           -------------- -------------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $ 7,589,880        $29,736,396      $11,617,872
Receivable for The Trusts shares sold.....................           --                 --               --
Receivable for policy-related transactions................       11,094             55,816            8,553
                                                            -----------        -----------      -----------
  Total assets............................................    7,600,974         29,792,212       11,626,425
                                                            -----------        -----------      -----------
Liabilities:
Payable for The Trusts shares purchased...................       11,094             55,816            8,553
Payable for policy-related transactions...................           --                 --               --
                                                            -----------        -----------      -----------
  Total liabilities.......................................       11,094             55,816            8,553
                                                            -----------        -----------      -----------
Net Assets................................................  $ 7,589,880        $29,736,396      $11,617,872
                                                            ===========        ===========      ===========
Net Assets:
Accumulation Units........................................    7,589,115         29,735,266       11,610,919
Contracts in payout (annuitization) period................           --                 --               --
Retained by AXA Equitable in Separate Account A...........          765              1,130            6,953
                                                            -----------        -----------      -----------
Total net assets..........................................  $ 7,589,880        $29,736,396      $11,617,872
                                                            ===========        ===========      ===========
Investments in shares of The Trusts, at cost..............  $10,259,007        $45,295,430      $14,113,234
The Trusts shares held
 Class A..................................................           --                 --               --
 Class B..................................................    1,170,403          5,197,587        1,155,669



                                                               EQ/GAMCO
                                                            Small Company   EQ/International   EQ/International    EQ/JPMorgan
                                                                Value           Core PLUS           Growth          Core Bond
                                                           --------------- ------------------ ------------------ ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $111,579,854      $ 75,317,423        $25,879,388     $105,934,507
Receivable for The Trusts shares sold.....................        54,601                --                 --              485
Receivable for policy-related transactions................            --           106,761             32,804            1,960
                                                            ------------      ------------        -----------     ------------
  Total assets............................................   111,634,455        75,424,184         25,912,192      105,936,952
                                                            ------------      ------------        -----------     ------------
Liabilities:
Payable for The Trusts shares purchased...................            --           106,761             32,804               --
Payable for policy-related transactions...................        45,601                --                 --               --
                                                            ------------      ------------        -----------     ------------
  Total liabilities.......................................        45,601           106,761             32,804               --
                                                            ------------      ------------        -----------     ------------
Net Assets................................................  $111,588,854      $ 75,317,423        $25,879,388     $105,936,952
                                                            ============      ============        ===========     ============
Net Assets:
Accumulation Units........................................   111,588,349        75,314,276         25,877,376      105,935,115
Contracts in payout (annuitization) period................            --                --                 --               --
Retained by AXA Equitable in Separate Account A...........           505             3,147              2,012            1,837
                                                            ------------      ------------        -----------     ------------
Total net assets..........................................  $111,588,854      $ 75,317,423        $25,879,388     $105,936,952
                                                            ============      ============        ===========     ============
Investments in shares of The Trusts, at cost..............  $158,859,295      $134,891,963        $40,307,816     $122,583,187
The Trusts shares held
 Class A..................................................            --                --                 --               --
 Class B..................................................     5,320,084        11,077,768          6,168,504       11,303,084

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/JPMorgan       EQ/Large Cap   EQ/Large Cap
                                                            Value Opportunities     Core PLUS    Growth Index
                                                           --------------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........      $34,216,365       $ 9,888,588    $ 85,381,729
Receivable for The Trusts shares sold.....................               --             9,317              --
Receivable for policy-related transactions................               --                --          24,084
                                                                -----------       -----------    ------------
  Total assets............................................       34,216,365         9,897,905      85,405,813
                                                                -----------       -----------    ------------
Liabilities:
Payable for The Trusts shares purchased...................            5,827                --          24,084
Payable for policy-related transactions...................            9,173            32,687              --
                                                                -----------       -----------    ------------
  Total liabilities.......................................           15,000            32,687          24,084
                                                                -----------       -----------    ------------
Net Assets................................................      $34,201,365       $ 9,865,218    $ 85,381,729
                                                                ===========       ===========    ============
Net Assets:
Accumulation Units........................................       34,198,273         9,851,688      85,377,248
Contracts in payout (annuitization) period................               --                --              --
Retained by AXA Equitable in Separate Account A...........            3,092            13,530           4,481
                                                                -----------       -----------    ------------
Total net assets..........................................      $34,201,365       $ 9,865,218    $ 85,381,729
                                                                ===========       ===========    ============
Investments in shares of The Trusts, at cost..............      $63,807,001       $16,169,285    $114,091,458
The Trusts shares held
 Class A..................................................               --                --              --
 Class B..................................................        5,061,879         1,746,090      15,328,856



                                                            EQ/Large Cap   EQ/Large Cap     EQ/Large Cap       EQ/Long
                                                             Growth PLUS    Value Index      Value PLUS       Term Bond
                                                           -------------- -------------- ----------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $181,521,917   $ 8,765,096    $  735,686,959    $26,074,160
Receivable for The Trusts shares sold.....................        67,531            --           367,360             --
Receivable for policy-related transactions................            --        13,357                --         26,583
                                                            ------------   -----------    --------------    -----------
  Total assets............................................   181,589,448     8,778,453       736,054,319     26,100,743
                                                            ------------   -----------    --------------    -----------
Liabilities:
Payable for The Trusts shares purchased...................            --        12,857                --         26,583
Payable for policy-related transactions...................        77,531            --           375,575             --
                                                            ------------   -----------    --------------    -----------
  Total liabilities.......................................        77,531        12,857           375,575         26,583
                                                            ------------   -----------    --------------    -----------
Net Assets................................................  $181,511,917   $ 8,765,596    $  735,678,744    $26,074,160
                                                            ============   ===========    ==============    ===========
Net Assets:
Accumulation Units........................................   181,508,065     8,765,180       732,083,968     26,070,894
Contracts in payout (annuitization) period................            --            --         3,594,262             --
Retained by AXA Equitable in Separate Account A...........         3,852           416               514          3,266
                                                            ------------   -----------    --------------    -----------
Total net assets..........................................  $181,511,917   $ 8,765,596    $  735,678,744    $26,074,160
                                                            ============   ===========    ==============    ===========
Investments in shares of The Trusts, at cost..............  $220,904,381   $18,501,929    $1,357,871,931    $25,883,342
The Trusts shares held
 Class A..................................................            --            --        81,190,337             --
 Class B..................................................    16,585,702     2,070,535        13,725,949      1,921,074

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Lord Abbett    EQ/Lord Abbett   EQ/Lord Abbett
                                                            Growth and Income   Large Cap Core    Mid Cap Value
                                                           ------------------- ---------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value........     $10,627,674        $ 9,065,965      $19,866,420
Receivable for The Trusts shares sold.....................              --            150,085               --
Receivable for policy-related transactions................          12,487                 --            9,626
                                                               -----------        -----------      -----------
  Total assets............................................      10,640,161          9,216,050       19,876,046
                                                               -----------        -----------      -----------
Liabilities:
Payable for The Trusts shares purchased...................          12,487                 --            9,627
Payable for policy-related transactions...................              --            149,085               --
                                                               -----------        -----------      -----------
  Total liabilities.......................................          12,487            149,085            9,627
                                                               -----------        -----------      -----------
Net Assets................................................     $10,627,674        $ 9,066,965      $19,866,419
                                                               ===========        ===========      ===========
Net Assets:
Accumulation Units........................................      10,625,069          9,066,910       19,866,073
Contracts in payout (annuitization) period................              --                 --               --
Retained by AXA Equitable in Separate Account A...........           2,605                 55              346
                                                               -----------        -----------      -----------
Total net assets..........................................     $10,627,674        $ 9,066,965      $19,866,419
                                                               ===========        ===========      ===========
Investments in shares of The Trusts, at cost..............     $16,148,646        $11,619,177      $33,335,176
The Trusts shares held
 Class A..................................................              --                 --               --
 Class B..................................................       1,409,822          1,061,905        2,935,476



                                                              EQ/Marsico      EQ/Mid Cap      EQ/Mid Cap       EQ/Money
                                                                Focus           Index         Value PLUS        Market
                                                           --------------- --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $271,550,009    $192,204,261    $244,407,864    $195,659,522
Receivable for The Trusts shares sold.....................            --              --         105,639       1,957,214
Receivable for policy-related transactions................       169,865         100,734              --              --
                                                            ------------    ------------    ------------    ------------
  Total assets............................................   271,719,874     192,304,995     244,513,503     197,616,736
                                                            ------------    ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased...................       141,986          97,234              --              --
Payable for policy-related transactions...................            --              --         105,639       1,953,645
                                                            ------------    ------------    ------------    ------------
  Total liabilities.......................................       141,986          97,234         105,639       1,953,645
                                                            ------------    ------------    ------------    ------------
Net Assets................................................  $271,577,888    $192,207,761    $244,407,864    $195,663,091
                                                            ============    ============    ============    ============
Net Assets:
Accumulation Units........................................   271,575,864     192,207,303     244,403,617     194,778,359
Contracts in payout (annuitization) period................            --              --              --         880,431
Retained by AXA Equitable in Separate Account A...........         2,024             458           4,247           4,301
                                                            ------------    ------------    ------------    ------------
Total net assets..........................................  $271,577,888    $192,207,761    $244,407,864    $195,663,091
                                                            ============    ============    ============    ============
Investments in shares of The Trusts, at cost..............  $420,908,649    $379,958,986    $488,836,320    $195,844,580
The Trusts shares held
 Class A..................................................            --              --              --     140,309,009
 Class B..................................................    26,486,205      39,004,220      40,069,039      55,339,451

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Montag &       EQ/Mutual    EQ/Oppenheimer
                                                            Caldwell Growth      Shares          Global
                                                           ----------------- -------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value........    $19,750,705     $23,076,976      $10,888,194
Receivable for The Trusts shares sold.....................             --              --               --
Receivable for policy-related transactions................         40,863          17,437           15,335
                                                              -----------     -----------      -----------
  Total assets............................................     19,791,568      23,094,413       10,903,529
                                                              -----------     -----------      -----------
Liabilities:
Payable for The Trusts shares purchased...................         40,863          17,437           14,335
Payable for policy-related transactions...................             --              --               --
                                                              -----------     -----------      -----------
  Total liabilities.......................................         40,863          17,437           14,335
                                                              -----------     -----------      -----------
Net Assets................................................    $19,750,705     $23,076,976      $10,889,194
                                                              ===========     ===========      ===========
Net Assets:
Accumulation Units........................................     19,750,057      23,076,681       10,889,177
Contracts in payout (annuitization) period................             --              --               --
Retained by AXA Equitable in Separate Account A...........            648             295               17
                                                              -----------     -----------      -----------
Total net assets..........................................    $19,750,705     $23,076,976      $10,889,194
                                                              ===========     ===========      ===========
Investments in shares of The Trusts, at cost..............    $25,766,006     $36,921,523      $16,705,140
The Trusts shares held
 Class A..................................................             --              --               --
 Class B..................................................      4,489,038       3,598,253        1,629,675



                                                            EQ/Oppenheimer  EQ/Oppenheimer
                                                             Main Street      Main Street       EQ/PIMCO       EQ/Quality
                                                             Opportunity       Small Cap      Real Return      Bond PLUS
                                                           --------------- ---------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........    $1,554,218      $ 7,124,119    $100,326,821    $124,845,753
Receivable for The Trusts shares sold.....................        23,591               --              --         160,889
Receivable for policy-related transactions................            --           21,829          68,544              --
                                                              ----------      -----------    ------------    ------------
  Total assets............................................     1,577,809        7,145,948     100,395,365     125,006,642
                                                              ----------      -----------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased...................            --           21,829          68,544              --
Payable for policy-related transactions...................        23,591               --              --         210,139
                                                              ----------      -----------    ------------    ------------
  Total liabilities.......................................        23,591           21,829          68,544         210,139
                                                              ----------      -----------    ------------    ------------
Net Assets................................................    $1,554,218      $ 7,124,119    $100,326,821    $124,796,503
                                                              ==========      ===========    ============    ============
Net Assets:
Accumulation Units........................................     1,553,947        7,123,819     100,323,792     124,001,150
Contracts in payout (annuitization) period................            --               --              --         793,794
Retained by AXA Equitable in Separate Account A...........           271              300           3,029           1,559
                                                              ----------      -----------    ------------    ------------
Total net assets..........................................    $1,554,218      $ 7,124,119    $100,326,821    $124,796,503
                                                              ==========      ===========    ============    ============
Investments in shares of The Trusts, at cost..............    $2,146,504      $10,849,796    $114,677,651    $142,885,431
The Trusts shares held
 Class A..................................................            --               --              --      11,374,234
 Class B..................................................       241,165        1,099,431      10,805,716       2,901,392

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                               EQ/Short        EQ/Small     EQ/T. Rowe Price
                                                            Duration Bond   Company Index     Growth Stock
                                                           --------------- --------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value........   $12,528,996    $110,189,668       $52,446,816
Receivable for The Trusts shares sold.....................         4,344              --                --
Receivable for policy-related transactions................            --          34,932            27,624
                                                             -----------    ------------       -----------
  Total assets............................................    12,533,340     110,224,600        52,474,440
                                                             -----------    ------------       -----------
Liabilities:
Payable for The Trusts shares purchased...................            --          34,932            27,624
Payable for policy-related transactions...................         4,344              --                --
                                                             -----------    ------------       -----------
  Total liabilities.......................................         4,344          34,932            27,624
                                                             -----------    ------------       -----------
Net Assets................................................   $12,528,996    $110,189,668       $52,446,816
                                                             ===========    ============       ===========
Net Assets:
Accumulation Units........................................    12,526,582     110,178,922        52,445,946
Contracts in payout (annuitization) period................            --              --                --
Retained by AXA Equitable in Separate Account A...........         2,414          10,746               870
                                                             -----------    ------------       -----------
Total net assets..........................................   $12,528,996    $110,189,668       $52,446,816
                                                             ===========    ============       ===========
Investments in shares of The Trusts, at cost..............   $13,566,742    $186,131,283       $84,286,541
The Trusts shares held
 Class A..................................................            --              --                --
 Class B..................................................     1,345,715      16,280,702         4,232,709



                                                                                                            EQ/Van Kampen
                                                            EQ/Templeton   EQ/UBS Growth   EQ/Van Kampen   Emerging Markets
                                                               Growth        and Income       Comstock          Equity
                                                           -------------- --------------- --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value........  $18,452,933     $15,015,414     $14,149,918      $253,164,513
Receivable for The Trusts shares sold.....................           --          34,010              --                --
Receivable for policy-related transactions................       26,791              --           7,183           295,214
                                                            -----------     -----------     -----------      ------------
  Total assets............................................   18,479,724      15,049,424      14,157,101       253,459,727
                                                            -----------     -----------     -----------      ------------
Liabilities:
Payable for The Trusts shares purchased...................       26,791              --           4,283           236,892
Payable for policy-related transactions...................           --          33,010              --                --
                                                            -----------     -----------     -----------      ------------
  Total liabilities.......................................       26,791          33,010           4,283           236,892
                                                            -----------     -----------     -----------      ------------
Net Assets................................................  $18,452,933     $15,016,414     $14,152,818      $253,222,835
                                                            ===========     ===========     ===========      ============
Net Assets:
Accumulation Units........................................   18,449,996      15,016,314      14,152,730       253,220,333
Contracts in payout (annuitization) period................           --              --              --                --
Retained by AXA Equitable in Separate Account A...........        2,937             100              88             2,502
                                                            -----------     -----------     -----------      ------------
Total net assets..........................................  $18,452,933     $15,016,414     $14,152,818      $253,222,835
                                                            ===========     ===========     ===========      ============
Investments in shares of The Trusts, at cost..............  $29,624,930     $23,990,956     $21,975,804      $550,263,459
The Trusts shares held
 Class A..................................................           --              --              --                --
 Class B..................................................    2,918,850       3,724,319       2,137,687        33,225,214

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                             EQ/Van Kampen   EQ/Van Kampen      Multimanager
                                                            Mid Cap Growth    Real Estate    Aggressive Equity
                                                           ---------------- --------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value........    $32,051,020    $ 80,389,360       $413,808,504
Receivable for The Trusts shares sold.....................            822         103,232            559,794
Receivable for policy-related transactions................             --              --                 --
                                                              -----------    ------------       ------------
  Total assets............................................     32,051,842      80,492,592        414,368,298
                                                              -----------    ------------       ------------
Liabilities:
Payable for The Trusts shares purchased...................             --              --                 --
Payable for policy-related transactions...................            822         103,232            655,762
                                                              -----------    ------------       ------------
  Total liabilities.......................................            822         103,232            655,762
                                                              -----------    ------------       ------------
Net Assets................................................    $32,051,020    $ 80,389,360       $413,712,536
                                                              ===========    ============       ============
Net Assets:
Accumulation Units........................................     32,050,244      80,374,045        412,865,821
Contracts in payout (annuitization) period................             --              --            839,717
Retained by AXA Equitable in Separate Account A...........            776          15,315              6,998
                                                              -----------    ------------       ------------
Total net assets..........................................    $32,051,020    $ 80,389,360       $413,712,536
                                                              ===========    ============       ============
Investments in shares of The Trusts, at cost..............    $53,039,790    $143,985,949       $755,810,830
The Trusts shares held
 Class A..................................................             --              --         23,941,634
 Class B..................................................      3,875,220      16,702,966            363,350



                                                            Multimanager   Multimanager   Multimanager       Multimanager
                                                              Core Bond     Health Care    High Yield    International Equity
                                                           -------------- -------------- -------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value........  $71,749,186    $38,082,483    $115,459,229       $ 60,756,575
Receivable for The Trusts shares sold.....................           --             --         188,476                 --
Receivable for policy-related transactions................        5,197         19,730              --             14,920
                                                            -----------    -----------    ------------       ------------
  Total assets............................................   71,754,383     38,102,213     115,647,705         60,771,495
                                                            -----------    -----------    ------------       ------------
Liabilities:
Payable for The Trusts shares purchased...................        5,197         19,730              --             14,920
Payable for policy-related transactions...................           --             --         215,611                 --
                                                            -----------    -----------    ------------       ------------
  Total liabilities.......................................        5,197         19,730         215,611             14,920
                                                            -----------    -----------    ------------       ------------
Net Assets................................................  $71,749,186    $38,082,483    $115,432,094       $ 60,756,575
                                                            ===========    ===========    ============       ============
Net Assets:
Accumulation Units........................................   71,736,958     38,069,992     114,961,884         60,754,098
Contracts in payout (annuitization) period................           --             --         468,577                 --
Retained by AXA Equitable in Separate Account A...........       12,228         12,491           1,633              2,477
                                                            -----------    -----------    ------------       ------------
Total net assets..........................................  $71,749,186    $38,082,483    $115,432,094       $ 60,756,575
                                                            ===========    ===========    ============       ============
Investments in shares of The Trusts, at cost..............  $74,082,411    $50,628,163    $172,446,935       $108,553,139
The Trusts shares held
 Class A..................................................       24,320         13,735      25,017,648             12,867
 Class B..................................................    7,240,257      4,792,540       7,391,694          7,323,745

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                            Multimanager  Multimanager   Multimanager
                                                             Large Cap      Large Cap      Large Cap
                                                            Core Equity      Growth          Value
                                                           ------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $12,198,543   $22,692,321    $47,933,654
Receivable for The Trusts shares sold.....................        7,217        26,695         28,852
Receivable for policy-related transactions................           --            --             --
                                                            -----------   -----------    -----------
  Total assets............................................   12,205,760    22,719,016     47,962,506
                                                            -----------   -----------    -----------
Liabilities:
Payable for The Trusts shares purchased...................           --            --             --
Payable for policy-related transactions...................        7,217        26,695         28,852
                                                            -----------   -----------    -----------
  Total liabilities.......................................        7,217        26,695         28,852
                                                            -----------   -----------    -----------
Net Assets................................................  $12,198,543   $22,692,321    $47,933,654
                                                            ===========   ===========    ===========
Net Assets:
Accumulation Units........................................   12,191,790    22,690,126     47,931,068
Contracts in payout (annuitization) period................           --            --             --
Retained by AXA Equitable in Separate Account A...........        6,753         2,195          2,586
                                                            -----------   -----------    -----------
Total net assets..........................................  $12,198,543   $22,692,321    $47,933,654
                                                            ===========   ===========    ===========
Investments in shares of The Trusts, at cost..............  $19,816,956   $40,070,276    $77,490,732
The Trusts shares held
 Class A..................................................          805         4,756         34,749
 Class B..................................................    1,745,418     4,292,767      6,607,757



                                                            Multimanager   Multimanager   Multimanager   Multimanager
                                                               Mid Cap        Mid Cap       Small Cap      Small Cap
                                                               Growth          Value         Growth          Value
                                                           -------------- -------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $46,116,330    $41,918,854    $32,366,098    $ 97,824,870
Receivable for The Trusts shares sold.....................           --             --             --              --
Receivable for policy-related transactions................        3,479         19,616        291,293          10,507
                                                            -----------    -----------    -----------    ------------
  Total assets............................................   46,119,809     41,938,470     32,657,391      97,835,377
                                                            -----------    -----------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased...................        3,479         19,616        434,971          10,507
Payable for policy-related transactions...................           --             --             --              --
                                                            -----------    -----------    -----------    ------------
  Total liabilities.......................................        3,479         19,616        434,971          10,507
                                                            -----------    -----------    -----------    ------------
Net Assets................................................  $46,116,330    $41,918,854    $32,222,420    $ 97,824,870
                                                            ===========    ===========    ===========    ============
Net Assets:
Accumulation Units........................................   46,111,598     41,914,688     32,214,822      97,813,916
Contracts in payout (annuitization) period................           --             --             --              --
Retained by AXA Equitable in Separate Account A...........        4,732          4,166          7,598          10,954
                                                            -----------    -----------    -----------    ------------
Total net assets..........................................  $46,116,330    $41,918,854    $32,222,420    $ 97,824,870
                                                            ===========    ===========    ===========    ============
Investments in shares of The Trusts, at cost..............  $81,500,008    $69,279,668    $56,098,277    $180,341,568
The Trusts shares held
 Class A..................................................           --         13,819             --              --
 Class B..................................................    9,229,274      7,389,479      6,296,681      14,114,680

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                             Multimanager   Target 2015
                                                              Technology     Allocation
                                                           --------------- -------------
Assets:
Investments in shares of The Trusts, at fair value........  $ 64,726,599    $10,141,774
Receivable for The Trusts shares sold.....................            --             --
Receivable for policy-related transactions................        12,828        106,966
                                                            ------------    -----------
  Total assets............................................    64,739,427     10,248,740
                                                            ------------    -----------
Liabilities:
Payable for The Trusts shares purchased...................        12,828        106,966
Payable for policy-related transactions...................            --             --
                                                            ------------    -----------
  Total liabilities.......................................        12,828        106,966
                                                            ------------    -----------
Net Assets................................................  $ 64,726,599    $10,141,774
                                                            ============    ===========
Net Assets:
Accumulation Units........................................    64,710,400     10,137,456
Contracts in payout (annuitization) period................            --             --
Retained by AXA Equitable in Separate Account A...........        16,199          4,318
                                                            ------------    -----------
Total net assets..........................................  $ 64,726,599    $10,141,774
                                                            ============    ===========
Investments in shares of The Trusts, at cost..............  $105,460,456    $13,676,733
The Trusts shares held
 Class A..................................................        20,231             --
 Class B..................................................     9,403,390      1,414,136



                                                            Target 2025   Target 2035   Target 2045
                                                             Allocation    Allocation    Allocation
                                                           ------------- ------------- -------------
Assets:
Investments in shares of The Trusts, at fair value........  $10,693,987   $ 6,994,816   $4,692,005
Receivable for The Trusts shares sold.....................           --            --           --
Receivable for policy-related transactions................       41,324        24,484       13,315
                                                            -----------   -----------   ----------
  Total assets............................................   10,735,311     7,019,300    4,705,320
                                                            -----------   -----------   ----------
Liabilities:
Payable for The Trusts shares purchased...................       41,024        24,484       13,315
Payable for policy-related transactions...................           --            --           --
                                                            -----------   -----------   ----------
  Total liabilities.......................................       41,024        24,484       13,315
                                                            -----------   -----------   ----------
Net Assets................................................  $10,694,287   $ 6,994,816   $4,692,005
                                                            ===========   ===========   ==========
Net Assets:
Accumulation Units........................................   10,694,253     6,991,940    4,691,894
Contracts in payout (annuitization) period................           --            --           --
Retained by AXA Equitable in Separate Account A...........           34         2,876          111
                                                            -----------   -----------   ----------
Total net assets..........................................  $10,694,287   $ 6,994,816   $4,692,005
                                                            ===========   ===========   ==========
Investments in shares of The Trusts, at cost..............  $15,325,255   $10,311,955   $7,078,213
The Trusts shares held
 Class A..................................................           --            --           --
 Class B..................................................    1,569,891     1,060,565      756,688

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

                          (Continued)



                                           Contract
                                            charges   Share Class   Unit Value   Units Outstanding (000s)
                                           --------- ------------- ------------ -------------------------
AXA Aggressive Allocation...............   0.50%     B              $  98.08                   1
AXA Aggressive Allocation...............   0.70%     B              $  97.05                   2
AXA Aggressive Allocation...............   0.90%     B              $  96.03                  19
AXA Aggressive Allocation...............   0.95%     B              $  95.77                 143
AXA Aggressive Allocation...............   1.10%     B              $  95.01                  20
AXA Aggressive Allocation...............   1.20%     B              $  94.51                 183
AXA Aggressive Allocation...............   1.25%     B              $  58.31                  11
AXA Aggressive Allocation...............   1.30%     B              $  65.75                  27
AXA Aggressive Allocation...............   1.34%     B              $  93.81               1,158
AXA Aggressive Allocation...............   1.35%     B              $  93.76                   8
AXA Aggressive Allocation...............   1.45%     B              $  93.26                   1
AXA Conservative Allocation.............   0.50%     B              $ 108.60                  --
AXA Conservative Allocation.............   0.70%     B              $ 107.45                  --
AXA Conservative Allocation.............   0.90%     B              $ 106.32                   3
AXA Conservative Allocation.............   0.95%     B              $ 106.04                  60
AXA Conservative Allocation.............   1.10%     B              $ 105.20                   4
AXA Conservative Allocation.............   1.20%     B              $ 104.64                 129
AXA Conservative Allocation.............   1.25%     B              $  90.35                  21
AXA Conservative Allocation.............   1.30%     B              $  93.11                  13
AXA Conservative Allocation.............   1.34%     B              $ 103.87                 309
AXA Conservative Allocation.............   1.35%     B              $ 103.81                  --
AXA Conservative Allocation.............   1.45%     B              $ 103.26                  --
AXA Conservative-Plus Allocation........   0.50%     B              $ 104.67                  --
AXA Conservative-Plus Allocation........   0.70%     B              $ 103.57                   1
AXA Conservative-Plus Allocation........   0.90%     B              $ 102.48                  10
AXA Conservative-Plus Allocation........   0.95%     B              $ 102.21                  67
AXA Conservative-Plus Allocation........   1.10%     B              $ 101.40                   4
AXA Conservative-Plus Allocation........   1.20%     B              $ 100.86                 141
AXA Conservative-Plus Allocation........   1.25%     B              $  80.26                  13
AXA Conservative-Plus Allocation........   1.30%     B              $  84.72                  22
AXA Conservative-Plus Allocation........   1.34%     B              $ 100.11                 540
AXA Conservative-Plus Allocation........   1.35%     B              $ 100.06                   2
AXA Conservative-Plus Allocation........   1.45%     B              $  99.53                  --
AXA Moderate Allocation.................   0.50%     A              $  82.34                  --
AXA Moderate Allocation.................   0.70%     A              $ 133.37                   3
AXA Moderate Allocation.................   0.90%     A              $ 159.75                  64
AXA Moderate Allocation.................   1.20%     A              $ 142.17                  54
AXA Moderate Allocation.................   1.34%     A              $  49.96              17,357
AXA Moderate Allocation.................   1.35%     A              $ 167.56               1,472
AXA Moderate Allocation.................   1.35%     A              $ 168.62                  60
AXA Moderate Allocation.................   1.45%     A              $ 107.73                   4
AXA Moderate Allocation.................   0.50%     B              $  95.76                   2
AXA Moderate Allocation.................   0.70%     B              $ 103.23                  12
AXA Moderate Allocation.................   0.90%     B              $ 100.17                  17
AXA Moderate Allocation.................   0.90%     B              $ 112.73                  15
AXA Moderate Allocation.................   0.95%     B              $ 100.83                 305
AXA Moderate Allocation.................   1.10%     B              $  99.41                  27
AXA Moderate Allocation.................   1.20%     B              $ 107.76                 794
AXA Moderate Allocation.................   1.25%     B              $  74.12                  51
AXA Moderate Allocation.................   1.30%     B              $  80.49                 115
AXA Moderate-Plus Allocation............   0.50%     B              $ 104.47                   3
AXA Moderate-Plus Allocation............   0.70%     B              $ 103.37                   2
AXA Moderate-Plus Allocation............   0.90%     B              $ 102.29                  59
AXA Moderate-Plus Allocation............   0.95%     B              $ 102.01                 436

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                  Contract
                                                                   charges   Share Class   Unit Value   Units Outstanding (000s)
                                                                  --------- ------------- ------------ -------------------------
AXA Moderate-Plus Allocation...................................   1.10%     B               $ 101.21                49
AXA Moderate-Plus Allocation...................................   1.20%     B               $ 100.67               554
AXA Moderate-Plus Allocation...................................   1.25%     B               $  66.61                44
AXA Moderate-Plus Allocation...................................   1.30%     B               $  73.32               153
AXA Moderate-Plus Allocation...................................   1.34%     B               $  99.92             3,252
AXA Moderate-Plus Allocation...................................   1.35%     B               $  99.87                12
AXA Moderate-Plus Allocation...................................   1.45%     B               $  99.34                 1
Crossings Aggressive Allocation................................   1.10%     B               $  68.23                 7
Crossings Aggressive Allocation................................   1.25%     B               $  68.14                --
Crossings Conservative Allocation..............................   1.10%     B               $  92.96                 1
Crossings Conservative Allocation..............................   1.25%     B               $  92.83                --
Crossings Conservative-Plus Allocation.........................   1.10%     B               $  85.02                 1
Crossings Conservative-Plus Allocation.........................   1.25%     B               $  84.90                --
Crossings Moderate Allocation..................................   1.10%     B               $  81.01                --
Crossings Moderate Allocation..................................   1.25%     B               $  80.90                 1
Crossings Moderate-Plus Allocation.............................   1.10%     B               $  75.14                --
Crossings Moderate-Plus Allocation.............................   1.25%     B               $  75.04                10
EQ/AllianceBernstein Common Stock..............................   0.50%     A               $  60.28                 1
EQ/AllianceBernstein Common Stock..............................   0.70%     A               $  91.86                13
EQ/AllianceBernstein Common Stock..............................   0.74%     A               $ 290.41                87
EQ/AllianceBernstein Common Stock..............................   0.74%     A               $ 314.57                31
EQ/AllianceBernstein Common Stock..............................   0.90%     A               $ 130.18                57
EQ/AllianceBernstein Common Stock..............................   1.20%     A               $ 107.37                29
EQ/AllianceBernstein Common Stock..............................   1.35%     A               $ 165.26             1,933
EQ/AllianceBernstein Common Stock..............................   1.35%     A               $ 172.68                79
EQ/AllianceBernstein Common Stock..............................   1.45%     A               $  66.55                24
EQ/AllianceBernstein Common Stock..............................   1.49%     A               $ 213.98             6,150
EQ/AllianceBernstein Common Stock..............................   0.50%     B               $  58.78                --
EQ/AllianceBernstein Common Stock..............................   0.70%     B               $  60.99                 3
EQ/AllianceBernstein Common Stock..............................   0.90%     B               $  62.69                25
EQ/AllianceBernstein Common Stock..............................   0.90%     B               $  70.15                 8
EQ/AllianceBernstein Common Stock..............................   0.95%     B               $  59.57               358
EQ/AllianceBernstein Common Stock..............................   1.10%     B               $  58.73                 3
EQ/AllianceBernstein Common Stock..............................   1.20%     B               $  66.57               858
EQ/AllianceBernstein Common Stock..............................   1.25%     B               $  52.75                 8
EQ/AllianceBernstein Common Stock..............................   1.30%     B               $  58.92                23
EQ/AllianceBernstein Intermediate Government Securities........   0.50%     A               $ 110.63                --
EQ/AllianceBernstein Intermediate Government Securities........   0.70%     A               $ 158.17                --
EQ/AllianceBernstein Intermediate Government Securities........   0.74%     A               $  88.73                31
EQ/AllianceBernstein Intermediate Government Securities........   0.90%     A               $ 170.15                 4
EQ/AllianceBernstein Intermediate Government Securities........   1.20%     A               $ 156.16                 1
EQ/AllianceBernstein Intermediate Government Securities........   1.34%     A               $ 173.78               484
EQ/AllianceBernstein Intermediate Government Securities........   1.35%     A               $ 167.46                10
EQ/AllianceBernstein Intermediate Government Securities........   1.45%     A               $ 140.38                 1
EQ/AllianceBernstein Intermediate Government Securities........   0.50%     B               $ 140.40                --
EQ/AllianceBernstein Intermediate Government Securities........   0.70%     B               $ 144.80                --
EQ/AllianceBernstein Intermediate Government Securities........   0.90%     B               $ 144.81                 2
EQ/AllianceBernstein Intermediate Government Securities........   0.95%     B               $ 141.43                95
EQ/AllianceBernstein Intermediate Government Securities........   1.10%     B               $ 139.44                 2
EQ/AllianceBernstein Intermediate Government Securities........   1.20%     B               $ 140.41               110

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                  Contract
                                                                   charges   Share Class   Unit Value   Units Outstanding (000s)
                                                                  --------- ------------- ------------ -------------------------
EQ/AllianceBernstein Intermediate Government Securities........   1.25%     B               $ 107.58                 7
EQ/AllianceBernstein Intermediate Government Securities........   1.30%     B               $ 108.13                 4
EQ/AllianceBernstein International.............................   0.50%     A               $  58.05                 1
EQ/AllianceBernstein International.............................   0.70%     A               $  91.40                 5
EQ/AllianceBernstein International.............................   0.90%     A               $  98.14                35
EQ/AllianceBernstein International.............................   1.20%     A               $  86.55                24
EQ/AllianceBernstein International.............................   1.34%     A               $  96.32             3,827
EQ/AllianceBernstein International.............................   1.35%     A               $  96.19                66
EQ/AllianceBernstein International.............................   1.45%     A               $  75.25                 4
EQ/AllianceBernstein International.............................   0.50%     B               $  76.51                 1
EQ/AllianceBernstein International.............................   0.70%     B               $  79.00                --
EQ/AllianceBernstein International.............................   0.90%     B               $  80.34                10
EQ/AllianceBernstein International.............................   0.95%     B               $  77.16               253
EQ/AllianceBernstein International.............................   1.10%     B               $  76.08                 5
EQ/AllianceBernstein International.............................   1.20%     B               $  75.18               436
EQ/AllianceBernstein International.............................   1.25%     B               $  46.90                20
EQ/AllianceBernstein International.............................   1.30%     B               $  56.75                19
EQ/AllianceBernstein Small Cap Growth..........................   0.50%     A               $  66.73                --
EQ/AllianceBernstein Small Cap Growth..........................   0.70%     A               $  98.47                 2
EQ/AllianceBernstein Small Cap Growth..........................   0.90%     A               $ 123.85                10
EQ/AllianceBernstein Small Cap Growth..........................   1.20%     A               $ 119.54                 7
EQ/AllianceBernstein Small Cap Growth..........................   1.34%     A               $ 117.58             1,411
EQ/AllianceBernstein Small Cap Growth..........................   1.35%     A               $ 117.44                12
EQ/AllianceBernstein Small Cap Growth..........................   1.45%     A               $  85.25                 2
EQ/AllianceBernstein Small Cap Growth..........................   0.50%     B               $  64.30                --
EQ/AllianceBernstein Small Cap Growth..........................   0.70%     B               $ 106.58                --
EQ/AllianceBernstein Small Cap Growth..........................   0.90%     B               $  88.24                 4
EQ/AllianceBernstein Small Cap Growth..........................   0.95%     B               $ 104.09               112
EQ/AllianceBernstein Small Cap Growth..........................   1.10%     B               $ 102.63                 1
EQ/AllianceBernstein Small Cap Growth..........................   1.20%     B               $  85.28               191
EQ/AllianceBernstein Small Cap Growth..........................   1.25%     B               $  54.25                 4
EQ/AllianceBernstein Small Cap Growth..........................   1.30%     B               $  65.23                 6
EQ/Ariel Appreciation II.......................................   0.50%     B               $  69.12                --
EQ/Ariel Appreciation II.......................................   0.70%     B               $  68.67                --
EQ/Ariel Appreciation II.......................................   0.90%     B               $  68.22                --
EQ/Ariel Appreciation II.......................................   0.95%     B               $  68.11                 4
EQ/Ariel Appreciation II.......................................   1.10%     B               $  67.78                --
EQ/Ariel Appreciation II.......................................   1.20%     B               $  67.55                 9
EQ/Ariel Appreciation II.......................................   1.25%     B               $  53.66                --
EQ/Ariel Appreciation II.......................................   1.30%     B               $  61.22                --
EQ/Ariel Appreciation II.......................................   1.34%     B               $  67.25                14
EQ/Ariel Appreciation II.......................................   1.35%     B               $  67.22                --
EQ/Ariel Appreciation II.......................................   1.45%     B               $  67.00                --
EQ/AXA Rosenberg Value Long/Short Equity.......................   0.50%     B               $ 107.00                --
EQ/AXA Rosenberg Value Long/Short Equity.......................   0.70%     B               $ 104.49                --
EQ/AXA Rosenberg Value Long/Short Equity.......................   0.90%     B               $ 104.76                --
EQ/AXA Rosenberg Value Long/Short Equity.......................   0.95%     B               $ 104.49                12
EQ/AXA Rosenberg Value Long/Short Equity.......................   1.10%     B               $  96.35                --
EQ/AXA Rosenberg Value Long/Short Equity.......................   1.20%     B               $ 103.11                13
EQ/AXA Rosenberg Value Long/Short Equity.......................   1.25%     B               $  93.38                --
EQ/AXA Rosenberg Value Long/Short Equity.......................   1.30%     B               $  93.96                 1
EQ/AXA Rosenberg Value Long/Short Equity.......................   1.34%     B               $ 102.34                52

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                 Contract
                                                  charges   Share Class   Unit Value   Units Outstanding (000s)
                                                 --------- ------------- ------------ -------------------------
EQ/AXA Rosenberg Value Long/Short Equity......   1.35%     B               $ 102.29                --
EQ/AXA Rosenberg Value Long/Short Equity......   1.45%     B               $ 101.75                --
EQ/BlackRock Basic Value Equity...............   0.50%     B               $  99.88                --
EQ/BlackRock Basic Value Equity...............   0.70%     B               $ 124.97                 1
EQ/BlackRock Basic Value Equity...............   0.90%     B               $ 119.54                 4
EQ/BlackRock Basic Value Equity...............   0.90%     B               $ 122.36                12
EQ/BlackRock Basic Value Equity...............   0.95%     B               $ 101.69               144
EQ/BlackRock Basic Value Equity...............   1.10%     B               $ 119.80                 3
EQ/BlackRock Basic Value Equity...............   1.20%     B               $ 117.63               237
EQ/BlackRock Basic Value Equity...............   1.20%     B               $ 118.53                 8
EQ/BlackRock Basic Value Equity...............   1.25%     B               $  57.45                17
EQ/BlackRock Basic Value Equity...............   1.30%     B               $  65.19                 6
EQ/BlackRock Basic Value Equity...............   1.34%     B               $ 151.23             1,236
EQ/BlackRock Basic Value Equity...............   1.35%     B               $ 116.66                 8
EQ/BlackRock Basic Value Equity...............   1.45%     B               $ 114.56                 2
EQ/BlackRock International Value..............   0.50%     B               $  82.67                --
EQ/BlackRock International Value..............   0.70%     B               $ 100.84                15
EQ/BlackRock International Value..............   0.90%     B               $  98.96                21
EQ/BlackRock International Value..............   0.95%     B               $  98.49               157
EQ/BlackRock International Value..............   1.10%     B               $  97.11                 3
EQ/BlackRock International Value..............   1.20%     B               $  96.19               198
EQ/BlackRock International Value..............   1.25%     B               $  55.41                 7
EQ/BlackRock International Value..............   1.30%     B               $  64.08                 7
EQ/BlackRock International Value..............   1.34%     B               $  94.92             1,585
EQ/BlackRock International Value..............   1.35%     B               $  94.83                10
EQ/BlackRock International Value..............   1.45%     B               $ 102.85                 1
EQ/Boston Advisors Equity Income..............   0.50%     B               $  90.78                --
EQ/Boston Advisors Equity Income..............   0.70%     B               $  90.01                --
EQ/Boston Advisors Equity Income..............   0.90%     B               $  89.25                 3
EQ/Boston Advisors Equity Income..............   0.95%     B               $  89.06                43
EQ/Boston Advisors Equity Income..............   1.10%     B               $  88.49                 2
EQ/Boston Advisors Equity Income..............   1.20%     B               $  88.11                68
EQ/Boston Advisors Equity Income..............   1.25%     B               $  63.29                 4
EQ/Boston Advisors Equity Income..............   1.30%     B               $  71.49                 8
EQ/Boston Advisors Equity Income..............   1.34%     B               $  87.59               358
EQ/Boston Advisors Equity Income..............   1.35%     B               $  87.55                 1
EQ/Boston Advisors Equity Income..............   1.45%     B               $  87.18                --
EQ/Calvert Socially Responsible...............   0.50%     B               $  51.72                --
EQ/Calvert Socially Responsible...............   0.70%     B               $  57.45                 1
EQ/Calvert Socially Responsible...............   0.90%     B               $  56.37                 4
EQ/Calvert Socially Responsible...............   0.95%     B               $  71.93                 5
EQ/Calvert Socially Responsible...............   1.10%     B               $  55.31                --
EQ/Calvert Socially Responsible...............   1.20%     B               $  54.79                12
EQ/Calvert Socially Responsible...............   1.25%     B               $  54.97                --
EQ/Calvert Socially Responsible...............   1.30%     B               $  60.60                --
EQ/Calvert Socially Responsible...............   1.34%     B               $  54.07               213
EQ/Calvert Socially Responsible...............   1.35%     B               $  54.01                --
EQ/Calvert Socially Responsible...............   1.45%     B               $  69.34                --
EQ/Capital Guardian Growth....................   0.50%     B               $  43.13                --
EQ/Capital Guardian Growth....................   0.70%     B               $  48.98                --
EQ/Capital Guardian Growth....................   0.90%     B               $  48.06                 3

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                             Contract
                                             charges   Share Class   Unit Value   Units Outstanding (000s)
                                            --------- ------------- ------------ -------------------------
EQ/Capital Guardian Growth...............   0.95%     B              $  47.84                 20
EQ/Capital Guardian Growth...............   1.10%     B              $  47.16                  1
EQ/Capital Guardian Growth...............   1.20%     B              $  46.72                 41
EQ/Capital Guardian Growth...............   1.25%     B              $  57.14                 --
EQ/Capital Guardian Growth...............   1.30%     B              $  62.28                  1
EQ/Capital Guardian Growth...............   1.34%     B              $  46.10                194
EQ/Capital Guardian Growth...............   1.35%     B              $  46.06                 --
EQ/Capital Guardian Growth...............   1.45%     B              $  61.34                 --
EQ/Capital Guardian Research.............   0.50%     B              $  76.16                 --
EQ/Capital Guardian Research.............   0.70%     B              $  83.50                  1
EQ/Capital Guardian Research.............   0.90%     B              $  81.94                 22
EQ/Capital Guardian Research.............   0.95%     B              $  81.55                 85
EQ/Capital Guardian Research.............   1.10%     B              $  80.40                 --
EQ/Capital Guardian Research.............   1.20%     B              $  79.64                316
EQ/Capital Guardian Research.............   1.25%     B              $  55.97                 14
EQ/Capital Guardian Research.............   1.30%     B              $  61.16                  1
EQ/Capital Guardian Research.............   1.34%     B              $  78.59              1,258
EQ/Capital Guardian Research.............   1.35%     B              $  78.52                  6
EQ/Capital Guardian Research.............   1.45%     B              $  77.77                  3
EQ/Caywood Scholl High Yield Bond........   0.50%     B              $  92.50                 --
EQ/Caywood Scholl High Yield Bond........   0.70%     B              $  91.81                 --
EQ/Caywood Scholl High Yield Bond........   0.90%     B              $  91.14                  2
EQ/Caywood Scholl High Yield Bond........   0.95%     B              $  90.97                 40
EQ/Caywood-Scholl High Yield Bond........   1.10%     B              $  90.47                  2
EQ/Caywood Scholl High Yield Bond........   1.20%     B              $  90.13                 38
EQ/Caywood Scholl High Yield Bond........   1.25%     B              $  79.93                  1
EQ/Caywood Scholl High Yield Bond........   1.30%     B              $  82.88                  1
EQ/Caywood Scholl High Yield Bond........   1.34%     B              $  89.66                163
EQ/Caywood Scholl High Yield Bond........   1.35%     B              $  89.63                 --
EQ/Caywood Scholl High Yield Bond........   1.45%     B              $  89.30                 --
EQ/Davis New York Venture................   0.50%     B              $  58.95                 --
EQ/Davis New York Venture................   0.70%     B              $  58.75                 --
EQ/Davis New York Venture................   0.90%     B              $  58.56                  3
EQ/Davis New York Venture................   0.90%     B              $  67.28                  1
EQ/Davis New York Venture................   0.95%     B              $  58.51                 26
EQ/Davis New York Venture................   1.10%     B              $  63.74                  3
EQ/Davis New York Venture................   1.20%     B              $  58.27                 19
EQ/Davis New York Venture................   1.25%     B              $  57.59                  3
EQ/Davis New York Venture................   1.30%     B              $  58.25                  2
EQ/Davis New York Venture................   1.34%     B              $  58.14                123
EQ/Davis New York Venture................   1.34%     B              $  66.59                  4
EQ/Davis New York Venture................   1.35%     B              $  66.57                  3
EQ/Davis New York Venture................   1.45%     B              $  58.03                 --
EQ/Equity 500 Index......................   0.50%     A              $  67.56                 --
EQ/Equity 500 Index......................   0.70%     A              $ 103.38                  8
EQ/Equity 500 Index......................   0.90%     A              $ 146.69                 27
EQ/Equity 500 Index......................   1.20%     A              $ 121.23                 35
EQ/Equity 500 Index......................   1.34%     A              $ 199.82              2,594
EQ/Equity 500 Index......................   1.35%     A              $ 199.52                 34
EQ/Equity 500 Index......................   1.45%     A              $  75.54                  9
EQ/Equity 500 Index......................   0.50%     B              $  67.29                 --
EQ/Equity 500 Index......................   0.70%     B              $  68.30                 14

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                          Contract
                                           charges   Share Class   Unit Value   Units Outstanding (000s)
                                          --------- ------------- ------------ -------------------------
EQ/Equity 500 Index....................   0.90%     B              $  79.31                11
EQ/Equity 500 Index....................   0.95%     B              $  66.71               198
EQ/Equity 500 Index....................   1.10%     B              $  65.78                 4
EQ/Equity 500 Index....................   1.20%     B              $  75.56               588
EQ/Equity 500 Index....................   1.25%     B              $  58.82                27
EQ/Equity 500 Index....................   1.30%     B              $  66.04                10
EQ/Evergreen International Bond........   0.50%     B              $ 115.84                --
EQ/Evergreen International Bond........   0.70%     B              $ 115.09                 2
EQ/Evergreen International Bond........   0.90%     B              $ 114.34                 5
EQ/Evergreen International Bond........   0.95%     B              $ 114.15                74
EQ/Evergreen International Bond........   1.10%     B              $ 113.59                 5
EQ/Evergreen International Bond........   1.20%     B              $ 113.22                73
EQ/Evergreen International Bond........   1.25%     B              $ 113.71                 7
EQ/Evergreen International Bond........   1.30%     B              $ 115.42                 3
EQ/Evergreen International Bond........   1.34%     B              $ 112.70               314
EQ/Evergreen International Bond........   1.35%     B              $ 112.67                --
EQ/Evergreen International Bond........   1.45%     B              $ 112.30                --
EQ/Evergreen Omega.....................   0.50%     B              $  72.15                --
EQ/Evergreen Omega.....................   0.70%     B              $  73.26                 1
EQ/Evergreen Omega.....................   0.90%     B              $  71.89                 2
EQ/Evergreen Omega.....................   0.95%     B              $  71.55                30
EQ/Evergreen Omega.....................   1.10%     B              $  70.54                 1
EQ/Evergreen Omega.....................   1.20%     B              $  69.88                47
EQ/Evergreen Omega.....................   1.25%     B              $  71.00                 2
EQ/Evergreen Omega.....................   1.30%     B              $  81.38                 1
EQ/Evergreen Omega.....................   1.34%     B              $  68.96               221
EQ/Evergreen Omega.....................   1.35%     B              $  68.89                --
EQ/Evergreen Omega.....................   1.45%     B              $  68.24                --
EQ/Franklin Income.....................   0.50%     B              $  72.05                --
EQ/Franklin Income.....................   0.70%     B              $  71.71                 4
EQ/Franklin Income.....................   0.90%     B              $  71.38                 6
EQ/Franklin Income.....................   0.95%     B              $  71.30                76
EQ/Franklin Income.....................   1.10%     B              $  71.05                 4
EQ/Franklin Income.....................   1.20%     B              $  70.88               134
EQ/Franklin Income.....................   1.25%     B              $  65.19                 4
EQ/Franklin Income.....................   1.30%     B              $  69.63                17
EQ/Franklin Income.....................   1.34%     B              $  70.65               600
EQ/Franklin Income.....................   1.35%     B              $  70.63                --
EQ/Franklin Income.....................   1.45%     B              $  70.47                --
EQ/Franklin Small Cap Value............   0.50%     B              $  65.36                --
EQ/Franklin Small Cap Value............   0.70%     B              $  65.06                --
EQ/Franklin Small Cap Value............   0.90%     B              $  64.76                 1
EQ/Franklin Small Cap Value............   0.95%     B              $  64.68                 6
EQ/Franklin Small Cap Value............   1.10%     B              $  64.45                 1
EQ/Franklin Small Cap Value............   1.20%     B              $  64.30                15
EQ/Franklin Small Cap Value............   1.25%     B              $  53.77                 1
EQ/Franklin Small Cap Value............   1.30%     B              $  61.21                 1
EQ/Franklin Small Cap Value............   1.34%     B              $  64.09                93
EQ/Franklin Small Cap Value............   1.35%     B              $  64.08                --
EQ/Franklin Small Cap Value............   1.45%     B              $  63.93                --

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                 Contract
                                                  charges   Share Class   Unit Value   Units Outstanding (000s)
                                                 --------- ------------- ------------ -------------------------
EQ/Franklin Templeton Founding Strategy.......   0.50%     B              $  60.08                --
EQ/Franklin Templeton Founding Strategy.......   0.70%     B              $  59.88                 1
EQ/Franklin Templeton Founding Strategy.......   0.90%     B              $  59.69                 3
EQ/Franklin Templeton Founding Strategy.......   0.95%     B              $  59.64                53
EQ/Franklin Templeton Founding Strategy.......   1.10%     B              $  66.88                 7
EQ/Franklin Templeton Founding Strategy.......   1.20%     B              $  59.39                87
EQ/Franklin Templeton Founding Strategy.......   1.25%     B              $  58.82                 3
EQ/Franklin Templeton Founding Strategy.......   1.30%     B              $  59.37                17
EQ/Franklin Templeton Founding Strategy.......   1.34%     B              $  59.25               330
EQ/Franklin Templeton Founding Strategy.......   1.45%     B              $  59.15                --
EQ/GAMCO Mergers and Acquisitions.............   0.50%     B              $ 104.07                --
EQ/GAMCO Mergers and Acquisitions.............   0.70%     B              $ 103.30                 1
EQ/GAMCO Mergers and Acquisitions.............   0.90%     B              $ 102.54                --
EQ/GAMCO Mergers and Acquisitions.............   0.95%     B              $ 102.35                21
EQ/GAMCO Mergers and Acquisitions.............   1.10%     B              $ 101.78                 1
EQ/GAMCO Mergers and Acquisitions.............   1.20%     B              $ 101.40                18
EQ/GAMCO Mergers and Acquisitions.............   1.25%     B              $  81.37                 1
EQ/GAMCO Mergers and Acquisitions.............   1.30%     B              $  88.81                 1
EQ/GAMCO Mergers and Acquisitions.............   1.34%     B              $ 100.84                 1
EQ/GAMCO Mergers and Acquisitions.............   1.34%     B              $ 100.88                71
EQ/GAMCO Mergers and Acquisitions.............   1.35%     B              $ 100.84                --
EQ/GAMCO Mergers and Acquisitions.............   1.45%     B              $ 100.47                --
EQ/GAMCO Small Company Value..................   0.50%     B              $ 104.46                 1
EQ/GAMCO Small Company Value..................   0.70%     B              $ 103.58                 2
EQ/GAMCO Small Company Value..................   0.90%     B              $ 102.70                 8
EQ/GAMCO Small Company Value..................   0.95%     B              $ 102.48                83
EQ/GAMCO Small Company Value..................   1.10%     B              $ 101.83                 5
EQ/GAMCO Small Company Value..................   1.20%     B              $ 101.39               143
EQ/GAMCO Small Company Value..................   1.25%     B              $  64.72                13
EQ/GAMCO Small Company Value..................   1.30%     B              $  76.69                13
EQ/GAMCO Small Company Value..................   1.34%     B              $ 100.79               842
EQ/GAMCO Small Company Value..................   1.35%     B              $ 100.75                 2
EQ/GAMCO Small Company Value..................   1.45%     B              $ 100.32                 1
EQ/International Core PLUS....................   0.50%     B              $  80.00                 1
EQ/International Core PLUS....................   0.70%     B              $  88.62                --
EQ/International Core PLUS....................   0.90%     B              $  86.97                 6
EQ/International Core PLUS....................   0.95%     B              $ 106.34                54
EQ/International Core PLUS....................   1.10%     B              $  85.34                 3
EQ/International Core PLUS....................   1.20%     B              $  84.53               128
EQ/International Core PLUS....................   1.25%     B              $  55.55                11
EQ/International Core PLUS....................   1.30%     B              $  64.46                 2
EQ/International Core PLUS....................   1.34%     B              $  83.42               683
EQ/International Core PLUS....................   1.35%     B              $  83.34                 1
EQ/International Core PLUS....................   1.45%     B              $ 102.60                --
EQ/International Growth.......................   0.50%     B              $  99.33                --
EQ/International Growth.......................   0.70%     B              $  98.60                --
EQ/International Growth.......................   0.90%     B              $  97.87                 3
EQ/International Growth.......................   0.95%     B              $  97.69                25
EQ/International Growth.......................   1.10%     B              $  97.15                 1
EQ/International Growth.......................   1.20%     B              $  96.79                40
EQ/International Growth.......................   1.25%     B              $  59.90                 4

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                          Contract
                                           charges   Share Class   Unit Value   Units Outstanding (000s)
                                          --------- ------------- ------------ -------------------------
EQ/International Growth................   1.30%     B              $  71.55                  1
EQ/International Growth................   1.34%     B              $  96.25                  7
EQ/International Growth................   1.34%     B              $  96.29                188
EQ/International Growth................   1.35%     B              $  96.25                 --
EQ/International Growth................   1.45%     B              $  95.89                 --
EQ/JPMorgan Core Bond..................   0.50%     B              $ 112.63                 --
EQ/JPMorgan Core Bond..................   0.70%     B              $ 111.04                  4
EQ/JPMorgan Core Bond..................   0.90%     B              $ 109.47                  7
EQ/JPMorgan Core Bond..................   0.95%     B              $ 109.08                184
EQ/JPMorgan Core Bond..................   1.10%     B              $ 107.92                  1
EQ/JPMorgan Core Bond..................   1.20%     B              $ 107.14                122
EQ/JPMorgan Core Bond..................   1.25%     B              $  91.88                  2
EQ/JPMorgan Core Bond..................   1.30%     B              $  92.08                  5
EQ/JPMorgan Core Bond..................   1.34%     B              $ 106.08                667
EQ/JPMorgan Core Bond..................   1.35%     B              $ 106.00                 --
EQ/JPMorgan Core Bond..................   1.45%     B              $ 105.24                  1
EQ/JPMorgan Value Opportunities........   0.50%     B              $  79.29                 --
EQ/JPMorgan Value Opportunities........   0.70%     B              $  78.99                 --
EQ/JPMorgan Value Opportunities........   0.90%     B              $  76.49                 --
EQ/JPMorgan Value Opportunities........   0.90%     B              $  77.34                  5
EQ/JPMorgan Value Opportunities........   0.95%     B              $  71.51                 17
EQ/JPMorgan Value Opportunities........   1.10%     B              $  75.72                 --
EQ/JPMorgan Value Opportunities........   1.20%     B              $  74.13                 31
EQ/JPMorgan Value Opportunities........   1.20%     B              $  74.92                  4
EQ/JPMorgan Value Opportunities........   1.25%     B              $  53.58                 --
EQ/JPMorgan Value Opportunities........   1.30%     B              $  60.39                  1
EQ/JPMorgan Value Opportunities........   1.34%     B              $  93.14                314
EQ/JPMorgan Value Opportunities........   1.35%     B              $  73.74                  7
EQ/JPMorgan Value Opportunities........   1.45%     B              $  72.19                  1
EQ/Large Cap Core PLUS.................   0.50%     B              $  66.51                 --
EQ/Large Cap Core PLUS.................   0.70%     B              $  69.35                 --
EQ/Large Cap Core PLUS.................   0.90%     B              $  68.05                  1
EQ/Large Cap Core PLUS.................   0.95%     B              $  67.73                 11
EQ/Large Cap Core PLUS.................   1.10%     B              $  66.78                 --
EQ/Large Cap Core PLUS.................   1.20%     B              $  66.14                 26
EQ/Large Cap Core PLUS.................   1.25%     B              $  59.29                  1
EQ/Large Cap Core PLUS.................   1.30%     B              $  64.90                 --
EQ/Large Cap Core PLUS.................   1.34%     B              $  65.27                111
EQ/Large Cap Core PLUS.................   1.35%     B              $  65.21                 --
EQ/Large Cap Core PLUS.................   1.45%     B              $  64.59                 --
EQ/Large Cap Growth Index..............   0.50%     B              $  47.58                  1
EQ/Large Cap Growth Index..............   0.70%     B              $  51.86                 --
EQ/Large Cap Growth Index..............   0.90%     B              $  50.89                  9
EQ/Large Cap Growth Index..............   0.95%     B              $  50.65                128
EQ/Large Cap Growth Index..............   1.10%     B              $  49.94                  1
EQ/Large Cap Growth Index..............   1.20%     B              $  49.46                194
EQ/Large Cap Growth Index..............   1.25%     B              $  65.52                  1
EQ/Large Cap Growth Index..............   1.30%     B              $  72.95                  1
EQ/Large Cap Growth Index..............   1.34%     B              $  48.81              1,401
EQ/Large Cap Growth Index..............   1.35%     B              $  48.77                  4
EQ/Large Cap Growth Index..............   1.45%     B              $  48.30                  1

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                   Contract
                                    charges   Share Class   Unit Value   Units Outstanding (000s)
                                   --------- ------------- ------------ -------------------------
EQ/Large Cap Growth PLUS........   0.50%     B              $  42.68                 --
EQ/Large Cap Growth PLUS........   0.70%     B              $  75.16                  2
EQ/Large Cap Growth PLUS........   0.90%     B              $  65.89                  3
EQ/Large Cap Growth PLUS........   0.90%     B              $  73.59                 24
EQ/Large Cap Growth PLUS........   0.95%     B              $  62.17                 93
EQ/Large Cap Growth PLUS........   1.10%     B              $  72.05                 --
EQ/Large Cap Growth PLUS........   1.20%     B              $  68.46                153
EQ/Large Cap Growth PLUS........   1.20%     B              $  71.29                  3
EQ/Large Cap Growth PLUS........   1.25%     B              $  62.87                  1
EQ/Large Cap Growth PLUS........   1.30%     B              $  72.44                  2
EQ/Large Cap Growth PLUS........   1.34%     B              $ 104.99              1,531
EQ/Large Cap Growth PLUS........   1.35%     B              $  70.16                 21
EQ/Large Cap Growth PLUS........   1.45%     B              $  66.67                  7
EQ/Large Cap Value Index........   0.50%     B              $  45.70                 --
EQ/Large Cap Value Index........   0.70%     B              $  45.40                 --
EQ/Large Cap Value Index........   0.90%     B              $  45.11                  1
EQ/Large Cap Value Index........   0.95%     B              $  45.03                 19
EQ/Large Cap Value Index........   1.10%     B              $  44.81                  1
EQ/Large Cap Value Index........   1.20%     B              $  44.66                 27
EQ/Large Cap Value Index........   1.25%     B              $  37.59                  1
EQ/Large Cap Value Index........   1.30%     B              $  41.30                  1
EQ/Large Cap Value Index........   1.34%     B              $  44.46                147
EQ/Large Cap Value Index........   1.35%     B              $  44.44                  1
EQ/Large Cap Value Index........   1.45%     B              $  44.30                 --
EQ/Large Cap Value PLUS.........   0.50%     A              $  88.09                 --
EQ/Large Cap Value PLUS.........   0.70%     A              $  80.21                  4
EQ/Large Cap Value PLUS.........   0.90%     A              $  78.71                 61
EQ/Large Cap Value PLUS.........   1.20%     A              $  76.51                 64
EQ/Large Cap Value PLUS.........   1.34%     A              $  75.50              8,082
EQ/Large Cap Value PLUS.........   1.35%     A              $  75.43                 69
EQ/Large Cap Value PLUS.........   1.45%     A              $  79.92                  8
EQ/Large Cap Value PLUS.........   0.50%     B              $  87.50                  1
EQ/Large Cap Value PLUS.........   0.70%     B              $  79.67                 14
EQ/Large Cap Value PLUS.........   0.90%     B              $  78.18                 15
EQ/Large Cap Value PLUS.........   0.95%     B              $  82.53                392
EQ/Large Cap Value PLUS.........   1.10%     B              $  76.72                  2
EQ/Large Cap Value PLUS.........   1.20%     B              $  75.99                917
EQ/Large Cap Value PLUS.........   1.25%     B              $  49.72                 10
EQ/Large Cap Value PLUS.........   1.30%     B              $  54.87                 17
EQ/Long Term Bond...............   0.50%     B              $ 113.74                 --
EQ/Long Term Bond...............   0.70%     B              $ 112.90                 --
EQ/Long Term Bond...............   0.90%     B              $ 112.07                  2
EQ/Long Term Bond...............   0.95%     B              $ 111.87                 31
EQ/Long Term Bond...............   1.10%     B              $ 111.25                  1
EQ/Long Term Bond...............   1.20%     B              $ 110.83                 38
EQ/Long Term Bond...............   1.25%     B              $ 113.53                  2
EQ/Long Term Bond...............   1.30%     B              $ 110.32                  1
EQ/Long Term Bond...............   1.34%     B              $ 110.26                161
EQ/Long Term Bond...............   1.35%     B              $ 110.22                 --
EQ/Long Term Bond...............   1.45%     B              $ 109.81                 --

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                           Contract
                                            charges   Share Class   Unit Value   Units Outstanding (000s)
                                           --------- ------------- ------------ -------------------------
EQ/Lord Abbett Growth and Income........   0.50%     B              $  80.78                 --
EQ/Lord Abbett Growth and Income........   0.70%     B              $  80.18                 --
EQ/Lord Abbett Growth and Income........   0.90%     B              $  79.59                  5
EQ/Lord Abbett Growth and Income........   0.95%     B              $  79.45                 11
EQ/Lord Abbett Growth and Income........   1.10%     B              $  79.01                 --
EQ/Lord Abbett Growth and Income........   1.20%     B              $  78.71                 12
EQ/Lord Abbett Growth and Income........   1.25%     B              $  60.51                 --
EQ/Lord Abbett Growth and Income........   1.30%     B              $  65.89                  1
EQ/Lord Abbett Growth and Income........   1.34%     B              $  78.30                106
EQ/Lord Abbett Growth and Income........   1.35%     B              $  78.28                 --
EQ/Lord Abbett Growth and Income........   1.45%     B              $  77.98                 --
EQ/Lord Abbett Large Cap Core...........   0.50%     B              $  90.08                 --
EQ/Lord Abbett Large Cap Core...........   0.70%     B              $  89.41                 --
EQ/Lord Abbett Large Cap Core...........   0.90%     B              $  88.75                  2
EQ/Lord Abbett Large Cap Core...........   0.95%     B              $  88.59                 11
EQ/Lord Abbett Large Cap Core...........   1.10%     B              $  88.10                  1
EQ/Lord Abbett Large Cap Core...........   1.20%     B              $  87.77                 13
EQ/Lord Abbett Large Cap Core...........   1.25%     B              $  69.03                  1
EQ/Lord Abbett Large Cap Core...........   1.30%     B              $  76.39                 --
EQ/Lord Abbett Large Cap Core...........   1.34%     B              $  87.32                 76
EQ/Lord Abbett Large Cap Core...........   1.34%     B              $  87.77                 --
EQ/Lord Abbett Large Cap Core...........   1.35%     B              $  87.29                 --
EQ/Lord Abbett Large Cap Core...........   1.45%     B              $  86.96                 --
EQ/Lord Abbett Mid Cap Value............   0.50%     B              $  76.23                 --
EQ/Lord Abbett Mid Cap Value............   0.70%     B              $  75.67                 --
EQ/Lord Abbett Mid Cap Value............   0.90%     B              $  75.11                  7
EQ/Lord Abbett Mid Cap Value............   0.95%     B              $  74.97                 28
EQ/Lord Abbett Mid Cap Value............   1.10%     B              $  74.56                  1
EQ/Lord Abbett Mid Cap Value............   1.20%     B              $  74.28                 37
EQ/Lord Abbett Mid Cap Value............   1.25%     B              $  53.43                  1
EQ/Lord Abbett Mid Cap Value............   1.30%     B              $  62.11                  2
EQ/Lord Abbett Mid Cap Value............   1.34%     B              $  73.89                193
EQ/Lord Abbett Mid Cap Value............   1.34%     B              $  74.28                 --
EQ/Lord Abbett Mid Cap Value............   1.35%     B              $  73.87                 --
EQ/Lord Abbett Mid Cap Value............   1.45%     B              $  73.59                 --
EQ/Marsico Focus........................   0.50%     B              $ 108.22                  1
EQ/Marsico Focus........................   0.70%     B              $ 106.65                  5
EQ/Marsico Focus........................   0.90%     B              $ 105.11                 29
EQ/Marsico Focus........................   0.95%     B              $ 104.73                232
EQ/Marsico Focus........................   1.10%     B              $ 103.58                  9
EQ/Marsico Focus........................   1.20%     B              $ 102.82                333
EQ/Marsico Focus........................   1.25%     B              $  63.72                 20
EQ/Marsico Focus........................   1.30%     B              $  69.70                 13
EQ/Marsico Focus........................   1.34%     B              $ 101.77              2,024
EQ/Marsico Focus........................   1.35%     B              $ 101.70                  3
EQ/Marsico Focus........................   1.45%     B              $ 100.95                  1
EQ/Mid Cap Index........................   0.50%     B              $  75.38                 --
EQ/Mid Cap Index........................   0.70%     B              $  72.41                 12
EQ/Mid Cap Index........................   0.90%     B              $  71.21                 25
EQ/Mid Cap Index........................   0.95%     B              $  70.91                182
EQ/Mid Cap Index........................   1.10%     B              $  70.02                  4

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                      Contract
                                       charges   Share Class   Unit Value   Units Outstanding (000s)
                                      --------- ------------- ------------ -------------------------
EQ/Mid Cap Index...................   1.20%     B              $  69.43                504
EQ/Mid Cap Index...................   1.25%     B              $  47.70                 28
EQ/Mid Cap Index...................   1.30%     B              $  55.87                  7
EQ/Mid Cap Index...................   1.34%     B              $  68.62              2,031
EQ/Mid Cap Index...................   1.35%     B              $  68.56                  2
EQ/Mid Cap Index...................   1.45%     B              $  67.98                  1
EQ/Mid Cap Value PLUS..............   0.50%     B              $ 108.09                 --
EQ/Mid Cap Value PLUS..............   0.70%     B              $  86.25                  1
EQ/Mid Cap Value PLUS..............   0.90%     B              $  84.45                 14
EQ/Mid Cap Value PLUS..............   0.90%     B              $ 104.51                  4
EQ/Mid Cap Value PLUS..............   0.95%     B              $ 106.19                126
EQ/Mid Cap Value PLUS..............   1.10%     B              $  82.68                  1
EQ/Mid Cap Value PLUS..............   1.20%     B              $  81.55                268
EQ/Mid Cap Value PLUS..............   1.20%     B              $  81.81                 17
EQ/Mid Cap Value PLUS..............   1.25%     B              $  52.34                  3
EQ/Mid Cap Value PLUS..............   1.30%     B              $  60.06                  4
EQ/Mid Cap Value PLUS..............   1.34%     B              $ 101.70              2,009
EQ/Mid Cap Value PLUS..............   1.35%     B              $  80.51                 14
EQ/Mid Cap Value PLUS..............   1.45%     B              $  79.42                  2
EQ/Money Market....................   0.50%     A              $ 107.20                 --
EQ/Money Market....................   0.70%     A              $ 136.21                 12
EQ/Money Market....................   0.74%     A              $  48.02                 58
EQ/Money Market....................   0.90%     A              $ 142.90                 27
EQ/Money Market....................   1.20%     A              $ 133.68                  2
EQ/Money Market....................   1.35%     A              $ 145.47                229
EQ/Money Market....................   1.35%     A              $ 146.16                 55
EQ/Money Market....................   1.45%     A              $ 121.83                 --
EQ/Money Market....................   1.49%     A              $  36.99              2,421
EQ/Money Market....................   0.50%     B              $ 118.64                 --
EQ/Money Market....................   0.70%     B              $ 123.13                  1
EQ/Money Market....................   0.90%     B              $ 113.93                  1
EQ/Money Market....................   0.90%     B              $ 125.93                  1
EQ/Money Market....................   0.95%     B              $ 120.26                292
EQ/Money Market....................   1.10%     B              $ 118.57                 21
EQ/Money Market....................   1.20%     B              $ 121.87                101
EQ/Money Market....................   1.25%     B              $ 102.39                 39
EQ/Money Market....................   1.30%     B              $ 104.80                 10
EQ/Montag & Caldwell Growth........   0.50%     B              $  94.81                 --
EQ/Montag & Caldwell Growth........   0.70%     B              $  94.01                 --
EQ/Montag & Caldwell Growth........   0.90%     B              $  93.21                  1
EQ/Montag & Caldwell Growth........   0.95%     B              $  93.01                 21
EQ/Montag & Caldwell Growth........   1.10%     B              $  92.42                  2
EQ/Montag & Caldwell Growth........   1.20%     B              $  92.02                 33
EQ/Montag & Caldwell Growth........   1.25%     B              $  72.85                  2
EQ/Montag & Caldwell Growth........   1.30%     B              $  80.43                  2
EQ/Montag & Caldwell Growth........   1.34%     B              $  91.48                155
EQ/Montag & Caldwell Growth........   1.35%     B              $  91.44                 --
EQ/Montag & Caldwell Growth........   1.45%     B              $  91.05                 --
EQ/Mutual Shares...................   0.50%     B              $  66.89                 --
EQ/Mutual Shares...................   0.70%     B              $  66.58                  1
EQ/Mutual Shares...................   0.90%     B              $  66.27                  1
EQ/Mutual Shares...................   0.95%     B              $  66.20                 22

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                 Contract
                                                  charges   Share Class   Unit Value   Units Outstanding (000s)
                                                 --------- ------------- ------------ -------------------------
EQ/Mutual Shares..............................   1.10%     B              $  65.96                 1
EQ/Mutual Shares..............................   1.20%     B              $  65.81                71
EQ/Mutual Shares..............................   1.25%     B              $  56.41                 2
EQ/Mutual Shares..............................   1.30%     B              $  63.55                12
EQ/Mutual Shares..............................   1.34%     B              $  65.59               241
EQ/Mutual Shares..............................   1.35%     B              $  65.58                --
EQ/Mutual Shares..............................   1.45%     B              $  65.42                --
EQ/Oppenheimer Global.........................   0.50%     B              $  68.98                --
EQ/Oppenheimer Global.........................   0.70%     B              $  68.66                --
EQ/Oppenheimer Global.........................   0.90%     B              $  68.34                 1
EQ/Oppenheimer Global.........................   0.95%     B              $  68.26                13
EQ/Oppenheimer Global.........................   1.10%     B              $  68.02                 1
EQ/Oppenheimer Global.........................   1.20%     B              $  67.86                29
EQ/Oppenheimer Global.........................   1.25%     B              $  55.87                 1
EQ/Oppenheimer Global.........................   1.30%     B              $  64.16                 1
EQ/Oppenheimer Global.........................   1.34%     B              $  67.64               114
EQ/Oppenheimer Global.........................   1.35%     B              $  67.62                --
EQ/Oppenheimer Global.........................   1.45%     B              $  67.46                --
EQ/Oppenheimer Main Street Opportunity........   0.50%     B              $  58.26                --
EQ/Oppenheimer Main Street Opportunity........   0.70%     B              $  58.07                --
EQ/Oppenheimer Main Street Opportunity........   0.90%     B              $  57.88                --
EQ/Oppenheimer Main Street Opportunity........   0.90%     B              $  68.02                 1
EQ/Oppenheimer Main Street Opportunity........   0.95%     B              $  57.83                 1
EQ/Oppenheimer Main Street Opportunity........   1.10%     B              $  65.60                --
EQ/Oppenheimer Main Street Opportunity........   1.20%     B              $  57.60                 6
EQ/Oppenheimer Main Street Opportunity........   1.25%     B              $  57.01                 1
EQ/Oppenheimer Main Street Opportunity........   1.30%     B              $  57.57                --
EQ/Oppenheimer Main Street Opportunity........   1.34%     B              $  57.46                17
EQ/Oppenheimer Main Street Opportunity........   1.34%     B              $  67.32                --
EQ/Oppenheimer Main Street Opportunity........   1.35%     B              $  67.30                --
EQ/Oppenheimer Main Street Opportunity........   1.45%     B              $  57.36                --
EQ/Oppenheimer Main Street Small Cap..........   0.50%     B              $  66.83                --
EQ/Oppenheimer Main Street Small Cap..........   0.70%     B              $  66.51                --
EQ/Oppenheimer Main Street Small Cap..........   0.90%     B              $  66.20                 3
EQ/Oppenheimer Main Street Small Cap..........   0.95%     B              $  66.13                 8
EQ/Oppenheimer Main Street Small Cap..........   1.10%     B              $  65.89                 1
EQ/Oppenheimer Main Street Small Cap..........   1.20%     B              $  65.74                17
EQ/Oppenheimer Main Street Small Cap..........   1.25%     B              $  53.30                 1
EQ/Oppenheimer Main Street Small Cap..........   1.30%     B              $  60.70                 1
EQ/Oppenheimer Main Street Small Cap..........   1.34%     B              $  65.52                79
EQ/Oppenheimer Main Street Small Cap..........   1.35%     B              $  65.51                --
EQ/Oppenheimer Main Street Small Cap..........   1.45%     B              $  65.36                --
EQ/PIMCO Real Return..........................   0.50%     B              $ 105.68                --
EQ/PIMCO Real Return..........................   0.70%     B              $ 104.91                 1
EQ/PIMCO Real Return..........................   0.90%     B              $ 104.14                15
EQ/PIMCO Real Return..........................   0.95%     B              $ 103.94               157
EQ/PIMCO Real Return..........................   1.10%     B              $ 103.37                11
EQ/PIMCO Real Return..........................   1.20%     B              $ 102.98               145
EQ/PIMCO Real Return..........................   1.25%     B              $ 104.12                22
EQ/PIMCO Real Return..........................   1.30%     B              $ 103.63                 5

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                        Contract
                                         charges   Share Class   Unit Value   Units Outstanding (000s)
                                        --------- ------------- ------------ -------------------------
EQ/PIMCO Real Return.................   1.34%     B               $ 102.45              619
EQ/PIMCO Real Return.................   1.35%     B               $ 102.41               --
EQ/PIMCO Real Return.................   1.45%     B               $ 102.03               --
EQ/Quality Bond PLUS.................   0.50%     A               $  97.98               --
EQ/Quality Bond PLUS.................   0.70%     A               $ 147.55                1
EQ/Quality Bond PLUS.................   0.90%     A               $ 163.80                4
EQ/Quality Bond PLUS.................   1.20%     A               $ 146.86                1
EQ/Quality Bond PLUS.................   1.34%     A               $ 163.75              587
EQ/Quality Bond PLUS.................   1.35%     A               $ 172.58               10
EQ/Quality Bond PLUS.................   1.45%     A               $ 129.00               --
EQ/Quality Bond PLUS.................   0.50%     B               $ 129.84               --
EQ/Quality Bond PLUS.................   0.70%     B               $ 134.15               --
EQ/Quality Bond PLUS.................   0.90%     B               $ 133.03                4
EQ/Quality Bond PLUS.................   0.95%     B               $ 131.03               91
EQ/Quality Bond PLUS.................   1.10%     B               $ 129.19                1
EQ/Quality Bond PLUS.................   1.20%     B               $ 129.11               94
EQ/Quality Bond PLUS.................   1.25%     B               $  95.55                3
EQ/Quality Bond PLUS.................   1.30%     B               $  95.78                2
EQ/Short Duration Bond...............   0.50%     B               $ 106.07               --
EQ/Short Duration Bond...............   0.70%     B               $ 105.29               --
EQ/Short Duration Bond...............   0.90%     B               $ 104.52                1
EQ/Short Duration Bond...............   0.95%     B               $ 104.32               24
EQ/Short Duration Bond...............   1.10%     B               $ 103.75               --
EQ/Short Duration Bond...............   1.20%     B               $ 103.36               20
EQ/Short Duration Bond...............   1.25%     B               $  99.68                1
EQ/Short Duration Bond...............   1.30%     B               $ 101.05               --
EQ/Short Duration Bond...............   1.34%     B               $ 102.83               75
EQ/Short Duration Bond...............   1.35%     B               $ 102.79               --
EQ/Short Duration Bond...............   1.45%     B               $ 102.41               --
EQ/Small Company Index...............   0.50%     B               $ 108.75               --
EQ/Small Company Index...............   0.70%     B               $ 107.21               10
EQ/Small Company Index...............   0.90%     B               $ 105.69                8
EQ/Small Company Index...............   0.95%     B               $ 105.32               48
EQ/Small Company Index...............   1.10%     B               $ 104.19                2
EQ/Small Company Index...............   1.20%     B               $ 103.45              185
EQ/Small Company Index...............   1.25%     B               $  58.80               13
EQ/Small Company Index...............   1.30%     B               $  64.84                3
EQ/Small Company Index...............   1.34%     B               $ 102.42              808
EQ/Small Company Index...............   1.35%     B               $ 102.34                2
EQ/Small Company Index...............   1.45%     B               $ 101.61               --
EQ/T. Rowe Price Growth Stock........   0.50%     B               $  67.56               --
EQ/T. Rowe Price Growth Stock........   0.70%     B               $  66.99                7
EQ/T. Rowe Price Growth Stock........   0.90%     B               $  66.42                4
EQ/T. Rowe Price Growth Stock........   0.95%     B               $  66.28               53
EQ/T. Rowe Price Growth Stock........   1.10%     B               $  65.85                1
EQ/T. Rowe Price Growth Stock........   1.20%     B               $  65.57              155
EQ/T. Rowe Price Growth Stock........   1.25%     B               $  55.74                9
EQ/T. Rowe Price Growth Stock........   1.30%     B               $  60.40                2
EQ/T. Rowe Price Growth Stock........   1.34%     B               $  65.18              571
EQ/T. Rowe Price Growth Stock........   1.35%     B               $  65.15                2
EQ/T. Rowe Price Growth Stock........   1.45%     B               $  64.87               --

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                               Contract
                                                charges   Share Class   Unit Value   Units Outstanding (000s)
                                               --------- ------------- ------------ -------------------------
EQ/Templeton Growth.........................   0.50%     B              $  64.51                 --
EQ/Templeton Growth.........................   0.70%     B              $  64.21                  1
EQ/Templeton Growth.........................   0.90%     B              $  63.91                  1
EQ/Templeton Growth.........................   0.95%     B              $  63.84                 23
EQ/Templeton Growth.........................   1.10%     B              $  63.62                  1
EQ/Templeton Growth.........................   1.20%     B              $  63.47                 43
EQ/Templeton Growth.........................   1.25%     B              $  54.70                  1
EQ/Templeton Growth.........................   1.30%     B              $  61.34                 11
EQ/Templeton Growth.........................   1.34%     B              $  63.26                210
EQ/Templeton Growth.........................   1.35%     B              $  63.24                 --
EQ/Templeton Growth.........................   1.45%     B              $  63.10                 --
EQ/UBS Growth and Income....................   0.50%     B              $  80.98                 --
EQ/UBS Growth and Income....................   0.70%     B              $  80.29                 --
EQ/UBS Growth and Income....................   0.90%     B              $  79.61                  1
EQ/UBS Growth and Income....................   0.95%     B              $  79.44                 11
EQ/UBS Growth and Income....................   1.10%     B              $  78.93                  1
EQ/UBS Growth and Income....................   1.20%     B              $  78.60                 64
EQ/UBS Growth and Income....................   1.25%     B              $  54.86                  6
EQ/UBS Growth and Income....................   1.30%     B              $  60.82                  1
EQ/UBS Growth and Income....................   1.34%     B              $  78.13                111
EQ/UBS Growth and Income....................   1.35%     B              $  78.09                 --
EQ/UBS Growth and Income....................   1.45%     B              $  77.76                 --
EQ/Van Kampen Comstock......................   0.50%     B              $  73.61                 --
EQ/Van Kampen Comstock......................   0.70%     B              $  73.07                 --
EQ/Van Kampen Comstock......................   0.90%     B              $  72.53                  1
EQ/Van Kampen Comstock......................   0.95%     B              $  72.40                 19
EQ/Van Kampen Comstock......................   1.10%     B              $  72.00                  1
EQ/Van Kampen Comstock......................   1.20%     B              $  71.73                 24
EQ/Van Kampen Comstock......................   1.25%     B              $  56.35                 --
EQ/Van Kampen Comstock......................   1.30%     B              $  61.65                  1
EQ/Van Kampen Comstock......................   1.34%     B              $  71.36                151
EQ/Van Kampen Comstock......................   1.35%     B              $  71.33                 --
EQ/Van Kampen Comstock......................   1.45%     B              $  71.07                 --
EQ/Van Kampen Emerging Markets Equity.......   0.50%     B              $ 145.67                 --
EQ/Van Kampen Emerging Markets Equity.......   0.70%     B              $ 109.84                 --
EQ/Van Kampen Emerging Markets Equity.......   0.70%     B              $ 179.52                  7
EQ/Van Kampen Emerging Markets Equity.......   0.90%     B              $ 108.97                 --
EQ/Van Kampen Emerging Markets Equity.......   0.90%     B              $ 175.77                  9
EQ/Van Kampen Emerging Markets Equity.......   0.90%     B              $ 208.48                  2
EQ/Van Kampen Emerging Markets Equity.......   0.95%     B              $ 154.17                110
EQ/Van Kampen Emerging Markets Equity.......   1.10%     B              $ 172.09                  4
EQ/Van Kampen Emerging Markets Equity.......   1.20%     B              $ 160.80                162
EQ/Van Kampen Emerging Markets Equity.......   1.20%     B              $ 170.27                 30
EQ/Van Kampen Emerging Markets Equity.......   1.20%     B              $ 102.24                 --
EQ/Van Kampen Emerging Markets Equity.......   1.25%     B              $  48.70                 14
EQ/Van Kampen Emerging Markets Equity.......   1.30%     B              $  66.76                  8
EQ/Van Kampen Emerging Markets Equity.......   1.34%     B              $ 180.82                 16
EQ/Van Kampen Emerging Markets Equity.......   1.34%     B              $ 111.23              1,758
EQ/Van Kampen Emerging Markets Equity.......   1.35%     B              $ 167.58                  8
EQ/Van Kampen Emerging Markets Equity.......   1.45%     B              $ 156.59                  1

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                         Contract
                                          charges   Share Class   Unit Value   Units Outstanding (000s)
                                         --------- ------------- ------------ -------------------------
EQ/Van Kampen Mid Cap Growth..........   0.50%     B              $  86.36                 --
EQ/Van Kampen Mid Cap Growth..........   0.70%     B              $  85.72                 --
EQ/Van Kampen Mid Cap Growth..........   0.90%     B              $  85.09                  4
EQ/Van Kampen Mid Cap Growth..........   0.95%     B              $  84.94                 36
EQ/Van Kampen Mid Cap Growth..........   1.10%     B              $  84.46                  3
EQ/Van Kampen Mid Cap Growth..........   1.20%     B              $  84.15                 47
EQ/Van Kampen Mid Cap Growth..........   1.25%     B              $  54.99                  5
EQ/Van Kampen Mid Cap Growth..........   1.30%     B              $  65.20                  3
EQ/Van Kampen Mid Cap Growth..........   1.34%     B              $  83.71                285
EQ/Van Kampen Mid Cap Growth..........   1.35%     B              $  83.68                  1
EQ/Van Kampen Mid Cap Growth..........   1.45%     B              $  83.37                 --
EQ/Van Kampen Real Estate.............   0.50%     B              $  50.59                  1
EQ/Van Kampen Real Estate.............   0.70%     B              $  50.44                  5
EQ/Van Kampen Real Estate.............   0.90%     B              $  50.29                 10
EQ/Van Kampen Real Estate.............   0.95%     B              $  50.25                129
EQ/Van Kampen Real Estate.............   1.10%     B              $  50.13                  4
EQ/Van Kampen Real Estate.............   1.20%     B              $  50.06                215
EQ/Van Kampen Real Estate.............   1.25%     B              $  49.96                  6
EQ/Van Kampen Real Estate.............   1.30%     B              $  49.99                  6
EQ/Van Kampen Real Estate.............   1.34%     B              $  49.95              1,227
EQ/Van Kampen Real Estate.............   1.35%     B              $  49.94                  3
EQ/Van Kampen Real Estate.............   1.45%     B              $  49.87                  1
Multimanager Aggressive Equity........   0.50%     A              $  62.19                 --
Multimanager Aggressive Equity........   0.70%     A              $  51.19                 11
Multimanager Aggressive Equity........   0.90%     A              $  63.29                 38
Multimanager Aggressive Equity........   1.20%     A              $  55.70                  5
Multimanager Aggressive Equity........   1.34%     A              $  47.27              6,924
Multimanager Aggressive Equity........   1.35%     A              $  82.34                846
Multimanager Aggressive Equity........   1.35%     A              $  86.69                 74
Multimanager Aggressive Equity........   1.45%     A              $  45.52                  4
Multimanager Aggressive Equity........   0.50%     B              $  46.97                 --
Multimanager Aggressive Equity........   0.70%     B              $  50.69                 --
Multimanager Aggressive Equity........   0.90%     B              $  39.00                 20
Multimanager Aggressive Equity........   0.90%     B              $  47.15                  1
Multimanager Aggressive Equity........   0.95%     B              $  49.50                 27
Multimanager Aggressive Equity........   1.10%     B              $  48.81                 --
Multimanager Aggressive Equity........   1.20%     B              $  45.54                 84
Multimanager Aggressive Equity........   1.25%     B              $  52.44                 --
Multimanager Aggressive Equity........   1.30%     B              $  60.79                  1
Multimanager Core Bond................   1.25%     A              $ 107.54                  2
Multimanager Core Bond................   0.50%     B              $ 129.41                 --
Multimanager Core Bond................   0.70%     B              $ 111.82                 --
Multimanager Core Bond................   0.70%     B              $ 127.60                  1
Multimanager Core Bond................   0.90%     B              $ 110.93                 --
Multimanager Core Bond................   0.90%     B              $ 125.82                  3
Multimanager Core Bond................   0.95%     B              $ 125.37                100
Multimanager Core Bond................   1.10%     B              $ 124.05                  1
Multimanager Core Bond................   1.20%     B              $ 109.60                 --
Multimanager Core Bond................   1.20%     B              $ 123.17                 95
Multimanager Core Bond................   1.30%     B              $ 106.62                  3

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                             Contract
                                              charges   Share Class   Unit Value   Units Outstanding (000s)
                                             --------- ------------- ------------ -------------------------
Multimanager Core Bond....................   1.34%     B               $ 121.96              378
Multimanager Core Bond....................   1.35%     B               $ 121.87                1
Multimanager Core Bond....................   1.45%     B               $ 121.01               --
Multimanager Health Care..................   1.25%     A               $  73.62                2
Multimanager Health Care..................   0.50%     B               $  99.59               --
Multimanager Health Care..................   0.70%     B               $  89.31               --
Multimanager Health Care..................   0.70%     B               $  98.19               --
Multimanager Health Care..................   0.90%     B               $  88.60               --
Multimanager Health Care..................   0.90%     B               $  96.81                4
Multimanager Health Care..................   0.95%     B               $  96.47               30
Multimanager Health Care..................   1.10%     B               $  95.46                1
Multimanager Health Care..................   1.20%     B               $  94.78               62
Multimanager Health Care..................   1.30%     B               $  77.71                3
Multimanager Health Care..................   1.34%     B               $  83.07               --
Multimanager Health Care..................   1.34%     B               $ 124.97                3
Multimanager Health Care..................   1.34%     B               $  93.84              300
Multimanager Health Care..................   1.35%     B               $  93.78                1
Multimanager Health Care..................   1.45%     B               $  93.11               --
Multimanager High Yield...................   0.50%     A               $  80.57               --
Multimanager High Yield...................   0.70%     A               $  94.01                1
Multimanager High Yield...................   0.90%     A               $ 123.02                4
Multimanager High Yield...................   1.20%     A               $ 103.74                3
Multimanager High Yield...................   1.34%     A               $ 137.74              624
Multimanager High Yield...................   1.35%     A               $ 146.85               12
Multimanager High Yield...................   1.45%     A               $  80.77                1
Multimanager High Yield...................   0.50%     B               $ 105.16               --
Multimanager High Yield...................   0.70%     B               $  98.92               --
Multimanager High Yield...................   0.90%     B               $  83.70                5
Multimanager High Yield...................   0.95%     B               $  96.61              133
Multimanager High Yield...................   1.10%     B               $  95.26                1
Multimanager High Yield...................   1.20%     B               $  80.78              154
Multimanager High Yield...................   1.25%     B               $  75.47                1
Multimanager High Yield...................   1.30%     B               $  78.76                4
Multimanager International Equity.........   1.25%     A               $  52.61                2
Multimanager International Equity.........   0.50%     B               $ 103.86               --
Multimanager International Equity.........   0.70%     B               $  85.70               --
Multimanager International Equity.........   0.70%     B               $ 102.41               --
Multimanager International Equity.........   0.90%     B               $  85.01               --
Multimanager International Equity.........   0.90%     B               $ 100.97                7
Multimanager International Equity.........   0.95%     B               $ 100.62               75
Multimanager International Equity.........   1.10%     B               $  99.55                2
Multimanager International Equity.........   1.20%     B               $  98.85               80
Multimanager International Equity.........   1.20%     B               $  79.66               --
Multimanager International Equity.........   1.30%     B               $  61.22                3
Multimanager International Equity.........   1.34%     B               $ 113.55               11
Multimanager International Equity.........   1.34%     B               $  97.87              438
Multimanager International Equity.........   1.35%     B               $  97.80               --
Multimanager International Equity.........   1.45%     B               $  97.11               --
Multimanager Large Cap Core Equity........   1.25%     A               $  57.00               --
Multimanager Large Cap Core Equity........   0.50%     B               $  80.89               --
Multimanager Large Cap Core Equity........   0.70%     B               $  76.42               --
Multimanager Large Cap Core Equity........   0.70%     B               $  79.76               --

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                             Contract
                                              charges   Share Class   Unit Value   Units Outstanding (000s)
                                             --------- ------------- ------------ -------------------------
Multimanager Large Cap Core Equity........   0.90%     B              $  75.81                --
Multimanager Large Cap Core Equity........   0.90%     B              $  78.64                --
Multimanager Large Cap Core Equity........   0.95%     B              $  78.36                11
Multimanager Large Cap Core Equity........   1.10%     B              $  77.54                --
Multimanager Large Cap Core Equity........   1.20%     B              $  74.91                --
Multimanager Large Cap Core Equity........   1.20%     B              $  76.99                27
Multimanager Large Cap Core Equity........   1.30%     B              $  63.67                 1
Multimanager Large Cap Core Equity........   1.34%     B              $  76.23               120
Multimanager Large Cap Core Equity........   1.35%     B              $  76.17                --
Multimanager Large Cap Core Equity........   1.45%     B              $  75.64                --
Multimanager Large Cap Growth.............   1.25%     A              $  55.11                --
Multimanager Large Cap Growth.............   0.50%     B              $  60.51                --
Multimanager Large Cap Growth.............   0.70%     B              $  59.66                --
Multimanager Large Cap Growth.............   0.70%     B              $  65.23                --
Multimanager Large Cap Growth.............   0.90%     B              $  58.83                 4
Multimanager Large Cap Growth.............   0.90%     B              $  64.71                --
Multimanager Large Cap Growth.............   0.95%     B              $  58.62                47
Multimanager Large Cap Growth.............   1.10%     B              $  58.00                 1
Multimanager Large Cap Growth.............   1.20%     B              $  57.59                65
Multimanager Large Cap Growth.............   1.20%     B              $  63.93                --
Multimanager Large Cap Growth.............   1.30%     B              $  59.94                 1
Multimanager Large Cap Growth.............   1.34%     B              $  57.02               276
Multimanager Large Cap Growth.............   1.35%     B              $  56.98                --
Multimanager Large Cap Growth.............   1.45%     B              $  56.58                --
Multimanager Large Cap Value..............   1.25%     A              $  58.30                 4
Multimanager Large Cap Value..............   0.50%     B              $  96.17                --
Multimanager Large Cap Value..............   0.70%     B              $  81.61                --
Multimanager Large Cap Value..............   0.70%     B              $  94.83                 1
Multimanager Large Cap Value..............   0.90%     B              $  80.96                --
Multimanager Large Cap Value..............   0.90%     B              $  93.50                 4
Multimanager Large Cap Value..............   0.95%     B              $  93.17                73
Multimanager Large Cap Value..............   1.10%     B              $  92.18                 2
Multimanager Large Cap Value..............   1.20%     B              $  79.99                --
Multimanager Large Cap Value..............   1.20%     B              $  91.53                86
Multimanager Large Cap Value..............   1.30%     B              $  65.67                 3
Multimanager Large Cap Value..............   1.34%     B              $  90.63               354
Multimanager Large Cap Value..............   1.35%     B              $  90.56                --
Multimanager Large Cap Value..............   1.45%     B              $  89.92                --
Multimanager Mid Cap Growth...............   1.25%     A              $  54.68                 1
Multimanager Mid Cap Growth...............   0.50%     B              $  71.31                --
Multimanager Mid Cap Growth...............   0.70%     B              $  70.31                --
Multimanager Mid Cap Growth...............   0.70%     B              $  76.15                --
Multimanager Mid Cap Growth...............   0.90%     B              $  69.33                 4
Multimanager Mid Cap Growth...............   0.90%     B              $  75.54                --
Multimanager Mid Cap Growth...............   0.95%     B              $  69.08                64
Multimanager Mid Cap Growth...............   1.10%     B              $  68.35                 1
Multimanager Mid Cap Growth...............   1.20%     B              $  67.87                96
Multimanager Mid Cap Growth...............   1.20%     B              $  70.79                --
Multimanager Mid Cap Growth...............   1.30%     B              $  63.53                 1
Multimanager Mid Cap Growth...............   1.34%     B              $ 101.14                 7

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                        Contract
                                         charges   Share Class   Unit Value   Units Outstanding (000s)
                                        --------- ------------- ------------ -------------------------
Multimanager Mid Cap Growth..........   1.34%     B              $  67.20               504
Multimanager Mid Cap Growth..........   1.35%     B              $  67.15                 1
Multimanager Mid Cap Growth..........   1.45%     B              $  66.68                --
Multimanager Mid Cap Value...........   1.25%     A              $  55.86                 1
Multimanager Mid Cap Value...........   0.50%     B              $  92.21                --
Multimanager Mid Cap Value...........   0.70%     B              $  79.43                --
Multimanager Mid Cap Value...........   0.70%     B              $  90.91                --
Multimanager Mid Cap Value...........   0.90%     B              $  78.80                --
Multimanager Mid Cap Value...........   0.90%     B              $  89.64                 3
Multimanager Mid Cap Value...........   0.95%     B              $  89.32                53
Multimanager Mid Cap Value...........   1.10%     B              $  88.38                 1
Multimanager Mid Cap Value...........   1.20%     B              $  87.76                69
Multimanager Mid Cap Value...........   1.20%     B              $  73.84                --
Multimanager Mid Cap Value...........   1.30%     B              $  64.28                 2
Multimanager Mid Cap Value...........   1.34%     B              $ 111.45                 4
Multimanager Mid Cap Value...........   1.34%     B              $  86.89               346
Multimanager Mid Cap Value...........   1.35%     B              $  86.83                --
Multimanager Mid Cap Value...........   1.45%     B              $  86.21                --
Multimanager Small Cap Growth........   0.50%     B              $  80.00                --
Multimanager Small Cap Growth........   0.70%     B              $  79.32                --
Multimanager Small Cap Growth........   0.90%     B              $  78.65                 2
Multimanager Small Cap Growth........   0.95%     B              $  78.48                36
Multimanager Small Cap Growth........   1.10%     B              $  77.98                --
Multimanager Small Cap Growth........   1.20%     B              $  77.65                59
Multimanager Small Cap Growth........   1.25%     B              $  52.78                 2
Multimanager Small Cap Growth........   1.30%     B              $  60.51                 2
Multimanager Small Cap Growth........   1.34%     B              $  77.18               303
Multimanager Small Cap Growth........   1.34%     B              $  77.22                11
Multimanager Small Cap Growth........   1.35%     B              $  77.15                 1
Multimanager Small Cap Growth........   1.45%     B              $  76.82                --
Multimanager Small Cap Value.........   1.25%     A              $  52.02                 1
Multimanager Small Cap Value.........   0.50%     B              $ 115.62                --
Multimanager Small Cap Value.........   0.70%     B              $ 120.62                --
Multimanager Small Cap Value.........   0.90%     B              $ 118.36                12
Multimanager Small Cap Value.........   0.95%     B              $  92.96                71
Multimanager Small Cap Value.........   1.10%     B              $ 116.15                --
Multimanager Small Cap Value.........   1.20%     B              $ 115.05                94
Multimanager Small Cap Value.........   1.30%     B              $  56.88                 1
Multimanager Small Cap Value.........   1.34%     B              $ 113.47                16
Multimanager Small Cap Value.........   1.34%     B              $ 113.53               675
Multimanager Small Cap Value.........   1.35%     B              $ 113.42                 3
Multimanager Small Cap Value.........   1.45%     B              $  88.09                --
Multimanager Technology..............   1.25%     A              $  54.24                 3
Multimanager Technology..............   0.50%     B              $  68.52                --
Multimanager Technology..............   0.70%     B              $  67.56                 5
Multimanager Technology..............   0.70%     B              $  76.65                --
Multimanager Technology..............   0.90%     B              $  66.61                 5
Multimanager Technology..............   0.90%     B              $  76.04                --
Multimanager Technology..............   0.95%     B              $  66.38                65
Multimanager Technology..............   1.10%     B              $  65.68                 2
Multimanager Technology..............   1.20%     B              $  65.21               121
Multimanager Technology..............   1.30%     B              $  63.81                 2

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2008


                                  Contract
                                   charges   Share Class   Unit Value   Units Outstanding (000s)
                                  --------- ------------- ------------ -------------------------
Multimanager Technology........   1.34%     B              $  71.30                --
Multimanager Technology........   1.34%     B              $ 100.51                 3
Multimanager Technology........   1.34%     B              $  64.57               789
Multimanager Technology........   1.35%     B              $  64.52                 2
Multimanager Technology........   1.45%     B              $  64.06                 1
Target 2015 Allocation.........   0.50%     B              $  80.16                --
Target 2015 Allocation.........   0.70%     B              $  79.79                --
Target 2015 Allocation.........   0.90%     B              $  79.42                 3
Target 2015 Allocation.........   0.95%     B              $  79.32                 4
Target 2015 Allocation.........   1.10%     B              $  79.05                --
Target 2015 Allocation.........   1.20%     B              $  78.86                11
Target 2015 Allocation.........   1.25%     B              $  68.25                 1
Target 2015 Allocation.........   1.30%     B              $  75.07                --
Target 2015 Allocation.........   1.34%     B              $  78.60               109
Target 2015 Allocation.........   1.35%     B              $  78.58                --
Target 2015 Allocation.........   1.45%     B              $  78.40                --
Target 2025 Allocation.........   0.50%     B              $  75.68                --
Target 2025 Allocation.........   0.70%     B              $  75.33                --
Target 2025 Allocation.........   0.90%     B              $  74.97                 1
Target 2025 Allocation.........   0.95%     B              $  74.89                 6
Target 2025 Allocation.........   1.10%     B              $  74.62                 2
Target 2025 Allocation.........   1.20%     B              $  74.45                24
Target 2025 Allocation.........   1.25%     B              $  63.38                 1
Target 2025 Allocation.........   1.30%     B              $  70.56                --
Target 2025 Allocation.........   1.34%     B              $  74.21               108
Target 2025 Allocation.........   1.35%     B              $  74.19                 1
Target 2025 Allocation.........   1.45%     B              $  74.01                --
Target 2035 Allocation.........   0.50%     B              $  72.76                --
Target 2035 Allocation.........   0.70%     B              $  72.42                --
Target 2035 Allocation.........   0.90%     B              $  72.08                 2
Target 2035 Allocation.........   0.95%     B              $  72.00                 6
Target 2035 Allocation.........   1.10%     B              $  71.74                 2
Target 2035 Allocation.........   1.20%     B              $  71.58                14
Target 2035 Allocation.........   1.25%     B              $  59.99                 1
Target 2035 Allocation.........   1.30%     B              $  67.52                --
Target 2035 Allocation.........   1.34%     B              $  71.34                72
Target 2035 Allocation.........   1.35%     B              $  71.32                --
Target 2035 Allocation.........   1.45%     B              $  71.16                --
Target 2045 Allocation.........   0.50%     B              $  69.65                --
Target 2045 Allocation.........   0.70%     B              $  69.33                --
Target 2045 Allocation.........   0.90%     B              $  69.01                 1
Target 2045 Allocation.........   0.95%     B              $  68.92                 5
Target 2045 Allocation.........   1.10%     B              $  68.68                 1
Target 2045 Allocation.........   1.20%     B              $  68.52                 9
Target 2045 Allocation.........   1.25%     B              $  56.51                 1
Target 2045 Allocation.........   1.30%     B              $  64.32                --
Target 2045 Allocation.........   1.34%     B              $  68.30                52
Target 2045 Allocation.........   1.35%     B              $  68.28                --
Target 2045 Allocation.........   1.45%     B              $  68.12                --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                      AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                        Allocation        Allocation            Allocation
                                                     ---------------- ------------------ -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $   2,871,986      $  2,520,987         $   3,104,111
 Expenses:
  Asset-based charges...............................      2,057,639           657,352             1,087,938
  Less: Reduction for expense limitation............             --                --                    --
                                                      -------------      ------------         -------------
  Net Expenses......................................      2,057,639           657,352             1,087,938
                                                      -------------      ------------         -------------
Net Investment Income (Loss)........................        814,347         1,863,635             2,016,173
                                                      -------------      ------------         -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (8,307,698)       (2,200,567)           (4,484,879)
  Realized gain distribution from The Trusts........     11,285,680           719,721             2,290,511
                                                      -------------      ------------         -------------
 Net realized gain (loss)...........................      2,977,982        (1,480,846)           (2,194,368)
                                                      -------------      ------------         -------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (84,331,136)       (7,222,441)          (19,682,014)
                                                      -------------      ------------         -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (81,353,154)       (8,703,287)          (21,876,382)
                                                      -------------      ------------         -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (80,538,807)     $ (6,839,652)        $ (19,860,209)
                                                      =============      ============         =============



                                                                                               Crossings       Crossings
                                                        AXA Moderate    AXA Moderate-Plus     Aggressive      Conservative
                                                         Allocation         Allocation      Allocation (a)   Allocation (a)
                                                     ----------------- ------------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $   58,004,101     $   12,382,164       $   14,510       $  15,259
 Expenses:
  Asset-based charges...............................      22,218,277          6,471,509            2,491             350
  Less: Reduction for expense limitation............      (5,156,747)                --               --              --
                                                      --------------     --------------       ----------       ---------
  Net Expenses......................................      17,061,530          6,471,509            2,491             350
                                                      --------------     --------------       ----------       ---------
Net Investment Income (Loss)........................      40,942,571          5,910,655           12,019          14,909
                                                      --------------     --------------       ----------       ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (6,391,667)       (16,393,456)            (833)         (6,570)
  Realized gain distribution from The Trusts........      63,639,845         27,231,432            1,385             193
                                                      --------------     --------------       ----------       ---------
 Net realized gain (loss)...........................      57,248,178         10,837,976              552          (6,377)
                                                      --------------     --------------       ----------       ---------
  Change in unrealized appreciation
   (depreciation) of investments....................    (539,334,183)      (214,979,717)        (293,012)        (15,452)
                                                      --------------     --------------       ----------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (482,086,005)      (204,141,741)        (292,460)        (21,829)
                                                      --------------     --------------       ----------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (441,143,434)    $ (198,231,086)      $ (280,441)      $  (6,920)
                                                      ==============     ==============       ==========       =========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          Crossings          Crossings        Crossings
                                                      Conservative-Plus      Moderate       Moderate-Plus
                                                        Allocation (a)    Allocation (a)   Allocation (a)
                                                     ------------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................      $ 10,352          $  9,589         $  14,487
 Expenses:
  Asset-based charges...............................            72               151               616
  Less: Reduction for expense limitation............            --                --                --
                                                          --------          --------         ---------
  Net Expenses......................................            72               151               616
                                                          --------          --------         ---------
Net Investment Income (Loss)........................        10,280             9,438            13,871
                                                          --------          --------         ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............            (2)               (7)              (24)
  Realized gain distribution from The Trusts........           465               669               822
                                                          ----------        ----------       ---------
 Net realized gain (loss)...........................           463               662               798
                                                          ----------        ----------       ---------
  Change in unrealized appreciation
   (depreciation) of investments....................       (42,655)          (50,514)          (60,040)
                                                          ----------        ----------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       (42,192)          (49,852)          (59,242)
                                                          ----------        ----------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................      $(31,912)         $(40,414)        $ (45,371)
                                                          ==========        ==========       =========



                                                                             EQ/AllianceBernstein
                                                                                 Intermediate
                                                      EQ/AllianceBernstein        Government       EQ/AllianceBernstein
                                                          Common Stock            Securities           International
                                                     ---------------------- --------------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $     48,114,217         $4,121,801           $   20,574,883
 Expenses:
  Asset-based charges...............................          39,506,821          1,564,552                9,569,060
  Less: Reduction for expense limitation............          (6,437,535)           (10,074)                      --
                                                        ----------------         ----------           --------------
  Net Expenses......................................          33,069,286          1,554,478                9,569,060
                                                        ----------------         ----------           --------------
Net Investment Income (Loss)........................          15,044,931          2,567,323               11,005,823
                                                        ----------------         ----------           --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............         (65,116,116)          (565,335)              (5,227,987)
  Realized gain distribution from The Trusts........                  --                 --               12,100,887
                                                        ----------------         ----------           --------------
 Net realized gain (loss)...........................         (65,116,116)          (565,335)               6,872,900
                                                        ----------------         ----------           --------------
  Change in unrealized appreciation
   (depreciation) of investments....................      (1,473,150,946)           871,480             (494,553,038)
                                                        ----------------         ----------           --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      (1,538,267,062)           306,145             (487,680,138)
                                                        ----------------         ----------           --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ (1,523,222,131)        $2,873,468           $ (476,674,315)
                                                        ================         ==========           ==============



                                                      EQ/AllianceBernstein
                                                           Small Cap
                                                             Growth
                                                     ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $       22,673
 Expenses:
  Asset-based charges...............................         3,925,209
  Less: Reduction for expense limitation............                --
                                                        --------------
  Net Expenses......................................         3,925,209
                                                        --------------
Net Investment Income (Loss)........................        (3,902,536)
                                                        --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (11,101,437)
  Realized gain distribution from The Trusts........           408,698
                                                        --------------
 Net realized gain (loss)...........................       (10,692,739)
                                                        --------------
  Change in unrealized appreciation
   (depreciation) of investments....................      (155,495,800)
                                                        --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      (166,188,539)
                                                        --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ (170,091,075)
                                                        ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                        EQ/AXA Rosenberg    EQ/BlackRock
                                                          EQ/Ariel        Value Long/        Basic Value
                                                      Appreciation II     Short Equity         Equity
                                                     ----------------- ----------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $     20,021       $   15,339       $    5,322,924
 Expenses:
  Asset-based charges...............................         31,661          107,786            4,093,495
  Less: Reduction for expense limitation............             --               --                   --
                                                       ------------       ----------       --------------
  Net Expenses......................................         31,661          107,786            4,093,495
                                                       ------------       ----------       --------------
Net Investment Income (Loss)........................        (11,640)         (92,447)           1,229,429
                                                       ------------       ----------       --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (170,943)        (298,449)         (11,617,300)
  Realized gain distribution from The Trusts........          8,977               --            1,493,974
                                                       ------------       ----------       --------------
 Net realized gain (loss)...........................       (161,966)        (298,449)         (10,123,326)
                                                       ------------       ----------       --------------
  Change in unrealized appreciation
   (depreciation) of investments....................     (1,035,579)        (256,663)        (131,981,904)
                                                       ------------       ----------       --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (1,197,545)        (555,112)        (142,105,230)
                                                       ------------       ----------       --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ (1,209,185)      $ (647,559)      $ (140,875,801)
                                                       ============       ==========       ==============



                                                        EQ/BlackRock       EQ/Boston        EQ/Calvert       EQ/Capital
                                                       International        Advisors         Socially         Guardian
                                                           Value         Equity Income      Responsible        Growth
                                                     ----------------- ----------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    6,132,655     $   1,212,318    $      54,836    $     30,160
 Expenses:
  Asset-based charges...............................       3,529,385           658,691          236,760         208,662
  Less: Reduction for expense limitation............              --                --               --              --
                                                      --------------     -------------    -------------    ------------
  Net Expenses......................................       3,529,385           658,691          236,760         208,662
                                                      --------------     -------------    -------------    ------------
Net Investment Income (Loss)........................       2,603,270           553,627         (181,924)       (178,502)
                                                      --------------     -------------    -------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (5,927,547)       (3,494,276)        (787,061)       (425,655)
  Realized gain distribution from The Trusts........       6,834,196           603,780          261,171              --
                                                      --------------     -------------    -------------    ------------
 Net realized gain (loss)...........................         906,649        (2,890,496)        (525,890)       (425,655)
                                                      --------------     -------------    -------------    ------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (154,451,415)      (17,935,820)     (10,088,694)     (7,462,227)
                                                      --------------     -------------    -------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (153,544,766)      (20,826,316)     (10,614,584)     (7,887,882)
                                                      --------------     -------------    -------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (150,941,496)    $ (20,272,689)   $ (10,796,508)   $ (8,066,384)
                                                      ==============     =============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/Capital     EQ/Caywood-Scholl      EQ/Davis
                                                          Guardian          High Yield         New York
                                                          Research             Bond            Venture
                                                     ----------------- ------------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    1,848,747      $  2,089,917      $     78,632
 Expenses:
  Asset-based charges...............................       2,598,977           325,091           126,503
  Less: Reduction for expense limitation............              --                --                --
                                                      --------------      ------------      ------------
  Net Expenses......................................       2,598,977           325,091           126,503
                                                      --------------      ------------      ------------
Net Investment Income (Loss)........................        (750,230)        1,764,826           (47,871)
                                                      --------------      ------------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       3,416,225        (1,173,798)       (1,281,484)
  Realized gain distribution from The Trusts........       3,370,951                --                --
                                                      --------------      ------------      ------------
 Net realized gain (loss)...........................       6,787,176        (1,173,798)       (1,281,484)
                                                      --------------      ------------      ------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (102,470,066)       (6,229,560)       (4,244,181)
                                                      --------------      ------------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (95,682,890)       (7,403,358)       (5,525,665)
                                                      --------------      ------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $  (96,433,120)     $ (5,638,532)     $ (5,573,536)
                                                      ==============      ============      ============



                                                                          EQ/Evergreen
                                                          EQ/Equity      International    EQ/Evergreen      EQ/Franklin
                                                          500 Index           Bond            Omega            Income
                                                     ------------------ --------------- ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $   15,514,331    $   9,421,745    $    145,301     $   4,862,777
 Expenses:
  Asset-based charges...............................       10,922,164          607,983         317,527         1,009,869
  Less: Reduction for expense limitation............               --               --              --                --
                                                       --------------    -------------    ------------     -------------
  Net Expenses......................................       10,922,164          607,983         317,527         1,009,869
                                                       --------------    -------------    ------------     -------------
Net Investment Income (Loss)........................        4,592,167        8,813,762        (172,226)        3,852,908
                                                       --------------    -------------    ------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (23,394,810)         333,129      (1,301,314)       (6,074,193)
  Realized gain distribution from The Trusts........        8,044,895               --         414,095                --
                                                       --------------    -------------    ------------     -------------
 Net realized gain (loss)...........................      (15,349,915)         333,129        (887,219)       (6,074,193)
                                                       --------------    -------------    ------------     -------------
  Change in unrealized appreciation
   (depreciation) of investments....................     (365,439,040)      (8,613,881)     (7,134,040)      (27,747,139)
                                                       --------------    -------------    ------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (380,788,955)      (8,280,752)     (8,021,259)      (33,821,332)
                                                       --------------    -------------    ------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ (376,196,788)   $     533,010    $ (8,193,485)    $ (29,968,424)
                                                       ==============    =============    ============     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                        EQ/Franklin
                                                       EQ/Franklin       Templeton         EQ/GAMCO
                                                        Small Cap         Founding        Mergers and
                                                          Value           Strategy       Acquisitions
                                                     --------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     76,517     $   1,540,674     $     65,135
 Expenses:
  Asset-based charges...............................        97,735           412,942          158,000
  Less: Reduction for expense limitation............            --                --               --
                                                      ------------     -------------     ------------
  Net Expenses......................................        97,735           412,942          158,000
                                                      ------------     -------------     ------------
Net Investment Income (Loss)........................       (21,218)        1,127,732          (92,865)
                                                      ------------     -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (1,222,983)       (2,009,626)        (513,837)
  Realized gain distribution from The Trusts........            --                66          500,175
                                                      ------------     -------------     ------------
 Net realized gain (loss)...........................    (1,222,983)       (2,009,560)         (13,662)
                                                      ------------     -------------     ------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (2,122,181)      (14,564,276)      (1,945,925)
                                                      ------------     -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (3,345,164)      (16,573,836)      (1,959,587)
                                                      ------------     -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (3,366,382)    $ (15,446,104)    $ (2,052,452)
                                                      ============     =============     ============



                                                          EQ/GAMCO
                                                       Small Company    EQ/International   EQ/International     EQ/JPMorgan
                                                           Value            Core PLUS           Growth           Core Bond
                                                     ----------------- ------------------ ------------------ -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $     777,852     $   1,671,520      $     347,045      $   5,104,480
 Expenses:
  Asset-based charges...............................       1,611,825         1,346,049            455,970          1,530,506
  Less: Reduction for expense limitation............              --                --                 --                 --
                                                       -------------     -------------      -------------      -------------
  Net Expenses......................................       1,611,825         1,346,049            455,970          1,530,506
                                                       -------------     -------------      -------------      -------------
Net Investment Income (Loss)........................        (833,973)          325,471           (108,925)         3,573,974
                                                       -------------     -------------      -------------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (3,750,205)       (6,745,634)        (3,970,480)        (4,122,185)
  Realized gain distribution from The Trusts........       4,443,018         1,553,968            688,846                 --
                                                       -------------     -------------      -------------      -------------
 Net realized gain (loss)...........................         692,813        (5,191,666)        (3,281,634)        (4,122,185)
                                                       -------------     -------------      -------------      -------------
  Change in unrealized appreciation
   (depreciation) of investments....................     (46,509,043)      (54,193,771)       (14,766,721)       (12,656,245)
                                                       -------------     -------------      -------------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (45,816,230)      (59,385,437)       (18,048,355)       (16,778,430)
                                                       -------------     -------------      -------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ (46,650,203)    $ (59,059,966)     $ (18,157,280)     $ (13,204,456)
                                                       =============     =============      =============      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        EQ/JPMorgan        EQ/Large         EQ/Large
                                                           Value           Cap Core        Cap Growth
                                                       Opportunities         PLUS            Index
                                                     ----------------- --------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $     902,280    $     48,635     $     163,440
 Expenses:
  Asset-based charges...............................         652,281         169,976         1,498,774
  Less: Reduction for expense limitation............              --              --                --
                                                       -------------    ------------     -------------
  Net Expenses......................................         652,281         169,976         1,498,774
                                                       -------------    ------------     -------------
Net Investment Income (Loss)........................         249,999        (121,341)       (1,335,334)
                                                       -------------    ------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (3,530,120)       (670,634)        4,067,252
  Realized gain distribution from The Trusts........         535,001              --                --
                                                       -------------    ------------     -------------
 Net realized gain (loss)...........................      (2,995,119)       (670,634)        4,067,252
                                                       -------------    ------------     -------------
  Change in unrealized appreciation
   (depreciation) of investments....................     (22,076,352)     (5,301,246)      (55,074,446)
                                                       -------------    ------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (25,071,471)     (5,971,880)      (51,007,194)
                                                       -------------    ------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ (24,821,472)   $ (6,093,221)    $ (52,342,528)
                                                       =============    ============     =============



                                                          EQ/Large          EQ/Large          EQ/Large
                                                         Cap Growth        Cap Value         Cap Value        EQ/Long
                                                            PLUS             Index              PLUS         Term Bond
                                                     ----------------- ----------------- ----------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      281,016     $     202,878    $   33,751,086    $1,297,857
 Expenses:
  Asset-based charges...............................       3,424,117           180,996        14,665,772       320,173
  Less: Reduction for expense limitation............              --                --                --            --
                                                      --------------     -------------    --------------    ----------
  Net Expenses......................................       3,424,117           180,996        14,665,772       320,173
                                                      --------------     -------------    --------------    ----------
Net Investment Income (Loss)........................      (3,143,101)           21,882        19,085,314       977,684
                                                      --------------     -------------    --------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      19,106,098        (2,887,116)     (117,593,521)      (64,608)
  Realized gain distribution from The Trusts........              --           384,876                --       147,148
                                                      --------------     -------------    --------------    ----------
 Net realized gain (loss)...........................      19,106,098        (2,502,240)     (117,593,521)       82,540
                                                      --------------     -------------    --------------    ----------
  Change in unrealized appreciation
   (depreciation) of investments....................    (136,936,125)       (8,932,464)     (513,769,969)     (273,561)
                                                      --------------     -------------    --------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (117,830,027)      (11,434,704)     (631,363,490)     (191,021)
                                                      --------------     -------------    --------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (120,973,128)    $ (11,412,822)   $ (612,278,176)   $  786,663
                                                      ==============     =============    ==============    ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                      EQ/Lord Abbett
                                                          Growth      EQ/Lord Abbett   EQ/Lord Abbett
                                                        and Income    Large Cap Core    Mid Cap Value
                                                     --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    214,583     $    108,768    $     395,201
 Expenses:
  Asset-based charges...............................       176,715          107,182          317,728
  Less: Reduction for expense limitation............            --               --               --
                                                      ------------     ------------    -------------
  Net Expenses......................................       176,715          107,182          317,728
                                                      ------------     ------------    -------------
Net Investment Income (Loss)........................        37,868            1,586           77,473
                                                      ------------     ------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (1,168,697)        (481,781)      (2,909,752)
  Realized gain distribution from The Trusts........        34,577           56,068          730,041
                                                      ------------     ------------    -------------
 Net realized gain (loss)...........................    (1,134,120)        (425,713)      (2,179,711)
                                                      ------------     ------------    -------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (5,128,693)      (2,745,634)     (10,166,453)
                                                      ------------     ------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (6,262,813)      (3,171,347)     (12,346,164)
                                                      ------------     ------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (6,224,945)    $ (3,169,761)   $ (12,268,691)
                                                      ============     ============    =============



                                                         EQ/Marsico          EQ/Mid          EQ/Mid Cap        EQ/Money
                                                           Focus           Cap Index         Value PLUS         Market
                                                     ----------------- ----------------- ------------------ -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    3,541,110    $    2,661,655     $    5,155,872    $4,493,277
 Expenses:
  Asset-based charges...............................       4,600,254         3,725,990          4,720,482     2,609,631
  Less: Reduction for expense limitation............              --                --                 --      (136,658)
                                                      --------------    --------------     --------------    ----------
  Net Expenses......................................       4,600,254         3,725,990          4,720,482     2,472,973
                                                      --------------    --------------     --------------    ----------
Net Investment Income (Loss)........................      (1,059,144)       (1,064,335)           435,390     2,020,304
                                                      --------------    --------------     --------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (1,437,013)      (26,822,119)       (55,468,925)     (105,815)
  Realized gain distribution from The Trusts........       3,775,826         3,208,802                 --            --
                                                      --------------    --------------     --------------    ----------
 Net realized gain (loss)...........................       2,338,813       (23,613,317)       (55,468,925)     (105,815)
                                                      --------------    --------------     --------------    ----------
  Change in unrealized appreciation
   (depreciation) of investments....................    (182,613,673)     (161,627,766)      (118,369,545)      100,827
                                                      --------------    --------------     --------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (180,274,860)     (185,241,083)      (173,838,470)       (4,988)
                                                      --------------    --------------     --------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (181,334,004)   $ (186,305,418)    $ (173,403,080)   $2,015,316
                                                      ==============    ==============     ==============    ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       EQ/Montag &
                                                         Caldwell        EQ/Mutual      EQ/Oppenheimer
                                                          Growth           Shares           Global
                                                     --------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     50,740     $   1,171,675     $    178,275
 Expenses:
  Asset-based charges...............................       263,205           399,839          166,347
  Less: Reduction for expense limitation............            --                --               --
                                                      ------------     -------------     ------------
  Net Expenses......................................       263,205           399,839          166,347
                                                      ------------     -------------     ------------
Net Investment Income (Loss)........................      (212,465)          771,836           11,928
                                                      ------------     -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (2,187,194)       (2,664,102)      (1,245,880)
  Realized gain distribution from The Trusts........            --                --           20,394
                                                      ------------     -------------     ------------
 Net realized gain (loss)...........................    (2,187,194)       (2,664,102)      (1,225,486)
                                                      ------------     -------------     ------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (6,482,375)      (12,846,304)      (5,554,854)
                                                      ------------     -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (8,669,569)      (15,510,406)      (6,780,340)
                                                      ------------     -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (8,882,034)    $ (14,738,570)    $ (6,768,412)
                                                      ============     =============     ============



                                                      EQ/Oppenheimer   EQ/Oppenheimer
                                                        Main Street      Main Street       EQ/PIMCO         EQ/Quality
                                                        Opportunity       Small Cap       Real Return       Bond PLUS
                                                     ---------------- ---------------- ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $   12,462      $      7,317    $   2,856,410     $   7,434,453
 Expenses:
  Asset-based charges...............................        21,952           103,725        1,112,807         1,853,563
  Less: Reduction for expense limitation............            --                --               --                --
                                                        ----------      ------------    -------------     -------------
  Net Expenses......................................        21,952           103,725        1,112,807         1,853,563
                                                        ----------      ------------    -------------     -------------
Net Investment Income (Loss)........................        (9,490)          (96,408)       1,743,603         5,580,890
                                                        ----------      ------------    -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (399,998)         (726,952)         850,349        (2,216,272)
  Realized gain distribution from The Trusts........            --            16,689        5,540,228                --
                                                        ----------      ------------    -------------     -------------
 Net realized gain (loss)...........................      (399,998)         (710,263)       6,390,577        (2,216,272)
                                                        ----------      ------------    -------------     -------------
  Change in unrealized appreciation
   (depreciation) of investments....................      (473,293)       (3,085,158)     (15,964,235)      (14,353,793)
                                                        ----------      ------------    -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      (873,291)       (3,795,421)      (9,573,658)      (16,570,065)
                                                        ----------      ------------    -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ (882,781)     $ (3,891,829)   $  (7,830,055)    $ (10,989,175)
                                                        ==========      ============    =============     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/Short         EQ/Small      EQ/T. Rowe Price
                                                      Duration Bond    Company Index      Growth Stock
                                                     --------------- ----------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     737,037    $   1,217,643     $       2,486
 Expenses:
  Asset-based charges...............................        156,210        1,806,463           932,638
  Less: Reduction for expense limitation............             --               --                --
                                                      -------------    -------------     -------------
  Net Expenses......................................        156,210        1,806,463           932,638
                                                      -------------    -------------     -------------
Net Investment Income (Loss)........................        580,827         (588,820)         (930,152)
                                                      -------------    -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        (56,203)      (6,946,518)         (146,869)
  Realized gain distribution from The Trusts........             --       11,821,481            15,328
                                                      -------------    -------------     -------------
 Net realized gain (loss)...........................        (56,203)       4,874,963          (131,541)
                                                      -------------    -------------     -------------
  Change in unrealized appreciation
   (depreciation) of investments....................       (945,657)     (62,108,789)      (37,069,536)
                                                      -------------    -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (1,001,860)     (57,233,826)      (37,201,077)
                                                      -------------    -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $    (421,033)   $ (57,822,646)    $ (38,131,229)
                                                      =============    =============     =============



                                                                                                          EQ/Van Kampen
                                                       EQ/Templeton     EQ/UBS Growth    EQ/Van Kampen   Emerging Markets
                                                          Growth          and Income        Comstock          Equity
                                                     ---------------- ----------------- --------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     416,853     $     268,917    $    365,081    $      648,031
 Expenses:
  Asset-based charges...............................        317,816           290,584         244,292         5,898,313
  Less: Reduction for expense limitation............             --                --              --                --
                                                      -------------     -------------    ------------    --------------
  Net Expenses......................................        317,816           290,584         244,292         5,898,313
                                                      -------------     -------------    ------------    --------------
Net Investment Income (Loss)........................         99,037           (21,667)        120,789        (5,250,282)
                                                      -------------     -------------    ------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (2,428,990)       (1,543,509)     (2,408,607)      (37,603,157)
  Realized gain distribution from The Trusts........             --                --         170,684        23,183,321
                                                      -------------     -------------    ------------    --------------
 Net realized gain (loss)...........................     (2,428,990)       (1,543,509)     (2,237,923)      (14,419,836)
                                                      -------------     -------------    ------------    --------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (10,487,063)       (9,581,713)     (6,432,976)     (337,518,583)
                                                      -------------     -------------    ------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (12,916,053)      (11,125,222)     (8,670,899)     (351,938,419)
                                                      -------------     -------------    ------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (12,817,016)    $ (11,146,889)   $ (8,550,110)   $ (357,188,701)
                                                      =============     =============    ============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       EQ/Van Kampen                       Multimanager
                                                          Mid Cap       EQ/Van Kampen       Aggressive
                                                          Growth         Real Estate          Equity
                                                     ---------------- ----------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $          --     $   2,834,096     $    3,253,650
 Expenses:
  Asset-based charges...............................        567,833         1,523,113          8,878,739
  Less: Reduction for expense limitation............             --                --         (1,888,830)
                                                      -------------     -------------     --------------
  Net Expenses......................................        567,833         1,523,113          6,989,909
                                                      -------------     -------------     --------------
Net Investment Income (Loss)........................       (567,833)        1,310,983         (3,736,259)
                                                      -------------     -------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (5,364,733)      (29,406,627)       (20,690,817)
  Realized gain distribution from The Trusts........             --           889,138                 --
                                                      -------------     -------------     --------------
 Net realized gain (loss)...........................     (5,364,733)      (28,517,489)       (20,690,817)
                                                      -------------     -------------     --------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (21,638,650)      (25,009,440)      (366,004,140)
                                                      -------------     -------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (27,003,383)      (53,526,929)      (386,694,957)
                                                      -------------     -------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (27,571,216)    $ (52,215,946)    $ (390,431,216)
                                                      =============     =============     ==============



                                                                                                         Multimanager
                                                       Multimanager    Multimanager     Multimanager     International
                                                        Core Bond       Health Care      High Yield         Equity
                                                     --------------- ---------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $   3,623,352   $          --    $  14,107,558    $   1,451,486
 Expenses:
  Asset-based charges...............................        927,162         599,501        1,991,954        1,209,448
  Less: Reduction for expense limitation............             --              --               --               --
                                                      -------------   -------------    -------------    -------------
  Net Expenses......................................        927,162         599,501        1,991,954        1,209,448
                                                      -------------   -------------    -------------    -------------
Net Investment Income (Loss)........................      2,696,190        (599,501)      12,115,604          242,038
                                                      -------------   -------------    -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (551,550)     (2,426,545)      (7,676,025)      (3,165,661)
  Realized gain distribution from The Trusts........      1,900,054         549,132               --        1,804,608
                                                      -------------   -------------    -------------    -------------
 Net realized gain (loss)...........................      1,348,504      (1,877,413)      (7,676,025)      (1,361,053)
                                                      -------------   -------------    -------------    -------------
  Change in unrealized appreciation
   (depreciation) of investments....................     (3,335,396)    (12,302,572)     (44,090,725)     (56,360,085)
                                                      -------------   -------------    -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (1,986,892)    (14,179,985)     (51,766,750)     (57,721,138)
                                                      -------------   -------------    -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $     709,298   $ (14,779,486)   $ (39,651,146)   $ (57,479,100)
                                                      =============   =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       Multimanager    Multimanager     Multimanager
                                                        Large Cap        Large Cap        Large Cap
                                                       Core Equity        Growth            Value
                                                     --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     92,471    $          --    $     924,593
 Expenses:
  Asset-based charges...............................       228,687          437,699          814,350
  Less: Reduction for expense limitation............            --               --               --
                                                      ------------    -------------    -------------
  Net Expenses......................................       228,687          437,699          814,350
                                                      ------------    -------------    -------------
Net Investment Income (Loss)........................      (136,216)        (437,699)         110,243
                                                      ------------    -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (521,501)      (3,321,626)      (5,224,024)
  Realized gain distribution from The Trusts........        39,519            5,715          156,790
                                                      ------------    -------------    -------------
 Net realized gain (loss)...........................      (481,982)      (3,315,911)      (5,067,234)
                                                      ------------    -------------    -------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (8,184,660)     (15,952,502)     (25,359,359)
                                                      ------------    -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (8,666,642)     (19,268,413)     (30,426,593)
                                                      ------------    -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (8,802,858)   $ (19,706,112)   $ (30,316,350)
                                                      ============    =============    =============



                                                       Multimanager     Multimanager     Multimanager     Multimanager
                                                          Mid Cap          Mid Cap         Small Cap        Small Cap
                                                          Growth            Value           Growth            Value
                                                     ---------------- ---------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $          --    $     257,861    $          --    $     349,384
 Expenses:
  Asset-based charges...............................        889,679          736,199          585,714        1,810,815
  Less: Reduction for expense limitation............             --               --               --               --
                                                      -------------    -------------    -------------    -------------
  Net Expenses......................................        889,679          736,199          585,714        1,810,815
                                                      -------------    -------------    -------------    -------------
Net Investment Income (Loss)........................       (889,679)        (478,338)        (585,714)      (1,461,431)
                                                      -------------    -------------    -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (5,480,650)      (6,931,195)      (6,622,875)     (17,678,917)
  Realized gain distribution from The Trusts........        753,641          745,776          180,471          589,202
                                                      -------------    -------------    -------------    -------------
 Net realized gain (loss)...........................     (4,727,009)      (6,185,419)      (6,442,404)     (17,089,715)
                                                      -------------    -------------    -------------    -------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (32,293,955)     (18,143,462)     (17,548,296)     (44,901,384)
                                                      -------------    -------------    -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (37,020,964)     (24,328,881)     (23,990,700)     (61,991,099)
                                                      -------------    -------------    -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (37,910,643)   $ (24,807,219)   $ (24,576,414)   $ (63,452,530)
                                                      =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        Multimanager     Target 2015
                                                         Technology       Allocation
                                                     ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $          --    $    376,418
 Expenses:
  Asset-based charges...............................       1,302,169         136,916
  Less: Reduction for expense limitation............              --              --
                                                       -------------    ------------
  Net Expenses......................................       1,302,169         136,916
                                                       -------------    ------------
Net Investment Income (Loss)........................      (1,302,169)        239,502
                                                       -------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        (991,154)     (1,014,487)
  Realized gain distribution from The Trusts........              --         105,853
                                                       -------------    ------------
 Net realized gain (loss)...........................        (991,154)       (908,634)
                                                       -------------    ------------
  Change in unrealized appreciation
   (depreciation) of investments....................     (58,526,063)     (3,370,653)
                                                       -------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (59,517,217)     (4,279,287)
                                                       -------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ (60,819,386)   $ (4,039,785)
                                                       =============    ============



                                                       Target 2025     Target 2035     Target 2045
                                                        Allocation      Allocation      Allocation
                                                     --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    362,035    $    221,187    $    134,040
 Expenses:
  Asset-based charges...............................       136,053          83,787          58,260
  Less: Reduction for expense limitation............            --              --              --
                                                      ------------    ------------    ------------
  Net Expenses......................................       136,053          83,787          58,260
                                                      ------------    ------------    ------------
Net Investment Income (Loss)........................       225,982         137,400          75,780
                                                      ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (566,737)       (236,873)       (360,393)
  Realized gain distribution from The Trusts........       143,534         117,443         114,117
                                                      ------------    ------------    ------------
 Net realized gain (loss)...........................      (423,203)       (119,430)       (246,276)
                                                      ------------    ------------    ------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (4,418,097)     (3,230,970)     (2,231,300)
                                                      ------------    ------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (4,841,300)     (3,350,400)     (2,477,576)
                                                      ------------    ------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (4,615,318)   $ (3,213,000)   $ (2,401,796)
                                                      ============    ============    ============

-------
(a) Commenced operations on March 31, 2008
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA Aggressive
                                                            Allocation
                                                 ---------------------------------
                                                       2008             2007
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     814,347     $  2,110,936
 Net realized gain (loss) on investments........      2,977,982        9,108,997
 Change in unrealized appreciation
  (depreciation) of investments.................    (84,331,136)      (6,954,750)
                                                  -------------     ------------
 Net increase (decrease) in net assets from
  operations....................................    (80,538,807)       4,265,183
                                                  -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     62,695,319       54,226,477
  Transfers between funds including
   guaranteed interest account, net.............     14,185,869       34,562,020
  Transfers for contract benefit and
   terminations.................................    (10,686,837)      (8,914,260)
  Contract maintenance charges..................       (375,724)        (170,154)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                  -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     65,818,627       79,704,083
                                                  -------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         43,901             (509)
                                                  -------------     ------------
Increase (Decrease) in Net Assets...............    (14,676,279)      83,968,757
Net Assets -- Beginning of Period...............    161,377,875       77,409,118
                                                  -------------     ------------
Net Assets -- End of Period.....................  $ 146,701,596     $161,377,875
                                                  =============     ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................             --               --
 Units Redeemed.................................             --               --
                                                  -------------     ------------
 Net Increase (Decrease)........................             --               --
                                                  -------------     ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            806              707
 Units Redeemed.................................           (270)            (190)
                                                  -------------     ------------
 Net Increase (Decrease)........................            536              517
                                                  -------------     ------------



                                                        AXA Conservative              AXA Conservative-Plus
                                                           Allocation                       Allocation
                                                 ------------------------------- --------------------------------
                                                       2008            2007            2008             2007
                                                 --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $  1,863,635    $  1,173,493    $    2,016,173   $  1,746,797
 Net realized gain (loss) on investments........    (1,480,846)      1,032,966        (2,194,368)     2,435,254
 Change in unrealized appreciation
  (depreciation) of investments.................    (7,222,441)       (841,932)      (19,682,014)    (1,896,227)
                                                  ------------    ------------    --------------   ------------
 Net increase (decrease) in net assets from
  operations....................................    (6,839,652)      1,364,527       (19,860,209)     2,285,824
                                                  ------------    ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........    12,520,766       9,072,870        23,885,189     21,433,036
  Transfers between funds including
   guaranteed interest account, net.............    11,828,528      19,023,354         5,456,214     21,846,163
  Transfers for contract benefit and
   terminations.................................    (6,410,205)     (3,601,931)       (9,704,070)    (6,889,845)
  Contract maintenance charges..................       (44,531)        (20,616)         (120,601)       (61,923)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                --             --
                                                  ------------    ------------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    17,894,558      24,473,677        19,516,732     36,327,431
                                                  ------------    ------------    --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         2,999                             1,500             47
                                                  ------------    ------------    --------------   ------------
Increase (Decrease) in Net Assets...............    11,057,905      25,838,204          (341,977)    38,613,302
Net Assets -- Beginning of Period...............    44,775,311      18,937,107        80,094,710     41,481,408
                                                  ------------    ------------    --------------   ------------
Net Assets -- End of Period.....................  $ 55,833,216    $ 44,775,311    $   79,752,733   $ 80,094,710
                                                  ============    ============    ==============   ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            --              --                --             --
 Units Redeemed.................................            --              --                --             --
                                                  ------------    ------------    --------------   ------------
 Net Increase (Decrease)........................            --              --                --             --
                                                  ------------    ------------    --------------   ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................           395             327               450            438
 Units Redeemed.................................          (234)           (116)             (284)          (146)
                                                  ------------    ------------    --------------   ------------
 Net Increase (Decrease)........................           161             211               166            292
                                                  ------------    ------------    --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             AXA Moderate
                                                              Allocation
                                                 -------------------------------------
                                                        2008               2007
                                                 ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................   $   40,942,571     $   39,436,364
 Net realized gain (loss) on investments........       57,248,178         62,893,133
 Change in unrealized appreciation
  (depreciation) of investments.................     (539,334,183)       (11,964,149)
                                                   --------------     --------------
 Net increase (decrease) in net assets from
  operations....................................     (441,143,434)        90,365,348
                                                   --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      158,429,130        151,377,299
  Transfers between funds including
   guaranteed interest account, net.............      (33,272,842)        28,229,318
  Transfers for contract benefit and
   terminations.................................     (163,855,474)      (205,914,111)
  Contract maintenance charges..................       (1,463,668)        (1,218,186)
  Adjustments to net assets allocated to
   contracts in payout period...................        2,078,957           (680,602)
                                                   --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (38,083,897)       (28,206,282)
                                                   --------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         (686,814)         2,433,061
                                                   --------------     --------------
Increase (Decrease) in Net Assets...............     (479,914,145)        64,592,127
Net Assets -- Beginning of Period...............    1,765,599,025      1,701,006,898
                                                   --------------     --------------
Net Assets -- End of Period.....................   $1,285,684,880     $1,765,599,025
                                                   ==============     ==============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            3,112              2,823
 Units Redeemed.................................           (3,729)            (3,432)
                                                   --------------     --------------
 Net Increase (Decrease)........................             (617)              (609)
                                                   --------------     --------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              419                419
 Units Redeemed.................................             (299)              (210)
                                                   --------------     --------------
 Net Increase (Decrease)........................              120                209
                                                   --------------     --------------



                                                                                        Crossings       Crossings
                                                         AXA Moderate-Plus             Aggressive      Conservative
                                                             Allocation              Allocation (i)   Allocation (i)
                                                 ---------------------------------- ---------------- ---------------
                                                        2008             2007             2008             2008
                                                 ----------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     5,910,655   $   8,409,404     $    12,019      $   14,909
 Net realized gain (loss) on investments........       10,837,976      23,686,021             552          (6,377)
 Change in unrealized appreciation
  (depreciation) of investments.................     (214,979,717)    (15,854,312)       (293,012)        (15,452)
                                                  ---------------   -------------     -----------      ----------
 Net increase (decrease) in net assets from
  operations....................................     (198,231,086)     16,241,113        (280,441)         (6,920)
                                                  ---------------   -------------     -----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      146,284,330     143,019,927         718,726         444,957
  Transfers between funds including
   guaranteed interest account, net.............       30,313,594     119,368,137              --        (351,738)
  Transfers for contract benefit and
   terminations.................................      (39,102,662)    (31,788,962)             --              --
  Contract maintenance charges..................         (893,634)       (456,144)             --              --
  Adjustments to net assets allocated to
   contracts in payout period...................               --              --              --              --
                                                  ---------------   -------------     -----------      ----------
Net increase (decrease) in net assets from
 contractowners transactions....................      136,601,628     230,142,958         718,726          93,219
                                                  ---------------   -------------     -----------      ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............               --             830         200,000         199,999
                                                  ---------------   -------------     -----------      ----------
Increase (Decrease) in Net Assets...............      (61,629,458)    246,384,901         638,285         286,298
Net Assets -- Beginning of Period...............      513,807,219     267,422,318              --              --
                                                  ---------------   -------------     -----------      ----------
Net Assets -- End of Period.....................  $   452,177,761   $ 513,807,219     $   638,285      $  286,298
                                                  ===============   =============     ===========      ==========
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................               --              --              --              --
 Units Redeemed.................................               --              --              --              --
                                                  ---------------   -------------     -----------      ----------
 Net Increase (Decrease)........................               --              --              --              --
                                                  ---------------   -------------     -----------      ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            1,934           2,052               7               5
 Units Redeemed.................................             (849)           (458)             --              (4)
                                                  ---------------   -------------     -----------      -------------
 Net Increase (Decrease)........................            1,085           1,594               7               1
                                                  ---------------   -------------     -----------      ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      Crossings          Crossings        Crossings
                                                  Conservative-Plus      Moderate       Moderate-Plus
                                                    Allocation (i)    Allocation (i)   Allocation (i)
                                                 ------------------- ---------------- ----------------
                                                         2008              2008             2008
                                                 ------------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................      $  10,280         $   9,438        $  13,871
 Net realized gain (loss) on investments........            463               662              798
 Change in unrealized appreciation
  (depreciation) of investments.................        (42,655)          (50,514)         (60,040)
                                                      ---------         ---------        ---------
 Net increase (decrease) in net assets from
  operations....................................        (31,912)          (40,414)         (45,371)
                                                      ---------         ---------        ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........         46,001            62,500          378,860
  Transfers between funds including
   guaranteed interest account, net.............             --                --          351,738
  Transfers for contract benefit and
   terminations.................................             --              (521)          (1,563)
  Contract maintenance charges..................             --                --               --
  Adjustments to net assets allocated to
   contracts in payout period...................             --                --               --
                                                      ---------         ---------        ---------
Net increase (decrease) in net assets from
 contractowners transactions....................         46,001            61,979          729,035
                                                      ---------         ---------        ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        200,000           200,000          200,001
                                                      ---------         ---------        ---------
Increase (Decrease) in Net Assets...............        214,089           221,565          883,665
Net Assets -- Beginning of Period...............             --                --               --
                                                      ---------         ---------        ---------
Net Assets -- End of Period.....................      $ 214,089         $ 221,565        $ 883,665
                                                      =========         =========        =========
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................             --                --               --
 Units Redeemed.................................             --                --               --
                                                      ---------         ---------        ---------
 Net Increase (Decrease)........................             --                --               --
                                                      ---------         ---------        ---------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              1                 1               10
 Units Redeemed.................................             --                --               --
                                                      ---------         ---------        ---------
 Net Increase (Decrease)........................              1                 1               10
                                                      ---------         ---------        ---------



                                                                                               EQ/AllianceBernstein
                                                          EQ/AllianceBernstein               Intermediate Government
                                                              Common Stock                          Securities
                                                 -------------------------------------- ----------------------------------
                                                         2008               2007               2008              2007
                                                 ------------------- ------------------ ------------------ ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $      15,044,931    $     (169,655)    $  2,567,323      $   3,903,584
 Net realized gain (loss) on investments........        (65,116,116)       79,901,173         (565,335)          (970,093)
 Change in unrealized appreciation
  (depreciation) of investments.................     (1,473,150,946)       27,484,537          871,480          3,752,005
                                                  -----------------    --------------     ------------      -------------
 Net increase (decrease) in net assets from
  operations....................................     (1,523,222,131)      107,216,055        2,873,468          6,685,496
                                                  -----------------    --------------     ------------      -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........        115,204,005       163,082,552       11,582,938         10,940,399
  Transfers between funds including
   guaranteed interest account, net.............       (193,747,968)     (288,982,562)       1,361,797         (3,929,382)
  Transfers for contract benefit and
   terminations.................................       (284,343,239)     (485,116,602)     (17,359,434)       (16,055,518)
  Contract maintenance charges..................         (2,113,730)       (2,337,851)        (112,074)           (98,606)
  Adjustments to net assets allocated to
   contracts in payout period...................         11,374,643         1,817,256           27,591             38,353
                                                  -----------------    --------------     ------------      -------------
Net increase (decrease) in net assets from
 contractowners transactions....................       (353,626,289)     (611,537,207)      (4,499,182)        (9,104,754)
                                                  -----------------    --------------     ------------      -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        (10,895,584)       (4,079,702)         (20,060)           (86,833)
                                                  -----------------    --------------     ------------      -------------
Increase (Decrease) in Net Assets...............     (1,887,744,004)     (508,400,854)      (1,645,774)        (2,506,091)
Net Assets -- Beginning of Period...............      3,679,812,164     4,188,213,018      122,266,788        124,772,879
                                                  -----------------    --------------     ------------      -------------
Net Assets -- End of Period.....................  $   1,792,068,160    $3,679,812,164     $120,621,014      $ 122,266,788
                                                  =================    ==============     ============      =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................                759               752              163                112
 Units Redeemed.................................             (1,971)           (2,345)            (186)              (144)
                                                  -----------------    --------------     ------------      -------------
 Net Increase (Decrease)........................             (1,212)           (1,593)             (23)               (32)
                                                  -----------------    --------------     ------------      -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................                161               214               79                 35
 Units Redeemed.................................               (370)             (388)             (84)               (64)
                                                  -----------------    --------------     ------------      -------------
 Net Increase (Decrease)........................               (209)             (174)              (5)               (29)
                                                  -----------------    --------------     -------------     -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/AllianceBernstein
                                                            International
                                                 -----------------------------------
                                                        2008              2007
                                                 ----------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    11,005,823   $     1,689,847
 Net realized gain (loss) on investments........        6,872,900       156,460,401
 Change in unrealized appreciation
  (depreciation) of investments.................     (494,553,038)      (65,600,773)
                                                  ---------------   ---------------
 Net increase (decrease) in net assets from
  operations....................................     (476,674,315)       92,549,475
                                                  ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       63,982,209        81,508,287
  Transfers between funds including
   guaranteed interest account, net.............      (38,651,182)        6,171,213
  Transfers for contract benefit and
   terminations.................................      (73,696,145)     (105,427,840)
  Contract maintenance charges..................         (653,989)         (650,594)
  Adjustments to net assets allocated to
   contracts in payout period...................        1,607,709          (876,667)
                                                  ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (47,411,398)      (19,275,601)
                                                  ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       (2,437,704)          842,726
                                                  ---------------   ---------------
Increase (Decrease) in Net Assets...............     (526,523,417)       74,116,600
Net Assets -- Beginning of Period...............      964,792,596       890,675,996
                                                  ---------------   ---------------
Net Assets -- End of Period.....................  $   438,269,179   $   964,792,596
                                                  ===============   ===============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              646               803
 Units Redeemed.................................             (931)             (945)
                                                  ---------------   ---------------
 Net Increase (Decrease)........................             (285)             (142)
                                                  ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              171               254
 Units Redeemed.................................             (214)             (195)
                                                  ---------------   ---------------
 Net Increase (Decrease)........................              (43)               59
                                                  ---------------   ---------------



                                                        EQ/AllianceBernstein                   EQ/Ariel
                                                          Small Cap Growth                  Appreciation II
                                                 ---------------------------------- -------------------------------
                                                        2008             2007              2008            2007
                                                 ----------------- ---------------- ----------------- -------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    (3,902,536)  $  (5,041,206)    $    (11,640)    $  (31,411)
 Net realized gain (loss) on investments........      (10,692,739)     82,670,344         (161,966)       234,651
 Change in unrealized appreciation
  (depreciation) of investments.................     (155,495,800)    (23,317,507)      (1,035,579)      (295,137)
                                                  ---------------   -------------     ------------     ----------
 Net increase (decrease) in net assets from
  operations....................................     (170,091,075)     54,311,631       (1,209,185)       (91,897)
                                                  ---------------   -------------     ------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       25,173,864      30,149,425          260,710        537,998
  Transfers between funds including
   guaranteed interest account, net.............      (16,720,827)    (23,203,648)        (195,688)        17,479
  Transfers for contract benefit and
   terminations.................................      (29,505,104)    (43,266,870)        (193,195)      (448,436)
  Contract maintenance charges..................         (305,569)       (317,674)          (1,409)          (769)
  Adjustments to net assets allocated to
   contracts in payout period...................          950,486        (850,410)              --             --
                                                  ---------------   -------------     ------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions....................      (20,407,150)    (37,489,177)        (129,582)       106,272
                                                  ---------------   -------------     ------------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         (806,239)        778,057               --             --
                                                  ---------------   -------------     ------------     ----------
Increase (Decrease) in Net Assets...............     (191,304,464)     17,600,511       (1,338,767)        14,375
Net Assets -- Beginning of Period...............      391,519,934     373,919,423        3,237,190      3,222,815
                                                  ---------------   -------------     ------------     ----------
Net Assets -- End of Period.....................  $   200,215,470   $ 391,519,934     $  1,898,423     $3,237,190
                                                  ===============   =============     ============     ==========
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              335             371               --             --
 Units Redeemed.................................             (428)           (528)              --             --
                                                  ---------------   -------------     ------------     ----------
 Net Increase (Decrease)........................              (93)           (157)              --             --
                                                  ---------------   -------------     ------------     ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................               64              74               10             16
 Units Redeemed.................................              (99)           (113)             (12)           (15)
                                                  ---------------   -------------     ------------     ----------
 Net Increase (Decrease)........................              (35)            (39)                (2)           1
                                                  ---------------   -------------     ---------------  ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/AXA Rosenberg Value
                                                         Long/Short Equity
                                                 ----------------------------------
                                                       2008              2007
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................    $ (92,447)      $     64,057
 Net realized gain (loss) on investments........     (298,449)           (30,630)
 Change in unrealized appreciation
  (depreciation) of investments.................     (256,663)           134,180
                                                    ---------       ------------
 Net increase (decrease) in net assets from
  operations....................................     (647,559)           167,607
                                                    ---------       ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........    1,519,397          1,232,476
  Transfers between funds including
   guaranteed interest account, net.............     (925,898)        (1,170,387)
  Transfers for contract benefit and
   terminations.................................     (828,872)          (841,931)
  Contract maintenance charges..................       (5,519)            (4,201)
  Adjustments to net assets allocated to
   contracts in payout period...................           --                 --
                                                    ---------       ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (240,892)          (784,043)
                                                    ---------       ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           --               (131)
                                                    ---------       ------------
Increase (Decrease) in Net Assets...............     (888,451)          (616,567)
Net Assets -- Beginning of Period...............    8,993,345          9,609,912
                                                    ---------       ------------
Net Assets -- End of Period.....................    $8,104,894      $  8,993,345
                                                    ==========      ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................           --                 --
 Units Redeemed.................................           --                 --
                                                    ----------      ------------
 Net Increase (Decrease)........................           --                 --
                                                    ----------      ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................           65                 36
 Units Redeemed.................................          (67)               (44)
                                                    ----------      ------------
 Net Increase (Decrease)........................           (2)                (8)
                                                    ----------      ------------



                                                            EQ/BlackRock                       EQ/BlackRock
                                                         Basic Value Equity                International Value
                                                 ---------------------------------- ----------------------------------
                                                        2008             2007              2008             2007
                                                 ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     1,229,429   $    (933,078)   $     2,603,270   $   2,127,582
 Net realized gain (loss) on investments........      (10,123,326)     54,500,800            906,649      63,591,750
 Change in unrealized appreciation
  (depreciation) of investments.................     (131,981,904)    (53,893,635)      (154,451,415)    (38,025,776)
                                                  ---------------   -------------    ---------------   -------------
 Net increase (decrease) in net assets from
  operations....................................     (140,875,801)       (325,913)      (150,941,496)     27,693,556
                                                  ---------------   -------------    ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       35,173,152      42,331,336         36,599,874      49,118,204
  Transfers between funds including
   guaranteed interest account, net.............      (15,090,411)    (11,188,106)       (24,098,212)        222,107
  Transfers for contract benefit and
   terminations.................................      (26,809,274)    (38,515,211)       (22,285,075)    (30,119,561)
  Contract maintenance charges..................         (293,875)       (294,561)          (290,822)       (275,242)
  Adjustments to net assets allocated to
   contracts in payout period...................               --              --                 --              --
                                                  ---------------   -------------    ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions....................       (7,020,408)     (7,666,542)       (10,074,235)     18,945,508
                                                  ---------------   -------------    ---------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............               --            (445)           (53,997)         (1,520)
                                                  ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets...............     (147,896,209)     (7,992,900)      (161,069,728)     46,637,544
Net Assets -- Beginning of Period...............      383,208,474     391,201,374        351,821,662     305,184,118
                                                  ---------------   -------------    ---------------   -------------
Net Assets -- End of Period.....................  $   235,312,265   $ 383,208,474    $   190,751,934   $ 351,821,662
                                                  ===============   =============    ===============   =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................               --              --                 --              --
 Units Redeemed.................................               --              --                 --              --
                                                  ---------------   -------------    ---------------   -------------
 Net Increase (Decrease)........................               --              --                 --              --
                                                  ---------------   -------------    ---------------   -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              362             330                457             646
 Units Redeemed.................................             (390)           (362)              (527)           (528)
                                                  ---------------   -------------    ---------------   -------------
 Net Increase (Decrease)........................              (28)            (32)               (70)            118
                                                  ---------------   -------------    ---------------   -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Boston Advisors
                                                          Equity Income
                                                 --------------------------------
                                                       2008             2007
                                                 ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $      553,627   $    353,973
 Net realized gain (loss) on investments........      (2,890,496)     5,871,824
 Change in unrealized appreciation
  (depreciation) of investments.................     (17,935,820)    (5,192,746)
                                                  --------------   ------------
 Net increase (decrease) in net assets from
  operations....................................     (20,272,689)     1,033,051
                                                  --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       7,847,391      9,015,589
  Transfers between funds including
   guaranteed interest account, net.............         (42,357)     1,490,840
  Transfers for contract benefit and
   terminations.................................      (3,305,461)    (3,865,927)
  Contract maintenance charges..................         (51,249)       (40,300)
  Adjustments to net assets allocated to
   contracts in payout period...................              --             --
                                                  --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................       4,448,324      6,600,202
                                                  --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         (14,803)        24,976
                                                  --------------   ------------
Increase (Decrease) in Net Assets...............     (15,839,168)     7,658,229
Net Assets -- Beginning of Period...............      58,381,399     50,723,170
                                                  --------------   ------------
Net Assets -- End of Period.....................  $   42,542,231   $ 58,381,399
                                                  ==============   ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --             --
 Units Redeemed.................................              --             --
                                                  --------------   ------------
 Net Increase (Decrease)........................              --             --
                                                  --------------   ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             193            166
 Units Redeemed.................................            (151)          (115)
                                                  --------------   ------------
 Net Increase (Decrease)........................              42             51
                                                  --------------   ------------



                                                            EQ/Calvert                      EQ/Capital
                                                       Socially Responsible              Guardian Growth
                                                 -------------------------------- ------------------------------
                                                       2008             2007            2008           2007
                                                 ---------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     (181,924)  $   (203,327)   $   (178,502)   $   (196,797)
 Net realized gain (loss) on investments........        (525,890)     1,871,539        (425,655)        962,601
 Change in unrealized appreciation
  (depreciation) of investments.................     (10,088,694)       426,570      (7,462,227)       (452,942)
                                                  --------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations....................................     (10,796,508)     2,094,782      (8,066,384)        312,862
                                                  --------------   ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       3,316,280      3,625,295       2,677,038       2,838,215
  Transfers between funds including
   guaranteed interest account, net.............        (849,548)       678,610         625,424       5,339,464
  Transfers for contract benefit and
   terminations.................................        (959,285)    (1,052,026)     (1,135,397)     (1,582,049)
  Contract maintenance charges..................         (29,844)       (28,294)        (15,922)        (12,415)
  Adjustments to net assets allocated to
   contracts in payout period...................              --             --              --              --
                                                  --------------   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................       1,477,603      3,223,585       2,151,143       6,583,215
                                                  --------------   ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............      (1,959,999)                            --              33
                                                  --------------   ------------    ------------    ------------
Increase (Decrease) in Net Assets...............     (11,278,904)     5,318,367      (5,915,241)      6,896,110
Net Assets -- Beginning of Period...............      24,115,318     18,796,951      18,094,190      11,198,080
                                                  --------------   ------------    ------------    ------------
Net Assets -- End of Period.....................  $   12,836,414   $ 24,115,318    $ 12,178,949    $ 18,094,190
                                                  ==============   ============    ============    ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --             --              --              --
 Units Redeemed.................................              --             --              --              --
                                                  --------------   ------------    ------------    ------------
 Net Increase (Decrease)........................              --             --              --              --
                                                  --------------   ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              65             73             109             138
 Units Redeemed.................................             (48)           (40)            (77)            (58)
                                                  --------------   ------------    ------------    ------------
 Net Increase (Decrease)........................              17             33              32              80
                                                  --------------   ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Capital
                                                       Guardian Research (d)
                                                 ----------------------------------
                                                        2008             2007
                                                 ----------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $      (750,230)  $    (186,099)
 Net realized gain (loss) on investments........        6,787,176      22,267,229
 Change in unrealized appreciation
  (depreciation) of investments.................     (102,470,066)    (29,606,074)
                                                  ---------------   -------------
 Net increase (decrease) in net assets from
  operations....................................      (96,433,120)     (7,524,944)
                                                  ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       16,071,443      17,892,867
  Transfers between funds including
   guaranteed interest account, net.............      (22,302,307)    117,170,856
  Transfers for contract benefit and
   terminations.................................      (19,626,367)    (22,944,468)
  Contract maintenance charges..................         (167,850)       (145,033)
  Adjustments to net assets allocated to
   contracts in payout period...................               --              --
                                                  ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (26,025,081)    111,974,222
                                                  ---------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          (49,998)         47,170
                                                  ---------------   -------------
Increase (Decrease) in Net Assets...............     (122,508,199)    104,496,448
Net Assets -- Beginning of Period...............      256,908,128     152,411,680
                                                  ---------------   -------------
Net Assets -- End of Period.....................  $   134,399,929   $ 256,908,128
                                                  ===============   =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................               --              --
 Units Redeemed.................................               --              --
                                                  ---------------   -------------
 Net Increase (Decrease)........................               --              --
                                                  ---------------   -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              209           1,127
 Units Redeemed.................................             (439)           (345)
                                                  ---------------   -------------
 Net Increase (Decrease)........................             (230)            782
                                                  ---------------   -------------



                                                        EQ/Caywood-Scholl                  EQ/Davis New
                                                         High Yield Bond                   York Venture
                                                 ------------------------------- --------------------------------
                                                       2008            2007            2008            2007
                                                 --------------- --------------- --------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $  1,764,826    $  1,535,986    $    (47,871)     $   (2,438)
 Net realized gain (loss) on investments........    (1,173,798)        125,122      (1,281,484)         16,159
 Change in unrealized appreciation
  (depreciation) of investments.................    (6,229,560)     (1,469,113)     (4,244,181)        (75,153)
                                                  ------------    ------------    ------------      ----------
 Net increase (decrease) in net assets from
  operations....................................    (5,638,532)        191,995      (5,573,536)        (61,432)
                                                  ------------    ------------    ------------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,795,393       6,847,343       3,290,446       1,358,012
  Transfers between funds including
   guaranteed interest account, net.............    (1,966,510)      6,094,383       7,856,348       4,705,333
  Transfers for contract benefit and
   terminations.................................    (2,365,155)     (1,754,667)       (837,598)       (179,751)
  Contract maintenance charges..................       (25,633)        (14,010)         (7,190)           (555)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --              --              --
                                                  ------------    ------------    ------------      ----------
Net increase (decrease) in net assets from
 contractowners transactions....................       438,095      11,173,049      10,302,006       5,883,039
                                                  ------------    ------------    ------------      ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           199             (83)          5,661           1,328
                                                  ------------    ------------    ------------      ----------
Increase (Decrease) in Net Assets...............    (5,200,238)     11,364,961       4,734,131       5,822,935
Net Assets -- Beginning of Period...............    27,417,573      16,052,612       6,153,743         330,808
                                                  ------------    ------------    ------------      ----------
Net Assets -- End of Period.....................  $ 22,217,335    $ 27,417,573    $ 10,887,874      $6,153,743
                                                  ============    ============    ============      ==========
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            --              --              --              --
 Units Redeemed.................................            --              --              --              --
                                                  ------------    ------------    ------------      ----------
 Net Increase (Decrease)........................            --              --              --              --
                                                  ------------    ------------    ------------      ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            94             158             179              69
 Units Redeemed.................................           (91)            (59)            (56)             (8)
                                                  ------------    ------------    ------------      ----------
 Net Increase (Decrease)........................             3              99             123              61
                                                  ------------    ------------    ------------      ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Equity 500 Index
                                                 ------------------------------------
                                                        2008              2007
                                                 ----------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     4,592,167    $    2,319,768
 Net realized gain (loss) on investments........      (15,349,915)       68,723,346
 Change in unrealized appreciation
  (depreciation) of investments.................     (365,439,040)      (30,655,199)
                                                  ---------------    --------------
 Net increase (decrease) in net assets from
  operations....................................     (376,196,788)       40,387,915
                                                  ---------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       71,828,024        87,769,862
  Transfers between funds including
   guaranteed interest account, net.............      (41,819,827)      (18,034,604)
  Transfers for contract benefit and
   terminations.................................      (79,599,773)     (124,054,035)
  Contract maintenance charges..................         (800,310)         (827,668)
  Adjustments to net assets allocated to
   contracts in payout period...................        2,008,573          (437,332)
                                                  ---------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (48,383,313)      (55,583,777)
                                                  ---------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       (1,986,759)         (499,774)
                                                  ---------------    --------------
Increase (Decrease) in Net Assets...............     (426,566,860)      (15,695,636)
Net Assets -- Beginning of Period...............    1,026,337,814     1,042,033,450
                                                  ---------------    --------------
Net Assets -- End of Period.....................  $   599,770,954    $1,026,337,814
                                                  ===============    ==============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              577               530
 Units Redeemed.................................             (728)             (696)
                                                  ---------------    --------------
 Net Increase (Decrease)........................             (151)             (166)
                                                  ---------------    --------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              212               228
 Units Redeemed.................................             (262)             (220)
                                                  ---------------    --------------
 Net Increase (Decrease)........................              (50)                8
                                                  ---------------    --------------



                                                          EQ/Evergreen
                                                       International Bond              EQ/Evergreen Omega
                                                 ------------------------------- ------------------------------
                                                       2008            2007            2008           2007
                                                 --------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $  8,813,762     $   310,374    $   (172,226)   $   (321,897)
 Net realized gain (loss) on investments........       333,129         295,506        (887,219)      2,429,165
 Change in unrealized appreciation
  (depreciation) of investments.................    (8,613,881)        516,896      (7,134,040)         36,208
                                                  ------------     -----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations....................................       533,010       1,122,776      (8,193,485)      2,143,476
                                                  ------------     -----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........    11,555,180       3,857,737       2,910,678       3,444,657
  Transfers between funds including
   guaranteed interest account, net.............    24,007,773      11,082,783        (671,200)      2,089,065
  Transfers for contract benefit and
   terminations.................................    (4,367,775)       (879,437)     (1,578,571)     (1,719,036)
  Contract maintenance charges..................       (21,598)         (4,268)        (25,166)        (21,687)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --              --              --
                                                  ------------     -----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    31,173,580      14,056,815         635,741       3,792,999
                                                  ------------     -----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        41,321             973         (30,000)         (2,576)
                                                  ------------     -----------    ------------    ------------
Increase (Decrease) in Net Assets...............    31,747,911      15,180,564      (7,587,744)      5,933,899
Net Assets -- Beginning of Period...............    22,865,766       7,685,202      28,728,234      22,794,335
                                                  ------------     -----------    ------------    ------------
Net Assets -- End of Period.....................  $ 54,613,677     $22,865,766    $ 21,140,490    $ 28,728,234
                                                  ============     ===========    ============    ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            --              --              --              --
 Units Redeemed.................................            --              --              --              --
                                                  ------------     -----------    ------------    ------------
 Net Increase (Decrease)........................            --              --              --              --
                                                  ------------     -----------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................           609             188             113             140
 Units Redeemed.................................          (339)            (52)           (103)           (102)
                                                  ------------     -----------    ------------    ------------
 Net Increase (Decrease)........................           270             136              10              38
                                                  ------------     -----------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Franklin Income
                                                 --------------------------------
                                                       2008             2007
                                                 ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    3,852,908   $  1,886,625
 Net realized gain (loss) on investments........      (6,074,193)       832,287
 Change in unrealized appreciation
  (depreciation) of investments.................     (27,747,139)    (4,316,497)
                                                  --------------   ------------
 Net increase (decrease) in net assets from
  operations....................................     (29,968,424)    (1,597,585)
                                                  --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      12,803,866     23,595,892
  Transfers between funds including
   guaranteed interest account, net.............      (2,142,548)    56,084,639
  Transfers for contract benefit and
   terminations.................................      (7,522,238)    (4,188,828)
  Contract maintenance charges..................         (61,469)       (13,285)
  Adjustments to net assets allocated to
   contracts in payout period...................              --             --
                                                  --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................       3,077,611     75,478,418
                                                  --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          22,156          1,579
                                                  --------------   ------------
Increase (Decrease) in Net Assets...............     (26,868,657)    73,882,412
Net Assets -- Beginning of Period...............      86,649,787     12,767,375
                                                  --------------   ------------
Net Assets -- End of Period.....................  $   59,781,130   $ 86,649,787
                                                  ==============   ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --             --
 Units Redeemed.................................              --             --
                                                  --------------   ------------
 Net Increase (Decrease)........................              --             --
                                                  --------------   ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             334            834
 Units Redeemed.................................            (314)          (131)
                                                  --------------   ------------
 Net Increase (Decrease)........................              20            703
                                                  --------------   ------------



                                                       EQ/Franklin Small             EQ/Franklin Templeton
                                                           Cap Value                 Founding Strategy (a)
                                                 ------------------------------ --------------------------------
                                                       2008           2007            2008             2007
                                                 --------------- -------------- ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     (21,218)   $  (36,893)   $    1,127,732    $   270,550
 Net realized gain (loss) on investments........     (1,222,983)     (398,017)       (2,009,560)       (34,178)
 Change in unrealized appreciation
  (depreciation) of investments.................     (2,122,181)     (559,628)      (14,564,276)      (994,758)
                                                  -------------    ----------    --------------    -----------
 Net increase (decrease) in net assets from
  operations....................................     (3,366,382)     (994,538)      (15,446,104)      (758,386)
                                                  -------------    ----------    --------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      2,193,319     2,793,137        10,927,635      9,979,563
  Transfers between funds including
   guaranteed interest account, net.............      2,782,845     3,782,881         8,279,850     19,011,157
  Transfers for contract benefit and
   terminations.................................       (413,615)     (394,344)       (1,805,323)      (402,681)
  Contract maintenance charges..................         (9,204)       (2,277)          (47,453)        (2,861)
  Adjustments to net assets allocated to
   contracts in payout period...................             --            --                --             --
                                                  -------------    ----------    --------------    -----------
Net increase (decrease) in net assets from
 contractowners transactions....................      4,553,345     6,179,397        17,354,709     28,585,178
                                                  -------------    ----------    --------------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          1,065           935               641            358
                                                  -------------    ----------    --------------    -----------
Increase (Decrease) in Net Assets...............      1,188,028     5,185,794         1,909,246     27,827,150
Net Assets -- Beginning of Period...............      6,401,852     1,216,058        27,827,150             --
                                                  -------------    ----------    --------------    -----------
Net Assets -- End of Period.....................  $   7,589,880    $6,401,852    $   29,736,396    $27,827,150
                                                  =============    ==========    ==============    ===========
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................             --            --                --             --
 Units Redeemed.................................             --            --                --             --
                                                  -------------    ----------    --------------    -----------
 Net Increase (Decrease)........................             --            --                --             --
                                                  -------------    ----------    --------------    -----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            126           124               295            308
 Units Redeemed.................................            (74)          (69)              (86)           (16)
                                                  -------------    ----------    --------------    -----------
 Net Increase (Decrease)........................             52            55               209            292
                                                  -------------    ----------    --------------    -----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/GAMCO
                                                           Mergers and                    EQ/GAMCO Small
                                                          Acquisitions                     Company Value
                                                 ------------------------------- ---------------------------------
                                                       2008            2007            2008             2007
                                                 --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    (92,865)    $   (48,849)   $    (833,973)    $   (801,974)
 Net realized gain (loss) on investments........       (13,662)        829,987          692,813        9,269,003
 Change in unrealized appreciation
  (depreciation) of investments.................    (1,945,925)       (681,020)     (46,509,043)      (3,368,670)
                                                  ------------     -----------    -------------     ------------
 Net increase (decrease) in net assets from
  operations....................................    (2,052,452)        100,118      (46,650,203)       5,098,359
                                                  ------------     -----------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,818,788       2,835,548       27,748,549       27,902,521
  Transfers between funds including
   guaranteed interest account, net.............    (1,148,320)      3,076,086       11,624,800       35,891,164
  Transfers for contract benefit and
   terminations.................................      (885,038)       (704,858)      (8,616,880)      (7,459,799)
  Contract maintenance charges..................        (9,933)         (5,236)        (139,044)         (72,198)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --               --               --
                                                  ------------     -----------    -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................       775,497       5,201,540       30,617,425       56,261,688
                                                  ------------     -----------    -------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --              --           28,542            3,666
                                                  ------------     -----------    -------------     ------------
Increase (Decrease) in Net Assets...............    (1,276,955)      5,301,658      (16,004,236)      61,363,713
Net Assets -- Beginning of Period...............    12,894,827       7,593,169      127,593,090       66,229,377
                                                  ------------     -----------    -------------     ------------
Net Assets -- End of Period.....................  $ 11,617,872     $12,894,827    $ 111,588,854     $127,593,090
                                                  ============     ===========    =============     ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            --              --               --               --
 Units Redeemed.................................            --              --               --               --
                                                  ------------     -----------    -------------     ------------
 Net Increase (Decrease)........................            --              --               --               --
                                                  ------------     -----------    -------------     ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            55              72              507              627
 Units Redeemed.................................           (48)            (29)            (260)            (245)
                                                  ------------     -----------    -------------     ------------
 Net Increase (Decrease)........................             7              43              247              382
                                                  ------------     -----------    -------------     ------------



                                                         EQ/International
                                                             Core PLUS
                                                 ---------------------------------
                                                       2008             2007
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $      325,471   $    (965,442)
 Net realized gain (loss) on investments........      (5,191,666)     31,948,219
 Change in unrealized appreciation
  (depreciation) of investments.................     (54,193,771)    (17,185,462)
                                                  --------------   -------------
 Net increase (decrease) in net assets from
  operations....................................     (59,059,966)     13,797,315
                                                  --------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      15,550,576      15,927,821
  Transfers between funds including
   guaranteed interest account, net.............       9,540,290      (2,181,941)
  Transfers for contract benefit and
   terminations.................................      (7,693,350)     (8,910,167)
  Contract maintenance charges..................        (105,397)       (101,727)
  Adjustments to net assets allocated to
   contracts in payout period...................              --              --
                                                  --------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions....................      17,292,119       4,733,986
                                                  --------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          10,002            (558)
                                                  --------------   -------------
Increase (Decrease) in Net Assets...............     (41,757,845)     18,530,743
Net Assets -- Beginning of Period...............     117,075,268      98,544,525
                                                  --------------   -------------
Net Assets -- End of Period.....................  $   75,317,423   $ 117,075,268
                                                  ==============   =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --              --
 Units Redeemed.................................              --              --
                                                  --------------   -------------
 Net Increase (Decrease)........................              --              --
                                                  --------------   -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             362             245
 Units Redeemed.................................            (221)           (211)
                                                  --------------   -------------
 Net Increase (Decrease)........................             141              34
                                                  --------------   -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/International                    EQ/JPMorgan
                                                              Growth                          Core Bond
                                                 -------------------------------- ---------------------------------
                                                       2008             2007            2008             2007
                                                 ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     (108,925)  $   (150,780)   $   3,573,974    $   4,403,675
 Net realized gain (loss) on investments........      (3,281,634)     3,579,708       (4,122,185)        (611,538)
 Change in unrealized appreciation
  (depreciation) of investments.................     (14,766,721)      (488,119)     (12,656,245)      (1,452,592)
                                                  --------------   ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations....................................     (18,157,280)     2,940,809      (13,204,456)       2,339,545
                                                  --------------   ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       6,293,250      6,425,226       13,206,333       20,388,546
  Transfers between funds including
   guaranteed interest account, net.............       2,798,332     17,639,200      (18,239,438)       9,508,305
  Transfers for contract benefit and
   terminations.................................      (2,438,762)    (2,172,958)     (13,830,099)     (11,711,887)
  Contract maintenance charges..................         (25,745)       (13,640)        (130,276)        (105,402)
  Adjustments to net assets allocated to
   contracts in payout period...................              --             --               --               --
                                                  --------------   ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................       6,627,075     21,877,828      (18,993,480)      18,079,562
                                                  --------------   ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           8,003             15               --            2,470
                                                  --------------   ------------    -------------    -------------
Increase (Decrease) in Net Assets...............     (11,522,202)    24,818,652      (32,197,936)      20,421,577
Net Assets -- Beginning of Period...............      37,401,590     12,582,938      138,134,888      117,713,311
                                                  --------------   ------------    -------------    -------------
Net Assets -- End of Period.....................  $   25,879,388   $ 37,401,590    $ 105,936,952    $ 138,134,888
                                                  ==============   ============    =============    =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --             --               --               --
 Units Redeemed.................................              --             --               --               --
                                                  --------------   ------------    -------------    -------------
 Net Increase (Decrease)........................              --             --               --               --
                                                  --------------   ------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             180            264              204              390
 Units Redeemed.................................            (138)          (125)            (375)            (235)
                                                  --------------   ------------    -------------    -------------
 Net Increase (Decrease)........................              42            139             (171)             155
                                                  --------------   ------------    -------------    -------------



                                                            EQ/JPMorgan
                                                        Value Opportunities
                                                 ---------------------------------
                                                       2008             2007
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $      249,999   $       24,403
 Net realized gain (loss) on investments........      (2,995,119)      17,992,197
 Change in unrealized appreciation
  (depreciation) of investments.................     (22,076,352)     (20,010,281)
                                                  --------------   --------------
 Net increase (decrease) in net assets from
  operations....................................     (24,821,472)      (1,993,681)
                                                  --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       4,855,022        6,277,163
  Transfers between funds including
   guaranteed interest account, net.............      (4,840,477)         604,651
  Transfers for contract benefit and
   terminations.................................      (5,774,319)      (8,766,805)
  Contract maintenance charges..................         (50,500)         (51,440)
  Adjustments to net assets allocated to
   contracts in payout period...................              --               --
                                                  --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (5,810,274)      (1,936,431)
                                                  --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         (14,999)             248
                                                  --------------   --------------
Increase (Decrease) in Net Assets...............     (30,646,745)      (3,929,864)
Net Assets -- Beginning of Period...............      64,848,110       68,777,974
                                                  --------------   --------------
Net Assets -- End of Period.....................  $   34,201,365   $   64,848,110
                                                  ==============   ==============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --               --
 Units Redeemed.................................              --               --
                                                  --------------   --------------
 Net Increase (Decrease)........................              --               --
                                                  --------------   --------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              65              130
 Units Redeemed.................................            (116)            (144)
                                                  --------------   --------------
 Net Increase (Decrease)........................             (51)             (14)
                                                  --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Large Cap                     EQ/Large Cap
                                                            Core PLUS                      Growth Index
                                                 ------------------------------- ---------------------------------
                                                       2008            2007            2008             2007
                                                 --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    (121,341)  $    (10,125)   $  (1,335,334)   $  (1,864,505)
 Net realized gain (loss) on investments........       (670,634)     4,855,971        4,067,252       13,405,080
 Change in unrealized appreciation
  (depreciation) of investments.................     (5,301,246)    (4,430,562)     (55,074,446)       5,205,658
                                                  -------------   ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations....................................     (6,093,221)       415,284      (52,342,528)      16,746,233
                                                  -------------   ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      1,320,883      1,614,149        9,599,691       12,179,733
  Transfers between funds including
   guaranteed interest account, net.............        285,015       (548,377)      (5,913,078)     (11,077,052)
  Transfers for contract benefit and
   terminations.................................     (1,215,245)    (2,280,097)     (11,688,324)     (18,052,807)
  Contract maintenance charges..................        (12,113)       (12,511)        (137,871)        (142,188)
  Adjustments to net assets allocated to
   contracts in payout period...................             --             --               --               --
                                                  -------------   ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................        378,540     (1,226,836)      (8,139,582)     (17,092,314)
                                                  -------------   ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        (35,000)            --               --              166
                                                  -------------   ------------    -------------    -------------
Increase (Decrease) in Net Assets...............     (5,749,681)      (811,552)     (60,482,110)        (345,915)
Net Assets -- Beginning of Period...............     15,614,899     16,426,451      145,863,839      146,209,754
                                                  -------------   ------------    -------------    -------------
Net Assets -- End of Period.....................  $   9,865,218   $ 15,614,899    $  85,381,729    $ 145,863,839
                                                  =============   ============    =============    =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................             --             --               --               --
 Units Redeemed.................................             --             --               --               --
                                                  -------------   ------------    -------------    -------------
 Net Increase (Decrease)........................             --             --               --               --
                                                  -------------   ------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             52             33              332              325
 Units Redeemed.................................            (48)           (45)            (461)            (566)
                                                  -------------   ------------    -------------    -------------
 Net Increase (Decrease)........................              4            (12)            (129)            (241)
                                                  -------------   ------------    -------------    -------------



                                                            EQ/Large Cap
                                                            Growth PLUS
                                                 ----------------------------------
                                                        2008             2007
                                                 ----------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    (3,143,101)  $  (3,134,794)
 Net realized gain (loss) on investments........       19,106,098      19,023,896
 Change in unrealized appreciation
  (depreciation) of investments.................     (136,936,125)     25,806,328
                                                  ---------------   -------------
 Net increase (decrease) in net assets from
  operations....................................     (120,973,128)     41,695,430
                                                  ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       18,447,472      20,536,509
  Transfers between funds including
   guaranteed interest account, net.............      (14,291,967)    (15,381,909)
  Transfers for contract benefit and
   terminations.................................      (24,397,661)    (37,777,013)
  Contract maintenance charges..................         (301,773)       (313,495)
  Adjustments to net assets allocated to
   contracts in payout period...................               --              --
                                                  ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (20,543,929)    (32,935,908)
                                                  ---------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          (10,000)          2,255
                                                  ---------------   -------------
Increase (Decrease) in Net Assets...............     (141,527,057)      8,761,777
Net Assets -- Beginning of Period...............      323,038,974     314,277,197
                                                  ---------------   -------------
Net Assets -- End of Period.....................  $   181,511,917   $ 323,038,974
                                                  ===============   =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................               --              --
 Units Redeemed.................................               --              --
                                                  ---------------   -------------
 Net Increase (Decrease)........................               --              --
                                                  ---------------   -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              292             283
 Units Redeemed.................................             (450)           (500)
                                                  ---------------   -------------
 Net Increase (Decrease)........................             (158)           (217)
                                                  ---------------   -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Large Cap
                                                            Value Index
                                                 ----------------------------------
                                                        2008              2007
                                                 ------------------ ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................   $      21,882     $   (270,230)
 Net realized gain (loss) on investments........      (2,502,240)         857,237
 Change in unrealized appreciation
  (depreciation) of investments.................      (8,932,464)      (2,224,944)
                                                   -------------     ------------
 Net increase (decrease) in net assets from
  operations....................................     (11,412,822)      (1,637,937)
                                                   -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       2,580,692        4,286,445
  Transfers between funds including
   guaranteed interest account, net.............      (2,440,801)         837,601
  Transfers for contract benefit and
   terminations.................................        (887,373)      (1,401,094)
  Contract maintenance charges..................         (14,772)         (14,476)
  Adjustments to net assets allocated to
   contracts in payout period...................              --               --
                                                   -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................        (762,254)       3,708,476
                                                   -------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           2,999               --
                                                   -------------     ------------
Increase (Decrease) in Net Assets...............     (12,172,077)       2,070,539
Net Assets -- Beginning of Period...............      20,937,673       18,867,134
                                                   -------------     ------------
Net Assets -- End of Period.....................   $   8,765,596     $ 20,937,673
                                                   =============     ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --               --
 Units Redeemed.................................              --               --
                                                   -------------     ------------
 Net Increase (Decrease)........................              --               --
                                                   -------------     ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              93               79
 Units Redeemed.................................             (96)             (46)
                                                   -------------     ------------
 Net Increase (Decrease)........................              (3)              33
                                                   -------------     ------------



                                                             EQ/Large Cap
                                                            Value PLUS (h)                   EQ/Long Term Bond
                                                 ------------------------------------ -------------------------------
                                                        2008              2007              2008            2007
                                                 ----------------- ------------------ --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    19,085,314    $   12,731,681    $    977,684    $    643,589
 Net realized gain (loss) on investments........     (117,593,521)      163,919,688          82,540         (55,376)
 Change in unrealized appreciation
  (depreciation) of investments.................     (513,769,969)     (266,779,879)       (273,561)        705,823
                                                  ---------------    --------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations....................................     (612,278,176)      (90,128,510)        786,663       1,294,036
                                                  ---------------    --------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      100,501,570       103,244,325       4,714,511       4,804,772
  Transfers between funds including
   guaranteed interest account, net.............     (143,263,597)    1,088,938,159      (1,849,963)      1,763,155
  Transfers for contract benefit and
   terminations.................................     (115,761,488)      (94,156,283)     (1,498,825)     (1,651,942)
  Contract maintenance charges..................       (1,079,734)         (692,001)        (26,071)        (16,051)
  Adjustments to net assets allocated to
   contracts in payout period...................        3,533,417        (7,127,679)             --              --
                                                  ---------------    --------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (156,069,832)    1,090,206,521       1,339,652       4,899,934
                                                  ---------------    --------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       (3,373,572)        6,734,139           2,002            (116)
                                                  ---------------    --------------    ------------    ------------
Increase (Decrease) in Net Assets...............     (771,721,580)    1,006,812,150       2,128,317       6,193,854
Net Assets -- Beginning of Period...............    1,507,400,324       500,588,174      23,945,843      17,751,989
                                                  ---------------    --------------    ------------    ------------
Net Assets -- End of Period.....................  $   735,678,744    $1,507,400,324    $ 26,074,160    $ 23,945,843
                                                  ===============    ==============    ============    ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            1,191            10,615              --              --
 Units Redeemed.................................           (2,292)           (1,228)             --              --
                                                  ---------------    --------------    ------------    ------------
 Net Increase (Decrease)........................           (1,101)            9,387              --              --
                                                  ---------------    --------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              139             1,238             123             120
 Units Redeemed.................................             (497)           (2,995)           (110)            (73)
                                                  ---------------    --------------    ------------    ------------
 Net Increase (Decrease)........................             (358)           (1,757)             13              47
                                                  ---------------    --------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Lord Abbett
                                                        Growth and Income
                                                 -------------------------------
                                                       2008            2007
                                                 --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     37,868    $    (18,308)
 Net realized gain (loss) on investments........    (1,134,120)      1,258,890
 Change in unrealized appreciation
  (depreciation) of investments.................    (5,128,693)       (973,321)
                                                  ------------    ------------
 Net increase (decrease) in net assets from
  operations....................................    (6,224,945)        267,261
                                                  ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,828,588       3,683,315
  Transfers between funds including
   guaranteed interest account, net.............    (1,398,885)      2,274,262
  Transfers for contract benefit and
   terminations.................................      (955,928)     (1,524,893)
  Contract maintenance charges..................       (13,272)         (9,951)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --
                                                  ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................       460,503       4,422,733
                                                  ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         5,801              --
                                                  ------------    ------------
Increase (Decrease) in Net Assets...............    (5,758,641)      4,689,994
Net Assets -- Beginning of Period...............    16,386,315      11,696,321
                                                  ------------    ------------
Net Assets -- End of Period.....................  $ 10,627,674    $ 16,386,315
                                                  ============    ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            --              --
 Units Redeemed.................................            --              --
                                                  ------------    ------------
 Net Increase (Decrease)........................            --              --
                                                  ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            57              87
 Units Redeemed.................................           (52)            (52)
                                                  ------------    ------------
 Net Increase (Decrease)........................             5              35
                                                  ------------    ------------



                                                         EQ/Lord Abbett                 EQ/Lord Abbett
                                                         Large Cap Core                  Mid Cap Value
                                                 ------------------------------ -------------------------------
                                                       2008           2007            2008            2007
                                                 --------------- -------------- ---------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $       1,586    $  (25,395)   $       77,473   $   (172,634)
 Net realized gain (loss) on investments........       (425,713)      536,330        (2,179,711)     3,605,628
 Change in unrealized appreciation
  (depreciation) of investments.................     (2,745,634)      (70,442)      (10,166,453)    (4,638,663)
                                                  -------------    ----------    --------------   ------------
 Net increase (decrease) in net assets from
  operations....................................     (3,169,761)      440,493       (12,268,691)    (1,205,669)
                                                  -------------    ----------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      1,635,333     1,471,773         5,001,653      6,183,702
  Transfers between funds including
   guaranteed interest account, net.............      4,283,668     1,723,403           533,313      8,576,856
  Transfers for contract benefit and
   terminations.................................       (788,437)     (654,159)       (1,823,073)    (2,458,593)
  Contract maintenance charges..................         (6,477)       (3,409)          (22,197)       (13,770)
  Adjustments to net assets allocated to
   contracts in payout period...................             --            --                --             --
                                                  -------------    ----------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................      5,124,087     2,537,608         3,689,696     12,288,195
                                                  -------------    ----------    --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            999            --               500             96
                                                  -------------    ----------    --------------   ------------
Increase (Decrease) in Net Assets...............      1,955,325     2,978,101        (8,578,495)    11,082,622
Net Assets -- Beginning of Period...............      7,111,640     4,133,539        28,444,914     17,362,292
                                                  -------------    ----------    --------------   ------------
Net Assets -- End of Period.....................  $   9,066,965    $7,111,640    $   19,866,419   $ 28,444,914
                                                  =============    ==========    ==============   ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................             --            --                --             --
 Units Redeemed.................................             --            --                --             --
                                                  -------------    ----------    --------------   ------------
 Net Increase (Decrease)........................             --            --                --             --
                                                  -------------    ----------    --------------   ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             82            35               116            186
 Units Redeemed.................................            (32)          (16)              (78)           (95)
                                                  -------------    ----------    --------------   ------------
 Net Increase (Decrease)........................             50            19                38             91
                                                  -------------    ----------    --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Marsico Focus
                                                 ----------------------------------
                                                        2008             2007
                                                 ----------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    (1,059,144)  $  (4,048,295)
 Net realized gain (loss) on investments........        2,338,813      52,164,132
 Change in unrealized appreciation
  (depreciation) of investments.................     (182,613,673)     (4,405,374)
                                                  ---------------   -------------
 Net increase (decrease) in net assets from
  operations....................................     (181,334,004)     43,710,463
                                                  ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       62,704,915      68,588,667
  Transfers between funds including
   guaranteed interest account, net.............        5,358,563       5,403,951
  Transfers for contract benefit and
   terminations.................................      (25,940,513)    (28,067,356)
  Contract maintenance charges..................         (401,683)       (339,839)
  Adjustments to net assets allocated to
   contracts in payout period...................               --              --
                                                  ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions....................       41,721,282      45,585,423
                                                  ---------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           41,898         (42,238)
                                                  ---------------   -------------
Increase (Decrease) in Net Assets...............     (139,570,824)     89,253,648
Net Assets -- Beginning of Period...............      411,148,712     321,895,064
                                                  ---------------   -------------
Net Assets -- End of Period.....................  $   271,577,888   $ 411,148,712
                                                  ===============   =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................               --              --
 Units Redeemed.................................               --              --
                                                  ---------------   -------------
 Net Increase (Decrease)........................               --              --
                                                  ---------------   -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              834             732
 Units Redeemed.................................             (538)           (447)
                                                  ---------------   -------------
 Net Increase (Decrease)........................              296             285
                                                  ---------------   -------------



                                                                                                EQ/Mid Cap
                                                          EQ/Mid Cap Index                      Value PLUS
                                                 ---------------------------------- -----------------------------------
                                                        2008             2007              2008              2007
                                                 ----------------- ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    (1,064,335)  $  (4,563,321)           435,390   $    (1,548,171)
 Net realized gain (loss) on investments........      (23,613,317)     57,564,724        (55,468,925)      135,453,053
 Change in unrealized appreciation
  (depreciation) of investments.................     (161,627,766)    (32,399,351)      (118,369,545)     (147,048,888)
                                                  ---------------   -------------       ------------   ---------------
 Net increase (decrease) in net assets from
  operations....................................     (186,305,418)     20,602,052       (173,403,080)      (13,144,006)
                                                  ---------------   -------------       ------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       47,861,638      56,779,766         37,717,701        56,044,735
  Transfers between funds including
   guaranteed interest account, net.............      (11,999,398)     (1,827,408)       (44,608,955)      (29,584,203)
  Transfers for contract benefit and
   terminations.................................      (21,219,660)    (29,135,984)       (33,265,557)      (48,128,886)
  Contract maintenance charges..................         (309,206)       (308,711)          (394,671)         (441,487)
  Adjustments to net assets allocated to
   contracts in payout period...................               --              --                 --                --
                                                  ---------------   -------------       ------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................       14,333,374      25,507,663        (40,551,482)      (22,109,841)
                                                  ---------------   -------------       ------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           22,499             961             21,000            (7,110)
                                                  ---------------   -------------       ------------   ---------------
Increase (Decrease) in Net Assets...............     (171,949,545)     46,110,676       (213,933,562)      (35,260,957)
Net Assets -- Beginning of Period...............      364,157,306     318,046,630        458,341,426       493,602,383
                                                  ---------------   -------------       ------------   ---------------
Net Assets -- End of Period.....................  $   192,207,761   $ 364,157,306    $   244,407,864   $   458,341,426
                                                  ===============   =============    ===============   ===============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................               --              --                 --                --
 Units Redeemed.................................               --              --                 --                --
                                                  ---------------   -------------    ---------------   ---------------
 Net Increase (Decrease)........................               --              --                 --                --
                                                  ---------------   -------------    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              753             660                371               485
 Units Redeemed.................................             (601)           (477)              (671)             (611)
                                                  ---------------   -------------    ---------------   ---------------
 Net Increase (Decrease)........................              152             183               (300)             (126)
                                                  ---------------   -------------    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Money Market
                                                 ---------------------------------
                                                       2008             2007
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $   2,020,304    $   6,226,796
 Net realized gain (loss) on investments........       (105,815)        (122,525)
 Change in unrealized appreciation
  (depreciation) of investments.................        100,827          125,159
                                                  -------------    -------------
 Net increase (decrease) in net assets from
  operations....................................      2,015,316        6,229,430
                                                  -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     24,573,323       23,907,875
  Transfers between funds including
   guaranteed interest account, net.............     28,779,595       65,039,949
  Transfers for contract benefit and
   terminations.................................    (51,631,565)     (49,408,710)
  Contract maintenance charges..................       (146,495)        (130,683)
  Adjustments to net assets allocated to
   contracts in payout period...................        (85,946)          46,642
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................      1,488,912       39,455,073
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         95,514       (3,502,830)
                                                  -------------    -------------
Increase (Decrease) in Net Assets...............      3,599,742       42,181,673
Net Assets -- Beginning of Period...............    192,063,349      149,881,676
                                                  -------------    -------------
Net Assets -- End of Period.....................  $ 195,663,091    $ 192,063,349
                                                  =============    =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................          2,329            3,062
 Units Redeemed.................................         (2,591)          (2,353)
                                                  -------------    -------------
 Net Increase (Decrease)........................           (262)             709
                                                  -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            535              454
 Units Redeemed.................................           (437)            (379)
                                                  -------------    -------------
 Net Increase (Decrease)........................             98               75
                                                  -------------    -------------



                                                           EQ/Montag &
                                                         Caldwell Growth                EQ/Mutual Shares
                                                 ------------------------------- -------------------------------
                                                       2008            2007            2008            2007
                                                 --------------- --------------- ---------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $   (212,465)    $   (48,264)   $      771,836   $   (318,913)
 Net realized gain (loss) on investments........    (2,187,194)        583,698        (2,664,102)       332,470
 Change in unrealized appreciation
  (depreciation) of investments.................    (6,482,375)        242,069       (12,846,304)    (1,118,722)
                                                  ------------     -----------    --------------   ------------
 Net increase (decrease) in net assets from
  operations....................................    (8,882,034)        777,503       (14,738,570)    (1,105,165)
                                                  ------------     -----------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     3,534,098       1,059,014         6,114,633     12,413,894
  Transfers between funds including
   guaranteed interest account, net.............    12,247,140       9,479,725        (2,037,978)    21,742,062
  Transfers for contract benefit and
   terminations.................................    (1,776,822)       (360,489)       (2,382,273)    (1,603,643)
  Contract maintenance charges..................       (11,477)         (4,502)          (32,373)        (7,109)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                --             --
                                                  ------------     -----------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    13,992,939      10,173,748         1,662,009     32,545,204
                                                  ------------     -----------    --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --               4             8,189            215
                                                  ------------     -----------    --------------   ------------
Increase (Decrease) in Net Assets...............     5,110,905      10,951,255       (13,068,372)    31,440,254
Net Assets -- Beginning of Period...............    14,639,800       3,688,545        36,145,348      4,705,094
                                                  ------------     -----------    --------------   ------------
Net Assets -- End of Period.....................  $ 19,750,705     $14,639,800    $   23,076,976   $ 36,145,348
                                                  ============     ===========    ==============   ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            --              --                --             --
 Units Redeemed.................................            --              --                --             --
                                                  ------------     -----------    --------------   ------------
 Net Increase (Decrease)........................            --              --                --             --
                                                  ------------     -----------    --------------   ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................           225              97               134            348
 Units Redeemed.................................          (115)            (23)             (120)           (55)
                                                  ------------     -----------    --------------   ------------
 Net Increase (Decrease)........................           110              74                14            293
                                                  ------------     -----------    --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Oppenheimer
                                                             Global
                                                 -------------------------------
                                                       2008            2007
                                                 --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     11,928     $   (70,171)
 Net realized gain (loss) on investments........    (1,225,486)        426,593
 Change in unrealized appreciation
  (depreciation) of investments.................    (5,554,854)       (332,403)
                                                  ------------     -----------
 Net increase (decrease) in net assets from
  operations....................................    (6,768,412)         24,019
                                                  ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     3,472,311       4,448,122
  Transfers between funds including
   guaranteed interest account, net.............     2,249,822       6,966,692
  Transfers for contract benefit and
   terminations.................................    (1,202,951)       (624,502)
  Contract maintenance charges..................       (13,991)         (4,768)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --
                                                  ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................     4,505,191      10,785,544
                                                  ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         1,820             677
                                                  ------------     -----------
Increase (Decrease) in Net Assets...............    (2,261,401)     10,810,240
Net Assets -- Beginning of Period...............    13,150,595       2,340,355
                                                  ------------     -----------
Net Assets -- End of Period.....................  $ 10,889,194     $13,150,595
                                                  ============     ===========
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            --              --
 Units Redeemed.................................            --              --
                                                  ------------     -----------
 Net Increase (Decrease)........................            --              --
                                                  ------------     -----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            98             125
 Units Redeemed.................................           (52)            (32)
                                                  ------------     -----------
 Net Increase (Decrease)........................            46              93
                                                  ------------     -----------



                                                         EQ/Oppenheimer                 EQ/Oppenheimer
                                                           Main Street                    Main Street
                                                         Opportunity (c)                   Small Cap
                                                 ------------------------------- -----------------------------
                                                      2008            2007             2008           2007
                                                 -------------- ---------------- --------------- -------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................   $   (9,490)     $      787     $     (96,408)  $  (67,754)
 Net realized gain (loss) on investments........     (399,998)         58,488          (710,263)     218,493
 Change in unrealized appreciation
  (depreciation) of investments.................     (473,293)       (118,992)       (3,085,158)    (661,765)
                                                   ----------      ----------     -------------   ----------
 Net increase (decrease) in net assets from
  operations....................................     (882,781)        (59,717)       (3,891,829)    (511,026)
                                                   ----------      ----------     -------------   ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      573,970         414,582         2,460,462    2,980,886
  Transfers between funds including
   guaranteed interest account, net.............      379,439       1,225,216         1,074,394    4,204,254
  Transfers for contract benefit and
   terminations.................................      (63,017)        (32,579)         (396,900)    (277,870)
  Contract maintenance charges..................       (1,042)            (52)           (9,935)      (3,145)
  Adjustments to net assets allocated to
   contracts in payout period...................           --              --                --           --
                                                   ----------      ----------     -------------   ----------
Net increase (decrease) in net assets from
 contractowners transactions....................      889,350       1,607,167         3,128,021    6,904,125
                                                   ----------      ----------     -------------   ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          199              --             1,002          541
                                                   ----------      ----------     -------------   ----------
Increase (Decrease) in Net Assets...............        6,768       1,547,450          (762,806)   6,393,640
Net Assets -- Beginning of Period...............    1,547,450              --         7,886,925    1,493,285
                                                   ----------      ----------     -------------   ----------
Net Assets -- End of Period.....................   $1,554,218      $1,547,450     $   7,124,119   $7,886,925
                                                   ==========      ==========     =============   ==========
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................           --              --                --           --
 Units Redeemed.................................           --              --                --           --
                                                   ----------      ----------     -------------   ----------
 Net Increase (Decrease)........................           --              --                --           --
                                                   ----------      ----------     -------------   ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................           25              21                64           78
 Units Redeemed.................................          (15)             (5)              (28)         (17)
                                                   ----------      ----------     -------------   ----------
 Net Increase (Decrease)........................           10              16                36           61
                                                   ----------      ----------     -------------   ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/PIMCO                         EQ/Quality
                                                           Real Return                         Bond PLUS
                                                 -------------------------------- -----------------------------------
                                                       2008             2007            2008              2007
                                                 ---------------- --------------- ---------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $   1,743,603    $    671,347    $   5,580,890     $  5,930,447
 Net realized gain (loss) on investments........      6,390,577         263,303       (2,216,272)        (263,447)
 Change in unrealized appreciation
  (depreciation) of investments.................    (15,964,235)      2,795,069      (14,353,793)        (473,499)
                                                  -------------    ------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations....................................     (7,830,055)      3,729,719      (10,989,175)       5,193,501
                                                  -------------    ------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     21,724,530       8,251,817       11,477,523       15,266,857
  Transfers between funds including
   guaranteed interest account, net.............     45,788,530       9,337,456      (13,079,901)       2,980,102
  Transfers for contract benefit and
   terminations.................................     (7,996,391)     (2,520,359)     (19,732,261)     (19,484,211)
  Contract maintenance charges..................        (53,255)        (22,092)        (128,661)        (116,772)
  Adjustments to net assets allocated to
   contracts in payout period...................             --              --           44,573          (10,486)
                                                  -------------    ------------    -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     59,463,414      15,046,822      (21,418,727)      (1,364,510)
                                                  -------------    ------------    -------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         11,378             357          (69,622)          20,982
                                                  -------------    ------------    -------------     ------------
Increase (Decrease) in Net Assets...............     51,644,737      18,776,898      (32,477,524)       3,849,973
Net Assets -- Beginning of Period...............     48,682,084      29,905,186      157,274,027      153,424,054
                                                  -------------    ------------    -------------     ------------
Net Assets -- End of Period.....................  $ 100,326,821    $ 48,682,084    $ 124,796,503     $157,274,027
                                                  =============    ============    =============     ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................             --              --              105              158
 Units Redeemed.................................             --              --             (193)            (161)
                                                  -------------    ------------    -------------     ------------
 Net Increase (Decrease)........................             --              --              (88)              (3)
                                                  -------------    ------------    -------------     ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            962             274               33               52
 Units Redeemed.................................           (435)           (129)             (79)             (57)
                                                  -------------    ------------    -------------     ------------
 Net Increase (Decrease)........................            527             145              (46)              (5)
                                                  -------------    ------------    -------------     ------------



                                                            EQ/Short
                                                          Duration Bond
                                                 -------------------------------
                                                       2008            2007
                                                 --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    580,827    $    347,852
 Net realized gain (loss) on investments........       (56,203)         56,506
 Change in unrealized appreciation
  (depreciation) of investments.................      (945,657)        (15,114)
                                                  ------------    ------------
 Net increase (decrease) in net assets from
  operations....................................      (421,033)        389,244
                                                  ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,726,246       1,910,022
  Transfers between funds including
   guaranteed interest account, net.............     1,411,421       3,490,167
  Transfers for contract benefit and
   terminations.................................    (2,077,821)     (1,230,369)
  Contract maintenance charges..................        (7,044)         (4,083)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --
                                                  ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     1,052,802       4,165,737
                                                  ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --              --
                                                  ------------    ------------
Increase (Decrease) in Net Assets...............       631,769       4,554,981
Net Assets -- Beginning of Period...............    11,897,227       7,342,246
                                                  ------------    ------------
Net Assets -- End of Period.....................  $ 12,528,996    $ 11,897,227
                                                  ============    ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            --              --
 Units Redeemed.................................            --              --
                                                  ------------    ------------
 Net Increase (Decrease)........................            --              --
                                                  ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            95              79
 Units Redeemed.................................           (85)            (40)
                                                  ------------    ------------
 Net Increase (Decrease)........................            10              39
                                                  ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Small
                                                           Company Index
                                                 ---------------------------------
                                                       2008             2007
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    (588,820)   $     189,275
 Net realized gain (loss) on investments........      4,874,963       18,213,876
 Change in unrealized appreciation
  (depreciation) of investments.................    (62,108,789)     (24,004,047)
                                                  -------------    -------------
 Net increase (decrease) in net assets from
  operations....................................    (57,822,646)      (5,600,896)
                                                  -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     22,772,789       33,298,562
  Transfers between funds including
   guaranteed interest account, net.............     (8,420,076)          37,222
  Transfers for contract benefit and
   terminations.................................     (8,831,460)     (12,357,535)
  Contract maintenance charges..................       (161,290)        (148,516)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................      5,359,963       20,829,733
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        (27,998)         (20,962)
                                                  -------------    -------------
Increase (Decrease) in Net Assets...............    (52,490,681)      15,207,875
Net Assets -- Beginning of Period...............    162,680,349      147,472,474
                                                  -------------    -------------
Net Assets -- End of Period.....................  $ 110,189,668    $ 162,680,349
                                                  =============    =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................             --               --
 Units Redeemed.................................             --               --
                                                  -------------    -------------
 Net Increase (Decrease)........................             --               --
                                                  -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            285              372
 Units Redeemed.................................           (234)            (247)
                                                  -------------    -------------
 Net Increase (Decrease)........................             51              125
                                                  -------------    -------------



                                                         EQ/T. Rowe Price                  EQ/Templeton
                                                         Growth Stock (e)                     Growth
                                                 -------------------------------- -------------------------------
                                                       2008             2007            2008            2007
                                                 ---------------- --------------- ---------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     (930,152)  $   (525,842)   $       99,037   $   (129,251)
 Net realized gain (loss) on investments........        (131,541)     6,916,052        (2,428,990)       411,900
 Change in unrealized appreciation
  (depreciation) of investments.................     (37,069,536)    (7,931,578)      (10,487,063)      (805,069)
                                                  --------------   ------------    --------------   ------------
 Net increase (decrease) in net assets from
  operations....................................     (38,131,229)    (1,541,368)      (12,817,016)      (522,420)
                                                  --------------   ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      10,946,289      6,042,564         5,051,837     10,715,681
  Transfers between funds including
   guaranteed interest account, net.............      (1,031,510)    76,667,073        (2,090,738)    16,535,953
  Transfers for contract benefit and
   terminations.................................      (5,325,640)    (3,690,047)       (1,566,660)    (1,683,961)
  Contract maintenance charges..................         (89,851)       (46,707)          (28,772)        (7,154)
  Adjustments to net assets allocated to
   contracts in payout period...................              --             --                --             --
                                                  --------------   ------------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................       4,499,288     78,972,883         1,365,667     25,560,519
                                                  --------------   ------------    --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           6,970          4,004             7,920          2,206
                                                  --------------   ------------    --------------   ------------
Increase (Decrease) in Net Assets...............     (33,624,971)    77,435,519       (11,443,429)    25,040,305
Net Assets -- Beginning of Period...............      86,071,787      8,636,268        29,896,362      4,856,057
                                                  --------------   ------------    --------------   ------------
Net Assets -- End of Period.....................  $   52,446,816   $ 86,071,787    $   18,452,933   $ 29,896,362
                                                  ==============   ============    ==============   ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --             --                --             --
 Units Redeemed.................................              --             --                --             --
                                                  --------------   ------------    --------------   ------------
 Net Increase (Decrease)........................              --             --                --             --
                                                  --------------   ------------    --------------   ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             217            764               121            284
 Units Redeemed.................................            (163)           (94)             (106)           (53)
                                                  --------------   ------------    --------------   ------------
 Net Increase (Decrease)........................              54            670                15            231
                                                  --------------   ------------    --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/UBS Growth
                                                             and Income
                                                 ----------------------------------
                                                        2008              2007
                                                 ------------------ ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................   $     (21,667)    $    (91,054)
 Net realized gain (loss) on investments........      (1,543,509)       1,013,429
 Change in unrealized appreciation
  (depreciation) of investments.................      (9,581,713)      (1,212,257)
                                                   -------------     ------------
 Net increase (decrease) in net assets from
  operations....................................     (11,146,889)        (289,882)
                                                   -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       3,469,064        5,753,166
  Transfers between funds including
   guaranteed interest account, net.............      (2,963,933)       3,624,206
  Transfers for contract benefit and
   terminations.................................      (1,446,424)      (1,620,771)
  Contract maintenance charges..................         (17,163)         (13,064)
  Adjustments to net assets allocated to
   contracts in payout period...................              --               --
                                                   -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................        (958,456)       7,743,537
                                                   -------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           1,049               14
                                                   -------------     ------------
Increase (Decrease) in Net Assets...............     (12,104,296)       7,453,669
Net Assets -- Beginning of Period...............      27,120,710       19,667,041
                                                   -------------     ------------
Net Assets -- End of Period.....................   $  15,016,414     $ 27,120,710
                                                   =============     ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --               --
 Units Redeemed.................................              --               --
                                                   -------------     ------------
 Net Increase (Decrease)........................              --               --
                                                   -------------     ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              78              101
 Units Redeemed.................................             (87)             (45)
                                                   -------------     ------------
 Net Increase (Decrease)........................              (9)              56
                                                   -------------     ------------



                                                           EQ/Van Kampen                     EQ/Van Kampen
                                                             Comstock                   Emerging Markets Equity
                                                 --------------------------------- ----------------------------------
                                                        2008             2007             2008             2007
                                                 ----------------- --------------- ----------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................   $   120,789      $     91,489    $    (5,250,282)  $  (6,617,232)
 Net realized gain (loss) on investments........    (2,237,923)        1,621,343        (14,419,836)    194,465,157
 Change in unrealized appreciation
  (depreciation) of investments.................    (6,432,976)       (2,750,117)      (337,518,583)    (16,557,720)
                                                   -----------      ------------    ---------------   -------------
 Net increase (decrease) in net assets from
  operations....................................    (8,550,110)       (1,037,285)      (357,188,701)    171,290,205
                                                   -----------      ------------    ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     3,446,282         5,801,809         57,710,557      68,691,078
  Transfers between funds including
   guaranteed interest account, net.............    (2,062,294)        2,201,569        (46,779,610)     32,756,320
  Transfers for contract benefit and
   terminations.................................    (1,471,672)       (2,332,880)       (35,089,115)    (48,029,885)
  Contract maintenance charges..................       (21,946)          (17,809)          (403,165)       (352,283)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --                 --              --
                                                   -----------      ------------    ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (109,630)        5,652,689        (24,561,333)     53,065,230
                                                   -----------      ------------    ---------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         6,915                --           (103,030)         (3,320)
                                                   -----------      ------------    ---------------   -------------
Increase (Decrease) in Net Assets...............    (8,652,825)        4,615,404       (381,853,064)    224,352,115
Net Assets -- Beginning of Period...............    22,805,643        18,190,239        635,075,899     410,723,784
                                                   -----------      ------------    ---------------   -------------
Net Assets -- End of Period.....................   $14,152,818      $ 22,805,643    $   253,222,835   $ 635,075,899
                                                   ===========      ============    ===============   =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            --                --                 --              --
 Units Redeemed.................................            --                --                 --              --
                                                   -----------      ------------    ---------------   -------------
 Net Increase (Decrease)........................            --                --                 --              --
                                                   -----------      ------------    ---------------   -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            92                95                956           1,428
 Units Redeemed.................................           (94)              (48)            (1,059)         (1,225)
                                                   -----------      ------------    ---------------   -------------
 Net Increase (Decrease)........................            (2)               47               (103)            203
                                                   -----------      ------------    ---------------   -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Van Kampen                     EQ/Van Kampen
                                                          Mid Cap Growth                 Real Estate (b) (g)
                                                 -------------------------------- ---------------------------------
                                                       2008             2007            2008             2007
                                                 ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     (567,833)  $   (261,274)   $    1,310,983   $     403,582
 Net realized gain (loss) on investments........      (5,364,733)     4,365,657       (28,517,489)        532,207
 Change in unrealized appreciation
  (depreciation) of investments.................     (21,638,650)         9,875       (25,009,440)    (13,599,212)
                                                  --------------   ------------    --------------   -------------
 Net increase (decrease) in net assets from
  operations....................................     (27,571,216)     4,114,258       (52,215,946)    (12,663,423)
                                                  --------------   ------------    --------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      10,165,703      6,676,875        16,669,120       7,808,101
  Transfers between funds including
   guaranteed interest account, net.............       6,483,358     21,744,684        (5,518,051)    141,381,990
  Transfers for contract benefit and
   terminations.................................      (2,962,897)    (2,076,252)       (9,492,760)     (5,447,099)
  Contract maintenance charges..................         (33,318)       (15,676)         (116,384)        (44,413)
  Adjustments to net assets allocated to
   contracts in payout period...................              --             --                --              --
                                                  --------------   ------------    --------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions....................      13,652,846     26,329,631         1,541,925     143,698,579
                                                  --------------   ------------    --------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           6,502             --            19,000           9,225
                                                  --------------   ------------    --------------   -------------
Increase (Decrease) in Net Assets...............     (13,911,868)    30,443,889       (50,655,021)    131,044,381
Net Assets -- Beginning of Period...............      45,962,888     15,518,999       131,044,381
                                                  --------------   ------------    --------------   -------------
Net Assets -- End of Period.....................  $   32,051,020   $ 45,962,888    $   80,389,360   $ 131,044,381
                                                  ==============   ============    ==============   =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --             --                --              --
 Units Redeemed.................................              --             --                --              --
                                                  --------------   ------------    --------------   -------------
 Net Increase (Decrease)........................              --             --                --              --
                                                  --------------   ------------    --------------   -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             281            273               834           1,911
 Units Redeemed.................................            (183)          (103)             (809)           (329)
                                                  --------------   ------------    --------------   -------------
 Net Increase (Decrease)........................              98            170                25           1,582
                                                  --------------   ------------    --------------   -------------



                                                            Multimanager
                                                          Aggressive Equity
                                                 -----------------------------------
                                                        2008              2007
                                                 ----------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    (3,736,259)  $    (8,797,026)
 Net realized gain (loss) on investments........      (20,690,817)        2,694,259
 Change in unrealized appreciation
  (depreciation) of investments.................     (366,004,140)       98,209,591
                                                  ---------------   ---------------
 Net increase (decrease) in net assets from
  operations....................................     (390,431,216)       92,106,824
                                                  ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       23,165,807        31,380,123
  Transfers between funds including
   guaranteed interest account, net.............      (35,161,040)      (61,124,312)
  Transfers for contract benefit and
   terminations.................................      (66,082,504)     (119,429,414)
  Contract maintenance charges..................         (661,914)         (739,232)
  Adjustments to net assets allocated to
   contracts in payout period...................        1,063,682            10,034
                                                  ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (77,675,969)     (149,902,801)
                                                  ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       (1,321,033)         (217,956)
                                                  ---------------   ---------------
Increase (Decrease) in Net Assets...............     (469,428,218)      (58,013,933)
Net Assets -- Beginning of Period...............      883,140,754       941,154,687
                                                  ---------------   ---------------
Net Assets -- End of Period.....................  $   413,712,536   $   883,140,754
                                                  ===============   ===============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              596               648
 Units Redeemed.................................           (1,594)           (2,211)
                                                  ---------------   ---------------
 Net Increase (Decrease)........................             (998)           (1,563)
                                                  ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................               19                34
 Units Redeemed.................................              (45)              (65)
                                                  ---------------   ---------------
 Net Increase (Decrease)........................              (26)              (31)
                                                  ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          Multimanager                     Multimanager
                                                            Core Bond                      Health Care
                                                 ------------------------------- --------------------------------
                                                       2008            2007            2008             2007
                                                 --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $  2,696,190    $  1,967,465    $     (599,501)  $   (648,600)
 Net realized gain (loss) on investments........     1,348,504        (478,087)       (1,877,413)     5,523,951
 Change in unrealized appreciation
  (depreciation) of investments.................    (3,335,396)      1,883,980       (12,302,572)    (1,195,161)
                                                  ------------    ------------    --------------   ------------
 Net increase (decrease) in net assets from
  operations....................................       709,298       3,373,358       (14,779,486)     3,680,190
                                                  ------------    ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     6,490,427       7,691,272         5,803,749      7,083,446
  Transfers between funds including
   guaranteed interest account, net.............       113,612        (704,366)         (634,357)    (2,237,143)
  Transfers for contract benefit and
   terminations.................................    (7,613,690)     (6,581,681)       (4,021,598)    (3,797,857)
  Contract maintenance charges..................       (61,519)        (50,780)          (46,627)       (39,094)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                --             --
                                                  ------------    ------------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (1,071,170)        354,445         1,101,167      1,009,352
                                                  ------------    ------------    --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        11,592          (6,063)       (1,326,572)          (299)
                                                  ------------    ------------    --------------   ------------
Increase (Decrease) in Net Assets...............      (350,280)      3,721,740       (15,004,891)     4,689,243
Net Assets -- Beginning of Period...............    72,099,466      68,377,726        53,087,374     48,398,131
                                                  ------------    ------------    --------------   ------------
Net Assets -- End of Period.....................  $ 71,749,186    $ 72,099,466    $   38,082,483   $ 53,087,374
                                                  ============    ============    ==============   ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................             2              --                 1             --
 Units Redeemed.................................            --              --                --             --
                                                  ------------    ------------    --------------   ------------
 Net Increase (Decrease)........................             2              --                 1             --
                                                  ------------    ------------    --------------   ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................           187             148               164            133
 Units Redeemed.................................          (197)           (145)             (154)          (124)
                                                  ------------    ------------    --------------   ------------
 Net Increase (Decrease)........................           (10)              3                10              9
                                                  ------------    ------------    --------------   ------------



                                                           Multimanager
                                                            High Yield
                                                 ---------------------------------
                                                       2008             2007
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $  12,115,604    $  11,723,542
 Net realized gain (loss) on investments........     (7,676,025)        (278,762)
 Change in unrealized appreciation
  (depreciation) of investments.................    (44,090,725)      (7,784,322)
                                                  -------------    -------------
 Net increase (decrease) in net assets from
  operations....................................    (39,651,146)       3,660,458
                                                  -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     12,118,971       19,601,990
  Transfers between funds including
   guaranteed interest account, net.............    (21,323,165)         (10,105)
  Transfers for contract benefit and
   terminations.................................    (17,009,932)     (22,232,556)
  Contract maintenance charges..................       (148,052)        (135,987)
  Adjustments to net assets allocated to
   contracts in payout period...................        207,213           11,698
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (26,154,965)      (2,764,960)
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       (399,211)         (18,161)
                                                  -------------    -------------
Increase (Decrease) in Net Assets...............    (66,205,322)         877,337
Net Assets -- Beginning of Period...............    181,637,416      180,760,079
                                                  -------------    -------------
Net Assets -- End of Period.....................  $ 115,432,094    $ 181,637,416
                                                  =============    =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................             92              233
 Units Redeemed.................................           (196)            (251)
                                                  -------------    -------------
 Net Increase (Decrease)........................           (104)             (18)
                                                  -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             35              111
 Units Redeemed.................................           (121)            (106)
                                                  -------------    -------------
 Net Increase (Decrease)........................            (86)               5
                                                  -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager
                                                       International Equity
                                                 ---------------------------------
                                                       2008             2007
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $      242,038    $   (651,668)
 Net realized gain (loss) on investments........      (1,361,053)     17,899,529
 Change in unrealized appreciation
  (depreciation) of investments.................     (56,360,085)     (5,342,494)
                                                  --------------    ------------
 Net increase (decrease) in net assets from
  operations....................................     (57,479,100)     11,905,367
                                                  --------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      11,103,928      13,988,256
  Transfers between funds including
   guaranteed interest account, net.............      (6,183,307)       (457,174)
  Transfers for contract benefit and
   terminations.................................      (8,325,761)     (8,558,403)
  Contract maintenance charges..................         (82,564)        (81,183)
  Adjustments to net assets allocated to
   contracts in payout period...................              --              --
                                                  --------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (3,487,704)      4,891,496
                                                  --------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         (24,003)             51
                                                  --------------    ------------
Increase (Decrease) in Net Assets...............     (60,990,807)     16,796,914
Net Assets -- Beginning of Period...............     121,747,382     104,950,468
                                                  --------------    ------------
Net Assets -- End of Period.....................  $   60,756,575    $121,747,382
                                                  ==============    ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................               2              --
 Units Redeemed.................................              --              --
                                                  --------------    ------------
 Net Increase (Decrease)........................               2              --
                                                  --------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             212             254
 Units Redeemed.................................            (238)           (225)
                                                  --------------    ------------
 Net Increase (Decrease)........................             (26)             29
                                                  --------------    ------------



                                                           Multimanager                    Multimanager
                                                      Large Cap Core Equity              Large Cap Growth
                                                 -------------------------------- -------------------------------
                                                       2008             2007            2008            2007
                                                 ---------------- --------------- ---------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     (136,216)  $   (183,826)   $     (437,699)  $   (493,442)
 Net realized gain (loss) on investments........        (481,982)     3,004,106        (3,315,911)     6,262,577
 Change in unrealized appreciation
  (depreciation) of investments.................      (8,184,660)    (2,021,923)      (15,952,502)    (2,088,714)
                                                  --------------   ------------    --------------   ------------
 Net increase (decrease) in net assets from
  operations....................................      (8,802,858)       798,357       (19,706,112)     3,680,421
                                                  --------------   ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       1,657,381      2,267,583         3,816,955      4,428,795
  Transfers between funds including
   guaranteed interest account, net.............      (1,441,425)     1,097,527            31,877        195,467
  Transfers for contract benefit and
   terminations.................................      (1,576,235)    (1,903,584)       (2,706,097)    (3,999,481)
  Contract maintenance charges..................         (15,866)       (16,371)          (32,791)       (32,616)
  Adjustments to net assets allocated to
   contracts in payout period...................              --             --                --             --
                                                  --------------   ------------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (1,376,145)     1,445,155         1,109,944        592,165
                                                  --------------   ------------    --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          96,736     (1,435,996)       (1,116,590)            --
                                                  --------------   ------------    --------------   ------------
Increase (Decrease) in Net Assets...............     (10,082,267)       807,516       (19,712,758)     4,272,586
Net Assets -- Beginning of Period...............      22,280,810     21,473,294        42,405,079     38,132,493
                                                  --------------   ------------    --------------   ------------
Net Assets -- End of Period.....................  $   12,198,543   $ 22,280,810    $   22,692,321   $ 42,405,079
                                                  ==============   ============    ==============   ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --             --                 1             --
 Units Redeemed.................................              --             --                --             --
                                                  --------------   ------------    --------------   ------------
 Net Increase (Decrease)........................              --             --                 1             --
                                                  --------------   ------------    --------------   ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              34             62               134            131
 Units Redeemed.................................             (48)           (51)             (126)          (128)
                                                  --------------   ------------    --------------   ------------
 Net Increase (Decrease)........................             (14)            11                 8              3
                                                  --------------   ------------    --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager
                                                          Large Cap Value
                                                 ---------------------------------
                                                       2008             2007
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $      110,243   $      (89,710)
 Net realized gain (loss) on investments........      (5,067,234)      12,187,966
 Change in unrealized appreciation
  (depreciation) of investments.................     (25,359,359)     (10,676,307)
                                                  --------------   --------------
 Net increase (decrease) in net assets from
  operations....................................     (30,316,350)       1,421,949
                                                  --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       8,471,601        9,541,991
  Transfers between funds including
   guaranteed interest account, net.............       2,006,290        3,381,215
  Transfers for contract benefit and
   terminations.................................      (6,228,160)      (6,229,917)
  Contract maintenance charges..................         (49,782)         (40,879)
  Adjustments to net assets allocated to
   contracts in payout period...................              --               --
                                                  --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions....................       4,199,949        6,652,410
                                                  --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............      (1,560,464)              13
                                                  --------------   --------------
Increase (Decrease) in Net Assets...............     (27,676,865)       8,074,372
Net Assets -- Beginning of Period...............      75,610,519       67,536,147
                                                  --------------   --------------
Net Assets -- End of Period.....................  $   47,933,654   $   75,610,519
                                                  ==============   ==============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................               4                1
 Units Redeemed.................................              --               --
                                                  --------------   --------------
 Net Increase (Decrease)........................               4                1
                                                  --------------   --------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             210              214
 Units Redeemed.................................            (184)            (170)
                                                  --------------   --------------
 Net Increase (Decrease)........................              26               44
                                                  --------------   --------------



                                                           Multimanager                      Multimanager
                                                          Mid Cap Growth                     Mid Cap Value
                                                 --------------------------------- ---------------------------------
                                                       2008             2007             2008             2007
                                                 ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     (889,679)   $ (1,130,878)   $     (478,338)   $ (1,020,988)
 Net realized gain (loss) on investments........      (4,727,009)     10,929,718        (6,185,419)      5,009,315
 Change in unrealized appreciation
  (depreciation) of investments.................     (32,293,955)     (1,289,899)      (18,143,462)     (4,726,493)
                                                  --------------    ------------    --------------    ------------
 Net increase (decrease) in net assets from
  operations....................................     (37,910,643)      8,508,941       (24,807,219)       (738,166)
                                                  --------------    ------------    --------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       7,275,667       8,959,058         5,327,381       7,433,660
  Transfers between funds including
   guaranteed interest account, net.............      (6,823,073)     (4,300,969)       (4,520,086)     (3,623,445)
  Transfers for contract benefit and
   terminations.................................      (5,369,316)     (7,017,445)       (5,179,487)     (7,553,202)
  Contract maintenance charges..................         (70,364)        (75,679)          (48,183)        (50,529)
  Adjustments to net assets allocated to
   contracts in payout period...................              --              --                --              --
                                                  --------------    ------------    --------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (4,987,086)     (2,435,035)       (4,420,375)     (3,793,516)
                                                  --------------    ------------    --------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         (20,002)            226           (19,700)            (58)
                                                  --------------    ------------    --------------    ------------
Increase (Decrease) in Net Assets...............     (42,917,731)      6,074,132       (29,247,294)     (4,531,740)
Net Assets -- Beginning of Period...............      89,034,061      82,959,929        71,166,148      75,697,888
                                                  --------------    ------------    --------------    ------------
Net Assets -- End of Period.....................  $   46,116,330    $ 89,034,061    $   41,918,854    $ 71,166,148
                                                  ==============    ============    ==============    ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --              --                 2              --
 Units Redeemed.................................              --              --                --              --
                                                  --------------    ------------    --------------    ------------
 Net Increase (Decrease)........................              --              --                 2              --
                                                  --------------    ------------    --------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             140             160               122             145
 Units Redeemed.................................            (191)           (183)             (157)           (170)
                                                  --------------    ------------    --------------    ------------
 Net Increase (Decrease)........................             (51)            (23)              (35)            (25)
                                                  --------------    ------------    --------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager                     Multimanager
                                                       Small Cap Growth (f)                Small Cap Value
                                                 -------------------------------- ---------------------------------
                                                       2008             2007            2008             2007
                                                 ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     (585,714)  $   (672,155)   $  (1,461,431)   $  (2,031,377)
 Net realized gain (loss) on investments........      (6,442,404)     7,009,698      (17,089,715)      14,028,767
 Change in unrealized appreciation
  (depreciation) of investments.................     (17,548,296)    (7,496,644)     (44,901,384)     (33,937,728)
                                                  --------------   ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations....................................     (24,576,414)    (1,159,101)     (63,452,530)     (21,940,338)
                                                  --------------   ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       7,363,875     10,112,069       17,532,581       27,335,223
  Transfers between funds including
   guaranteed interest account, net.............      (7,364,300)    15,533,403      (20,248,391)     (24,954,220)
  Transfers for contract benefit and
   terminations.................................      (3,013,139)    (4,113,992)     (10,403,918)     (18,765,192)
  Contract maintenance charges..................         (54,819)       (48,310)        (173,558)        (206,035)
  Adjustments to net assets allocated to
   contracts in payout period...................              --             --               --               --
                                                  --------------   ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (3,068,383)    21,483,170      (13,293,286)     (16,590,224)
                                                  --------------   ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         225,000         35,174               --           (4,717)
                                                  --------------   ------------    -------------    -------------
Increase (Decrease) in Net Assets...............     (27,419,797)    20,359,243      (76,745,816)     (38,535,279)
Net Assets -- Beginning of Period...............      59,642,217     39,282,974      174,570,686      213,105,965
                                                  --------------   ------------    -------------    -------------
Net Assets -- End of Period.....................  $   32,222,420   $ 59,642,217    $  97,824,870    $ 174,570,686
                                                  ==============   ============    =============    =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --             --               --               --
 Units Redeemed.................................              --             --               --               --
                                                  --------------   ------------    -------------    -------------
 Net Increase (Decrease)........................              --             --               --               --
                                                  --------------   ------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             139            374              158              196
 Units Redeemed.................................            (162)          (232)            (242)            (279)
                                                  --------------   ------------    -------------    -------------
 Net Increase (Decrease)........................             (23)           142              (84)             (83)
                                                  --------------   ------------    -------------    -------------



                                                           Multimanager
                                                            Technology
                                                 ---------------------------------
                                                       2008             2007
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $  (1,302,169)   $  (1,533,351)
 Net realized gain (loss) on investments........       (991,154)      13,077,795
 Change in unrealized appreciation
  (depreciation) of investments.................    (58,526,063)       5,906,751
                                                  -------------    -------------
 Net increase (decrease) in net assets from
  operations....................................    (60,819,386)      17,451,195
                                                  -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     10,213,289       10,797,822
  Transfers between funds including
   guaranteed interest account, net.............     (5,483,936)         (86,812)
  Transfers for contract benefit and
   terminations.................................     (8,848,939)     (11,372,007)
  Contract maintenance charges..................       (103,683)        (102,374)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (4,223,269)        (763,371)
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       (113,499)             (79)
                                                  -------------    -------------
Increase (Decrease) in Net Assets...............    (65,156,154)      16,687,745
Net Assets -- Beginning of Period...............    129,882,753      113,195,008
                                                  -------------    -------------
Net Assets -- End of Period.....................  $  64,726,599    $ 129,882,753
                                                  =============    =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              2              795
 Units Redeemed.................................             --               --
                                                  -------------    -------------
 Net Increase (Decrease)........................              2              795
                                                  -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            392              488
 Units Redeemed.................................           (438)            (507)
                                                  -------------    -------------
 Net Increase (Decrease)........................            (46)             (19)
                                                  -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                          Target 2015                    Target 2025
                                                           Allocation                     Allocation
                                                 ------------------------------ ------------------------------
                                                       2008           2007            2008           2007
                                                 --------------- -------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    239,502     $  161,257    $    225,982     $  145,662
 Net realized gain (loss) on investments........      (908,634)       148,666        (423,203)       185,170
 Change in unrealized appreciation
  (depreciation) of investments.................    (3,370,653)      (170,852)     (4,418,097)      (225,356)
                                                  ------------     ----------    ------------     ----------
 Net increase (decrease) in net assets from
  operations....................................    (4,039,785)       139,071      (4,615,318)       105,476
                                                  ------------     ----------    ------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,156,745      1,675,676       4,480,942      3,196,080
  Transfers between funds including
   guaranteed interest account, net.............     2,861,462      4,952,929       2,132,379      5,055,982
  Transfers for contract benefit and
   terminations.................................      (676,636)      (140,616)       (516,259)      (161,386)
  Contract maintenance charges..................        (7,039)        (2,051)        (15,152)        (4,529)
  Adjustments to net assets allocated to
   contracts in payout period...................            --             --              --             --
                                                  ------------     ----------    ------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions....................     6,334,532      6,485,938       6,081,910      8,086,147
                                                  ------------     ----------    ------------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --             --             569            229
                                                  ------------     ----------    ------------     ----------
Increase (Decrease) in Net Assets...............     2,294,747      6,625,009       1,467,161      8,191,852
Net Assets -- Beginning of Period...............     7,847,027      1,222,018       9,227,126      1,035,274
                                                  ------------     ----------    ------------     ----------
Net Assets -- End of Period.....................  $ 10,141,774     $7,847,027    $ 10,694,287     $9,227,126
                                                  ============     ==========    ============     ==========
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            --             --              --             --
 Units Redeemed.................................            --             --              --             --
                                                  ------------     ----------    ------------     ----------
 Net Increase (Decrease)........................            --             --              --             --
                                                  ------------     ----------    ------------     ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................           106             67              92             84
 Units Redeemed.................................           (45)           (11)            (29)           (13)
                                                  ------------     ----------    ------------     ----------
 Net Increase (Decrease)........................            61             56              63             71
                                                  ------------     ----------    ------------     ----------



                                                           Target 2035                      Target 2045
                                                            Allocation                       Allocation
                                                 -------------------------------- --------------------------------
                                                       2008            2007             2008            2007
                                                 --------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     137,400     $   64,266     $      75,780     $   33,842
 Net realized gain (loss) on investments........       (119,430)        84,866          (246,276)       158,680
 Change in unrealized appreciation
  (depreciation) of investments.................     (3,230,970)       (96,824)       (2,231,300)      (156,241)
                                                  -------------     ----------     -------------     ----------
 Net increase (decrease) in net assets from
  operations....................................     (3,213,000)        52,308        (2,401,796)        36,281
                                                  -------------     ----------     -------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      4,726,204      2,612,698         3,292,200      1,765,771
  Transfers between funds including
   guaranteed interest account, net.............      1,015,628      1,708,600           654,126      1,257,609
  Transfers for contract benefit and
   terminations.................................       (252,062)      (161,739)         (238,227)       (31,069)
  Contract maintenance charges..................        (23,181)        (6,753)          (18,498)        (4,874)
  Adjustments to net assets allocated to
   contracts in payout period...................             --             --                --             --
                                                  -------------     ----------     -------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions....................      5,466,589      4,152,806         3,689,601      2,987,437
                                                  -------------     ----------     -------------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          4,998             --                --            (14)
                                                  -------------     ----------     -------------     ----------
Increase (Decrease) in Net Assets...............      2,258,587      4,205,114         1,287,805      3,023,704
Net Assets -- Beginning of Period...............      4,736,229        531,115         3,404,200        380,496
                                                  -------------     ----------     -------------     ----------
Net Assets -- End of Period.....................  $   6,994,816     $4,736,229     $   4,692,005     $3,404,200
                                                  =============     ==========     =============     ==========
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................             --             --                --             --
 Units Redeemed.................................             --             --                --             --
                                                  -------------     ----------     -------------     ----------
 Net Increase (Decrease)........................             --             --                --             --
                                                  -------------     ----------     -------------     ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             69             40               51              34
 Units Redeemed.................................            (12)            (5)             (11)             (8)
                                                  -------------     ----------    -------------     ------------
 Net Increase (Decrease)........................             57             35               40              26
                                                  -------------     ----------    -------------     ------------

-------
(a) Commenced operations on May 29, 2007.
(b) Commenced operations on August 17, 2007.
(c) Commenced operations May 18, 2007.
(d) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(e) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(f) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

(g) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(h) A substitution of EQ/Large Cap Value Plus was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(i) Commenced operations on March 31, 2008.
The accompanying notes are an integral part of these financial statements.



                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2008

1. Organization

   AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"), ("The Trusts"). The Trusts are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of 82 Variable Investment Options:

   o AXA Aggressive Allocation
   o AXA Conservative Allocation
   o AXA Conservative-Plus Allocation
   o AXA Moderate Allocation
   o AXA Moderate-Plus Allocation
   o Crossings Aggressive Allocation
   o Crossings Conservative Allocation
   o Crossings Conservative-Plus Allocation
   o Crossings Moderate Allocation
   o Crossings Moderate-Plus Allocation
   o EQ/AllianceBernstein Common Stock
   o EQ/AllianceBernstein Intermediate Government Securities
   o EQ/AllianceBernstein International
   o EQ/AllianceBernstein Small Cap Growth
   o EQ/Ariel Appreciation II
   o EQAXA Rosenberg Value Long/Short Equity
   o EQ/BlackRock Basic Value Equity
   o EQ/BlackRock International Value
   o EQ/Boston Advisors Equity Income
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian Growth
   o EQ/Capital Guardian Research
   o EQ/Caywood-Scholl High Yield Bond
   o EQ/Davis New York Venture
   o EQ/Equity 500 Index
   o EQ/Evergreen International Bond
   o EQ/Evergreen Omega
   o EQ/Franklin Income
   o EQ/Franklin Small Cap Value
   o EQ/Franklin Templeton Founding Strategy
   o EQ/GAMCO Mergers and Acquisitions
   o EQ/GAMCO Small Company Value
   o EQ/International Core PLUS(1)
   o EQ/International Growth
   o EQ/JPMorgan Core Bond
   o EQ/JPMorgan Value Opportunities
   o EQ/Large Cap Core PLUS(2)
   o EQ/Large Cap Growth Index(8)
   o EQ/Large Cap Growth PLUS(3)
   o EQ/Large Cap Value Index(7)
   o EQ/Large Cap Value PLUS(5)
   o EQ/Long Term Bond
   o EQ/Lord Abbett Growth and Income
   o EQ/Lord Abbett Large Cap Core
   o EQ/Lord Abbett Mid Cap Value
   o EQ/Marsico Focus
   o EQ/Mid Cap Index(6)
   o EQ/Mid Cap Value PLUS(4)
   o EQ/Money Market
   o EQ/Montag & Caldwell Growth
   o EQ/Mutual Shares
   o EQ/Oppenheimer Global
   o EQ/Oppenheimer Main Street Opportunity
   o EQ/Oppenheimer Main Street Small Cap
   o EQ/PIMCO Real Return
   o EQ/Quality Bond PLUS(9)
   o EQ/Short Duration Bond
   o EQ/Small Company Index
   o EQ/T. Rowe Price Growth Stock
   o EQ/Templeton Growth
   o EQ/UBS Growth and Income
   o EQ/Van Kampen Comstock
   o EQ/Van Kampen Emerging Markets Equity
   o EQ/Van Kampen Mid Cap Growth
   o EQ/Van Kampen Real Estate
   o Multimanager Aggressive Equity
   o Multimanager Core Bond
   o Multimanager Health Care
   o Multimanager High Yield
   o Multimanager International Equity
   o Multimanager Large Cap Core Equity
   o Multimanager Large Cap Growth
   o Multimanager Large Cap Value
   o Multimanager Mid Cap Growth
   o Multimanager Mid Cap Value
   o Multimanager Small Cap Growth
   o Multimanager Small Cap Value
   o Multimanager Technology
   o Target 2015 Allocation
   o Target 2025 Allocation
   o Target 2035 Allocation
   o Target 2045 Allocation


                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

1. Organization (Concluded)

   (1) Formerly known as Market PLUS International Core.
   (2) Formerly known as Market PLUS Large Cap Core.
   (3) Formerly known as Market PLUS Large Cap Growth.
   (4) Formerly known as Market PLUS Mid Cap Value.
   (5) Formerly known as EQ/AllianceBernstein Value
   (6) Formerly known as EQ/FI Mid Cap
   (7) Formerly known as EQ/Legg Mason Value Equity
   (8) Formerly known as EQ/AllianceBernstein Large Cap Growth
   (9) Formerly known as EQ/AllianceBernstein Quality Bond

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

   Each of the variable investment options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Trusts, which were distributed by AXA Equitable to the contractowners.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Effective January 1, 2008, and as further described in Note 3 of the financial statements, AXA Equitable adopted SFAS No. 157, "Fair Value Measurements." SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair measurements that are already required or permitted by other accounting standards. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. The adoption of SFAS No. 157 had no impact on the net assets of the Account.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represents amounts due to/from AXA Equitable's General Account predominantly related to premiums, surrenders and death benefits.


                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

2. Significant Accounting Policies (Concluded)

   Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 801, EQUI-VEST Vantage, EQUI-VEST Strategies, Momentum, Momentum Plus, EQUI-VEST At Retirement, CrossingsSM (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under:

   o EQUI-VEST Series 100 through 801
   o EQUI-VEST Vantage
   o EQUI-VEST Strategies
   o Momentum
   o Momentum Plus
   o Crossings(SM)

   Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under:

   o EQUI-VEST Series 100 through 801
   o EQUI-VEST Strategies
   o EQUIPLAN
   o Old Contracts

   Included in contract maintenance charges are administrative charges, if applicable, that are deducted quarterly under Momentum and Momentum Plus.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:


                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

3. Fair Value Disclosures (Concluded)

   Level 1 Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investment and receivable assets of each Variable Investment Option of the Account are classified as Level 1. As described in Note 1 to the financial statements, the Account invests in open-ended mutual funds, available to contractholders of variable insurance policies. Contractowners may, without restriction, transact at the daily Net Asset Value(s) ("NAV") of the mutual funds. The NAV represents the daily per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

   As all assets of the account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2008, are presented.

4. Purchases and Sales of Investments
   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                                    Purchases         Sales
                                                                 --------------- --------------
   AXA Aggressive Allocation..................................    $113,895,608    $ 35,933,052
   AXA Conservative Allocation................................      46,864,706      26,386,793
   AXA Conservative-Plus Allocation...........................      56,409,272      32,585,356
   AXA Moderate Allocation....................................     272,553,020     202,914,647
   AXA Moderate-Plus Allocation...............................     281,032,994     111,230,956
   Crossings Aggressive Allocation............................         934,621           2,491
   Crossings Conservative Allocation..........................         660,409         352,088
   Crossings Conservative-Plus Allocation.....................         256,817              72
   Crossings Moderate Allocation..............................         272,758             672
   Crossings Moderate-Plus Allocation.........................         945,908           2,178
   EQ/AllianceBernstein Common Stock..........................     121,118,756     468,736,368
   EQ/AllianceBernstein Intermediate Government Securities....      43,253,196      44,886,496
   EQ/AllianceBernstein International.........................     149,148,056     175,938,633
   EQ/AllianceBernstein Small Cap Growth......................      65,700,066      90,509,868
   EQ/Ariel Appreciation II...................................       1,050,218       1,182,465
   EQ/AXA Rosenberg Value Long/Short Equity...................       6,975,987       7,309,325
   EQ/BlackRock Basic Value Equity............................      71,185,734      75,475,785
   EQ/BlackRock International Value...........................      72,607,462      73,298,228
   EQ/Boston Advisors Equity Income...........................      22,614,882      17,025,153
   EQ/Calvert Socially Responsible............................       5,444,794       5,747,943
   EQ/Capital Guardian Growth.................................       7,260,374       5,287,734
   EQ/Capital Guardian Research...............................      27,172,553      50,606,911
   EQ/Caywood-Scholl High Yield Bond..........................      12,188,335       9,985,215
   EQ/Davis New York Venture..................................      14,647,627       4,386,493
   EQ/Equity 500 Index........................................     187,041,079     226,148,521
   EQ/Evergreen International Bond............................      77,555,932      37,526,293
   EQ/Evergreen Omega.........................................       9,744,016       8,896,407
   EQ/Franklin Income.........................................      36,117,443      29,162,922
   EQ/Franklin Small Cap Value................................      11,147,023       6,612,896
   EQ/Franklin Templeton Founding Strategy....................      25,530,516       7,047,008
   EQ/GAMCO Mergers and Acquisitions..........................       6,674,162       5,491,355
   EQ/GAMCO Small Company Value...............................      68,398,043      34,148,574
   EQ/International Core PLUS.................................      47,941,924      28,760,363
   EQ/International Growth....................................      25,671,507      18,456,508

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

4. Purchases and Sales of Investments (Concluded)


                                                       Purchases        Sales
                                                    -------------- --------------
   EQ/JPMorgan Core Bond.........................      28,192,235     43,614,186
   EQ/JPMorgan Value Opportunities...............       9,368,988     14,394,262
   EQ/Large Cap Core PLUS........................       4,648,907      4,403,338
   EQ/Large Cap Growth Index.....................      21,212,242     30,687,157
   EQ/Large Cap Growth PLUS......................      36,976,302     60,663,331
   EQ/Large Cap Value Index......................       7,019,024      7,372,020
   EQ/Large Cap Value PLUS.......................     175,037,298    316,318,171
   EQ/Long Term Bond.............................      14,103,986     11,637,500
   EQ/Lord Abbett Growth and Income..............       6,084,375      5,545,626
   EQ/Lord Abbett Large Cap Core.................    $  8,603,693   $  3,421,952
   EQ/Lord Abbett Mid Cap Value..................      12,491,274      7,993,563
   EQ/Marsico Focus..............................     123,358,244     78,898,163
   EQ/Mid Cap Index..............................      83,451,048     66,954,207
   EQ/Mid Cap Value PLUS.........................      56,074,747     96,169,838
   EQ/Money Market...............................     143,671,561    143,409,545
   EQ/Montag & Caldwell Growth...................      27,144,270     13,363,796
   EQ/Mutual shares..............................      13,238,648     10,796,303
   EQ/Oppenheimer Global.........................       9,580,718      5,041,707
   EQ/Oppenheimer Main Street Opportunity........       2,077,693      1,197,632
   EQ/Oppenheimer Main Street Small Cap..........       5,607,466      2,557,613
   EQ/PIMCO Real Return..........................     114,658,978     47,900,132
   EQ/Quality Bond PLUS..........................      30,465,792     46,198,952
   EQ/Short Duration Bond........................      10,856,602      9,222,973
   EQ/Small Company Index........................      49,929,175     33,364,551
   EQ/T. Rowe Price Growth Stock.................      19,730,818     16,131,854
   EQ/Templeton Growth...........................      10,859,605      9,384,702
   EQ/UBS Growth and Income......................       8,279,481      9,259,555
   EQ/Van Kampen Comstock........................       9,186,844      9,000,985
   EQ/Van Kampen Emerging Markets Equity.........     218,743,941    225,533,586
   EQ/Van Kampen Mid Cap Growth..................      36,476,273     23,384,757
   EQ/Van Kampen Real Estate.....................      64,397,768     60,636,722
   Multimanager Aggressive Equity................      21,687,608    103,045,586
   Multimanager Core Bond........................      28,242,663     24,687,587
   Multimanager Health Care......................      19,168,998     19,444,773
   Multimanager High Yield.......................      33,347,650     47,757,107
   Multimanager International Equity.............      34,729,142     36,194,202
   Multimanager Large Cap Core Equity............       3,675,876      6,487,743
   Multimanager Large Cap Growth.................      11,645,157     12,083,788
   Multimanager Large Cap Value..................      27,016,674     24,110,155
   Multimanager Mid Cap Growth...................      14,212,588     19,355,714
   Multimanager Mid Cap Value....................      14,979,709     19,152,347
   Multimanager Small Cap Growth.................      14,794,639     18,825,234
   Multimanager Small Cap Value..................      24,908,334     39,073,850
   Multimanager Technology.......................      39,132,210     44,771,148
   Target 2015 Allocation........................      11,021,025      4,341,138
   Target 2025 Allocation........................       9,423,508      2,971,584
   Target 2035 Allocation........................       6,933,924      1,207,495
   Target 2045 Allocation........................       4,960,637      1,081,139

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to


                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

5. Expenses and Related Party Transactions (Concluded)

   distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each variable portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

   AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.05% to a high of 1.40% of average daily net assets of the Portfolios of the Trust. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") an affiliate of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries (affiliates of AXA Equitable) . AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

6. Substitutions/Reorganizations

   The following table sets forth the dates at which substitution and reorganization transactions took place in the Account. For accounting purposes, these transactions were considered tax-free exchanges. * denotes Reorganization Transaction, + denotes Substitution Transaction


-----------------------------------------------------------------------------------------
August 17, 2007            Removed Portfolio               Surviving Portfolio
-----------------------------------------------------------------------------------------
                           EQ/AllianceBernstein Growth
                           and Income*                     EQ/AllianceBernstein Value*
-----------------------------------------------------------------------------------------
Shares -- Class A              51,075,037                      86,128,623
Shares -- Class B               7,874,909                      16,296,553
Value -- Class A           $        19.34                  $        16.30
Value -- Class B           $        19.21                  $        16.27
Net assets before merger   $1,139,068,217                  $  529,973,254
Net assets after merger    $           --                  $1,669,041,471
-----------------------------------------------------------------------------------------
                           UIF U.S. Real Estate+          EQ/Van Kampen Real Estate+
-----------------------------------------------------------------------------------------
Shares -- Class A               6,655,759                      17,497,813
Value -- Class A           $        23.88                  $         9.13
Net assets before merger   $  158,939,525                  $      815,508
Net assets after merger    $           --                  $  159,755,033
-----------------------------------------------------------------------------------------
July 6, 2007               Removed Portfolio               Surviving Portfolio
-----------------------------------------------------------------------------------------
                           EQ/Capital Guardian             EQ/Capital Guardian Research*
                           U.S. Equity*
-----------------------------------------------------------------------------------------
Shares -- Class B            11,071,506                      19,211,910
Value -- Class B           $      12.05                    $      15.08
-----------------------------------------------------------------------------------------

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

6. Substitutions/Reorganizations (Concluded)

-----------------------------------------------------------------------------------------
July 6, 2007               Removed Portfolio                Surviving Portfolio
-----------------------------------------------------------------------------------------
Net assets before merger   $133,411,647                     $156,303,956
Net assets after merger    $        --                      $289,715,603
-----------------------------------------------------------------------------------------
                           EQ/Janus Large Cap Growth*       EQ/T. Rowe Price Growth Stock*
-----------------------------------------------------------------------------------------
Shares -- Class B           10,084,118                        3,680,508
Value -- Class B           $      7.62                      $     23.21
Net assets before merger   $76,840,979                      $ 8,583,612
Net assets after merger    $        --                      $85,424,591
-----------------------------------------------------------------------------------------
                           EQ/Wells Fargo Montgomery        Multimanager Small
                           Small Cap*                       Cap Growth*
-----------------------------------------------------------------------------------------
Shares -- Class B            1,816,793                        6,675,268
Value -- Class B           $     14.94                      $     10.65
Net assets before merger   $27,142,887                      $43,948,717
Net assets after merger    $        --                      $71,091,604
-----------------------------------------------------------------------------------------
November 17, 2006          Removed Portfolio                Surviving Portfolio
-----------------------------------------------------------------------------------------
                           Laudus Rosenberg VIT             EQ/AXA Rosenberg
                           Value Long/Short Equity+         Value Long/Short Equity+
-----------------------------------------------------------------------------------------
Shares -- Class B             871,596                           871,596
Value -- Class B           $9,360,937                       $ 9,360,937
Net Assets before merger   $9,360,937                                --
Net Assets after merger            --                       $ 9,360,937

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:


                                                   Mortality and                    Financial
                                                   Expense Risks   Other Expenses   Accounting     Total
                                                  --------------- ---------------- ------------ ----------
Old Contracts                                           0.58%          0.16%            --         0.74%
-------------
EQUIPLAN Contracts                                      0.58%          0.16%            --         0.74%
------------------
EQUI-VEST Series 100/Momentum Contracts
---------------------------------------
EQ/Money Market
EQ/AllianceBernstein Common Stock..............         0.56%          0.60%           0.24%       1.40%
All Other Funds................................         0.50%          0.60%           0.24%       1.34%
EQUI-VEST Series 200
--------------------
EQ/Money Market
EQ/AllianceBernstein Common Stock..............         1.15%          0.25%            --         1.40%
All Other Funds................................         1.09%          0.25%            --         1.34%
EQUI-VEST Series 300 and 400 Contracts
--------------------------------------
EQ/Money Market, EQ/AllianceBernstein Common
Stock, Multimanager Aggressive Equity and
AXA Moderate Allocation........................         1.10%          0.24%            --         1.34%
All Other Funds................................         1.10%          0.25%            --         1.35%
Momentum Plus Contracts                                 1.10%          0.25%            --         1.35%
-----------------------
EQUI-VEST Series 500 Contracts                          1.20%          0.25%            --         1.45%
------------------------------
EQUI-VEST at Retirement and At Retirement                --             --              --          --
-----------------------------------------
1.30% All Funds................................         0.80%          0.50%            --         1.30%
1.25% All Funds................................         0.75%          0.50%            --         1.25%

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

7. Contractowner Charges (Continued)


                                                   Mortality and                    Financial
                                                   Expense Risks   Other Expenses   Accounting     Total
                                                   --------------- ---------------- ------------ ----------
EQUI-VEST Series 600 and 800 Contracts                  0.95%          0.25%            --         1.20%
----------------------------------------
EQUI-VEST Vantage Contracts
---------------------------
0.90 All Funds.........................                 0.90%            --             --         0.90%
0.70 All Funds.........................                 0.70%            --             --         0.70%
0.50 All Funds.........................                 0.50%            --             --         0.50%
EQUI-VEST Strategies Contracts
------------------------------
1.20% All Funds........................                 1.20%            --             --         1.20%
0.90% All Funds........................                 0.90%            --             --         0.90%
0.70% All Funds........................                 0.70%            --             --         0.70%
0.50% All Funds........................                 0.50%            --             --         0.50%
0.25% All Funds........................                 0.25%            --             --         0.25%
EQUI-VEST Express Series 700 Contracts                  0.70%          0.25%            --         0.95%
--------------------------------------
EQUI-VEST Express Series 701 Contracts
--------------------------------------
1.10% All Funds........................                 0.85%          0.25%            --         1.10%
EQUI-VEST Express Series 801 Contracts
--------------------------------------
1.25% All Funds........................                 1.00%          0.25%            --         1.25%
CrossingsSM
----------------------------------------
1.10% Single life contracts............                 0.60%          0.50%            --         1.10%
1.25% Joint life contracts.............                 0.60%          0.65%            --         1.25%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200, Momentum Contracts for EQ/Money Market, EQ/AllianceBernstein Common Stock, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 200, EQUI-VEST Vantage, EQUI-VEST Strategies Contracts for participants of the Teachers Retirement System of the State of Texas the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/AllianceBernstein Common Stock and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the Multimanager Small Cap Value, Multimanager Small Cap Growth, Multimanager Health Care, Multimanager International Equity, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Technology and EQ/Van Kampen Emerging Markets Equity portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.

                                When charge
            Charges             is deducted                       Amount deducted                         How deducted
           --------            -------------                      ---------------                     -------------------
Charge for Trust expenses      Daily           Vary by portfolio                                      Unit value

                                               $30 or during the first two contract years 2% of
                                               the account value (plus any prior withdrawal during    Unit liquidation from
Annual Administrative charge   Annual          the Contract Year) if less.                            account value


                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

7. Contractowner Charges (Concluded)

                                     When charge
             Charges                 is deducted                           Amount deducted                       How deducted
             -------                 -----------                           ---------------                       ------------
Annual Policy fee                Annual                     Low - Depending on account value, $50 if your
                                                            account value on the last of the year is less     Unit liquidation from
                                                            than $100,000.                                    account value

                                                            High - Depending on account value, in Years
                                                            1 to 2 lesser of $30 or 2% of account value,      Unit liquidation from
                                                            thereafter $30.                                   account value

Withdrawal Charge                At time of transaction     Low - 6% of withdrawals or contributions made
                                                            in the current and prior five participation       Unit liquidation from
                                                            years, whichever is less.                         account value

                                                            High - 6% of the amount withdrawn, generally
                                                            declining for the first through the 12th
                                                            contract year.

                                                            Exceptions and limitations may eliminate or
                                                            reduce the withdrawal charge.

Plan Loan charges                At time of transaction     $25 set-up fee and $6 quarterly recordkeeping     Unit liquidation from
                                                            fee                                               account value


Annuity Payout option            At time of transaction     $350 annuity administration fee                   Unit liquidation from
                                                                                                              account value

Charge for third-party                                                                                        Unit liquidation from
transfer or exchange             At time of transaction     $25                                               account value


Enhanced death benefit           Participation date         Low - 0.15% of account value                      Unit liquidation from
charge                           anniversary                                                                  account value
                                                            High - 0.60% of account value

                                                                                                              Unit liquidation from
Guaranteed Mininum Income Benefit                           0.65%                                             account value

                                                            Low - 0.60% for single life option;               Unit liquidation from
                                                                  0.75% for joint life option                 account value
Guaranteed Withdrawal Benefit for Life
                                                            High - 0.75% for single life;
                                                                   0.90% for joint life


                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

8.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.



                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B     $  98.08               --                --            --         (39.50)%
         Highest contract charge 1.45% Class B    $  93.26               --                --            --         (40.08)%
         All contract charges                           --            1,573          $146,691          1.79%             --
  2007   Lowest contract charge 0.50% Class B     $ 162.11               --                --            --            5.64%
         Highest contract charge 1.45% Class B    $ 155.64               --                --            --            4.62%
         All contract charges                           --            1,034          $161,376          2.96%             --
  2006   Lowest contract charge 0.50% Class B     $ 153.46               --                --            --           17.31%
         Highest contract charge 1.45% Class B    $ 148.76               --                --            --           16.19%
         All contract charges                           --              517          $ 77,399          3.46%             --
  2005   Lowest contract charge 0.50% Class B     $ 130.82               --                --            --            7.52%
         Highest contract charge 1.45% Class B    $ 128.03               --                --            --            6.50%
         All contract charges                           --              178          $ 22,965          4.92%             --
  2004   Lowest contract charge 0.50% Class B     $ 121.67               --                --            --           11.24%
         Highest contract charge 1.45% Class B    $ 120.22               --                --            --           10.17%
         All contract charges                           --               75          $  9,099          2.25%             --

AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B     $ 108.60               --                --            --         (11.46)%
         Highest contract charge 1.45% Class B    $ 103.26               --                --            --         (12.31)%
         All contract charges                           --              539          $ 55,833          4.85%             --
  2007   Lowest contract charge 0.50% Class B     $ 122.65               --                --            --            5.27%
         Highest contract charge 1.45% Class B    $ 117.75               --                --            --            4.26%
         All contract charges                           --              378          $ 44,771          5.06%             --
  2006   Lowest contract charge 0.50% Class B     $ 116.51               --                --            --            5.84%
         Highest contract charge 1.45% Class B    $ 112.94               --                --            --            4.83%
         All contract charges                           --              167          $ 18,932          4.29%             --
  2005   Lowest contract charge 0.50% Class B     $ 110.08               --                --            --            1.93%
         Highest contract charge 1.45% Class B    $ 107.73               --                --            --            0.96%
         All contract charges                           --              112          $ 12,046          3.73%             --
  2004   Lowest contract charge 0.50% Class B     $ 108.00               --                --            --            5.50%
         Highest contract charge 1.45% Class B    $ 106.71               --                --            --            4.49%
         All contract charges                           --               75          $  8,142          4.11%             --

AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B     $ 104.67               --                --            --         (19.83)%
         Highest contract charge 1.45% Class B    $  99.53               --                --            --         (20.59)%
         All contract charges                           --              800          $ 79,752          3.64%             --
  2007   Lowest contract charge 0.50% Class B     $ 130.56               --                --            --            4.96%
         Highest contract charge 1.45% Class B    $ 125.34               --                --            --            3.95%
         All contract charges                           --              634          $ 80,092          4.08%             --
  2006   Lowest contract charge 0.50% Class B     $ 124.39               --                --            --            8.22%
         Highest contract charge 1.45% Class B    $ 120.58               --                --            --            7.18%
         All contract charges                           --              342          $ 41,475          4.04%             --
  2005   Lowest contract charge 0.50% Class B     $ 114.94               --                --            --            2.73%
         Highest contract charge 1.45% Class B    $ 112.49               --                --            --            1.75%
         All contract charges                           --              180          $ 20,363          4.60%             --
  2004   Lowest contract charge 0.50% Class B     $ 111.89               --                --            --            7.21%
         Highest contract charge 1.45% Class B    $ 110.56               --                --            --            6.19%
         All contract charges                           --               80          $  8,873          3.62%             --

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class A (g)   $  82.34             --                --            --          (24.67)%
         Highest contract charge 1.45% Class A      $ 107.73             --                --            --          (25.38)%
         All contract charges                             --         19,014        $1,142,587          3.70%              --
  2007   Lowest contract charge 0.50% Class A (g)   $ 109.30             --                --            --             6.00%
         Highest contract charge 1.45% Class A      $ 144.38             --                --            --             4.99%
         All contract charges                             --         19,631        $1,586,678          3.35%              --
  2006   Lowest contract charge 0.50% Class A (g)   $ 103.11             --                --            --             3.11%
         Highest contract charge 1.45% Class A      $ 137.52             --                --            --             9.00%
         All contract charges                             --         20,240        $1,557,101          2.84%              --
  2005   Lowest contract charge 0.90% Class A       $ 183.99             --                --            --             4.11%
         Highest contract charge 1.45% Class A      $ 126.17             --                --            --             3.53%
         All contract charges                             --         21,774        $1,543,159          2.54%              --
  2004   Lowest contract charge 0.90% Class A       $ 176.72             --                --            --             8.02%
         Highest contract charge 1.45% Class A      $ 121.87             --                --            --             7.42%
         All contract charges                             --         23,508        $1,615,459          2.75%              --

AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.30%*
  2008   Lowest contract charge 0.50% Class B       $  95.76             --                --            --          (24.67)%
         Highest contract charge 1.30% Class B (h)  $  80.49             --                --            --          (25.38)%
         All contract charges                             --        19,014        $1,142,587          3.70%               --
  2007   Lowest contract charge 0.50% Class B       $ 127.43             --                --            --             6.00%
         Highest contract charge 1.30% Class B (h)  $ 107.96             --                --            --             4.99%
         All contract charges                             --         19,631        $1,586,678          3.35%              --
  2006   Lowest contract charge 0.50% Class B       $ 120.52             --                --            --             3.11%
         Highest contract charge 1.30% Class B (h)  $ 102.92             --                --            --             9.00%
         All contract charges                             --         20,240        $1,557,101          2.84%              --
  2005   Lowest contract charge 0.50% Class B       $ 109.79             --                --            --             4.11%
         Highest contract charge 1.20% Class B      $ 126.19             --                --            --             3.53%
         All contract charges                             --         21,774        $1,543,159          2.54%              --
  2004   Lowest contract charge 0.50% Class B       $ 105.29             --                --            --             8.02%
         Highest contract charge 1.20% Class B      $ 121.88             --                --            --             7.42%
         All contract charges                             --         23,508        $1,615,459          2.75%              --

AXA Moderate-Plus Allocation
-----------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B       $ 104.47          --                   --            --          (32.12)%
         Highest contract charge 1.45% Class B      $  99.34          --                   --            --          (32.77)%
         All contract charges                             --       4,565           $  452,172          2.45%              --
  2007   Lowest contract charge 0.50% Class B       $ 153.90          --                   --            --             5.85%
         Highest contract charge 1.45% Class B      $ 147.76          --                   --            --             4.84%
         All contract charges                             --       3,480           $  513,806          3.38%              --
  2006   Lowest contract charge 0.50% Class B       $ 145.39          --                   --            --            13.93%
         Highest contract charge 1.45% Class B      $ 140.94          --                   --            --            12.85%
         All contract charges                             --       1,886           $  267,414          3.54%              --
  2005   Lowest contract charge 0.50% Class B       $ 127.61          --                   --            --             6.14%
         Highest contract charge 1.45% Class B      $ 124.89          --                   --            --             5.13%
         All contract charges                             --         728           $   91,285          5.08%              --
  2004   Lowest contract charge 0.50% Class B       $ 120.23          --                   --            --            11.13%
         Highest contract charge 1.45% Class B      $ 118.80          --                   --            --            10.07%
         All contract charges                             --         277           $   32,979          3.47%              --


                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                              Years Ended December 31,
                                                   ------------------------------------------------------------------------------
                                                       Units            Units         Net Assets     Investment         Total
                                                    Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                   ------------ -------------------- ------------ ---------------- --------------
Crossings Aggressive Allocation
-------------------------------
         Unit Value 1.10% to 1.25%
  2008   Lowest contract charge 1.10% Class B (p)     $  68.23            --                 --            --         (31.77)%
         Highest contract charge 1.25% Class B (p)    $  68.14            --                 --            --         (31.86)%
         All contract charges                               --             7         $      510          3.13%             --
Crossings Conservative Allocation
----------------------------------
         Unit Value 1.10% to 1.25%
  2008   Lowest contract charge 1.10% Class B (p)     $  92.96            --                 --            --          (7.04)%
         Highest contract charge 1.25% Class B (p)    $  92.83            --                 --            --          (7.17)%
         All contract charges                               --             1         $      101          6.59%             --
Crossings Conservative-Plus Allocation
--------------------------------------
         Unit Value 1.10% to 1.25%
  2008   Lowest contract charge 1.10% Class B (p)     $  85.02            --                 --            --         (14.98)%
         Highest contract charge 1.25% Class B (p)    $  84.90            --                 --            --         (15.10)%
         All contract charges                               --             1         $       47          5.38%             --
Crossings Moderate Allocation
-----------------------------
         Unit Value 1.10% to 1.25%
  2008   Lowest contract charge 1.10% Class B (p)     $  81.01            --                 --            --         (18.99)%
         Highest contract charge 1.25% Class B (p)    $  80.90            --                 --            --         (19.10)%
         All contract charges                               --             1         $       64          4.91%             --
Crossings Moderate-Plus Allocation
----------------------------------
         Unit Value 1.10% to 1.25%
  2008   Lowest contract charge 1.10% Class B (p)     $  75.14            --                 --            --         (24.86)%
         Highest contract charge 1.25% Class B (p)    $  75.04            --                 --            --         (24.96)%
         All contract charges                               --            10         $      740          6.09%             --
EQ/AllianceBernstein Common Stock+
----------------------------------
         Unit Value 0.50% to 1.49%*
  2008   Lowest contract charge 0.50% Class A (g)     $  60.28            --                 --            --         (43.94)%
         Highest contract charge 1.49% Class A        $ 213.98            --                 --            --         (44.31)%
         All contract charges                               --         8,404         $1,696,532          1.74%             --
  2007   Lowest contract charge 0.50% Class A (g)     $ 107.52            --                 --            --            3.22%
         Highest contract charge 1.49% Class A        $ 384.25            --                 --            --            2.53%
         All contract charges                               --         9,616         $3,481,372          1.18%             --
  2006   Lowest contract charge 0.50% Class A (g)     $ 104.17            --                 --            --            4.17%
         Highest contract charge 1.49% Class A        $ 374.77            --                 --            --            9.64%
         All contract charges                               --        11,209         $3,969,805          1.39%             --
  2005   Lowest contract charge 0.74% Class A         $ 453.40            --                 --            --            4.05%
         Highest contract charge 1.49% Class A        $ 341.80            --                 --            --            3.26%
         All contract charges                               --        12,984         $4,188,857          1.03%             --
  2004   Lowest contract charge 0.74% Class A         $ 435.75            --                 --            --           12.98%
         Highest contract charge 1.49% Class A        $ 331.00            --                 --            --           14.12%
         All contract charges                               --        14,653         $4,588,775          1.19%             --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.30%*
  2008   Lowest contract charge 0.50% Class B         $  58.78            --                 --            --         (44.08)%
         Highest contract charge 1.30% Class B (h)    $  58.92            --                 --            --         (44.52)%
         All contract charges                               --         1,286         $   82,770         1.74%              --
  2007   Lowest contract charge 0.50% Class B         $ 105.11            --                 --            --            2.96%
         Highest contract charge 1.30% Class B (h)    $ 106.21            --                 --            --            2.14%
         All contract charges                               --         1,495         $  174,274         1.18%              --
  2006   Lowest contract charge 0.50% Class B         $ 102.09            --                 --            --           10.14%
         Highest contract charge 1.30% Class B (h)    $ 103.98            --                 --            --            3.98%
         All contract charges                               --         1,669         $  190,449         1.39%              --


                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                             Years Ended December 31,
                                                   ------------------------------------------------------------------------------
                                                       Units            Units         Net Assets     Investment         Total
                                                    Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                   ------------ -------------------- ------------ ---------------- --------------
CEQ/AllianceBernstein Common Stock (Continued)
---------------------------------------------
  2005   Lowest contract charge 0.50% Class B         $  92.69            --                 --            --            3.79%
         Highest contract charge 1.20% Class B        $ 107.24            --                 --            --            3.05%
         All contract charges                               --         1,776           $185,056          1.03%             --
  2004   Lowest contract charge 0.50% Class B         $  89.31            --                 --            --           13.55%
         Highest contract charge 1.20% Class B        $ 104.06            --                 --            --           12.75%
         All contract charges                               --         1,725           $174,349          1.19%             --
EQ/AllianceBernstein Intermediate Government
   Securities
---------------------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class A (g)     $ 110.63            --                 --            --            3.33%
         Highest contract charge 1.45% Class A        $ 140.38            --                 --            --            2.35%
         All contract charges                               --           531           $ 89,495          3.33%             --
  2007   Lowest contract charge 0.50% Class A (g)     $ 107.06            --                 --            --            6.59%
         Highest contract charge 1.45% Class A        $ 137.16            --                 --            --            5.57%
         All contract charges                               --           554           $ 90,855          4.50%             --
  2006   Lowest contract charge 0.50% Class A (g)     $ 100.44            --                 --            --            0.44%
         Highest contract charge 1.45% Class A        $ 129.92            --                 --            --            1.89%
         All contract charges                               --           586           $ 91,303          4.00%             --
  2005   Lowest contract charge 0.74% Class A         $  78.01            --                 --            --            1.04%
         Highest contract charge 1.45% Class A        $ 127.51            --                 --            --            0.02%
         All contract charges                               --           670           $102,507          3.48%             --
  2004   Lowest contract charge 0.74% Class A         $  77.21            --                 --            --            1.74%
         Highest contract charge 1.45% Class A        $ 127.48            --                 --            --            0.71%
         All contract charges                               --           768           $117,435          3.04%             --
EQ/AllianceBernstein Intermediate Government
    Securities
--------------------------------------------
         Unit Value 0.50% to 1.30%*
  2008   Lowest contract charge 0.50% Class B         $ 140.40            --                 --            --            3.08%
         Highest contract charge 1.30% Class B (h)    $ 108.13            --                 --            --            2.26%
         All contract charges                               --           220           $ 30,638          3.33%             --
  2007   Lowest contract charge 0.50% Class B         $ 136.21            --                 --            --            6.32%
         Highest contract charge 1.30% Class B (h)    $ 105.74            --                 --            --            5.48%
         All contract charges                               --           225           $ 30,902          4.50%             --
  2006   Lowest contract charge 0.50% Class B         $ 128.11            --                 --            --            2.61%
         Highest contract charge 1.30% Class B (h)    $ 100.25            --                 --            --            0.25%
         All contract charges                               --           254           $ 32,922          4.00%             --
  2005   Lowest contract charge 0.50% Class B         $ 124.85            --                 --            --            0.74%
         Highest contract charge 1.20% Class B        $ 127.54            --                 --            --            0.03%
         All contract charges                               --           276           $ 35,253          3.48%             --
  2004   Lowest contract charge 0.50% Class B         $ 123.94            --                 --            --            1.43%
         Highest contract charge 1.20% Class B        $ 127.50            --                 --            --            0.72%
         All contract charges                               --           293           $ 37,422          3.04%             --
EQ/AllianceBernstein International (a)
--------------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class A (g)     $  58.05            --                 --            --         (50.85)%
         Highest contract charge 1.45% Class A        $  75.25            --                 --            --         (51.31)%
         All contract charges                               --         3,962           $381,162          2.82%             --
  2007   Lowest contract charge 0.50% Class A (g)     $ 118.10            --                 --            --           11.45%
         Highest contract charge 1.45% Class A        $ 154.56            --                 --            --           10.38%
         All contract charges                               --         4,247           $838,849          1.50%             --
  2006   Lowest contract charge 0.50% Class A (g)     $ 105.97            --                 --            --            5.97%
         Highest contract charge 1.45% Class A        $ 140.03            --                 --            --           22.03%
         All contract charges                               --         4,389           $784,767          1.65%             --
  2005   Lowest contract charge 0.90% Class A         $ 147.18            --                 --            --           14.55%
         Highest contract charge 1.45% Class A        $ 114.75            --                 --            --           13.91%
         All contract charges                               --         4,512           $660,373          1.71%             --


                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                             Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- ------------
EEQ/AllianceBernstein International (a) (Continued)
--------------------------------------------------
  2004   Lowest contract charge 0.90% Class A          $ 128.49              --                --            --          17.40%
         Highest contract charge 1.45% Class A         $ 100.74              --                --            --          16.75%
         All contract charges                                --           4,746          $609,069          2.09%            --
EQ/AllianceBernstein International (a)
--------------------------------------
         Unit Value 0.50% to 1.30%*
  2008   Lowest contract charge 0.50% Class B          $  76.51              --                --            --        (50.97)%
         Highest contract charge 1.30% Class B (h)     $  56.75              --                --            --        (51.35)%
         All contract charges                                --             744          $ 55,667          2.82%            --
  2007   Lowest contract charge 0.50% Class B          $ 156.05              --                --            --          11.16%
         Highest contract charge 1.30% Class B (h)     $ 116.66              --                --            --          10.29%
         All contract charges                                --             787          $121,942          1.50%            --
  2006   Lowest contract charge 0.50% Class B          $ 140.38              --                --            --          22.90%
         Highest contract charge 1.30% Class B (h)     $ 105.78              --                --            --           5.78%
         All contract charges                                --             728          $102,893          1.65%            --
  2005   Lowest contract charge 0.50% Class B          $ 114.22              --                --            --          14.72%
         Highest contract charge 1.20% Class B         $ 114.63              --                --            --          13.91%
         All contract charges                                --             651          $ 75,257          1.71%            --
  2004   Lowest contract charge 0.50% Class B          $  99.56              --                --            --          17.58%
         Highest contract charge 1.20% Class B         $ 100.63              --                --            --          16.76%
         All contract charges                                --             565          $ 57,320          2.09%            --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class A (g)      $  66.73              --                --            --        (44.79)%
         Highest contract charge 1.45% Class A         $  85.25              --                --            --        (45.32)%
         All contract charges                                --           1,444          $169,875          0.01%            --
  2007   Lowest contract charge 0.50% Class A (g)      $ 120.87              --                --            --          16.40%
         Highest contract charge 1.45% Class A         $ 155.92              --                --            --          15.28%
         All contract charges                                --           1,537          $330,250            --             --
  2006   Lowest contract charge 0.50% Class A (g)      $ 103.84              --                --            --           3.84%
         Highest contract charge 1.45% Class A         $ 135.25              --                --            --           7.68%
         All contract charges                                --           1,694          $315,326            --             --
  2005   Lowest contract charge 0.90% Class A          $ 179.44              --                --            --          10.78%
         Highest contract charge 1.45% Class A         $ 125.60              --                --            --          10.17%
         All contract charges                                --           1,836          $316,938            --             --
  2004   Lowest contract charge 0.90% Class A          $ 161.98              --                --            --          13.24%
         Highest contract charge 1.45% Class A         $ 114.00              --                --            --          12.61%
         All contract charges                                --           1,990          $311,435            --             --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2008   Lowest contract charge 0.50% Class B          $  64.30              --                --            --        (44.93)%
         Highest contract charge 1.30% Class B (h)     $  65.23              --                --            --        (45.37)%
         All contract charges                                --             318          $ 29,108          0.01%            --
  2007   Lowest contract charge 0.50% Class B          $ 116.77              --                --            --          16.10%
         Highest contract charge 1.30% Class B (h)     $ 119.40              --                --            --          15.18%
         All contract charges                                --             353          $ 59,087            --             --
  2006   Lowest contract charge 0.50% Class B          $ 100.58              --                --            --           8.46%
         Highest contract charge 1.30% Class B (h)     $ 103.66              --                --            --           3.66%
         All contract charges                                --             392          $ 57,261            --             --
  2005   Lowest contract charge 0.50% Class B          $  92.73              --                --            --          10.94%
         Highest contract charge 1.20% Class B         $ 125.63              --                --            --          10.17%
         All contract charges                                --             411          $ 55,659            --             --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
EQ/AllianceBernstein Small Cap Growth (Continued)
-------------------------------------------------                          --                  --            --          13.42%
  2004   Lowest contract charge 0.50% Class B         $  83.58             --                  --            --          12.61%
         Highest contract charge 1.20% Class B        $ 114.03            408            $ 50,408            --             --
         All contract charges                               --
EQ/Ariel Appreciation II
------------------------
  2008   Lowest contract charge 0.50% Class B (d)     $  69.12             --                  --            --        (38.79)%
         Highest contract charge 1.45% Class B (d)    $  67.00             --                  --            --        (39.38)%
         All contract charges                               --             27            $  1,898          0.78%            --
  2007   Lowest contract charge 0.50% Class B (d)     $ 112.93             --                  --            --         (1.67)%
         Highest contract charge 1.45% Class B (d)    $ 110.53             --                  --            --         (2.62)%
         All contract charges                               --             29            $  3,236          0.38%            --
  2006   Lowest contract charge 0.50% Class B (d)     $ 114.85             --                  --            --          10.61%
         Highest contract charge 1.45% Class B (d)    $ 113.50             --                  --            --           9.55%
         All contract charges                               --             28            $  3,222          1.21%            --
  2005   Lowest contract charge 0.50% Class B (d)     $ 103.83             --                  --            --           3.83%
         Highest contract charge 1.45% Class B (d)    $ 103.60             --                  --            --           3.60%
         All contract charges                               --              6            $    589          0.65%            --
EQ/AXA Rosenberg Value Long/Short Equity (f)
--------------------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B         $ 107.00             --                  --            --         (6.18)%
         Highest contract charge 1.45% Class B        $ 101.75             --                  --            --         (7.07)%
         All contract charges                               --             78            $  8,100          0.18%            --
  2007   Lowest contract charge 0.50% Class B         $ 114.05             --                  --            --           2.78%
         Highest contract charge 1.45% Class B        $ 109.49             --                  --            --           1.78%
         All contract charges                               --             81            $  8,989          1.96%            --
  2006   Lowest contract charge 0.50% Class B         $ 110.97             --                  --            --           0.94%
         Highest contract charge 1.45% Class B        $ 107.57             --                  --            --         (0.02)%
         All contract charges                               --             89            $  9,606          2.85%            --
  2005   Lowest contract charge 0.50% Class B         $ 109.94             --                  --            --           6.97%
         Highest contract charge 1.45% Class B        $ 107.59             --                  --            --           5.95%
         All contract charges                               --             77            $  8,297            --             --
  2004   Lowest contract charge 0.50% Class B         $ 102.77             --                  --            --           3.11%
         Highest contract charge 1.45% Class B        $ 101.55             --                  --            --           2.13%
         All contract charges                               --             16            $  1,704            --             --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B         $  99.88             --                  --            --        (36.88)%
         Highest contract charge 1.45% Class B        $ 114.56             --                  --            --        (37.48)%
         All contract charges                               --          1,678            $235,310          1.69%            --
  2007   Lowest contract charge 0.50% Class B         $ 158.23             --                  --            --           0.67%
         Highest contract charge 1.45% Class B        $ 183.24             --                  --            --         (0.29)%
         All contract charges                               --          1,706            $383,188          1.08%            --
  2006   Lowest contract charge 0.50% Class B         $ 157.18             --                  --            --          20.31%
         Highest contract charge 1.45% Class B        $ 183.78             --                  --            --          19.16%
         All contract charges                               --          1,738            $391,171          2.86%            --
  2005   Lowest contract charge 0.50% Class B         $ 130.65             --                  --            --          2.44%
         Highest contract charge 1.45% Class B        $ 154.23             --                  --            --          1.46%
         All contract charges                               --          1,826            $344,112          1.37%            --
  2004   Lowest contract charge 0.50% Class B         $ 127.54             --                  --            --          10.02%
         Highest contract charge 1.45% Class B        $ 152.01             --                  --            --           8.97%
         All contract charges                               --          1,866            $346,892          2.14%            --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B         $  82.67               --                --            --        (43.28)%
         Highest contract charge 1.45% Class B        $ 102.85               --                --            --        (43.82)%
         All contract charges                               --            2,004          $190,748          2.24%            --
  2007   Lowest contract charge 0.50% Class B         $ 145.75               --                --            --           9.64%
         Highest contract charge 1.45% Class B        $ 183.08               --                --            --           8.58%
         All contract charges                               --            2,074          $351,707          1.93%            --
  2006   Lowest contract charge 0.50% Class B         $ 132.94               --                --            --          25.06%
         Highest contract charge 1.45% Class B        $ 168.61               --                --            --          23.87%
         All contract charges                               --            1,956          $305,076          3.67%            --
  2005   Lowest contract charge 0.50% Class B         $ 106.30               --                --            --          10.28%
         Highest contract charge 1.45% Class B        $ 136.12               --                --            --           9.23%
         All contract charges                               --            1,646          $206,833          1.84%            --
  2004   Lowest contract charge 0.50% Class B         $  96.39               --                --            --          21.04%
         Highest contract charge 1.45% Class B        $ 124.61               --                --            --          19.88%
         All contract charges                               --            1,299          $149,224          1.64%            --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (b)     $  90.78               --                --            --        (32.64)%
         Highest contract charge 1.45% Class B (b)    $  87.18               --                --            --        (33.28)%
         All contract charges                               --              487          $ 42,542          2.38%            --
  2007   Lowest contract charge 0.50% Class B (b)     $ 134.77               --                --            --           3.18%
         Highest contract charge 1.45% Class B (b)    $ 130.66               --                --            --           2.18%
         All contract charges                               --              445          $ 58,354          1.93%            --
  2006   Lowest contract charge 0.50% Class B (b)     $ 130.62               --                --            --          15.39%
         Highest contract charge 1.45% Class B (b)    $ 127.87               --                --            --          14.29%
         All contract charges                               --              394          $ 50,720          2.44%            --
  2005   Lowest contract charge 0.50% Class B (b)     $ 113.20               --                --            --           5.63%
         Highest contract charge 1.45% Class B (b)    $ 111.88               --                --            --           4.62%
         All contract charges                               --              307          $ 34,416          2.12%            --
  2004   Lowest contract charge 0.50% Class B (b)     $ 107.17               --                --            --           9.05%
         Highest contract charge 1.45% Class B (b)    $ 106.95               --                --            --           8.85%
         All contract charges                               --               41          $  4,334          4.19%            --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B         $  51.72               --                --            --        (45.50)%
         Highest contract charge 1.45% Class B        $  69.34               --                --            --        (46.02)%
         All contract charges                               --              235          $ 12,828          0.29%            --
  2007   Lowest contract charge 0.50% Class B         $  94.90               --                --            --          11.57%
         Highest contract charge 1.45% Class B        $ 128.45               --                --            --          10.49%
         All contract charges                               --              218          $ 21,860          0.24%            --
  2006   Lowest contract charge 0.50% Class B         $  85.06               --                --            --           4.70%
         Highest contract charge 1.45% Class B        $ 116.25               --                --            --           3.71%
         All contract charges                               --              185          $ 16,787            --             --
  2005   Lowest contract charge 0.50% Class B         $  81.24               --                --            --           8.20%
         Highest contract charge 1.45% Class B        $ 112.09               --                --            --           7.17%
         All contract charges                               --              156          $ 13,658            --             --
  2004   Lowest contract charge 0.50% Class B         $  75.08               --                --            --           3.07%
         Highest contract charge 1.45% Class B        $ 104.60               --                --            --           2.09%
         All contract charges                               --              128          $ 10,635            --             --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B         $  43.13              --                 --            --          (40.70)%
         Highest contract charge 1.45% Class B        $  61.34              --                 --            --          (41.27)%
         All contract charges                               --             260           $ 12,167          0.19%              --
  2007   Lowest contract charge 0.50% Class B         $  72.73              --                 --            --             4.95%
         Highest contract charge 1.45% Class B        $ 104.44              --                 --            --             3.94%
         All contract charges                               --             228           $ 18,074          0.00%              --
  2006   Lowest contract charge 0.50% Class B         $  69.30              --                 --            --             6.87%
         Highest contract charge 1.45% Class B        $ 100.48              --                 --            --             5.85%
         All contract charges                               --             148           $ 11,178          0.20%              --
  2005   Lowest contract charge 0.50% Class B         $  64.85              --                 --            --             4.58%
         Highest contract charge 1.45% Class B        $  94.93              --                 --            --             3.59%
         All contract charges                               --              97           $  6,904          0.21%              --
  2004   Lowest contract charge 0.50% Class B         $  62.01              --                 --            --             5.01%
         Highest contract charge 1.45% Class B        $  91.64              --                 --            --             4.00%
         All contract charges                               --              69           $  4,814          0.57%              --
EQ/Capital Guardian Research (j)
--------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B         $  76.16              --                 --            --          (39.97)%
         Highest contract charge 1.45% Class B        $  77.77              --                 --            --          (40.54)%
         All contract charges                               --           1,706           $134,398          0.92%              --
  2007   Lowest contract charge 0.50% Class B         $ 126.86              --                 --            --             1.15%
         Highest contract charge 1.45% Class B        $ 130.80              --                 --            --             0.18%
         All contract charges                               --           1,936           $256,826          1.21%              --
  2006   Lowest contract charge 0.50% Class B         $ 125.42              --                 --            --            11.50%
         Highest contract charge 1.45% Class B        $ 130.57              --                 --            --            10.43%
         All contract charges                               --           1,154           $152,378          0.55%              --
  2005   Lowest contract charge 0.50% Class B         $ 112.49              --                 --            --             5.52%
         Highest contract charge 1.45% Class B        $ 118.23              --                 --            --             4.52%
         All contract charges                               --           1,259           $150,283          0.54%              --
  2004   Lowest contract charge 0.50% Class B         $ 106.60              --                 --            --            10.35%
         Highest contract charge 1.45% Class B        $ 113.12              --                 --            --             9.30%
         All contract charges                               --           1,374           $156,747          0.62%              --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)     $  92.50              --                 --            --          (19.50)%
         Highest contract charge 1.45% Class B (c)    $  89.30              --                 --            --          (20.27)%
         All contract charges                               --             247           $ 22,217          8.07%              --
  2007   Lowest contract charge 0.50% Class B (c)     $ 114.90              --                 --            --             2.30%
         Highest contract charge 1.45% Class B (c)    $ 112.00              --                 --            --             1.31%
         All contract charges                               --             244           $ 27,417          7.89%              --
  2006   Lowest contract charge 0.50% Class B (c)     $ 112.32              --                 --            --             7.42%
         Highest contract charge 1.45% Class B (c)    $ 110.55              --                 --            --             6.40%
         All contract charges                               --             145           $ 16,051          8.15%              --
  2005   Lowest contract charge 0.50% Class B (c)     $ 104.56              --                 --            --             4.56%
         Highest contract charge 1.45% Class B (c)    $ 103.90              --                 --            --             3.90%
         All contract charges                               --              51           $  5,355         16.21%              --
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (i)     $  58.95              --                 --            --          (39.51)%
         Highest contract charge 1.45% Class B (i)    $  58.03              --                 --            --          (40.09)%
         All contract charges                               --             187           $ 10,886          0.78%              --

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/Davis New York Venture (Continued)
-------------------------------------
  2007   Lowest contract charge 0.50% Class B (i)      $  97.46             --                 --           --           (2.54)%
         Highest contract charge 1.45% Class B (i)     $  96.87             --                 --           --           (3.13)%
         All contract charges                                --             64           $  6,154         1.15%              --
  2006   Lowest contract charge 1.34% Class B (e)      $ 108.48             --                 --           --             8.48%
         Highest contract charge 1.35% Class B (e)     $ 108.47             --                 --           --             8.47%
         All contract charges                                --              3           $    331         0.96%              --
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class A (g)      $  67.56             --                 --           --          (37.48)%
         Highest contract charge 1.45% Class A         $  75.54             --                 --           --          (38.07)%
         All contract charges                                --          2,707           $534,905         1.87%              --
  2007   Lowest contract charge 0.50% Class A (g)      $ 108.06             --                 --           --             4.69%
         Highest contract charge 1.45% Class A         $ 121.98             --                 --           --             3.68%
         All contract charges                                --          2,858           $914,617         1.54%              --
  2006   Lowest contract charge 0.50% Class A (g)      $ 103.22             --                 --           --             3.22%
         Highest contract charge 1.45% Class A         $ 117.65             --                 --           --            13.71%
         All contract charges                                --          3,024           $934,535         1.75%              --
  2005   Lowest contract charge 0.90% Class A          $ 197.59             --                 --           --             3.72%
         Highest contract charge 1.45% Class A         $ 103.47             --                 --           --             3.15%
         All contract charges                                --          3,339           $909,007         1.53%              --
  2004   Lowest contract charge 0.90% Class A          $ 190.50             --                 --           --             9.51%
         Highest contract charge 1.45% Class A         $ 100.31             --                 --           --             8.91%
         All contract charges                                --          3,638           $957,647         1.66%              --
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.30%*
  2008   Lowest contract charge 0.50% Class B          $  67.29             --                 --           --          (37.64)%
         Highest contract charge 1.30% Class B (h)     $  66.04             --                 --           --          (38.13)%
         All contract charges                                --            852           $ 61,956         1.87%              --
  2007   Lowest contract charge 0.50% Class B          $ 107.91             --                 --           --             4.43%
         Highest contract charge 1.30% Class B (h)     $ 106.74             --                 --           --             3.60%
         All contract charges                                --            902           $106,809         1.54%              --
  2006   Lowest contract charge 0.50% Class B          $ 103.33             --                 --           --            14.52%
         Highest contract charge 1.30% Class B (h)     $ 103.03             --                 --           --             3.03%
         All contract charges                                --            894           $102,360         1.75%              --
  2005   Lowest contract charge 0.50% Class B          $  90.23             --                 --           --             3.88%
         Highest contract charge 1.20% Class B         $ 103.49             --                 --           --             3.15%
         All contract charges                                --            907           $ 91,189         1.53%              --
  2004   Lowest contract charge 0.50% Class B          $  86.86             --                 --           --             9.68%
         Highest contract charge 1.20% Class B         $ 100.33             --                 --           --             8.91%
         All contract charges                                --            860           $ 83,780         1.66%              --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.45%
  2008   Lowest contract charge 0.50% Class B (d)      $ 115.84             --                 --           --             5.94%
         Highest contract charge 1.45% Class B (d)     $ 112.30             --                 --           --             4.94%
         All contract charges                                --            483           $ 54,607        19.47%              --
  2007   Lowest contract charge 0.50% Class B (d)      $ 109.34             --                 --           --             8.76%
         Highest contract charge 1.45% Class B (d)     $ 107.01             --                 --           --             7.72%
         All contract charges                                --            213           $ 22,866         3.57%              --
  2006   Lowest contract charge 0.50% Class B (d)      $ 100.53             --                 --           --             2.90%
         Highest contract charge 1.45% Class B (d)     $  99.34             --                 --           --             1.92%
         All contract charges                                --             77           $  7,685         0.47%              --

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Evergreen International Bond (Continued)
-------------------------------------------
  2005   Lowest contract charge 0.50% Class B (d)      $ 97.69              --                 --            --          (2.31)%
         Highest contract charge 1.45% Class B (d)     $ 97.47              --                 --            --          (2.53)%
         All contract charges                               --               5            $   503            --              --
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B          $ 72.15              --                 --            --         (27.97)%
         Highest contract charge 1.45% Class B         $ 68.24              --                 --            --         (28.66)%
         All contract charges                               --             305            $21,123          0.58%             --
  2007   Lowest contract charge 0.50% Class B          $100.16              --                 --            --           10.77%
         Highest contract charge 1.45% Class B         $ 95.65              --                 --            --            9.72%
         All contract charges                               --             295            $28,671            --              --
  2006   Lowest contract charge 0.50% Class B          $ 90.42              --                 --            --            5.34%
         Highest contract charge 1.45% Class B         $ 87.18              --                 --            --            4.34%
         All contract charges                               --             257            $22,739          2.11%             --
  2005   Lowest contract charge 0.50% Class B          $ 85.83              --                 --            --            3.44%
         Highest contract charge 1.45% Class B         $ 83.56              --                 --            --            2.46%
         All contract charges                               --             288            $24,388          0.04%             --
  2004   Lowest contract charge 0.50% Class B          $ 82.98              --                 --            --            6.51%
         Highest contract charge 1.45% Class B         $ 81.56              --                 --            --            5.49%
         All contract charges                               --             298            $24,676          0.35%             --
EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (e)      $ 72.05              --                 --            --         (32.14)%
         Highest contract charge 1.45% Class B (e)     $ 70.47              --                 --            --         (32.79)%
         All contract charges                               --             845            $59,776          6.17%             --
  2007   Lowest contract charge 0.50% Class B (e)      $106.18              --                 --            --            1.55%
         Highest contract charge 1.45% Class B (e)     $104.85              --                 --            --            0.57%
         All contract charges                               --             825            $86,650          4.64%             --
  2006   Lowest contract charge 0.50% Class B (e)      $104.56              --                 --            --            4.56%
         Highest contract charge 1.45% Class B (e)     $104.26              --                 --            --            4.26%
         All contract charges                               --             122            $12,767          2.55%             --
EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (e)      $ 65.36              --                 --            --         (33.74)%
         Highest contract charge 1.45% Class B (e)     $ 63.93              --                 --            --         (34.37)%
         All contract charges                               --             118            $ 7,589          1.02%             --
  2007   Lowest contract charge 0.50% Class B (e)      $ 98.64              --                 --            --          (9.09)%
         Highest contract charge 1.45% Class B (e)     $ 97.41              --                 --            --          (9.96)%
         All contract charges                               --              66            $ 6,402          0.57%             --
  2006   Lowest contract charge 0.50% Class B (e)      $108.50              --                 --            --            8.50%
         Highest contract charge 1.45% Class B (e)     $108.18              --                 --            --            8.18%
         All contract charges                               --              11            $ 1,216          0.58%             --
EQ/Franklin Templeton Founding Strategy
---------------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (i)      $ 60.08              --                 --            --         (37.20)%
         Highest contract charge 1.45% Class B (i)     $ 59.15              --                 --            --         (37.80)%
         All contract charges                               --             501            $29,735          4.75%             --
  2007   Lowest contract charge 0.50% Class B (i)      $ 95.67              --                 --            --          (4.33)%
         Highest contract charge 1.45% Class B (i)     $ 95.10              --                 --            --          (4.90)%
         All contract charges                               --             292            $27,827          2.48%             --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)      $ 104.07             --                 --           --          (14.25)%
         Highest contract charge 1.45% Class B (c)     $ 100.47             --                 --           --          (15.07)%
         All contract charges                                --            115           $ 11,611         0.51%              --
  2007   Lowest contract charge 0.50% Class B (c)      $ 121.36             --                 --           --             2.90%
         Highest contract charge 1.45% Class B (c)     $ 118.30             --                 --           --             1.91%
         All contract charges                                --            108           $ 12,892         0.81%             --
  2006   Lowest contract charge 0.50% Class B (c)      $ 117.94             --                 --           --            11.65%
         Highest contract charge 1.45% Class B (c)     $ 116.08             --                 --           --            10.58%
         All contract charges                                --             65           $  7,591         6.42%              --
  2005   Lowest contract charge 0.50% Class B (c)      $ 105.64             --                 --           --             5.64%
         Highest contract charge 1.45% Class B (c)     $ 104.97             --                 --           --             4.97%
         All contract charges                                --             23           $  2,512         4.96%              --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (b)      $ 104.46             --                 --           --          (31.01)%
         Highest contract charge 1.45% Class B (b)     $ 100.32             --                 --           --          (31.66)%
         All contract charges                                --          1,113           $111,588         0.62%              --
  2007   Lowest contract charge 0.50% Class B (b)      $ 151.41             --                 --           --             8.75%
         Highest contract charge 1.45% Class B (b)     $ 146.80             --                 --           --             7.70%
         All contract charges                                --            866           $127,593         0.52%              --
  2006   Lowest contract charge 0.50% Class B (b)      $ 139.23             --                 --           --            18.24%
         Highest contract charge 1.45% Class B (b)     $ 136.30             --                 --           --            17.12%
         All contract charges                                --            484           $ 66,227         1.54%              --
  2005   Lowest contract charge 0.50% Class B (b)      $ 117.75             --                 --           --             3.80%
         Highest contract charge 1.45% Class B (b)     $ 116.38             --                 --           --             2.81%
         All contract charges                                --            341           $ 39,738         0.98%              --
  2004   Lowest contract charge 0.50% Class B (b)      $ 113.44             --                 --           --            13.51%
         Highest contract charge 1.45% Class B (b)     $ 113.20             --                 --           --            13.31%
         All contract charges                                --             47           $  5,219         0.43%              --
EQ/International Core PLUS
--------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B          $  80.00             --                 --           --          (45.13)%
         Highest contract charge 1.45% Class B         $ 102.60             --                 --           --          (45.66)%
         All contract charges                                --            889           $ 75,314         1.61%              --
  2007   Lowest contract charge 0.50% Class B          $ 145.80             --                 --           --            14.65%
         Highest contract charge 1.45% Class B         $ 188.80             --                 --           --            13.54%
         All contract charges                                --            748           $117,043         0.41%              --
  2006   Lowest contract charge 0.50% Class B          $ 127.17             --                 --           --            18.65%
         Highest contract charge 1.45% Class B         $ 166.28             --                 --           --            17.52%
         All contract charges                                --            714           $ 98,514         1.40%              --
  2005   Lowest contract charge 0.50% Class B          $ 107.18             --                 --           --            16.54%
         Highest contract charge 1.45% Class B         $ 141.49             --                 --           --            15.43%
         All contract charges                                --            588           $ 69,010         1.61%              --
  2004   Lowest contract charge 0.50% Class B          $  91.97             --                 --           --            13.04%
         Highest contract charge 1.45% Class B         $ 122.57             --                 --           --            11.97%
         All contract charges                                --            436           $ 44,312         1.74%              --
EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)      $  99.33             --                --            --          (40.58)%
         Highest contract charge 1.45% Class B (c)     $  95.89             --                --            --          (41.15)%
         All contract charges                                --            269          $ 25,877          0.98%              --

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                 Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/International Growth (Continued)
-----------------------------------
  2007   Lowest contract charge 0.50% Class B (c)       $167.16            --                  --           --            15.63%
         Highest contract charge 1.45% Class B (c)      $162.94            --                  --           --            14.51%
         All contract charges                                --           227            $ 37,401         0.70%              --
  2006   Lowest contract charge 0.50% Class B (c)       $144.57            --                  --           --            25.01%
         Highest contract charge 1.45% Class B (c)      $142.29            --                  --           --            23.82%
         All contract charges                                --            88            $ 12,581         1.19%              --
  2005   Lowest contract charge 0.50% Class B (c)       $115.64            --                  --           --            15.64%
         Highest contract charge 1.45% Class B (c)      $114.91            --                  --           --            14.91%
         All contract charges                                --            19            $  2,170         1.92%              --
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B           $112.63            --                  --           --           (9.40)%
         Highest contract charge 1.45% Class B          $105.24            --                  --           --          (10.26)%
         All contract charges                                --           993            $105,935         4.16%              --
  2007   Lowest contract charge 0.50% Class B           $124.31            --                  --           --             2.58%
         Highest contract charge 1.45% Class B          $117.27            --                  --           --             1.60%
         All contract charges                                --         1,164            $138,131         4.62%              --
  2006   Lowest contract charge 0.50% Class B           $121.18            --                  --           --             3.54%
         Highest contract charge 1.45% Class B          $115.42            --                  --           --             2.56%
         All contract charges                                --         1,009            $117,710         4.54%              --
  2005   Lowest contract charge 0.50% Class B           $117.03            --                  --           --             1.70%
         Highest contract charge 1.45% Class B          $112.55            --                  --           --             0.74%
         All contract charges                                --           891            $101,135         3.93%              --
  2004   Lowest contract charge 0.50% Class B           $115.07            --                  --           --             3.58%
         Highest contract charge 1.45% Class B          $111.72            --                  --           --             2.59%
         All contract charges                                --           627            $ 70,510         4.57%              --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B           $ 79.29            --                  --           --          (40.07)%
         Highest contract charge 1.45% Class B          $ 72.19            --                  --           --          (40.65)%
         All contract charges                                --           380            $ 34,198         1.82%              --
  2007   Lowest contract charge 0.50% Class B           $132.31            --                  --           --           (1.71)%
         Highest contract charge 1.45% Class B          $121.64            --                  --           --           (2.65)%
         All contract charges                                --           431            $ 64,820         1.36%              --
  2006   Lowest contract charge 0.50% Class B           $134.61            --                  --           --            19.78%
         Highest contract charge 1.45% Class B          $124.95            --                  --           --            18.64%
         All contract charges                                --           445            $ 68,748         4.40%              --
  2005   Lowest contract charge 0.50% Class B           $112.39            --                  --           --             3.40%
         Highest contract charge 1.45% Class B          $105.33            --                  --           --             2.42%
         All contract charges                                --           466            $ 60,726         1.51%              --
  2004   Lowest contract charge 0.50% Class B           $108.69            --                  --           --            10.33%
         Highest contract charge 1.45% Class B          $102.84            --                  --           --             9.27%
         All contract charges                                --           497            $ 63,509         1.28%              --
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B           $ 66.51            --                  --           --          (37.71)%
         Highest contract charge 1.45% Class B          $ 64.59            --                  --           --          (38.32)%
         All contract charges                                --           150            $  9,852         0.37%              --
  2007   Lowest contract charge 0.50% Class B           $106.78            --                  --           --             3.37%
         Highest contract charge 1.45% Class B          $104.71            --                  --           --             2.37%
         All contract charges                                --           146            $ 15,557         1.23%              --
  2006   Lowest contract charge 0.50% Class B           $103.30            --                  --           --            12.38%
         Highest contract charge 1.45% Class B          $102.29            --                  --           --            11.31%
         All contract charges                                --           158            $ 16,368         0.83%              --

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/Large Cap Core PLUS (Continued)
----------------------------------
  2005   Lowest contract charge 0.50% Class B          $ 91.93             --                  --           --             6.65%
         Highest contract charge 1.45% Class B         $ 91.89             --                  --           --             5.64%
         All contract charges                               --            181            $ 16,799         0.49%              --
  2004   Lowest contract charge 0.50% Class B          $ 86.19             --                  --           --            10.84%
         Highest contract charge 1.45% Class B         $ 86.99             --                  --           --             9.78%
         All contract charges                               --            196            $ 17,208         0.55%              --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B          $ 47.58             --                  --           --          (36.59)%
         Highest contract charge 1.45% Class B         $ 48.30             --                  --           --          (37.20)%
         All contract charges                               --          1,741            $ 85,377         0.14%              --
  2007   Lowest contract charge 0.50% Class B          $ 75.03             --                  --           --            13.41%
         Highest contract charge 1.45% Class B         $ 76.91             --                  --           --            12.33%
         All contract charges                               --          1,870            $145,854         0.00%              --
  2006   Lowest contract charge 0.50% Class B          $ 66.16             --                  --           --           (1.04)%
         Highest contract charge 1.45% Class B         $ 68.47             --                  --           --           (1.98)%
         All contract charges                               --          2,111            $146,204           --               --
  2005   Lowest contract charge 0.50% Class B          $ 66.85             --                  --           --            14.35%
         Highest contract charge 1.45% Class B         $ 69.86             --                  --           --            13.27%
         All contract charges                               --          2,304            $162,638           --               --
  2004   Lowest contract charge 0.50% Class B          $ 58.46             --                  --           --             7.84%
         Highest contract charge 1.45% Class B         $ 61.67             --                  --           --             6.81%
         All contract charges                               --          2,548            $158,455           --               --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B          $ 42.68             --                  --           --          (38.55)%
         Highest contract charge 1.45% Class B         $ 66.67             --                  --           --          (39.13)%
         All contract charges                               --          1,840            $181,508         0.11%              --
  2007   Lowest contract charge 0.50% Class B          $ 69.45             --                  --           --            15.04%
         Highest contract charge 1.45% Class B         $109.53             --                  --           --            13.94%
         All contract charges                               --          1,998            $323,002         0.34%               --
  2006   Lowest contract charge 0.50% Class B          $ 60.37             --                  --           --             7.24%
         Highest contract charge 1.45% Class B         $ 96.13             --                  --           --             6.22%
         All contract charges                               --          2,215            $314,252           --                --
  2005   Lowest contract charge 0.50% Class B          $ 56.29             --                  --           --             8.48%
         Highest contract charge 1.45% Class B         $ 90.50             --                  --           --             7.45%
         All contract charges                               --          2,567            $342,058           --               --
  2004   Lowest contract charge 0.50% Class B          $ 51.89             --                  --           --            12.06%
         Highest contract charge 1.45% Class B         $ 84.23             --                  --           --            10.99%
         All contract charges                               --          2,943            $364,786           --               --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.50% to 1.45%
  2008   Lowest contract charge 0.50% Class B (d)      $ 45.70             --                  --           --          (56.92)%
         Highest contract charge 1.45% Class B (d)     $ 44.30             --                  --           --          (57.33)%
         All contract charges                               --            198            $  8,765         1.43%              --
  2007   Lowest contract charge 0.50% Class B (d)      $106.08             --                  --           --           (6.41)%
         Highest contract charge 1.45% Class B (d)     $103.83             --                  --           --           (7.29)%
         All contract charges                               --            201            $ 20,937         0.00%              --
  2006   Lowest contract charge 0.50% Class B (d)      $113.34             --                  --           --             6.30%
         Highest contract charge 1.45% Class B (d)     $112.00             --                  --           --             5.29%
         All contract charges                               --            168            $ 18,866         0.05%              --

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
EQ/Large Cap Value Index (Continued)
------------------------------------
  2005   Lowest contract charge 0.50% Class B (d)      $ 106.62              --                 --           --            6.62%
         Highest contract charge 1.45% Class B (d)     $ 106.38              --                 --           --            6.38%
         All contract charges                                --              20         $    2,150         0.14%             --
EQ/Large Cap Value PLUS (n)
---------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class A (o)      $  88.09              --                 --           --         (43.29)%
         Highest contract charge 1.45% Class A (o)     $  79.92              --                 --           --         (43.83)%
         All contract charges                                --           8,288         $  607,794         3.00%             --
  2007   Lowest contract charge 0.50% Class A (o)      $ 155.34              --                 --           --          (5.17)%
         Highest contract charge 1.45% Class A (o)     $ 142.29              --                 --           --          (5.52)%
         All contract charges                                --           9,387         $1,261,004         2.66%             --
EQ/Large Cap Value PLUS (n)
---------------------------
         Unit Value 0.50% to 1.30%*
  2008   Lowest contract charge 0.50% Class B          $  87.50              --                 --           --         (43.61)%
         Highest contract charge 1.30% Class B         $  54.87              --                 --           --         (44.06)%
         All contract charges                                --           1,368         $  124,290         3.00%             --
  2007   Lowest contract charge 0.50% Class B          $ 155.18              --                 --           --          (5.03)%
         Highest contract charge 1.30% Class B         $  98.09              --                 --           --          (5.79)%
         All contract charges                                --           1,726         $  239,219         2.66%             --
  2006   Lowest contract charge 0.50% Class B          $ 163.40              --                 --           --           20.78%
         Highest contract charge 1.45% Class B         $ 151.12              --                 --           --           19.63%
         All contract charges                                --           3,483         $  500,340         1.68%             --
  2005   Lowest contract charge 0.50% Class B          $ 135.28              --                 --           --            4.91%
         Highest contract charge 1.45% Class B         $ 126.32              --                 --           --            3.91%
         All contract charges                                --           3,103         $  371,731         1.19%             --
  2004   Lowest contract charge 0.50% Class B          $ 128.95              --                 --           --           13.44%
         Highest contract charge 1.45% Class B         $ 121.57              --                 --           --           11.80%
         All contract charges                                --           2,885         $  331,846         1.41%             --
EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)      $ 113.74              --                 --           --            4.48%
         Highest contract charge 1.45% Class B (c)     $ 109.81              --                 --           --            3.48%
         All contract charges                                --             236         $   26,071         5.13%             --
  2007   Lowest contract charge 0.50% Class B (c)      $ 108.86              --                 --           --            6.85%
         Highest contract charge 1.45% Class B (c)     $ 106.12              --                 --           --            5.83%
         All contract charges                                --             223         $   23,944         4.43%             --
  2006   Lowest contract charge 0.50% Class B (c)      $ 101.88              --                 --           --            1.31%
         Highest contract charge 1.45% Class B (c)     $ 100.27              --                 --           --            0.35%
         All contract charges                                --             176         $   17,749         4.74%             --
  2005   Lowest contract charge 0.50% Class B (c)      $ 100.56              --                 --           --            0.56%
         Highest contract charge 1.45% Class B (c)     $  99.92              --                 --           --          (0.08)%
         All contract charges                                --             105         $   10,485         5.11%             --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)      $  80.78              --                 --           --         (36.88)%
         Highest contract charge 1.45% Class B (c)     $  77.98              --                 --           --         (37.49)%
         All contract charges                                --             135         $   10,625         1.57%             --
  2007   Lowest contract charge 0.50% Class B (c)      $ 127.98              --                 --           --            2.95%
         Highest contract charge 1.45% Class B (c)     $ 124.75              --                 --           --            1.97%
         All contract charges                                --             130         $   16,386         1.18%             --
  2006   Lowest contract charge 0.50% Class B (c)      $ 124.31              --                 --           --           16.63%
         Highest contract charge 1.45% Class B (c)     $ 122.34              --                 --           --           15.51%
         All contract charges                                --              95         $   11,695         1.50%             --

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                 Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
EQ/Lord Abbett Growth and Income (Continued)
--------------------------------------------
  2005   Lowest contract charge 0.50% Class B (c)       $106.59             --                 --           --             6.59%
         Highest contract charge 1.45% Class B (c)      $105.91             --                 --           --             5.91%
         All contract charges                                --             16           $  1,731         1.68%              --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)       $ 90.08             --                 --           --          (31.32)%
         Highest contract charge 1.45% Class B (c)      $ 86.96             --                 --           --          (31.98)%
         All contract charges                                --            104           $  9,067         1.30%              --
  2007   Lowest contract charge 0.50% Class B (c)       $131.15             --                 --           --            10.12%
         Highest contract charge 1.45% Class B (c)      $127.84             --                 --           --             9.07%
         All contract charges                                --             54           $  7,108         0.82%              --
  2006   Lowest contract charge 0.50% Class B (c)       $119.10             --                 --           --            12.13%
         Highest contract charge 1.45% Class B (c)      $117.21             --                 --           --            11.06%
         All contract charges                                --             35           $  4,131         1.24%              --
  2005   Lowest contract charge 0.50% Class B (c)       $106.21             --                 --           --             6.21%
         Highest contract charge 1.45% Class B (c)      $105.54             --                 --           --             8.09%
         All contract charges                                --             18           $  1,877         0.93%              --
EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)       $ 76.23             --                 --           --          (39.26)%
         Highest contract charge 1.45% Class B (c)      $ 73.59             --                 --           --          (39.85)%
         All contract charges                                --            269           $ 19,866         1.59%              --
  2007   Lowest contract charge 0.50% Class B (c)       $125.51             --                 --           --             0.07%
         Highest contract charge 1.45% Class B (c)      $122.34             --                 --           --           (0.89)%
         All contract charges                                --            231           $ 28,442         0.59%              --
  2006   Lowest contract charge 0.50% Class B (c)       $125.42             --                 --           --            11.87%
         Highest contract charge 1.45% Class B (c)      $123.44             --                 --           --            10.80%
         All contract charges                                --            140           $ 17,357         1.16%              --
  2005   Lowest contract charge 0.50% Class B (c)       $112.11             --                 --           --            12.11%
         Highest contract charge 1.45% Class B (c)      $111.40             --                 --           --            11.40%
         All contract charges                                --             94           $ 10,450         1.72%              --
EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B           $108.22             --                 --           --          (40.59)%
         Highest contract charge 1.45% Class B          $100.95             --                 --           --          (41.16)%
         All contract charges                                --          2,670           $271,576         0.99%              --
  2007   Lowest contract charge 0.50% Class B           $182.16             --                 --           --            13.47%
         Highest contract charge 1.45% Class B          $171.57             --                 --           --            12.39%
         All contract charges                                --          2,374           $411,149         0.18%              --
  2006   Lowest contract charge 0.50% Class B           $160.53             --                 --           --             8.78%
         Highest contract charge 1.45% Class B          $152.66             --                 --           --             7.74%
         All contract charges                                --          2,089           $321,846         0.74%              --
  2005   Lowest contract charge 0.50% Class B           $147.58             --                 --           --            10.15%
         Highest contract charge 1.45% Class B          $141.69             --                 --           --             9.10%
         All contract charges                                --          1,655           $236,310           --               --
  2004   Lowest contract charge 0.50% Class B           $133.98             --                 --           --             9.96%
         Highest contract charge 1.45% Class B          $129.87             --                 --           --             8.91%
         All contract charges                                --          1,280           $167,297           --               --
EQ/Mid Cap Index
----------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B           $ 75.38             --                 --           --            (49.53)%
         Highest contract charge 1.45% Class B          $ 67.98             --                 --           --            (50.02)%
         All contract charges                                --          2,796           $192,207         0.92%               --

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                 Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
EQ/Mid Cap Index (Continued)
----------------------------
  2007   Lowest contract charge 0.50% Class B          $149.37               --                 --           --            7.48%
         Highest contract charge 1.45% Class B         $136.02               --                 --           --            6.46%
         All contract charges                               --            2,644           $364,141           --              --
  2006   Lowest contract charge 0.50% Class B          $138.97               --                 --           --           10.97%
         Highest contract charge 1.45% Class B         $127.77               --                 --           --            9.91%
         All contract charges                               --            2,461           $318,026         3.32%             --
  2005   Lowest contract charge 0.50% Class B          $125.23               --                 --           --            5.83%
         Highest contract charge 1.45% Class B         $116.25               --                 --           --            4.83%
         All contract charges                               --            2,266           $265,901         7.70%             --
  2004   Lowest contract charge 0.50% Class B          $118.33               --                 --           --           15.45%
         Highest contract charge 1.45% Class B         $110.90               --                 --           --           14.35%
         All contract charges                               --            1,999           $223,196         2.47%             --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B          $108.09               --                 --           --         (39.87)%
         Highest contract charge 1.45% Class B         $ 79.42               --                 --           --         (40.45)%
         All contract charges                               --            2,463           $244,404         1.43%             --
  2007   Lowest contract charge 0.50% Class B          $179.75               --                 --           --          (2.09)%
         Highest contract charge 1.45% Class B         $133.36               --                 --           --          (3.03)%
         All contract charges                               --            2,763           $458,308         1.01%             --
  2006   Lowest contract charge 0.50% Class B          $183.59               --                 --           --           11.92%
         Highest contract charge 1.45% Class B         $137.53               --                 --           --           10.86%
         All contract charges                               --            2,889           $493,560         0.31%             --
  2005   Lowest contract charge 0.50% Class B          $164.04               --                 --           --           10.77%
         Highest contract charge 1.45% Class B         $124.06               --                 --           --            9.71%
         All contract charges                               --            2,900           $446,196         4.74%             --
  2004   Lowest contract charge 0.50% Class B          $148.09               --                 --           --           17.26%
         Highest contract charge 1.45% Class B         $113.08               --                 --           --           16.14%
         All contract charges                               --            2,707           $379,449         2.57%             --
EQ/Money Market+
----------------
         Unit Value 0.50% to 1.49%*
  2008   Lowest contract charge 0.50% Class A (g)      $107.20               --                 --           --            1.85%
         Highest contract charge 1.49% Class A         $ 36.99               --                 --           --            1.04%
         All contract charges                               --            2,804           $139,434         2.82%             --
  2007   Lowest contract charge 0.50% Class A (g)      $105.25               --                 --           --            4.46%
         Highest contract charge 1.49% Class A         $ 36.61               --                 --           --            3.62%
         All contract charges                               --            3,066           $147,228         4.79%             --
  2006   Lowest contract charge 0.50% Class A (g)      $100.76               --                 --           --            0.76%
         Highest contract charge 1.49% Class A         $ 35.33               --                 --           --            3.35%
         All contract charges                               --            2,357           $111,741         4.59%             --
  2005   Lowest contract charge 0.74% Class A          $ 43.38               --                 --           --            2.25%
         Highest contract charge 1.49% Class A         $ 34.19               --                 --           --            1.48%
         All contract charges                               --            1,710           $ 61,840         2.80%             --
  2004   Lowest contract charge 0.74% Class A          $ 42.43               --                 --           --            0.41%
         Highest contract charge 1.49% Class A         $ 33.69               --                 --           --          (0.36)%
         All contract charges                               --            1,808           $ 79,290         0.97%             --
EQ/Money Market
---------------
         Unit Value 0.50% to 1.30%*
  2008   Lowest contract charge 0.50% Class B          $118.64               --                 --           --            1.60%
         Highest contract charge 1.30% Class B (h)     $104.80               --                 --           --            0.80%
         All contract charges                               --              466           $ 55,344         2.82%             --
  2007   Lowest contract charge 0.50% Class B          $116.77               --                 --           --            4.18%
         Highest contract charge 1.30% Class B (h)     $103.97               --                 --           --            3.35%
         All contract charges                               --              368           $ 44,041         4.79%             --

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Money Market (Continued)
---------------------------
  2006   Lowest contract charge 0.50% Class B          $ 112.08             --                 --            --            3.96%
         Highest contract charge 1.30% Class B (h)     $ 100.60             --                 --            --            0.60%
         All contract charges                                --            293            $33,856          4.59%             --
  2005   Lowest contract charge 0.50% Class B          $ 107.81             --                 --            --            2.11%
         Highest contract charge 1.20% Class B         $ 113.12             --                 --            --            1.40%
         All contract charges                                --            229            $47,898          2.80%             --
  2004   Lowest contract charge 0.50% Class B          $ 105.58             --                 --            --            0.27%
         Highest contract charge 1.20% Class B         $ 111.56             --                 --            --          (0.43)%
         All contract charges                                --            253            $36,399          0.97%             --
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (b)      $  94.81             --                 --            --         (33.23)%
         Highest contract charge 1.45% Class B (b)     $  91.05             --                 --            --         (33.86)%
         All contract charges                                --            216            $19,750          0.25%             --
  2007   Lowest contract charge 0.50% Class B (b)      $ 141.99             --                 --            --           20.21%
         Highest contract charge 1.45% Class B (b)     $ 137.67             --                 --            --           19.06%
         All contract charges                                --            106            $14,637          0.46%             --
  2006   Lowest contract charge 0.50% Class B (b)      $ 118.12             --                 --            --            7.41%
         Highest contract charge 1.45% Class B (b)     $ 115.63             --                 --            --            6.39%
         All contract charges                                --             32            $ 3,686          0.21%             --
  2005   Lowest contract charge 0.50% Class B (b)      $ 109.97             --                 --            --            4.88%
         Highest contract charge 1.45% Class B (b)     $ 108.69             --                 --            --            3.88%
         All contract charges                                --             26            $ 2,846          0.44%             --
  2004   Lowest contract charge 0.50% Class B (b)      $ 104.85             --                 --            --            7.93%
         Highest contract charge 1.45% Class B (b)     $ 104.63             --                 --            --            7.74%
         All contract charges                                --              2            $   224          0.27%             --
EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (e)      $  66.89             --                 --            --         (38.41)%
         Highest contract charge 1.45% Class B (e)     $  65.42             --                 --            --         (39.00)%
         All contract charges                                --            351            $23,077          3.77%             --
  2007   Lowest contract charge 0.50% Class B (e)      $ 108.61             --                 --            --            1.15%
         Highest contract charge 1.45% Class B (e)     $ 107.25             --                 --            --            0.17%
         All contract charges                                --            337            $36,145          0.00%             --
  2006   Lowest contract charge 0.50% Class B (e)      $ 107.38             --                 --            --            7.38%
         Highest contract charge 1.45% Class B (e)     $ 107.07             --                 --            --            7.07%
         All contract charges                                --             44            $ 4,705          0.43%             --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (e)      $  68.98             --                 --            --         (41.04)%
         Highest contract charge 1.45% Class B (e)     $  67.46             --                 --            --         (41.61)%
         All contract charges                                --            160            $10,889          1.37%             --
  2007   Lowest contract charge 0.50% Class B (e)      $ 116.99             --                 --            --            5.18%
         Highest contract charge 1.45% Class B (e)     $ 115.53             --                 --            --            4.17%
         All contract charges                                --            114            $13,151          0.37%             --
  2006   Lowest contract charge 0.50% Class B (e)      $ 111.23             --                 --            --           11.23%
         Highest contract charge 1.45% Class B (e)     $ 110.91             --                 --            --           10.91%
         All contract charges                                --             21            $ 2,340          0.05%             --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (i)      $  58.26             --                 --            --         (39.12)%
         Highest contract charge 1.45% Class B (i)     $  57.36             --                 --            --         (39.70)%
         All contract charges                                --             26            $ 1,554          0.73%             --

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Oppenheimer Main Street Opportunity (Continued)
--------------------------------------------------
  2007   Lowest contract charge 0.50% Class B (i)      $ 95.69           --                    --            --          (4.31)%
         Highest contract charge 1.45% Class B (i)     $ 95.12           --                    --            --          (4.88)%
         All contract charges                               --           16              $  1,547          0.75%             --
EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (e)      $ 66.83           --                    --            --         (38.56)%
         Highest contract charge 1.45% Class B (e)     $ 65.36           --                    --            --         (39.14)%
         All contract charges                               --          110              $  7,124          0.09%             --
  2007   Lowest contract charge 0.50% Class B (e)      $108.77           --                    --            --          (2.26)%
         Highest contract charge 1.45% Class B (e)     $107.40           --                    --            --          (3.20)%
         All contract charges                               --           74              $  7,887            --              --
  2006   Lowest contract charge 0.50% Class B (e)      $111.28           --                    --            --           11.28%
         Highest contract charge 1.45% Class B (e)     $110.95           --                    --            --           10.95%
         All contract charges                               --           13              $  1,493          1.28%             --
EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)      $105.68           --                    --            --          (4.53)%
         Highest contract charge 1.45% Class B (c)     $102.03           --                    --            --          (5.44)%
         All contract charges                               --          975              $100,324          3.21%             --
  2007   Lowest contract charge 0.50% Class B (c)      $110.69           --                    --            --           10.91%
         Highest contract charge 1.45% Class B (c)     $107.90           --                    --            --            9.86%
         All contract charges                               --          448              $ 48,682          3.10%             --
  2006   Lowest contract charge 0.50% Class B (c)      $ 99.80           --                    --            --          (0.11)%
         Highest contract charge 1.45% Class B (c)     $ 98.22           --                    --            --          (1.06)%
         All contract charges                               --          303              $ 29,905          4.95%             --
  2005   Lowest contract charge 0.50% Class B (c)      $ 99.91           --                    --            --          (0.09)%
         Highest contract charge 1.45% Class B (c)     $ 99.28           --                    --            --          (0.72)%
         All contract charges                               --          149              $ 14,808          5.53%             --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class A (g)      $ 97.98           --                    --            --          (6.79)%
         Highest contract charge 1.45% Class A         $129.00           --                    --            --          (7.69)%
         All contract charges                               --          603              $ 98,734          5.15%             --
  2007   Lowest contract charge 0.50% Class A (g)      $105.12           --                    --            --            4.28%
         Highest contract charge 1.45% Class A         $139.74           --                    --            --            3.27%
         All contract charges                               --          691              $122,544          5.12%             --
  2006   Lowest contract charge 0.50% Class A (g)      $100.81           --                    --            --          (0.81)%
         Highest contract charge 1.45% Class A         $135.31           --                    --            --            2.58%
         All contract charges                               --          694              $119,214          4.01%             --
  2005   Lowest contract charge 0.90% Class A          $164.70           --                    --            --            1.34%
         Highest contract charge 1.45% Class A         $131.90           --                    --            --            0.78%
         All contract charges                               --          753              $125,885          3.89%             --
  2004   Lowest contract charge 0.90% Class A          $162.53           --                    --            --            3.07%
         Highest contract charge 1.45% Class A         $130.89           --                    --            --            2.50%
         All contract charges                               --          795              $131,674          3.87%             --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.50% to 1.30%*
  2008   Lowest contract charge 0.50% Class B          $129.84           --                    --            --          (7.02)%
         Highest contract charge 1.30% Class B (h)     $ 95.78           --                    --            --          (7.74)%
         All contract charges                               --          195              $ 25,267          5.15%             --
  2007   Lowest contract charge 0.50% Class B          $139.64           --                    --            --            4.01%
         Highest contract charge 1.30% Class B (h)     $103.82           --                    --            --            3.18%
         All contract charges                               --          241              $ 33,892          5.12%             --

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Quality Bond PLUS (Continued)
--------------------------------
  2006   Lowest contract charge 0.50% Class B          $ 134.25              --                --            --          3.30%
         Highest contract charge 1.30% Class B (h)     $ 100.62              --                --            --          0.62%
         All contract charges                                --             246          $ 33,382          4.01%           --
  2005   Lowest contract charge 0.50% Class B          $ 129.96              --                --            --          1.49%
         Highest contract charge 1.20% Class B         $ 131.99              --                --            --          0.78%
         All contract charges                                --             256          $ 33,894          3.89%           --
  2004   Lowest contract charge 0.50% Class B          $ 128.05              --                --            --          3.23%
         Highest contract charge 1.20% Class B         $ 130.97              --                --            --          2.50%
         All contract charges                                --             261          $ 34,083          3.87%           --
EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)      $ 106.07              --                --            --        (2.49)%
         Highest contract charge 1.45% Class B (c)     $ 102.41              --                --            --        (3.42)%
         All contract charges                                --             121          $ 12,527          5.85%           --
  2007   Lowest contract charge 0.50% Class B (c)      $ 108.78              --                --            --          4.79%
         Highest contract charge 1.45% Class B (c)     $ 106.04              --                --            --          3.79%
         All contract charges                                --             111          $ 11,897          4.93%           --
  2006   Lowest contract charge 0.50% Class B (c)      $ 103.81              --                --            --          3.44%
         Highest contract charge 1.45% Class B (c)     $ 102.17              --                --            --          2.46%
         All contract charges                                --              72          $  7,341          4.64%           --
  2005   Lowest contract charge 0.50% Class B (c)      $ 100.36                                                          0.36%
         Highest contract charge 1.45% Class B (c)     $  99.72                                                        (0.28)%
         All contract charges                                --              22          $  2,204          2.87%           --
EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B          $ 108.75              --                --            --       (34.46)%
         Highest contract charge 1.45% Class B         $ 101.61              --                --            --       (35.09)%
         All contract charges                                --           1,079          $110,179          0.86%           --
  2007   Lowest contract charge 0.50% Class B          $ 165.93              --                --            --        (2.33)%
         Highest contract charge 1.45% Class B         $ 156.54              --                --            --        (3.26)%
         All contract charges                                --           1,028          $162,622          1.40%           --
  2006   Lowest contract charge 0.50% Class B          $ 169.88              --                --            --         17.12%
         Highest contract charge 1.45% Class B         $ 161.81              --                --            --         16.01%
         All contract charges                                --             903          $147,411          1.37%           --
  2005   Lowest contract charge 0.50% Class B          $ 145.04              --                --            --          3.73%
         Highest contract charge 1.45% Class B         $ 139.49              --                --            --          2.75%
         All contract charges                                --             723          $101,473          1.21%           --
  2004   Lowest contract charge 0.50% Class B          $ 139.82              --                --            --         17.08%
         Highest contract charge 1.45% Class B         $ 135.75              --                --            --         15.97%
         All contract charges                                --             597          $ 81,729          2.73%           --
EQ/T. Rowe Price Growth Stock (k)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (b)      $  67.56              --                --            --       (42.49)%
         Highest contract charge 1.45% Class B (b)     $  64.87              --                --            --       (43.05)%
         All contract charges                                --             804          $ 52,446          0.00%           --
  2007   Lowest contract charge 0.50% Class B (b)      $ 117.48              --                --            --          6.69%
         Highest contract charge 1.45% Class B (b)     $ 113.91              --                --            --          5.67%
         All contract charges                                --             750          $ 86,072          0.14%           --
  2006   Lowest contract charge 0.50% Class B (b)      $ 110.11              --                --            --        (4.49)%
         Highest contract charge 1.45% Class B (b)     $ 107.80              --                --            --        (5.40)%
         All contract charges                                --              80          $  8,636            --            --
  2005   Lowest contract charge 0.50% Class B (b)      $ 115.29              --                --            --          3.47%
         Highest contract charge 1.45% Class B (b)     $ 113.95              --                --            --          2.48%
         All contract charges                                --              70          $  7,961            --            --

                                     FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                 Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
EQ/T. Rowe Price Growth Stock (k) (Continued)
---------------------------------------------
  2004   Lowest contract charge 0.50% Class B (b)      $ 111.43              --                --            --           12.32%
         Highest contract charge 1.45% Class B (b)     $ 111.19              --                --            --           12.12%
         All contract charges                                --               9          $    969            --              --
EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (e)      $  64.51              --                --            --         (41.12)%
         Highest contract charge 1.45% Class B (e)     $  63.10              --                --            --         (41.68)%
         All contract charges                                --             291          $ 18,450          1.69%             --
  2007   Lowest contract charge 0.50% Class B (e)      $ 109.56              --                --            --            1.58%
         Highest contract charge 1.45% Class B (e)     $ 108.19              --                --            --            0.60%
         All contract charges                                --             276          $ 29,896          0.67%             --
  2006   Lowest contract charge 0.50% Class B (e)      $ 107.86              --                --            --            7.86%
         Highest contract charge 1.45% Class B (e)     $ 107.54              --                --            --            7.54%
         All contract charges                                --              45          $  4,856          0.45%             --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (b)      $  80.98              --                --            --         (40.33)%
         Highest contract charge 1.45% Class B (b)     $  77.76              --                --            --         (40.90)%
         All contract charges                                --             195          $ 15,016          1.19%             --
  2007   Lowest contract charge 0.50% Class B (b)      $ 135.71              --                --            --            0.66%
         Highest contract charge 1.45% Class B (b)     $ 131.58              --                --            --          (0.30)%
         All contract charges                                --             204          $ 27,120          0.92%             --
  2006   Lowest contract charge 0.50% Class B (b)      $ 134.82              --                --            --           13.58%
         Highest contract charge 1.45% Class B (b)     $ 131.98              --                --            --           12.50%
         All contract charges                                --             148          $ 19,665          0.98%             --
  2005   Lowest contract charge 0.50% Class B (b)      $ 118.70              --                --            --            8.46%
         Highest contract charge 1.45% Class B (b)     $ 117.32              --                --            --            7.43%
         All contract charges                                --              67          $  7,918          1.35%             --
  2004   Lowest contract charge 0.50% Class B (b)      $ 109.44              --                --            --           11.67%
         Highest contract charge 1.45% Class B (b)     $ 109.21              --                --            --           11.48%
         All contract charges                                --               1          $    220          2.62%             --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)      $  73.61              --                --            --         (37.26)%
         Highest contract charge 1.45% Class B (c)     $  71.07              --                --            --         (37.86)%
         All contract charges                                --             197          $ 14,153          1.92%             --
  2007   Lowest contract charge 0.50% Class B (c)      $ 117.33              --                --            --          (2.99)%
         Highest contract charge 1.45% Class B (c)     $ 114.37              --                --            --          (3.92)%
         All contract charges                                --             199          $ 22,805          1.69%             --
  2006   Lowest contract charge 0.50% Class B (c)      $ 120.95              --                --            --           15.33%
         Highest contract charge 1.45% Class B (c)     $ 119.04              --                --            --           14.23%
         All contract charges                                --             152          $ 18,187          3.08%             --
  2005   Lowest contract charge 0.50% Class B (c)      $ 104.88              --                --            --            4.88%
         Highest contract charge 1.45% Class B (c)     $ 104.21              --                --            --            4.21%
         All contract charges                                --              64          $  6,674          2.03%             --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B          $ 145.67              --                --            --         (57.56)%
         Highest contract charge 1.45% Class B         $ 156.59              --                --            --         (57.97)%
         All contract charges                                --           2,129          $253,220          0.14%             --
  2007   Lowest contract charge 0.50% Class B          $ 343.25              --                --            --           41.30%
         Highest contract charge 1.45% Class B         $ 372.58              --                --            --           39.95%
         All contract charges                                --           2,232          $634,802            --              --

                                     FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
EQ/Van Kampen Emerging Markets Equity (Continued)
-------------------------------------------------
  2006   Lowest contract charge 0.50% Class B          $ 242.92              --                 --           --           36.37%
         Highest contract charge 1.45% Class B         $ 266.22              --                 --           --           35.07%
         All contract charges                                --           2,029         $  410,513         0.43%             --
  2005   Lowest contract charge 0.50% Class B          $ 178.13              --                 --           --           32.12%
         Highest contract charge 1.45% Class B         $ 197.09              --                 --           --           30.86%
         All contract charges                                --           1,693         $  250,448         0.59%             --
  2004   Lowest contract charge 0.50% Class B          $ 134.82              --                 --           --           23.06%
         Highest contract charge 1.45% Class B         $ 150.61              --                 --           --           21.88%
         All contract charges                                --           1,293         $  146,341         0.68%             --
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)      $  86.36              --                 --           --         (47.59)%
         Highest contract charge 1.45% Class B (c)     $  83.37              --                 --           --         (48.09)%
         All contract charges                                --             384         $   32,050         0.00%             --
  2007   Lowest contract charge 0.50% Class B (c)      $ 164.77              --                 --           --           21.80%
         Highest contract charge 1.45% Class B (c)     $ 160.61              --                 --           --           20.63%
         All contract charges                                --             286         $   45,962         0.34%             --
  2006   Lowest contract charge 0.50% Class B (c)      $ 135.28              --                 --           --            8.71%
         Highest contract charge 1.45% Class B (c)     $ 133.14              --                 --           --            7.68%
         All contract charges                                --             116         $   15,516         0.47%             --
  2005   Lowest contract charge 0.50% Class B (c)      $ 124.44              --                 --           --           24.44%
         Highest contract charge 1.45% Class B (c)     $ 123.65              --                 --           --           23.65%
         All contract charges                                --              39         $    4,864           --              --
EQ/Van Kampen Real Estate (m)
-----------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (o)      $  50.59              --                 --           --         (39.22)%
         Highest contract charge 1.45% Class B (o)     $  49.87              --                 --           --         (39.79)%
         All contract charges                                --           1,607         $   80,374         2.40%             --
  2007   Lowest contract charge 0.50% Class B (o)      $  83.23              --                 --           --         (16.77)%
         Highest contract charge 1.45% Class B (o)     $  82.82              --                 --           --         (17.18)%
         All contract charges                                --           1,582         $  131,033         0.76%             --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class A (g)      $  62.19              --                 --           --         (46.81)%
         Highest contract charge 1.45% Class A         $  45.52              --                 --           --         (47.32)%
         All contract charges                                --           7,902         $  406,785         0.49%             --
  2007   Lowest contract charge 0.50% Class A (g)      $ 116.93              --                 --           --           11.11%
         Highest contract charge 1.45% Class A         $  86.41              --                 --           --           10.03%
         All contract charges                                --           8,900         $  867,396         0.10%             --
  2006   Lowest contract charge 0.50% Class A (g)      $ 105.24              --                 --           --            5.24%
         Highest contract charge 1.45% Class A         $  78.53              --                 --           --            3.85%
         All contract charges                                --          10,463         $  923,899         0.17%             --
  2005   Lowest contract charge 0.90% Class A          $ 103.39              --                 --           --            7.50%
         Highest contract charge 1.45% Class A         $  75.62              --                 --           --            6.90%
         All contract charges                                --          12,174         $1,031,638           --              --
  2004   Lowest contract charge 0.90% Class A          $  96.18              --                 --           --           11.37%
         Highest contract charge 1.45% Class A         $  70.74              --                 --           --           10.75%
         All contract charges                                --          13,893         $1,098,403           --              --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.30%*
  2008   Lowest contract charge 0.50% Class B          $  46.97              --                 --           --         (46.94)%
         Highest contract charge 1.30% Class B (h)     $  60.79              --                 --           --         (47.37)%
         All contract charges                                --             133         $    6,081         0.49%             --

                                     FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
Multimanager Aggressive Equity (Continued)
------------------------------------------
  2007   Lowest contract charge 0.50% Class B         $  88.52              --                 --            --           10.83%
         Highest contract charge 1.30% Class B (h)    $ 115.50              --                 --            --            9.95%
         All contract charges                               --             159            $13,842          0.10%             --
  2006   Lowest contract charge 0.50% Class B         $  79.87              --                 --            --            4.59%
         Highest contract charge 1.30% Class B (h)    $ 105.05              --                 --            --            5.05%
         All contract charges                               --             190            $14,885          0.17%             --
  2005   Lowest contract charge 0.50% Class B         $  76.37              --                 --            --            7.67%
         Highest contract charge 1.20% Class B        $  75.63              --                 --            --            6.91%
         All contract charges                               --             203            $15,262            --              --
  2004   Lowest contract charge 0.50% Class B         $  70.93              --                 --            --           11.54%
         Highest contract charge 1.20% Class B        $  70.75              --                 --            --           10.75%
         All contract charges                               --             205            $14,345            --              --
Multimanager Core Bond
----------------------
         Unit Value 1.25%*
  2008   1.25% Class A (q)                            $ 107.54               2            $   240          4.88%           1.43%
  2007   1.25% Class A (q)                            $ 106.02              --                 --          4.09%           6.02%
Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B         $ 129.41              --                 --            --            1.95%
         Highest contract charge 1.45% Class B        $ 121.01              --                 --            --            0.98%
         All contract charges                               --             582            $71,497          4.88%             --
  2007   Lowest contract charge 0.50% Class B         $ 126.94              --                 --            --            5.73%
         Highest contract charge 1.45% Class B        $ 119.83              --                 --            --            4.71%
         All contract charges                               --             594            $72,099          4.09%             --
  2006   Lowest contract charge 0.50% Class B         $ 120.06              --                 --            --            3.25%
         Highest contract charge 1.45% Class B        $ 114.44              --                 --            --            2.27%
         All contract charges                               --             591            $68,372          4.11%             --
  2005   Lowest contract charge 0.50% Class B         $ 116.28              --                 --            --            1.24%
         Highest contract charge 1.45% Class B        $ 111.90              --                 --            --            0.28%
         All contract charges                               --             605            $68,268          3.47%             --
  2004   Lowest contract charge 0.50% Class B         $ 114.85              --                 --            --            3.37%
         Highest contract charge 1.45% Class B        $ 111.59              --                 --            --            2.38%
         All contract charges                               --             575            $64,676          3.24%             --
Multimanager Health Care
------------------------
         Unit Value 1.25%*
  2008   1.25% Class A (q)                            $  73.62               2            $   111          0.00%        (27.57)%
  2007   1.25% Class A (q)                            $ 101.64              --            $    31          0.00%           1.64%
Multimanager Health Care
------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B         $  99.59              --                 --            --         (27.18)%
         Highest contract charge 1.45% Class B        $  93.11              --                 --            --         (27.88)%
         All contract charges                               --             404            $37,959          0.00%             --
  2007   Lowest contract charge 0.50% Class B         $ 136.76              --                 --            --            8.42%
         Highest contract charge 1.45% Class B        $ 129.11              --                 --            --            7.38%
         All contract charges                               --             396            $51,597            --              --
  2006   Lowest contract charge 0.50% Class B         $ 126.14              --                 --            --            4.61%
         Highest contract charge 1.45% Class B        $ 120.24              --                 --            --            3.61%
         All contract charges                               --             387            $47,061          1.05%             --
  2005   Lowest contract charge 0.50% Class B         $ 120.59              --                 --            --            6.43%
         Highest contract charge 1.45% Class B        $ 116.05              --                 --            --            5.41%
         All contract charges                               --             361            $42,208          2.61%             --
  2004   Lowest contract charge 0.50% Class B         $ 113.31              --                 --            --           11.57%
         Highest contract charge 1.45% Class B        $ 110.09              --                 --            --           10.50%
         All contract charges                               --             318            $35,180          3.73%             --

                                     FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.45%*                                         --                 --            --         (23.70)%
  2008   Lowest contract charge 0.50% Class A (g)     $  80.57              --                 --            --         (24.43)%
         Highest contract charge 1.45% Class A        $  80.77             645           $ 88,735          9.05%
         All contract charges                               --              --                 --            --            2.88%
  2007   Lowest contract charge 0.50% Class A (g)     $ 105.59              --                 --            --            1.90%
         Highest contract charge 1.45% Class A        $ 106.88             749           $136,313          7.58%             --
         All contract charges                               --              --                 --            --            2.63%
  2006   Lowest contract charge 0.50% Class A (g)     $ 102.63              --                 --            --            8.61%
         Highest contract charge 1.45% Class A        $ 104.89             767           $137,007          7.11%             --
         All contract charges                               --              --                 --            --            2.39%
  2005   Lowest contract charge 0.90% Class A         $ 144.66              --                 --            --            1.82%
         Highest contract charge 1.45% Class A        $  96.58             799           $131,305          7.88%             --
         All contract charges                               --              --                 --            --            7.96%
  2004   Lowest contract charge 0.90% Class A         $ 141.28              --                 --            --            7.36%
         Highest contract charge 1.45% Class A        $  94.85             827           $133,524          6.69%             --
         All contract charges                               --
Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.30%*                                         --                 --            --         (23.89)%
  2008   Lowest contract charge 0.50% Class B         $ 105.16              --                 --            --         (24.49)%
         Highest contract charge 1.30% Class B (h)    $  78.76             298           $ 26,227          9.05%             --
         All contract charges                               --              --                 --            --            2.62%
  2007   Lowest contract charge 0.50% Class B         $ 138.16              --                 --            --            1.81%
         Highest contract charge 1.30% Class B (h)    $ 104.30             384           $ 44,436          7.58%             --
         All contract charges                               --              --                 --            --            9.38%
  2006   Lowest contract charge 0.50% Class B         $ 134.63              --                 --            --            2.45%
         Highest contract charge 1.30% Class B (h)    $ 102.45             379           $ 42,859          7.11%             --
         All contract charges                               --              --                 --            --            2.54%
  2005   Lowest contract charge 0.50% Class B         $ 123.08              --                 --            --            1.83%
         Highest contract charge 1.20% Class B        $  96.58             379           $ 39,438          7.88%             --
         All contract charges                               --              --                 --            --            8.13%
  2004   Lowest contract charge 0.50% Class B         $ 120.03              --                 --            --            7.37%
         Highest contract charge 1.20% Class B        $  94.85             319           $ 32,690          6.69%             --
         All contract charges                               --
Multimanager International Equity
---------------------------------
         Unit Value 1.25%*                                                   2           $    107          1.53%        (47.76)%
  2008   1.25% Class A (q)                            $  52.61              --           $      7          0.72%           0.71%
  2007   1.25% Class A (q)                            $ 100.71
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.45%*                                         --                 --            --         (47.50)%
  2008   Lowest contract charge 0.50% Class B         $ 103.86              --                 --            --         (48.00)%
         Highest contract charge 1.45% Class B        $  97.11             616           $ 60,647          1.53%             --
         All contract charges                               --              --                 --            --           11.87%
  2007   Lowest contract charge 0.50% Class B         $ 197.82              --                 --            --           10.79%
         Highest contract charge 1.45% Class B        $ 186.75             644           $121,692          0.72%             --
         All contract charges                               --              --                 --            --           24.69%
  2006   Lowest contract charge 0.50% Class B         $ 176.83              --                 --            --           23.50%
         Highest contract charge 1.45% Class B        $ 168.56             615           $104,906          2.18%             --
         All contract charges                               --              --                 --            --           14.87%
  2005   Lowest contract charge 0.50% Class B         $ 141.82              --                 --            --           13.77%
         Highest contract charge 1.45% Class B        $ 136.48             472           $ 65,031          4.04%             --
         All contract charges                               --              --                 --            --           17.32%
  2004   Lowest contract charge 0.50% Class B         $ 123.46              --                 --            --           16.20%
         Highest contract charge 1.45% Class B        $ 119.96             402           $ 48,558          2.20%             --
         All contract charges                               --

                                     FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 1.25%*
  2008   1.25% Class A (q)                        $  57.00              --                 --          0.51%         (40.14)%
  2007   1.25% Class A (q)                        $  95.23              --                 --          0.43%          (4.77)%
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B     $  80.89              --                 --            --          (39.85)%
         Highest contract charge 1.45% Class B    $  75.64              --                 --            --          (40.41)%
         All contract charges                           --             159            $12,192          0.51%              --
  2007   Lowest contract charge 0.50% Class B     $ 134.47              --                 --            --             4.48%
         Highest contract charge 1.45% Class B    $ 126.94              --                 --            --             3.47%
         All contract charges                           --             173            $22,281          0.43%              --
  2006   Lowest contract charge 0.50% Class B     $ 128.70              --                 --            --            13.01%
         Highest contract charge 1.45% Class B    $ 122.68              --                 --            --            11.94%
         All contract charges                           --             162            $20,110          0.60%              --
  2005   Lowest contract charge 0.50% Class B     $ 113.89              --                 --            --             6.20%
         Highest contract charge 1.45% Class B    $ 109.60              --                 --            --             5.18%
         All contract charges                           --             175            $19,342          0.80%              --
  2004   Lowest contract charge 0.50% Class B     $ 107.24              --                 --            --             9.13%
         Highest contract charge 1.45% Class B    $ 104.20              --                 --            --             8.08%
         All contract charges                           --             178            $18,705          2.30%              --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 1.25%*
  2008   1.25% Class A (q)                        $  55.11              --                 --          0.00%         (45.99)%
  2007   1.25% Class A (q)                        $ 102.03              --                 --          0.00%            2.03%
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B     $  60.51              --                 --            --          (45.65)%
         Highest contract charge 1.45% Class B    $  56.58              --                 --            --          (46.17)%
         All contract charges                           --             394            $22,690          0.00%              --
  2007   Lowest contract charge 0.50% Class B     $ 111.34              --                 --            --            10.69%
         Highest contract charge 1.45% Class B    $ 105.11              --                 --            --             9.63%
         All contract charges                           --             386            $41,221            --               --
  2006   Lowest contract charge 0.50% Class B     $ 100.59              --                 --            --           (0.39)%
         Highest contract charge 1.45% Class B    $  95.88              --                 --            --           (1.34)%
         All contract charges                           --             383            $37,071            --               --
  2005   Lowest contract charge 0.50% Class B     $ 100.98              --                 --            --             6.95%
         Highest contract charge 1.45% Class B    $  97.18              --                 --            --             5.94%
         All contract charges                           --             388            $38,002            --               --
  2004   Lowest contract charge 0.50% Class B     $  94.42              --                 --            --             6.13%
         Highest contract charge 1.45% Class B    $  91.74              --                 --            --             5.12%
         All contract charges                           --             379            $35,019            --               --
Multimanager Large Cap Value
----------------------------
         Unit Value 1.25%*
  2008   1.25% Class A (q)                        $  58.30               4                250          1.42%         (38.08)%
  2007   1.25% Class A (q)                        $  94.15               1            $    55          1.12%          (5.85)%
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B     $  96.17              --                 --            --          (37.77)%
         Highest contract charge 1.45% Class B    $  89.92              --                 --            --          (38.36)%
         All contract charges                           --             523            $47,681          1.42%              --
  2007   Lowest contract charge 0.50% Class B     $ 154.53              --                 --            --             3.12%
         Highest contract charge 1.45% Class B    $ 145.88              --                 --            --             2.13%
         All contract charges                           --             501             73,897          1.12%              --

                                     FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Multimanager Large Cap Value (Continued)
----------------------------------------
  2006   Lowest contract charge 0.50% Class B      $ 149.85             --                 --            --            18.73%
         Highest contract charge 1.45% Class B     $ 142.84             --                 --            --            17.60%
         All contract charges                            --            457            $65,936          2.93%              --
  2005   Lowest contract charge 0.50% Class B      $ 126.22             --                 --            --             6.56%
         Highest contract charge 1.45% Class B     $ 121.47             --                 --            --             5.55%
         All contract charges                            --            371            $45,368          3.03%              --
  2004   Lowest contract charge 0.50% Class B      $ 118.45             --                 --            --            13.85%
         Highest contract charge 1.45% Class B     $ 115.08             --                 --            --            12.77%
         All contract charges                            --            295            $34,179          5.97%              --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 1.25%*
  2008   1.25% Class A (q)                         $  54.68              1            $    59          0.00%         (44.28)%
  2007   1.25% Class A (q)                         $  98.14             --                 --          0.00%          (1.86)%
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B      $  71.31             --                 --            --          (43.86)%
         Highest contract charge 1.45% Class B     $  66.68             --                 --            --          (44.40)%
         All contract charges                            --            679            $46,112          0.00%              --
  2007   Lowest contract charge 0.50% Class B      $ 127.03             --                 --            --            11.34%
         Highest contract charge 1.45% Class B     $ 119.92             --                 --            --            10.27%
         All contract charges                            --            730            $88,998            --               --
  2006   Lowest contract charge 0.50% Class B      $ 114.09             --                 --            --             9.07%
         Highest contract charge 1.45% Class B     $ 108.75             --                 --            --             8.03%
         All contract charges                            --            753            $82,924          0.51%              --
  2005   Lowest contract charge 0.50% Class B      $ 104.60             --                 --            --             7.85%
         Highest contract charge 1.45% Class B     $ 100.66             --                 --            --             6.81%
         All contract charges                            --            768            $78,075          1.61%              --
  2004   Lowest contract charge 0.50% Class B      $  96.99             --                 --            --            11.17%
         Highest contract charge 1.45% Class B     $  94.24             --                 --            --            10.11%
         All contract charges                            --            753            $71,596          1.57%              --
Multimanager Mid Cap Value
--------------------------
         Unit Value 1.25%*
  2008   1.25% Class A (q)                         $  55.86              1            $    80          0.45%         (36.62)%
  2007   1.25% Class A (q)                         $  88.13             --                 --          0.00%         (11.87)%
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B      $  92.21             --                 --            --          (36.28)%
         Highest contract charge 1.45% Class B     $  86.21             --                 --            --          (36.90)%
         All contract charges                            --            478            $41,835          0.45%              --
  2007   Lowest contract charge 0.50% Class B      $ 144.72             --                 --            --          (0.41)%
         Highest contract charge 1.45% Class B     $ 136.63             --                 --            --          (1.36)%
         All contract charges                            --            514            $71,135            --               --
  2006   Lowest contract charge 0.50% Class B      $ 145.32             --                 --            --            14.16%
         Highest contract charge 1.45% Class B     $ 138.52             --                 --            --            13.07%
         All contract charges                            --            539            $75,665          1.69%              --
  2005   Lowest contract charge 0.50% Class B      $ 127.30             --                 --            --             6.81%
         Highest contract charge 1.45% Class B     $ 122.51             --                 --            --             5.79%
         All contract charges                            --            544            $67,218          6.80%              --
  2004   Lowest contract charge 0.50% Class B      $ 119.18             --                 --            --            14.61%
         Highest contract charge 1.45% Class B     $ 115.80             --                 --            --            13.52%
         All contract charges                            --            588            $68,546          3.78%              --

                                     FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
Multimanager Small Cap Growth (l)
---------------------------------
         Unit Value 0.50% to 1.45%*                                          --                --            --         (42.40)%
  2008   Lowest contract charge 0.50% Class B (b)      $ 80.00               --                --            --         (42.96)%
         Highest contract charge 1.45% Class B (b)     $ 76.82              416          $ 32,215          0.00%             --
         All contract charges                               --               --                --            --            3.16%
  2007   Lowest contract charge 0.50% Class B (b)      $138.89               --                --            --            2.17%
         Highest contract charge 1.45% Class B (b)     $134.67              439          $ 59,581            --              --
         All contract charges                               --               --                --            --            9.66%
  2006   Lowest contract charge 0.50% Class B (b)      $134.64               --                --            --            8.61%
         Highest contract charge 1.45% Class B (b)     $131.81              297          $ 39,279          1.47%             --
         All contract charges                               --               --                --            --            6.95%
  2005   Lowest contract charge 0.50% Class B (b)      $122.78               --                --            --            5.93%
         Highest contract charge 1.45% Class B (b)     $121.35              121          $ 14,674          3.15%             --
         All contract charges                               --               --                --            --           14.09%
  2004   Lowest contract charge 0.50% Class B (b)      $114.80               --                --            --           13.88%
         Highest contract charge 1.45% Class B (b)     $114.56                4          $    471            --              --
         All contract charges                               --
Multimanager Small Cap Value
----------------------------
         Unit Value 1.25%*                                                    1          $     52          0.25%        (38.64)%
  2008   1.25% Class A (q)                             $ 52.02               --                --          0.31%        (15.22)%
  2007   1.25% Class A (q)                             $ 84.78
Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*                                          --                --            --         (38.17)%
  2008   Lowest contract charge 0.50% Class B          $115.62               --                --            --         (38.77)%
         Highest contract charge 1.45% Class B         $ 88.09              872          $ 97,762          0.25%             --
         All contract charges                               --               --                --            --         (10.30)%
  2007   Lowest contract charge 0.50% Class B          $187.01               --                --            --         (11.16)%
         Highest contract charge 1.45% Class B         $143.86              957          $174,548          0.31%             --
         All contract charges                               --               --                --            --           15.53%
  2006   Lowest contract charge 0.50% Class B          $208.48               --                --            --           14.43%
         Highest contract charge 1.45% Class B         $161.93            1,040          $213,071          5.68%             --
         All contract charges                               --               --                --            --            4.16%
  2005   Lowest contract charge 0.50% Class B          $180.45               --                --            --            3.17%
         Highest contract charge 1.45% Class B         $141.51              973          $173,753          4.61%             --
         All contract charges                               --               --                --            --           16.52%
  2004   Lowest contract charge 0.50% Class B          $173.24               --                --            --           15.41%
         Highest contract charge 1.45% Class B         $137.16              834          $144,080          6.46%             --
         All contract charges                               --
Multimanager Technology (a)
---------------------------
         Unit Value 1.25%*                                                    3          $    142          0.00%        (47.62)%
  2008   1.25% Class A (q)                             $ 54.24                1          $     82          0.00%           3.56%
  2007   1.25% Class A (q)                             $103.56
Multimanager Technology (a)
---------------------------
         Unit Value 0.50% to 1.45%*                                          --                --            --         (47.34)%
  2008   Lowest contract charge 0.50% Class B          $ 68.52               --                --            --         (47.85)%
         Highest contract charge 1.45% Class B         $ 64.06              995          $ 64,569          0.00%             --
         All contract charges                               --               --                --            --           17.63%
  2007   Lowest contract charge 0.50% Class B          $130.12               --                --            --           16.50%
         Highest contract charge 1.45% Class B         $122.84            1,044          $129,627            --              --
         All contract charges                               --               --                --            --            6.76%
  2006   Lowest contract charge 0.50% Class B          $110.62               --                --            --            5.74%
         Highest contract charge 1.45% Class B         $105.44            1,063          $113,046            --              --
         All contract charges                               --

                                     FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
Multimanager Technology (a) (Continued)
---------------------------------------
  2005   Lowest contract charge 0.50% Class B          $ 103.61              --                --            --           10.71%
         Highest contract charge 1.45% Class B         $  99.71              --                --            --            9.66%
         All contract charges                                --           1,135          $113,949            --              --
  2004   Lowest contract charge 0.50% Class B          $  93.59              --                --            --            4.46%
         Highest contract charge 1.45% Class B         $  90.93              --                --            --            3.47%
         All contract charges                                --           1,266          $115,943          1.03%             --
Target 2015 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (e)      $  80.16              --                --            --         (30.82)%
         Highest contract charge 1.45% Class B (e)     $  78.40              --                --            --         (31.49)%
         All contract charges                                --             128          $ 10,137          3.62%             --
  2007   Lowest contract charge 0.50% Class B (e)      $ 115.88              --                --            --            6.70%
         Highest contract charge 1.45% Class B (e)     $ 114.43              --                --            --            5.68%
         All contract charges                                --              67          $  7,845          5.13%             --
  2006   Lowest contract charge 0.50% Class B (e)      $ 108.60              --                --            --            8.60%
         Highest contract charge 1.45% Class B (e)     $ 108.28              --                --            --            8.28%
         All contract charges                                --              11          $  1,222         10.42%             --
Target 2025 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (e)      $  75.68              --                --            --         (35.34)%
         Highest contract charge 1.45% Class B (e)     $  74.01              --                --            --         (35.96)%
         All contract charges                                --             143          $ 10,694          3.46%             --
  2007   Lowest contract charge 0.50% Class B (e)      $ 117.04              --                --            --            6.83%
         Highest contract charge 1.45% Class B (e)     $ 115.57              --                --            --            5.80%
         All contract charges                                --              80          $  9,227          4.20%             --
  2006   Lowest contract charge 0.50% Class B (e)      $ 109.56              --                --            --            9.56%
         Highest contract charge 1.45% Class B (e)     $ 109.23              --                --            --            9.23%
         All contract charges                                --               9          $  1,035          8.37%             --
Target 2035 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (e)      $  72.76              --                --            --         (38.34)%
         Highest contract charge 1.45% Class B (e)     $  71.16              --                --            --         (38.94)%
         All contract charges                                --              97          $  6,992          3.39%             --
  2007   Lowest contract charge 0.50% Class B (e)      $ 118.01              --                --            --            6.84%
         Highest contract charge 1.45% Class B (e)     $ 116.54              --                --            --            5.83%
         All contract charges                                --              40          $  4,736          4.13%             --
  2006   Lowest contract charge 0.50% Class B (e)      $ 110.45              --                --            --           10.45%
         Highest contract charge 1.45% Class B (e)     $ 110.12              --                --            --           10.12%
         All contract charges                                --               5          $    531          6.64%             --
Target 2045 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (e)      $  69.65              --                --            --         (41.63)%
         Highest contract charge 1.45% Class B (e)     $  68.12              --                --            --         (42.18)%
         All contract charges                                --              69          $  4,692          2.97%             --
  2007   Lowest contract charge 0.50% Class B (e)      $ 119.32              --                --            --            7.26%
         Highest contract charge 1.45% Class B (e)     $ 117.82              --                --            --            6.23%
         All contract charges                                --              29          $  3,403          3.33%             --
  2006   Lowest contract charge 0.50% Class B (e)      $ 111.24              --                --            --           11.24%
         Highest contract charge 1.45% Class B (e)     $ 110.91              --                --            --           10.91%
         All contract charges                                --               3          $    380          7.39%             --

----------
(a) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.
(b)  Units were made available for sale on October 25, 2004.
(c)  Units were made available for sale on May 9, 2005.


                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2008


8.   Accumulation Unit Values (Concluded)

(d)  Units were made available for sale on October 17, 2005.
(e)  Units were mad eavailable for sale on September 18, 2006.
(f) A substitution of EQ/AXA Rosenberg Long/Short Equity was made for Laudus Rosenberg VIT Long/Short Equity on November 17, 2006.
(g)  Units were made available for sale on November 6, 2006.
(h)  Units were made available for sale on December 4, 2006.
(i)  Units were made available for sale on May 18, 2007.
(j) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(k) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(l) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(m) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(n) A substitution of EQ/Large Cap Value Plus was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(o)  Units were made available for sale on August 17, 2007.
(p)  Units were made available for sale on March 31, 2008.
(q)  Units were made available for sale on July 15, 2007.
+    Reflects maximum allowable charge. Current charge is 1.40%.
* Expenses as percentage of average net assets (0.50%, 0.74%, 0.90%, 1.10%, 1.20%, 1.25%, 1.30%, 1.45%, and 1.49% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.
** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.


                                    FSA-109

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                      AXA EQUITABLE LIFE INSURANCE COMPANY



 Report of Independent Registered Public Accounting Firm..................  F-1


 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007................  F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2008, 2007 and 2006.................  F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-5
   Notes to Consolidated Financial Statements.............................  F-7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable adopted a framework for measuring fair value on January 1, 2008. Also, AXA Equitable changed its method of accounting for uncertainty in income taxes on January 1, 2007 and for defined benefit pension and other postretirement plans on December 31, 2006.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 13, 2009

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007


                                                                                   2008                 2007
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value.............  $     23,831.0       $     27,159.5
   Mortgage loans on real estate............................................         3,673.9              3,730.6
   Equity real estate, held for the production of income....................           370.3                381.7
   Policy loans.............................................................         3,700.3              3,938.8
   Other equity investments.................................................         1,646.8              1,820.3
   Trading securities......................................................            322.7                573.3
   Other invested assets....................................................         1,501.4              1,000.9
                                                                              -----------------    -----------------
     Total investments......................................................        35,046.4             38,605.1
Cash and cash equivalents...................................................         2,403.9              1,173.2
Cash and securities segregated, at estimated fair value.....................         2,572.6              2,370.0
Broker-dealer related receivables...........................................         1,020.4              1,623.5
Deferred policy acquisition costs...........................................         7,482.0              9,019.3
Goodwill and other intangible assets, net...................................         3,702.4              3,724.6
Amounts due from reinsurers.................................................         2,897.2              2,890.6
Loans to affiliates.........................................................           588.3                638.3
Other assets................................................................        12,926.0              3,341.8
Separate Accounts' assets...................................................        67,627.0             96,539.6
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    136,266.2       $    159,926.0
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,742.5       $     25,168.2
Future policy benefits and other policyholders liabilities..................        17,733.1             14,304.7
Broker-dealer related payables..............................................           485.5                595.1
Customers related payables..................................................         2,753.1              2,722.2
Amounts due to reinsurers...................................................            64.2              1,119.5
Short-term and long-term debt...............................................           484.6                982.0
Loans from affiliates.......................................................         1,325.0                325.0
Income taxes payable........................................................         3,813.2              3,398.9
Other liabilities...........................................................         2,842.5              1,963.2
Separate Accounts' liabilities..............................................        67,627.0             96,539.6
Minority interest in equity of consolidated subsidiaries....................         2,896.9              2,478.9
Minority interest subject to redemption rights..............................           135.0                142.7
                                                                              -----------------    -----------------
     Total liabilities......................................................       124,902.6            149,740.0
                                                                              -----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

SHAREHOLDER'S EQUITY

Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................             2.5                  2.5
Capital in excess of par value..............................................         5,184.1              5,265.4
Retained earnings...........................................................         8,412.6              5,186.0
Accumulated other comprehensive loss........................................        (2,235.6)              (267.9)
                                                                              -----------------    -----------------
     Total shareholder's equity.............................................        11,363.6             10,186.0
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    136,266.2       $    159,926.0
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    2,951.7       $     2,741.7      $     2,252.7
Premiums......................................................          758.6               804.9              817.8
Net investment income.........................................        9,093.7             2,688.4            2,389.2
Investment (losses) gains, net................................         (338.5)               (7.2)              46.9
Commissions, fees and other income............................        6,115.8             5,180.6            4,373.0
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................       18,581.3            11,408.4            9,879.6
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        4,702.6             1,998.5            1,960.5
Interest credited to policyholders' account balances..........        1,065.3             1,065.2            1,082.5
Compensation and benefits.....................................        1,989.1             2,453.2            2,090.4
Commissions...................................................        1,437.1             1,744.2            1,394.4
Distribution plan payments....................................          274.4               335.1              292.9
Amortization of deferred sales commissions....................           79.1                95.5              100.4
Interest expense..............................................           58.5                72.0               70.4
Amortization of deferred policy acquisition costs.............        3,484.7             1,099.2              689.3
Capitalization of deferred policy acquisition costs...........       (1,394.1)           (1,719.3)          (1,363.4)
Rent expense..................................................          246.6               224.3              204.1
Amortization of other intangible assets.......................           23.7                23.2               23.6
Other operating costs and expenses............................        1,196.0             1,317.9            1,254.2
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................       13,163.0             8,709.0            7,799.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
  income taxes and minority interest..........................        5,418.3             2,699.4            2,080.3
Income taxes..................................................       (1,701.9)             (759.8)            (424.5)
Minority interest in net income of consolidated subsidiaries..         (470.0)             (702.9)            (608.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        3,246.4             1,236.7            1,047.5
(Losses) earnings from discontinued operations,
   net of income taxes........................................          (26.1)               (5.9)              31.2
Gains (losses) on disposal of discontinued operations,
   net of income taxes........................................            6.3                 2.8               (1.9)
                                                                -----------------  -----------------  -----------------
NET EARNINGS..................................................   $    3,226.6       $     1,233.6      $     1,076.8
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY

Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        5,265.4            5,139.6            4,976.3
Changes in capital in excess of par value.........................          (81.3)             125.8              163.3
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        5,184.1            5,265.4            5,139.6
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        5,186.0            4,507.6            4,030.8
Cumulative effect adjustment to adopt FIN 48......................            -                 44.8                -
                                                                   -----------------   ----------------   ----------------
Retained earnings, beginning of year as adjusted..................        5,186.0            4,552.4            4,030.8
Net earnings......................................................        3,226.6            1,233.6            1,076.8
Dividends on common stock.........................................            -               (600.0)            (600.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        8,412.6            5,186.0            4,507.6
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive (loss) income,
   beginning of year..............................................         (267.9)            (167.3)             432.3
Other comprehensive loss .........................................       (1,967.7)            (100.6)            (150.1)
Adjustment to initially apply SFAS No.158, net of income taxes ...            -                  -               (449.5)
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive loss, end of year.................       (2,235.6)            (267.9)            (167.3)
                                                                   -----------------   ----------------   ----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $    11,363.6       $   10,186.0       $    9,482.4
                                                                   =================   ================   ================


                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
COMPREHENSIVE INCOME

Net earnings....................................................    $      3,226.6      $    1,233.6       $    1,076.8
                                                                   -----------------   ----------------   ----------------
Change in unrealized losses, net of
   reclassification adjustment..................................          (1,374.4)           (178.6)            (150.1)
Defined benefit plans:
   Net (loss) gain arising during year..........................            (620.4)             38.8                -
   Prior service cost arising during year.......................               -                 1.7                -
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost...              30.8              41.2                -
     Amortization of net prior service credit
       included in net periodic cost............................              (3.7)             (3.6)               -
     Amortization of net transition asset.......................               -                 (.1)               -
                                                                   -----------------   ----------------   ----------------
     Other comprehensive income - defined benefit plans.........            (593.3)             78.0                -
                                                                   -----------------   ----------------   ----------------

Other comprehensive loss........................................          (1,967.7)           (100.6)            (150.1)
                                                                   -----------------   ----------------   ----------------

COMPREHENSIVE INCOME............................................    $      1,258.9      $    1,133.0       $      926.7
                                                                   =================   ================   ================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                       2008                2007               2006
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)
Net earnings..................................................    $     3,226.6       $    1,233.6       $     1,076.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.3            1,065.2             1,082.5
  Universal life and investment-type product
     policy fee income........................................         (2,951.7)          (2,741.7)           (2,252.7)
  Net change in broker-dealer and customer related
     receivables/payables.....................................            618.9               98.5               117.2
  Net investment income related to derivative instruments.....         (7,302.1)             (86.6)              302.4
  Change in reinsurance recoverable with affiliate............         (6,351.5)               -                   -
  Investment losses (gains), net..............................            338.5                7.2               (46.9)
  Change in segregated cash and securities, net...............           (202.6)            (360.3)             (245.0)
  Change in deferred policy acquisition costs.................          2,090.6             (620.1)             (674.1)
  Change in future policy benefits............................          2,398.0               95.4                52.7
  Change in income taxes payable..............................          1,135.0              532.9               425.9
  Minority interest in net income of consolidated subsidiaries            470.0              686.3               599.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts............................         (1,566.8)              (6.9)               14.8
  Amortization of deferred sales commissions..................             79.1               95.5               100.4
  Other depreciation and amortization.........................            140.4              133.8               144.9
  Amortization of other intangible assets, net................             23.7               23.2                23.6
  (Gains) losses on disposal of discontinued operations.......             (6.3)              (2.8)                1.9
  Change in accounts payable and accrued expenses.............           (187.7)             102.6                85.5
  Other, net..................................................             75.3               81.6                61.1
                                                                 -----------------   -----------------  -----------------

Net cash (used in) provided by operating activities...........         (6,907.3)             337.4               870.9
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities
     and mortgage loans.......................................          1,727.5            2,143.1             2,962.2
  Sales of investments........................................            796.2            2,356.5             1,536.9
  Sale of AXA Equitable Life and Annuity......................             60.8                -                   -
  Purchases of investments....................................         (2,106.8)          (3,525.3)           (4,262.3)
  Cash settlements related to derivative instruments..........          5,337.0              (98.3)                -
  Change in short-term investments............................             29.3              107.0                65.6
  Decrease in loans to affiliates.............................              -                400.0                 -
  Increase in loans to affiliates.............................              -               (650.0)                -
  Change in capitalized software, leasehold improvements
     and EDP equipment .......................................           (163.1)            (205.0)             (146.1)
  Other, net..................................................            155.9              (91.2)             (390.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by (used in) investing activities...........          5,836.8              436.8              (234.1)
                                                                 -----------------   -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                    CONTINUED

                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    4,384.5       $     4,102.1      $     3,865.2
    Withdrawals from and transfers to Separate Accounts.......       (2,602.8)           (3,831.7)          (3,569.1)
  Change in short-term financings.............................         (497.8)              199.0              327.7
  Repayments of long-term debt ...............................            -                   -               (400.0)
  Increase in collateralized pledged liabilities..............          568.7                 -                  -
  Proceeds from loans from affiliates.........................        1,000.0                 -                  -
  Shareholder dividends paid..................................            -                (600.0)            (600.0)
  Other, net..................................................         (551.4)             (592.6)            (206.5)
                                                                -----------------  -----------------  -----------------

Net cash provided by (used in) financing activities...........        2,301.2              (723.2)            (582.7)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................        1,230.7                51.0               54.1
Cash and cash equivalents, beginning of year..................        1,173.2             1,122.2            1,068.1
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    2,403.9       $     1,173.2      $     1,122.2
                                                                =================  =================  =================

Supplemental cash flow information:

  Interest Paid...............................................   $       34.4       $        52.6      $        59.9
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      257.3       $       178.1      $       (40.8)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"), formerly AXA Life and Annuity Company. On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, collective investments trusts, mutual funds and other investment vehicles, (b) retail services, servicing individual clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) institutional research services by means of independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial or an affiliated company (the "AB Put"). In February 2007, AXA Financial purchased a tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2008, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2008 and 2007, the Company's consolidated economic interest in AllianceBernstein was 37.4% and 45.5%, respectively. At December 31, 2008 and 2007, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 62.4% and 63.2%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. On January 6, 2009, AXA America Holdings Inc. ("AXA America"), an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the AB Put.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2008 and 2007, respectively, the Insurance Group's General Account held $1.8 million and $5.7 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2008 and 2007, respectively, as reported in the consolidated balance sheet, these investments included $0.8 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.0 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2008 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

        AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

        At December 31, 2008, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $61.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $0.1 million in and prospective investment management fees earned from these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2008," "2007" and "2006" refer to the years ended December 31, 2008, 2007 and 2006, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        On January 12, 2009, the FASB issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20", amending EITF Issue No. 99-20, "Recognition of Interest Income and Impairment of Purchased Beneficial Interests and Beneficial Interests That Continue to be Held by a Transferor in Securitized Financial Assets". The FSP broadens the other-than-temporary impairment assessment for interests in securitized financial assets within the scope of EITF 99-20 to conform to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. FSP EITF 99-20-1 is effective prospectively for interim and annual reporting periods ending after December 15, 2008 and application to prior periods is not permitted. At December 31, 2008, debt securities with amortized cost and fair values of approximately $1,616.8 million and $1,156.3 million comprised the population subject to this amendment. Adoption of the FSP did not have an impact on the Company's consolidated results of operations or financial position.

        Effective January 1, 2008, Statement of Financial Accounting Standards ("SFAS") No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115," permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        Effective January 1, 2008, the Company adopted SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's adoption of SFAS No. 157 at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset, resulting in an increase in net income of $68.8 million, related to an increase in the fair value of the GMIB reinsurance asset of $210.6 million, offset by increased DAC amortization of $104.7 million and increased Federal income taxes of $37.1 million. The increase in the GMIB reinsurance asset's fair value under SFAS No. 157 was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of SFAS No. 157.

        On February 12, 2008, the FASB issued FSP SFAS No. 157-2, which deferred the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delays until December 31, 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets but would require adoption in an earlier interim period in 2009 if circumstances would be indicative of an impairment event. Management does not anticipate adoption of this FSP to have significant impact on the methodologies used to measure fair value for these impairment assessments.

        On October 10, 2008, the FASB issued FSP SFAS No. 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active," which clarifies the application of SFAS No. 157 in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP SFAS No. 157-3 was effective upon issuance, including prior periods for which financial statements have not been issued. Significant liquidity constraints that emerged in fourth quarter 2008 in the market for commercial mortgage-backed securities ("CMBS") resulted in the Company's adoption of this clarification for purpose of measuring the fair value of its CMBS portfolio at December 31, 2008. As a result, management concluded that an adjusted discounted cash flow methodology that maximizes the use of relevant observable inputs would produce a more representative measure of the fair value of CMBS at December 31, 2008 as compared to matrix pricing and broker quotes used at prior measurement dates and that now would require significant adjustments. The determination of fair value also considered the very limited, yet observable, CMBS transactions that occurred in fourth quarter 2008. At December 31, 2008, the fair value of the Company's CMBS portfolio was $1,674.7 million.

        Effective January 1, 2008, the Company adopted SFAS No. 141(R), "Business Combinations (revised 2007)" to be applied prospectively for all future acquisitions. While retaining the requirement of SFAS No. 141, "Business Combinations," to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
           o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,
           o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
           o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.

        In June 2007, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the FASB time to consider a number of significant issues relating to the implementation of SOP 07-1.

        Effective January 1, 2007, and as more fully described in Note 15 herein, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the AICPA's SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract.

        Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or underfunded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million principally due to the $684.2 million reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted principally from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 had no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment," which requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest for 2006 was $81.8 million lower and consolidated net earnings for 2006 was $52.5 million lower than if these plans had continued to be accounted for under APB No. 25.

        The Company used the "modified prospective method," applying the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. Beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        The Company also elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FSP FAS No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under U.S. GAAP. In the event that a shortfall of tax benefits occurs during a reporting period (i.e., tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2008, 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        New Accounting Pronouncements
        -----------------------------

        On December 30, 2008, the FASB issued FSP FAS 132(R)-1, "Disclosures about Employers' Postretirement Benefit Plan Assets". The FSP amended FAS. 132(R), "Disclosure about Plan Assets," to require additional disclosures about assets held in an employer's defined benefit pension or other postretirement plans, including disclosures about fair value measures similar to those of SFAS No. 157. The FSP is effective prospectively for fiscal years ending after December 15, 2009.

        On March 19, 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133," which requires enhanced disclosures of an entity's objectives and strategies for using derivatives, including tabular presentation of fair value amounts, gains and losses, and related hedged items, with appropriate cross-referencing to the financial statements. SFAS No. 161 is effective for interim and annual reporting periods beginning January 1, 2009.

        On December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
            o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
            o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
            o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.

        SFAS No. 160 is effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest. In 2009, the Emerging Issues Task Force will consider a topic entitled "Consideration of an Insurer's Accounting for Majority Owned Investments When the Ownership Is Through a Separate Account". This issue will consider the treatment of Separate Account arrangements that involve ownership by the Separate Account of more than 50% of its mutual fund shares.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

        Equity securities, which include common stock and non-redeemable preferred stock classified as available for sale securities, are carried at fair value and are included in other equity investments with unrealized gains and losses reported as a separate component of accumulated other comprehensive income (loss) in Shareholder's equity.

        Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains and losses reported in Net earnings.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2008 and 2007, the carrying value of COLI was $687.3 million and $770.7 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost that approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value has been determined to approximate fair value.

        All securities owned including United States government and agency securities, mortgage-backed securities and futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, interest rate swaps, futures contracts and options positions. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB"), GMIB and Guaranteed Withdrawal Benefit for Life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis and volatility risk and risk associated with actual versus expected assumptions for mortality, lapse, surrender, withdrawal and contractholder election rates, among other things. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure as well as the GWBL features are considered derivatives for accounting purposes, and, therefore, must be reported in the balance sheet at their fair value. GMIB reinsurance and GWBL features' fair values are reported in the consolidated balance sheets in Other assets and Future policy benefits and other policyholders liabilities, respectively. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings, while changes related to the GWBL fair values are reported in Policyholder's benefits. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 herein.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends could be adjusted prospectively subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into derivative contracts to minimize such risk.

        The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, such credit exposure is limited to the fair value of the derivative instruments at the reporting date. All derivatives outstanding at December 31, 2008 and 2007 are recognized on the balance sheet at their fair values. The Company controls and minimizes its counterparty exposure. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies. In addition, as further described in Note 3, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies. All outstanding equity-based and treasury futures contracts at December 31, 2008 and 2007 were exchange-traded and are marked to market and net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts and the GWBL features liability are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized Investment Gains (Losses)
        --------------------------------------------------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block's policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

            Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
            Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
            Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

        Fair value measurements classified as Level 1 include exchange-traded prices of debt and equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. At December 31, 2008, investments classified as Level 2 comprised approximately 24.0% of invested assets measured at fair value on a recurring basis and primarily included U.S. government and agency securities and certain corporate debt securities. As market quotes generally are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values for which the significant inputs are sourced either directly or indirectly from market observable data.

        At December 31, 2008, approximately $419.4 million amortized cost of CMBS securities were transferred from Level 2 to Level 3 classification. Through third quarter 2008, pricing of these securities was sourced from a third party service, whose process placed significant reliance on market trading activity. In fourth quarter 2008, the lack of sufficient observable CMBS trading data and significant volatility in the pricing of isolated trades, made it difficult, at best, to validate prices of CMBS securities below the senior AAA tranche for which limited trading continued. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs. To provide for consideration of fourth quarter market transactions, the fair value measures of these CMBS securities at December 31, 2008 attributed a 10% weighting to the pricing sourced from the third party service. This weighting of multiple valuation techniques is permitted both by SFAS No. 157 and FSP FAS 157-3 and produces a more representative measure of the fair values of these CMBS securities in the circumstances. The fair value of these CMBS securities at December 31, 2008 was approximately $358.2 million. The Level 2 classification continues to include approximately $1,843.0 million AAA-rated mortgage- and asset-backed securities, including AAA senior CMBS, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently volatile, market activity in these sectors.

        Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. In addition to the CMBS securities described above, included in the Level 3 classification at December 31, 2008 were approximately $458.4 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate the pricing of investments classified as Level 3, including back-testing to historical prices, benchmarking to similar securities, and internal review by a valuation committee. Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivatives in accordance with SFAS No. 133. The GMIB reinsurance asset reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less the fees, adjusted for risk margins, attributable to the GWBL feature valued as an embedded derivative over a range of market-consistent economic scenarios. The valuation of both the asset and liability just described incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of Separate Account funds.

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2008 and 2007.

        Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

        The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2008, the average gross short-term and long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2008, current projections of future average gross market returns assume a 9% return for 2009 through 2013, which is within the maximum and minimum limitations.

        At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances in fourth quarter 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9.0%, estimated gross profits on a U.S. GAAP basis for certain issue years of the Accumulator(R) product line of variable annuities are expected to be negative due to the recognition of derivative gains in earnings, while the reserves do not fully reflect the immediate impact of equity and interest market fluctuations. Therefore, the amortization method was changed from a methodology that uses the present value of estimated gross profits to the present value of estimated assessments.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2008, the average rate of assumed investment yields, excluding policy loans, was 6.2% grading to 6.0% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with GMDB and GWBL features and guaranteed minimum accumulation benefits ("GMAB"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        Deferred cost of reinsurance associated with the reinsurance of GMDB and GMIB riders is amortized over the life of the underlying annuity contracts based on assessments.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2008, participating policies, including those in the Closed Block, represent approximately 9.73% ($27,200.0 million) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts, including unrealized (losses) gains, on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2008, 2007 and 2006, investment results of such Separate Accounts were (losses) gains of $(33,912.8) million, $5,347.4 million and $5,689.1 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of or shortfall compared to a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2008. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2008 impairment testing performed as of December 31, 2008, management determined that goodwill was not impaired.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other intangible assets are tested for impairment quarterly. Management believes that other intangible assets were not impaired at December 31, 2008.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale: o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2008 were not significant.

3)      INVESTMENTS

        Fixed Maturities and Equity Securities

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                               AMORTIZED         UNREALIZED         UNREALIZED         ESTIMATED
                                                  COST             GAINS              LOSSES           FAIR VALUE
                                            ----------------- -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)
        DECEMBER 31, 2008
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   18,913.6      $     223.6        $     1,782.7      $    17,354.5
            Mortgage and Asset Backed......       4,242.8            76.7                 580.0            3,739.5
            U.S. Treasury, government
              and agency securities........       1,061.9            279.7                  -              1,341.6
            States and political
              subdivisions.................        164.7             12.0                   7.7              169.0
            Foreign governments............        256.3             46.5                   5.6              297.2
            Redeemable preferred stock.....       1,571.7             .1                  642.6              929.2
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   26,211.0      $     638.6        $     3,018.6      $    23,831.0
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     31.7        $       -          $         4.9      $        26.8
          Trading securities...............        434.9              .2                  188.6              246.5
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     466.6       $      .2          $       193.5      $       273.3
                                            ================= =================  =================  ================

        December 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   19,495.5      $     586.5        $       290.1      $    19,791.9
            Mortgage and Asset Backed......       4,665.3            52.5                 266.5            4,451.3
            U.S. Treasury, government
              and agency securities........        715.4             51.8                   -                767.2
            States and political
              subdivisions.................        169.8             16.7                    .6              185.9
            Foreign governments............        237.0             41.9                   -                278.9
            Redeemable preferred stock.....       1,730.7            51.3                  97.7            1,684.3
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   27,013.7      $     800.7        $       654.9      $    27,159.5
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     25.1        $      .8          $          .1      $        25.8
          Trading securities...............        482.2              8.7                  23.8              467.1
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     507.3       $      9.5         $        23.9      $       492.9
                                            ================= =================  =================  ================

        At December 31, 2008 and 2007, respectively, the Company had trading fixed maturities with an amortized cost of $79.6 million and $105.3 million and carrying values of $76.2 million and $106.2 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $1.0 million and gross unrealized losses were $3.5 million and $0.1 million for 2008 and 2007, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2008 is shown below:

                                                                  AVAILABLE FOR SALE
                                                          ------------------------------------
                                                             AMORTIZED          ESTIMATED
                                                               COST             FAIR VALUE
                                                          ----------------   -----------------
                                                                     (IN MILLIONS)
        Due in one year or less..........................  $    668.0         $     670.7
        Due in years two through five....................      8,254.4             7,845.7
        Due in years six through ten.....................      7,777.2             7,077.9
        Due after ten years..............................      3,696.9             3,568.0
                                                          ----------------   -----------------
            Subtotal.....................................      20,396.5           19,162.3
        Mortgage and Asset Backed........................      4,242.8             3,739.5
                                                          ----------------   -----------------
        Total  ..........................................  $   24,639.3       $   22,901.8
                                                          ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,373 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2008:

                                  LESS THAN 12 MONTHS            12 MONTHS OR LONGER                  TOTAL
                              ----------------------------  -------------------------------------------------------------
                                                 GROSS                          GROSS                          GROSS
                               ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
                               FAIR VALUE       LOSSES       FAIR VALUE        LOSSES       FAIR VALUE        LOSSES

                              ------------   -------------  -------------  -------------   -------------   --------------
                                                                    (IN MILLIONS)
   Fixed Maturities:
     Corporate..............  $   8,636.5    $   (1,051.8)  $    3,495.8   $     (730.9)   $   12,132.3    $   (1,782.7)
     Mortgage and
        Asset Backed........        379.9           (26.1)       1,409.6         (553.9)        1,789.5          (580.0)
     U.S. Treasury,
       government and
       agency securities....          -               -              -              -               -               -
     States and political

       subdivisions.........         36.9            (5.2)          17.7           (2.5)           54.6            (7.7)
     Foreign governments....         70.0            (5.6)           -              -              70.0            (5.6)
     Redeemable
       preferred stock......        364.2          (278.1)         515.6         (364.5)          879.8          (642.6)
                              ------------   -------------  -------------  -------------   -------------   --------------

   Total Temporarily

     Impaired Securities....  $   9,487.5    $   (1,366.8)  $    5,438.7   $   (1,651.8)   $   14,926.2    $   (3,018.6)
                              ============   =============  =============  =============   =============   ==============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2008, approximately $900.4 million or 3.5% of the $26,211.0 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2008, the Insurance Group owned $49.1 million in RMBS backed by subprime residential mortgage loans, approximately 76% rated AAA, and $26.9 million in RMBS backed by Alt-A residential mortgage loans, approximately 82% of which were rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2008, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $21.2 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. There were no restructured mortgage loans on real estate, based on amortized cost, at December 31, 2008 or 2007. Gross interest income on such loans included in net investment income aggregated zero, $3.9 million and $4.1 million in 2008, 2007 and 2006, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to zero, $3.3 million and $4.8 million in 2008, 2007 and 2006, respectively.

        There were no impaired mortgage loans at December 31, 2008. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2007 follow:

                                                                               December 31,
                                                                                   2007
                                                                              --------------
                                                                               (In Millions)
        Impaired mortgage loans with investment valuation allowances.......   $        11.4
        Impaired mortgage loans without investment valuation allowances....             -
                                                                              --------------
        Recorded investment in impaired mortgage loans.....................            11.4
        Investment valuation allowances....................................            (1.4)
                                                                              --------------
        Net Impaired Mortgage Loans........................................   $        10.0
                                                                              ==============

        During 2008, 2007 and 2006, respectively, the Company's average recorded investment in impaired mortgage loans was $7.4 million, $49.1 million and $78.8 million. Interest income recognized on these impaired mortgage loans totaled $0.6 million, $4.5 million, and, $4.5 million for 2008, 2007 and 2006, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2008 and 2007, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans were zero and $10.0 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2008 and 2007, respectively, the Company owned zero and $113.0 million of real estate acquired in satisfaction of debt. During 2008, 2007 and 2006, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $189.8 million and $179.7 million at December 31, 2008 and 2007, respectively. Depreciation expense on real estate totaled $12.8 million, $14.2 million and $18.3 million for 2008, 2007 and 2006, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2008              2007             2006
                                                            ---------------   --------------   --------------
                                                                               (IN MILLIONS)
        Balances, beginning of year........................  $       1.4       $       21.0     $     11.8
        Additions charged to income........................          -                 20.9           10.1
        Deductions for writedowns and
          asset dispositions...............................         (1.4)             (40.5)           (.9)
                                                            ---------------   --------------   --------------
        Balances, End of Year..............................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $       -         $        1.4     $     11.3
          Equity real estate...............................          -                  -              9.7
                                                            ---------------   --------------   --------------
        Total..............................................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Equity Method Investments
        -------------------------
        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,414.6 million and $1,607.9 million, respectively, at December 31, 2008 and 2007. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $48.3 million and $59.7 million, respectively, at December 31, 2008 and 2007. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(58.1) million, $237.1 million and $169.6 million, respectively, for 2008, 2007 and 2006.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 individual ventures at both December 31, 2008 and 2007) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $      318.2       $      391.3
        Investments in securities, generally at estimated fair value...........          47.3               99.3
        Cash and cash equivalents..............................................           7.8                2.4
        Other assets...........................................................           8.7                -
                                                                                ----------------   -----------------
        Total Assets...........................................................  $      382.0       $      493.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $      190.3       $      273.1
        Other liabilities......................................................           3.1                4.8
                                                                                ----------------   -----------------
        Total liabilities......................................................         193.4              277.9
                                                                                ----------------   -----------------

        Partners' capital......................................................         188.6              215.1
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $      382.0       $      493.0
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $      110.6       $       79.5
                                                                                ================   =================



                                                                    2008            2007               2006
                                                              --------------   -------------   -------------
                                                                               (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures..............  $        59.9    $       77.5          $ 88.5
         Net revenues of other limited partnership interests            -              15.3            (1.3)
        Interest expense - third party......................          (14.1)          (18.2)          (18.5)
        Other expenses......................................          (37.3)          (43.8)          (53.7)
                                                              --------------   -------------   -------------
        Net Earnings........................................  $         8.5    $       30.8          $ 15.0
                                                              ==============   =============   =============

        The Company's Equity in Net Earnings of These

          Entities Included Above...........................  $        12.3    $       24.6          $ 14.4
                                                              ==============   =============   =============

        Derivatives
        -----------

        At December 31, 2008, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $453.3 million. At December 31, 2008, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $101.2 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $150.2 million. All exchange-traded futures contracts are net cash settled daily.

        At December 31, 2008, the Company had $1,750.0 million open exchange-traded options on the S&P index to mature on January 19, 2010, consisting of a long put and short call on the index with strike prices of 881.7 and 1,021.2, respectively, and a short put position at 613.5. These positions were established in fourth quarter 2008 to mitigate the adverse effects of equity market declines on AXA Equitable statutory reserves and protect downside equity exposure to 30% but limit the opportunity for upside to approximately 16%. The contracts have not been designated as qualifying hedges under SFAS No. 133, consequently, changes in their fair values are reflected immediately in earnings. Investment income recorded on these derivatives totaled $7.1 million.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2008 and 2007 were:

                                                                                          DECEMBER 31,
                                                                                --------------------------------
                                                                                     2008                2007
                                                                                --------------    --------------
                                                                                          (IN MILLIONS)
        Notional Amount by Derivative Type:
           Interest rate floors...............................................  $    21,000       $    27,000
           Exchange traded U.S. Treasuries, and equity index futures..........       10,834             6,241
           Interest rate swaps................................................        1,100               125
           S&P puts/calls.....................................................        1,750                 -
                                                                                --------------    --------------
           Total..............................................................  $    34,684        $   33,366
                                                                                ==============    ==============

        At December 31, 2008 and 2007 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definition of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.

        In 2008, the Company executed various collateral arrangements with counterparties to over-the-counter derivative transactions, primarily used in its hedging programs for managing GMDB, GMIB and GWBL exposures, that require both the pledging and accepting of collateral (either in the form of cash or high-quality Treasury or government agency securities). At December 31, 2008, the Company held $568.7 million in cash collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. In addition, the Company held approximately $40.0 million U.S. Treasury securities under these collateral agreements at December 31, 2008.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to AllianceBernstein totaled $3,413.8 million and $3,412.1 million at December 31, 2008 and 2007, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the requirements of SFAS No. 142, the Company determined that goodwill was not impaired at December 31, 2008 and 2007 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date. However, significant declines in AllianceBernstein's assets under management and operating results in 2008 as a result of the global financial crisis decreased the amount of the excess as compared to 2007. In addition, although the market price of AllianceBernstein Holding Units exceeded their book value at December 31, 2008 and 2007, their market value significantly decreased year-over-year.

        The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The underlying cash flows used in the December 31, 2008 valuation were sourced from AllianceBernstein's current business plan, which factored in current market conditions and all material events that have impacted, or that management believed at the time could potentially impact, future discounted expected cash flows for the first four years and a 7.4% compounded annual growth rate thereafter. The Company discounted these cash flows at approximately 8.2%. The resulting amount, net of minority interest, was tax-effected to reflect taxes incurred at the Company.

        The gross carrying amount of AllianceBernstein related intangible assets were $553.8 million and $556.2 million at December 31, 2008 and 2007, respectively, and the accumulated amortization of these intangible assets were $265.3 million and $243.7 million, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.7 million, $23.5 million and $23.6 million for 2008, 2007 and 2006, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $21.4 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2008, AllianceBernstein determined that these intangible assets were not impaired.

        At December 31, 2008 and 2007, respectively, net deferred sales commissions totaled $113.5 million and $183.6 million are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2008 net asset balance for each of the next five years is $51.1 million, $32.4 million, $18.9 million, $8.2 million and $2.7 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2008, AllianceBernstein determined that the deferred sales commission asset was not impaired.

        To the extent that securities valuations remain depressed for prolonged periods of time and market conditions stagnate or worsen as a result of the global financial crisis, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2008 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings.

5)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                           DECEMBER 31,
                                                                               --------------------------------------
                                                                                     2008                2007
                                                                               ------------------  ------------------
                                                                                           (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....  $     8,544.8       $     8,657.3
        Other liabilities....................................................           71.3               115.2
                                                                               ------------------  ------------------
        Total Closed Block liabilities.......................................        8,616.1             8,772.5
                                                                               ------------------  ------------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,517.6 and $5,816.6).........................        5,041.5             5,825.6
        Mortgage loans on real estate........................................        1,107.1             1,099.3
        Policy loans.........................................................        1,180.3             1,197.5
        Cash and other invested assets.......................................          104.2                 4.7
        Other assets.........................................................          472.4               240.1
                                                                               ------------------  ------------------
        Total assets designated to the Closed Block..........................        7,905.5             8,367.2
                                                                               ------------------  ------------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................          710.6               405.3

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment (losses) gains, net of deferred
             income tax benefit (expense) of $166.4 and $(3.2)...............         (309.2)                5.9
                                                                               ------------------  ------------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities............................................  $       401.4       $       411.2
                                                                               ==================  ==================

        Closed Block revenues and expenses as follow:

                                                                   2008               2007               2006
                                                              ----------------  -----------------  ------------------
                                                                                  (IN MILLIONS)
        REVENUES:

        Premiums and other income............................ $      392.6       $      409.6       $       428.1
        Investment income (net of investment
           expenses of $1.1, $.2, and $.1)...................        496.0              501.8               520.2
        Investment (losses) gains, net.......................        (47.5)               7.9                 1.7
                                                              ----------------  -----------------  ------------------
        Total revenues.......................................        841.1              919.3               950.0
                                                              ----------------  -----------------  ------------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends................        818.7              828.2               852.2
        Other operating costs and expenses...................          7.4                2.7                 3.0
                                                              ----------------  -----------------  ------------------
        Total benefits and other deductions..................        826.1              830.9               855.2
                                                              ----------------  -----------------  ------------------

        Net revenues before income taxes.....................         15.0               88.4                94.8
        Income tax expense...................................         (5.2)             (31.0)              (31.1)
                                                              ----------------  -----------------  ------------------
        Net Revenues......................................... $        9.8       $       57.4       $        63.7
                                                              ================  =================  ==================

        Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                      2008                2007
                                                                                ----------------   ----------------
                                                                                           (IN MILLIONS)
        Balance at beginning of year..........................................   $        -         $        3.2
        Increase in unrealized investment losses..............................            -                 (3.2)
                                                                                ----------------   ----------------
        Balance at End of Year ...............................................   $        -         $        -
                                                                                ================   ================

        There were no impaired mortgage loans at December 31, 2008 and 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                     December 31,
                                                                                         2006
                                                                                   ----------------
                                                                                    (In Millions)
        Impaired mortgage loans with investment valuation allowances............   $         17.8
        Impaired mortgage loans without investment valuation allowances.........               .1
                                                                                   ----------------
        Recorded investment in impaired mortgage loans..........................             17.9
        Investment valuation allowances.........................................             (7.3)
                                                                                   ----------------
        Net Impaired Mortgage Loans............................................... $         10.6
                                                                                   ================

        During 2008, 2007 and 2006, respectively, the Closed Block's average recorded investments in impaired mortgage loans were $0.4 million, $36.3 million and $59.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $3.9 million and $3.3 million for 2008, 2007 and 2006, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2008 and 2007. Writedowns of fixed maturities amounted to $45.8 million, $3.0 million and $1.4 million for 2008, 2007 and 2006, respectively.

6)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                     2008                2007
                                                                                ---------------    ----------------
                                                                                          (IN MILLIONS)
        Balance, beginning of year............................................. $    754.2         $      650.7
        Contractholder bonus interest credits deferred ........................      137.6                174.7
        Amortization charged to income ........................................      (83.9)               (71.2)
                                                                                ---------------    ----------------
        Balance, End of Year .................................................. $    807.9         $      754.2
                                                                                ===============    ================

7)      FAIR VALUE DISCLOSURES

        Assets and liabilities measured at fair value on a recurring basis are summarized below:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2008

                                                 LEVEL 1             LEVEL 2            LEVEL 3               TOTAL
                                             ----------------    ----------------   ----------------    ------------------
                                                                            (IN MILLIONS)
ASSETS
Investments:
    Fixed maturities available for sale      $        149.9      $      21,256.7    $       2,424.4     $      23,831.0
    Other equity investments.........                  63.4                  -                  2.0                65.4
    Trading securities...............                 322.6                  -                   .1               322.7

    Other invested assets............                  31.1                419.0              547.0               997.1
Loans to affiliates..................                   -                  588.3                -                 588.3
Cash equivalents.....................               1,832.3                  -                  -               1,832.3
Segregated securities................               2,572.6                  -                  -               2,572.6
GMIB reinsurance contracts...........                   -                    -              4,821.7             4,821.7
Separate Accounts' assets............              66,044.4              1,248.3              334.3            67,627.0
                                             ----------------    ----------------   ----------------    ------------------
      Total Assets...................        $     71,016.3      $      23,512.3    $       8,129.5     $      102,658.1
                                             ================    ================   ================    ==================
LIABILITIES
GWBL features' liability.............        $          -        $           -      $         272.6     $         272.6
                                             ----------------    ----------------   ----------------    ------------------
      Total Liabilities..............        $          -        $           -      $         272.6     $          272.6
                                             ================    ================   ================    ==================

        The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2008:

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                     FIXED
                                   MATURITIES         OTHER          OTHER          GMIB            SEPARATE          GWBL
                                   AVAILABLE          EQUITY        INVESTED     REINSURANCE        ACCOUNTS        FEATURES
                                    FOR SALE      INVESTMENTS(1)     ASSETS         ASSET            ASSETS        LIABILITY
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2007.......    $     2,503.4    $         3.0   $     160.9   $       124.7     $        40.8   $      -
 Impact of adopting
  SFAS No. 157, included
  in earnings................              -                -             -             210.6               -            -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, JAN. 1, 2008........          2,503.4              3.0         160.9           335.3              40.8          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
 Total gains (losses),
  realized and unrealized,
  included in:
    Earnings as:
     Net investment income...              3.3              -           359.3             -                 -            -
     Investment (losses)
      gains, net.............           (144.5)            (1.1)          -               -               (17.4)         -
     Commissions, fees and
      other income...........              -                -             -           3,571.2               -            -
     Policyholders' benefits.              -                -             -               -                 -          265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
           Subtotal..........           (141.2)            (1.1)        359.3         3,571.2             (17.4)       265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
    Other comprehensive

     income..................           (384.6)              .6           -               -                 -            -
 Purchases/issuances and

  sales/settlements, net.....            (85.6)             (.4)         26.8           915.2             248.6          7.4
 Transfers into/out of

  Level 3(2).................            532.4              -             -               -                62.3          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2008.......    $     2,424.4    $         2.1   $     547.0   $     4,821.7     $       334.3   $    272.6
                                 ==============   ==============  ===========   ==============    =============   =============

        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

        The table below details changes in unrealized gains (losses) for 2008 by category for Level 3 assets and liabilities still held at December 31, 2008:

                                                                               EARNINGS
                                                -----------------------------------------------------------------
                                                                  INVESTMENT      COMMISSIONS                           OTHER
                                                     NET            GAINS           FEES AND          POLICY-           COMPRE-
                                                 INVESTMENT       (LOSSES),          OTHER             HOLDER           HENSIVE
                                                   INCOME            NET             INCOME           BENEFITS          INCOME
                                                -------------   --------------   --------------    --------------   --------------
                                                                                  (IN MILLIONS)
STILL HELD AT DEC. 31, 2008:
   CHANGE IN UNREALIZED GAINS
   OR LOSSES
     Fixed maturities
       available for sale.........              $        -      $         -      $         -       $         -            (394.1)
     Other equity investments.....                       -                -                -                 -                .6
     Other invested assets........                     386.1              -                -                 -               -
     Cash equivalents.............                       -                -                -                 -               -
     Segregated securities........                       -                -                -                 -               -
     GMIB reinsurance contracts..........                -                -            3,571.2               -               -
     Separate Accounts' assets...........                -              (16.6)             -                 -               -
     GWBL features' liability............                -                -                -               265.2             -
                                                -------------   --------------   --------------    --------------   --------------
         Total....................              $      386.1    $       (16.6)   $     3,571.2     $       265.2          (393.5)
                                                =============   ==============   ==============    ==============   ==============

      Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2008, no assets were measured at fair value on a non-recurring basis.

      The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                         DECEMBER 31,
                                              --------------------------------------------------------------------
                                                            2008                               2007
                                              ---------------------------------  ---------------------------------
                                                 CARRYING         ESTIMATED         Carrying         Estimated
                                                  VALUE           FAIR VALUE         Value           Fair Value
                                              ---------------   ---------------  ---------------   ---------------
                                                                         (IN MILLIONS)
      Consolidated:
      -------------
      Mortgage loans on real estate..........  $   3,673.9       $   3,624.5      $   3,730.6       $   3,766.9
      Other limited partnership interests....      1,414.6           1,414.6          1,607.9           1,607.9
      Policyholders liabilities:
        Investment contracts.................      3,072.9           3,162.5          3,651.5           3,712.6
      Long-term debt.........................       199.9             190.8            199.8             224.6

      Closed Block:
      -------------
      Mortgage loans on real estate..........  $   1,107.1       $   1,102.6      $   1,099.3       $   1,111.4
      Other equity investments...............        2.7               2.7              3.6               3.6
      SCNILC liability.......................        8.6               8.6              9.2               9.2

      Wind-up Annuities:
      ------------------
      Mortgage loans on real estate..........  $     1.2         $     1.3        $     2.2         $     2.3
      Other equity investments...............        1.3               1.3              1.6               1.6
      Guaranteed interest contracts..........        5.5               6.2              5.5               5.8


8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB, GMIB and GWBL

        The Company has certain variable annuity contracts with GMDB, GMIB and/or GWBL features in-force that guarantee one of the following:

          o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

          o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

          o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

          o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset; or

          o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                 GMDB            GMIB            TOTAL
                                                            -------------   -------------   --------------
                                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $      115.2    $      173.6    $       288.8
          Paid guarantee benefits........................          (31.6)           (3.3)           (34.9)
          Other changes in reserve.......................           80.1            58.0            138.1
                                                            -------------   -------------   --------------
        Balance at December 31, 2006.....................          163.7           228.3            392.0
          Paid guarantee benefits........................          (30.6)           (2.7)           (33.3)
          Other changes in reserve.......................          120.0            84.3            204.3
                                                            -------------   -------------   --------------
        Balance at December 31, 2007.....................          253.1           309.9            563.0
          Paid guarantee benefits........................          (72.8)           (8.2)           (81.0)
          Other changes in reserve.......................          800.6         1,678.2          2,478.8
                                                            -------------   -------------   --------------
        Balance at December 31, 2008.....................   $      980.9    $    1,979.9    $     2,960.8
                                                            =============   =============   ==============

        Related GMDB reinsurance ceded amounts were:

                                                                 GMDB
                                                            -------------
                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $       22.7
          Paid guarantee benefits........................           (9.1)
          Other changes in reserve.......................           10.0
                                                            -------------
        Balance at December 31, 2006.....................           23.6
          Paid guarantee benefits........................           (7.6)
          Other changes in reserve.......................           11.5
                                                            -------------
        Balance at December 31, 2007.....................           27.5
          Paid guarantee benefits........................           (7.1)
          Other changes in reserve.......................          306.9
                                                            -------------
        Balance at December 31, 2008.....................   $      327.3
                                                            =============

        The December 31, 2008 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                   RETURN
                                                     OF
                                                   PREMIUM         RATCHET         ROLL-UP         COMBO          TOTAL
                                               --------------  --------------  --------------  -------------  ---------------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
        Account values invested in:
           General Account..................   $    10,966     $     329       $      301      $       925    $    12,521
           Separate Accounts................   $    19,435     $   5,680       $    4,304      $    24,633    $    54,052
        Net amount at risk, gross...........   $     6,079     $   2,921       $    3,622      $    13,273    $    25,895
        Net amount at risk, net of
           amounts reinsured................   $     6,079     $   1,846       $    2,427      $     5,769    $    16,121
        Average attained age of
           contractholders..................            49.4          61.9             65.9             61.9           53.1
        Percentage of contractholders
          over age 70.......................             7.4%         24.0%            39.5%            22.1%          12.5%
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%       3% - 6.5%

        GMIB:
        -----
        Account values invested in:
           General Account..................          N/A             N/A      $       46      $     1,258    $     1,304
           Separate Accounts................          N/A             N/A      $    2,578      $    32,938    $    35,516
        Net amount at risk, gross...........          N/A             N/A      $    1,363      $     1,527    $     2,890
        Net amount at risk, net of
           amounts reinsured................          N/A             N/A      $      396      $       612    $     1,008
        Weighted average years remaining
           until earliest annuitization.....          N/A             N/A               1.5              7.7            7.1
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%         3% - 6.5%

        The GWBL related liability, which reflects the present value of expected future payments (benefits) less the fees attributable to the GWBL feature valued as an embedded derivative over a range of market consistent economic scenarios, was $272.6 million at December 31, 2008.

        B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
           -------------------------------------------------------------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008               2007
                                                                                ----------------  ------------------
                                                                                           (IN MILLIONS)
        GMDB:
        -----
          Equity..............................................................   $ 30,428          $ 48,587
          Fixed income........................................................     3,745             4,392
          Balanced............................................................     17,469            20,546
          Other...............................................................     2,410             2,151
                                                                                ----------------  ------------------
          Total...............................................................   $ 54,052          $ 75,676
                                                                                ================  ==================

        GMIB:
        -----
          Equity..............................................................   $ 19,138          $ 27,831
          Fixed income........................................................     2,219             2,687
          Balanced............................................................     12,887            14,816
          Other...............................................................     1,272             1,018
                                                                                ----------------  ------------------
          Total...............................................................   $ 35,516          $ 46,352
                                                                                ================  ==================

        C) Hedging Programs for GMDB, GMIB and GWBL Features
           -------------------------------------------------

        Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. This program currently utilizes exchange-traded futures contracts, interest rate swap and floor contracts and other derivative instruments that are managed in an effort to reduce the economic impact of unfavorable changes in GMDB, GMIB and GWBL exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2008, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $27,668 million and $10,615 million, respectively, with the GMDB feature and $15,514 million and $623 million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the derivatives contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
            ------------------------------------------------------------------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                 DIRECT        REINSURANCE
                                                               LIABILITY          CEDED             NET
                                                            --------------   ---------------   -------------
                                                                              (IN MILLIONS)
       Balance at January 1, 2006.........................  $       34.8      $      (20.4)    $      14.4
          Other changes in reserve........................          32.0             (27.5)            4.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2006.......................          66.8             (47.9)           18.9
          Other changes in reserve........................          68.2             (59.7)            8.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2007.......................         135.0            (107.6)           27.4
          Other changes in reserve........................          68.0             (45.0)           23.0
                                                            --------------   ---------------   -------------
       Balance at December 31, 2008.......................  $      203.0     $      (152.6)    $      50.4
                                                            ==============   ===============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2008, the Company had reinsured to non-affiliates and affiliates in the aggregate approximately 5.4% and 32.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 65.1% of its current liability exposure resulting from the GMIB feature. See Note 8 herein.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2008 and 2007 were $4,821.7 million and $124.7 million, respectively. The increases (decreases) in fair value were $1,566.8 million, $6.9 million and $(14.8) million for 2008, 2007 and 2006, respectively.

        At December 31, 2008 and 2007, respectively, third party reinsurance recoverables related to insurance contracts amounted to $2,897.2 million and $2,890.6 million. Reinsurance payables related to insurance contracts totaling $62.7 million and $58.7 million are included in other liabilities in the consolidated balance sheets at December 31, 2008 and 2007, respectively.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $236.8 million and $239.6 million at December 31, 2008 and 2007, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2008 and 2007 were $719.8 million and $642.8 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                 2008            2007             2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Direct premiums.................................... $       848.3    $      855.1    $      858.6
        Reinsurance assumed................................         193.8           193.0           188.4
        Reinsurance ceded..................................        (283.5)         (243.2)         (229.2)
                                                            --------------   -------------   -------------
        Premiums                                            $       758.6    $      804.9    $      817.8
                                                            ==============   =============   =============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded.......................... $       169.1    $      153.9    $       99.0
                                                            ==============   =============   =============
        Policyholders' Benefits Ceded...................... $     1,221.8    $      510.7    $      387.5
                                                            ==============   =============   =============
        Interest Credited to Policyholders' Account
          Balances Ceded................................... $        33.2    $       56.1    $       53.8
                                                            ==============   =============   =============

        Individual Disability Income and Major Medical

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.4 million and $94.3 million at December 31, 2008 and 2007, respectively. At December 31, 2008 and 2007, respectively, $1,680.8 million and $1,040.9 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                  2008            2007           2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Incurred benefits related to current year.......... $        35.5    $       32.9    $       35.8
        Incurred benefits related to prior years...........           4.2            13.2             9.9
                                                            --------------   -------------   -------------
        Total Incurred Benefits............................ $        39.7    $       46.1    $        45.7
                                                            ==============   =============   =============

        Benefits paid related to current year.............. $        10.8    $       11.9    $        14.0
        Benefits paid related to prior years...............          28.8            32.8             30.0
                                                            --------------   -------------   -------------
        Total Benefits Paid................................ $        39.6    $       44.7    $        44.0
                                                            ==============   =============   =============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                     DECEMBER 31,
                                                                             -----------------------------
                                                                                  2008           2007
                                                                             -------------   -------------
                                                                                     (IN MILLIONS)
        Short-term debt:
        Promissory note (with an interest rate of 5.16%)..................   $     -         $      248.3
        AllianceBernstein commercial paper
          (with interest rates of 1.8% and 4.3%)..........................       284.8              533.9
                                                                             -------------   -------------
            Total short-term debt.........................................          284.8           782.2
                                                                             -------------   -------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015..................................          199.8           199.8
                                                                             -------------   -------------
            Total long-term debt..........................................          199.8           199.8
                                                                             -------------   -------------

        Total Short-term and Long-term Debt...............................   $      484.6    $      982.0
                                                                             =============   =============

        Short-term Debt
        ---------------

        On September 23, 2008, AXA Equitable repaid its $350.0 million promissory note, $101.7 million of which was included in Wind-up Annuities discontinued operations.

        On July 17, 2008, AXA Equitable was accepted as a member of the Federal Home Loan Bank of New York ("FHLBNY") which provides AXA Equitable access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock totaling $13.5 million. The credit facility provided by the FHLBNY will supplement existing liquidity sources and provide a diverse and reliable source of funds. Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1.00 billion. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2008, there were no outstanding borrowings from FHLBNY.

        As of December 31, 2008, SCB LLC maintained five separate uncommitted credit facilities with various banks totaling $775 million. As of December 31, 2008 and 2007, no amounts were outstanding under these credit facilities. Each loan shall bear interest at the rate of interest agreed to by the lender and the borrower at the time such loan is made.

        In January 2008, SCB LLC entered into a $950.0 million three-year revolving credit facility with a group of commercial banks to fund its obligations resulting from engaging in certain securities trading and other customer activities. Under the revolving credit facility, the interest rate, at the option of SCB LLC, is a floating rate generally based upon a defined prime rate, a rate related to LIBOR or the Federal Funds rate.

        AllianceBernstein has a $1,000.0 million five-year revolving credit facility with a group of commercial banks and other lenders which expires in 2011. The revolving credit facility is intended to provide back-up liquidity for their $1,000.0 million commercial paper program although they borrow directly under the facility from time to time. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants which, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2008.

        Long-term Debt
        --------------

        At December 31, 2008, the Company was not in breach of any debt covenants.

11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $76.2 million, $63.1 million and $53.5 million, respectively, for 2008, 2007 and 2006.

        In 2008, 2007 and 2006, respectively, the Company paid AXA Distribution and its subsidiaries $754.2 million, $806.9 million and $767.2 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $320.5 million, $340.2 million and $352.9 million, respectively, for their applicable share of operating expenses in 2008, 2007 and 2006, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had an interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In November 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In December 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,892.5 million equal to the market value of the insurance liabilities assumed by AXA Bermuda on October 1, 2008 and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda will manage the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,385.7 resulting in a cost of reinsurance of $3,506.8 million. The cost of this arrangement has been deferred and will be amortized over the life of the underlying annuity contracts. Amortization of the cost in 2009 is expected to be approximately $290 million.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis for 2007 and 2006. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $157.8 million, $143.6 million and $127.5 million in 2008, 2007 and 2006, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $63.0 million, $58.4 million and $53.8 million in 2008, 2007 and 2006, respectively. The net receivable related to these contracts was approximately $3.4 million and $25.3 million at December 31, 2008 and 2007, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                  2008             2007            2006
                                                             --------------   --------------  ---------------
                                                                              (IN MILLIONS)
        Investment advisory and services fees..............  $       870.5    $     1,027.6   $        841.0
        Distribution revenues..............................          378.4            473.4            421.0
        Other revenues - shareholder servicing fees........           99.0            103.6             97.2
        Other revenues - other.............................            6.9              6.5              6.9
        Institutional research services....................            1.2              1.6              1.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        The Company made cash contributions to its qualified pension plans of $35.6 million in 2008. Generally, the Company's funding policy (other than AllianceBernstein) is to make an annual aggregate contribution to its qualified pension plans of approximately $30.0 million unless the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA") is greater; no significant cash contributions are expected to be required to satisfy the minimum funding requirements for 2009. AllianceBernstein's policy is to satisfy its funding obligation each year in an amount not less than the minimum required by ERISA and not greater than the maximum it can deduct for federal income tax purposes. AllianceBernstein currently estimates it will make a contribution to its qualified retirement plan of $22 million in 2009.

        Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13.1 million, which was offset against existing deferred losses in accumulated other comprehensive income (loss). In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $3.5 million in fourth quarter 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        41.6       $       39.0       $       37.6
        Interest cost on PBO...............................          134.1              128.8              122.1
        Expected return on assets..........................         (194.4)            (191.0)            (184.8)
        Curtailment gain recognized........................           (3.5)               -                  -
        Net amortization and deferrals.....................           42.6               57.5               81.0
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $        20.4       $       34.3       $       55.9
                                                            =================   ================   =================

        The plans' PBO under the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Benefit obligations, beginning of year.................................  $    2,222.1       $    2,294.3
        Service cost...........................................................          33.6               31.0
        Interest cost..........................................................         134.1              128.8
        Plan amendments........................................................           -                  8.2
        Actuarial gains........................................................         (27.6)             (73.6)
        Plan curtailment.......................................................         (13.1)               -
        Benefits paid..........................................................        (168.0)            (166.6)
                                                                                ----------------   -----------------
        Benefit Obligations, End of Year.......................................  $    2,181.1       $    2,222.1
                                                                                ================   =================

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the PBO. The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:

                                                                                             DECEMBER 31,

                                                                                  -----------------------------------
                                                                                       2008               2007
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)
        Plan assets at fair value, beginning of year.............................. $    2,415.7      $     2,396.0
        Actual return on plan assets..............................................       (813.6)             191.2
        Contributions.............................................................         35.6                4.8
        Benefits paid and fees....................................................       (177.3)            (176.3)
                                                                                  ----------------  -----------------
        Plan assets at fair value, end of year....................................      1,460.4            2,415.7
        PBO.......................................................................      2,181.1            2,222.1
                                                                                  ----------------  -----------------
        (Underfunding) Overfunding of Plan Assets Over PBO........................ $     (720.7)     $       193.6
                                                                                  ================  =================

        Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $720.7 million at December 31, 2008 and prepaid and accrued pension costs of $213.5 million and $19.9 million, respectively, at December 31, 2007. The aggregate PBOs and fair value of plan assets for pension plans with PBOs in excess of plan assets were $2,181.1 million and $1,460.4 million, respectively at December 31, 2008 and $76.7 million and $56.8 million, respectively, at December 31, 2007. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $2,137.7 million and $1,460.4 million, respectively, at December 31, 2008 and $65.0 million and $56.8 million, respectively, at December 31, 2007. The accumulated benefit obligations for all defined benefit pension plans were $2,137.7 million and $2,154.0 million at December 31, 2008 and 2007, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2008 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2008                 2007
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)
        Unrecognized net actuarial loss .................................... $      1,497.0       $        575.8
        Unrecognized prior service cost (credit)............................            3.2                 (4.9)
        Unrecognized net transition asset...................................            (.6)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................... $      1,499.6       $        570.1
                                                                            ===================  ===================

        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $97.3 million, $(4.2) million, and $(.1) million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2008 and 2007.

                                                                                DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                     2008                           2007
                                                          ---------------------------    ---------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %           Fair Value         %
                                                          ---------------- ----------   ----------------- ----------
        Corporate and government debt securities........  $       406.4        27.9       $      414.3        17.1
        Equity securities...............................          790.6        54.1            1,723.7        71.4
        Equity real estate..............................          244.5        16.7              277.7        11.5
        Short-term investments .........................           18.9         1.3                -           -
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets...............................  $     1,460.4       100.0       $    2,415.7       100.0
                                                          ================ ==========   ================= ==========

        Qualified pension plan assets declined approximately $955.3 million from December 31, 2007 to December 31, 2008, primarily due to the steep decline and volatility in equity markets, particularly during the latter part of 2008. During fourth quarter 2008, a short term hedge program was executed by the AXA Equitable qualified pension plans to minimize further downside equity risk.

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation was designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis was given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 10%-15% real estate and other investments. In anticipation of continued turbulence in the equity markets, management concluded it would be prudent to continue a hedging program for a period of one year, at which time the need for its continuance would be re-evaluated.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2008 and 2007 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2008, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.50% disclosed below as having been used to measure the benefits obligation at December 31, 2008 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2008 and 2007.

                                                                                   2008               2007
                                                                               -------------      -------------
       Discount rate:
         Benefit obligation...............................................        6.50%              6.25%
         Periodic cost....................................................        6.25% (1)          5.75%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        (1) For plans remeasured in second quarter 2008, periodic cost was recalculated using a discount rate of 6.75% for the remainder of the year.

        In developing the expected long-term rate of return assumption on plan assets, management considered the historical returns and future expectations for returns for each asset category of the plan portfolio. As noted above, in January 2009, the target asset allocation of the qualified pension plans was changed from the preceding years. Consequently, the long term rate of return assumption to be used for purpose of computing the expected return on plan assets component of pension expense, will be approximately 6.75% to reflect lower expected returns on the reallocated plan asset portfolio.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $17.3 million, $18.9 million and $20.3 million for 2008, 2007 and 2006, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2009, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2008 and include benefits attributable to estimated future employee service.

                                                    PENSION BENEFITS
                                                  --------------------
                                                      (IN MILLIONS)

                     2009.....................    $       182.1
                     2010.....................            192.8
                     2011.....................            194.2
                     2012.....................            195.5
                     2013.....................            194.2
                     Years 2014-2018..........            953.3

        AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted the SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $133.1 million, $289.1 million and $243.8 million for 2008, 2007 and 2006, respectively.

13)     SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2008, 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $33.8 million, $81.2 million and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $27.0 million, $38.8 million and $24.8 million for employee stock options for 2008, 2007 and 2006, respectively.

        On April 1, 2008, approximately 3.0 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 21.51 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. In addition, approximately 0.5 million of the total options awarded on April 1, 2008 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index measured between April 1, 2008 and April 1, 2012. All of the options granted on April 1, 2008 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures of approximately $14.8 million, is being charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2008, the Company recognized compensation expense of approximately $3.2 million in respect of the April 1, 2008 grant of options.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2008 follows:

                                                                     Options Outstanding
                           --------------------------------------------------------------------------------------------------------
                                  AXA Ordinary Shares                     AXA ADRs               AllianceBernstein Holding Units
                           ---------------------------------  --------------------------------  -----------------------------------
                                                Weighted                           Weighted                           Weighted
                               Number           Average            Number          Average          Number            Average
                             Outstanding        Exercise        Outstanding        Exercise       Outstanding         Exercise
                            (In Millions)        Price         (In Millions)        Price        (In Millions)         Price
                           ---------------  ----------------  ----------------  --------------  ---------------    ----------------
Options outstanding at
   January 1, 2008........         10.3     (euro)     27.77             19.0   $       22.64             7.3      $        64.20
Options granted..........           3.1     (euro)     21.40              -     $       36.11             -   (2)  $        64.24
Options exercised.........           -      (euro)     20.44             (4.6)  $       24.87             (.3)     $        41.98
Options forfeited, net...           (.2)    (euro)     27.26             (2.1)  $       31.20             (.1)     $        67.67
Options expired...........           -                                  -                                 (.2)             26.31
                           ---------------                    ----------------                  ---------------
Options Outstanding at
   December 31, 2008......          13.2    (euro)     26.34             12.3   $       20.40             6.7      $        66.11
                           ===============  ================  ================  ==============  ===============    ===============

Aggregate Intrinsic
   Value(1)...............                   (euro)     -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           7.73                               3.93                              6.3
                           ===============                    ================                  ===============
Options Exercisable at
   December 31, 2008......           3.1               23.07             12.1   $       20.30             3.3      $        46.69
                           ===============  ================  ================  ==============  ===============    ===============
Aggregate Intrinsic

   Value(1)...............                              -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           6.58                               3.89                              3.2
                           ===============                    ================                  ===============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2008 of the respective underlying shares over the strike prices of the option awards.

        (2)  AllianceBernstein grants totaled 13,825 units in 2008.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2008 was $113.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2008, 2007 and 2006 were $43.5 million, $141.4 million and $132.1 million, respectively, resulting in amounts currently deductible for tax purposes of $14.6 million, $48.0 million and $44.9 million, respectively, for the periods then ended. In 2008, 2007 and 2006, windfall tax benefits of approximately $10.0 million, $34.3 million and $34.8 million, respectively, resulted from employee exercises of stock option awards.

        At December 31, 2008, AXA Financial held 2.3 million AXA ADRs in treasury at a weighted average cost of approximately $24.91 per ADR, of which approximately 2.1 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2008 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2008, AXA Financial utilized approximately 2.5 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29,

        2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards, the Company applies the Black-Scholes-Merton formula. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the April 1, 2008 and May 10, 2007 awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2008, 2007 and 2006, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                                 AXA Ordinary Shares            AllianceBernstein Holding Units
                                           ------------------------------       -------------------------------
                                             2008       2007       2006           2008       2007       2006
                                           --------   --------   --------       --------   --------   --------
        Dividend yield....................   7.12%      4.10%     3.48%           5.4%     5.6-5.7%      6%

        Expected volatility...............   34.7%      27.5%      28%           29.3%    27.7-30.8%    31%

        Risk-free interest rate...........   4.19%      4.40%     3.77%           3.2%     3.5-4.9%     4.9%

        Expected life in years............    6.0        5.5       5.0            6.0      6.0-9.5      6.5

        Weighted average fair value per
          option at grant date............   $5.70      $9.61     $7.45          $10.85     $15.96     $12.35

        As of December 31, 2008, approximately $54.4 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 5.57 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Generally, all outstanding restricted AXA ADR awards have a 5-year cliff-vesting term. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted AllianceBernstein Holding Units with a grant date fair value of $19.20 per Unit. These Units vest ratably over a 5-year period. For 2008, 2007 and 2006, respectively, the Company recognized compensation costs of $6.1 million, $8.6 million and $5.6 million for awards outstanding under these plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2008, approximately 3.3 million restricted awards remain unvested, including restricted awards of AllianceBernstein Holding units. At December 31, 2008, approximately $56.3 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.4 years. Restricted AXA ADRs vested in 2008, 2007 and 2006 had aggregate vesting date fair values of approximately $3.3 million, $7.0 million and $13.5 million, respectively. In 2007, 100,187 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $4.5 million. The following table summarizes unvested restricted AXA ADR activity for 2008.

                                                                                                       Weighted
                                                                                   Shares of           Average
                                                                                  Restricted          Grant Date
                                                                                     Stock            Fair Value
                                                                                ----------------   -----------------
       Unvested as of January 1, 2008..........................................      408,511        $        29.67
       Granted.................................................................      149,413        $        37.68
       Vested..................................................................       96,822        $        24.30
       Forfeited...............................................................            -
                                                                                ----------------
       Unvested as of December 31, 2008........................................      461,102        $        31.92
                                                                                ================

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $(5.5) million, zero and $6.1 million for 2008, 2007 and 2006, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31, 2008 and 2007 was $1.2 million and $17.7 million, respectively. At December 31, 2008, 0.4 million tandem SARs/NSOs were outstanding, having weighted average remaining contractual term of 0.6 years, and for which the SARs component had maximum value of $6.2 million. On February 17, 2009, approximately 0.2 million of these tandem SARs/NSOs expired out-of-the-money. During 2008, 2007 and 2006, respectively, approximately 0.7 million, 0.4 million and
        2.8 million of these awards were exercised at an aggregate cash-settlement value of $9.2 million, $7.2 million and $41.2 million.

        On April 1, 2008, 66,372 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        21.51 Euros as of the date of exercise. At December 31, 2008, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 7.56 years. The accrued value of SARs at December 31, 2008 and 2007 was $0.4 million and $3.5 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2008, 2007 and 2006, the Company recorded compensation expense for SARs of $(2.3) million, $1.1 million and $1.9 million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

        On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24.2 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $18.6 million and equity settlements of the remainder with approximately 153,494 restricted AXA ADRs for aggregate value of approximately $5.6 million.

        In 2008, the AXA Management Board awarded 995,031 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2008 plan cliff-vest on the second anniversary of their date of award. When fully vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. The price used to value the 2008 performance units at settlement will be the average opening price of the AXA ordinary share for the last

        20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 31, 2010. For 2008, the Company recognized compensation expense of approximately $3.5 million in respect of the 2008 grants of performance units.

        For 2008, 2007 and 2006, the Company recognized compensation costs of $5.5 million, $11.6 million and $25.9 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. The cost of performance unit awards are attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2008 and 2007 was $17.3 million and $31.1 million, respectively. Approximately 720,872 outstanding performance units are at risk to achievement of 2008 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        In 2008, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2008. Similar to the AXA Shareplan programs previously offered in 2001 through 2007, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. The Company recognized compensation expense of $1.1 million in 2008, $27.7 million in 2007 and $22.1 million in 2006 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2008, 2007 and 2006 primarily invested under Investment Option B for the purchase of approximately 6.5 million, 5.3 million and 5.0 million AXA ordinary shares, respectively.

        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $19.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2008 and 2007, respectively, the Company recognized compensation expense of approximately $1.9 million and $2.7 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for award in 2010 and 2011 under terms then-to-be-determined and approved by the AXA Management Board.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2008, approximately 14.2 million options to purchase AllianceBernstein Holding units and 4.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.

14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   ---------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $    1,668.6        $   1,728.5        $   1,848.6
        Mortgage loans on real estate......................         251.7              233.5              245.9
        Equity real estate.................................          95.3               93.6               88.2
        Other equity investments...........................        (110.9)             231.9              181.2
        Policy loans.......................................         251.3              255.9              249.8
        Short-term investments.............................          30.8               55.1               55.2
        Derivative investments.............................       7,302.1               86.6             (302.4)
        Broker-dealer related receivables..................          91.8              234.6              226.5
        Trading securities.................................        (343.5)              29.5               53.4
        Other investment income............................           1.6               56.1               43.9
                                                            -----------------   ----------------   ---------------

          Gross investment income..........................       9,238.8            3,005.3            2,690.3

        Investment expenses................................        (108.6)            (122.5)            (113.3)
        Interest expense...................................         (36.5)            (194.4)            (187.8)
                                                            -----------------   ----------------   ---------------

        Net Investment Income..............................  $    9,093.7        $   2,688.4        $   2,389.2
                                                            =================   ================   ===============


        For 2008, 2007 and 2006, respectively, net investment income included gains (losses) on derivatives of $7,302.1 million, $86.6 million and $(302.4) million of which $6,622.6 million, $16.4 million and $(249.5) million were realized gains (losses) on contracts closed during those years and $679.5 million, $70.2 million and $(52.9) million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net including changes in the valuation allowances, follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $      (367.3)      $      (55.6)      $      (11.5)
        Mortgage loans on real estate......................            2.3                7.8                 .2
        Equity real estate.................................           (1.6)               7.3                8.8
        Other equity investments...........................           11.5               16.9               20.1
        Other(1)...........................................           16.6               16.4               29.3
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $      (338.5)      $       (7.2)      $       46.9
                                                            =================   ================   =================

        (1) In 2008, 2007 and 2006, respectively, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $9.9 million, $15.5 million and $28.0 million for 2008, 2007 and 2006, respectively.

        Writedowns of fixed maturities amounted to $285.9 million, $79.0 million and $27.4 million for 2008, 2007 and 2006, respectively. There were no writedowns of mortgage loans on real estate for 2008, 2007 and 2006. There were no writedowns of equity real estate for 2008, 2007 and 2006.

        For 2008, 2007 and 2006, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $324.4 million, $1,554.6 million and $1,281.9 million. Gross gains of $3.3 million, $12.6 million and $33.9 million and gross losses of $94.5 million, $20.3 million and $24.5 million, respectively, were realized on these sales. The change in unrealized investment losses related to fixed maturities classified as available for sale for 2008, 2007 and 2006 amounted to $2,525.8 million, $376.4 million and $416.7 million, respectively.

        For 2008, 2007 and 2006, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $47.7 million, $52.7 million and $57.8 million.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2008               2007               2006
                                                            ----------------   ---------------   ----------------
                                                                                (IN MILLIONS)
        Balance, beginning of year.........................  $       103.6      $      282.2      $      432.3
        Changes in unrealized investment
          losses on investments............................       (2,608.8)           (380.5)           (431.4)
        Changes in unrealized investment gains (losses)
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................          (93.8)             15.0              90.9
            DAC............................................          582.0              83.5              85.8
            Deferred income taxes..........................          746.2             103.4             104.6
                                                            ----------------   ---------------   ----------------
        Balance, End of Year...............................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================

        Balance, end of year comprises:
          Unrealized investment (losses) gains on:
            Fixed maturities...............................  $    (2,450.4)     $      155.5      $      535.4
            Other equity investments.......................           (2.1)               .8               1.4
                                                            ----------------   ---------------   ----------------
              Subtotal.....................................       (2,452.5)            156.3             536.8
          Unrealized investment gains (losses)
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................          (77.4)             16.4               1.4
              DAC..........................................          555.1             (26.9)           (110.4)
              Deferred income taxes........................          704.0             (42.2)           (145.6)
                                                            ----------------   ---------------   ----------------
        Total..............................................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Income tax expense:

          Current (benefit) expense .......................  $      (319.7)      $      464.0       $      438.6
          Deferred expense (benefit).......................        2,021.6              295.8              (14.1)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Expected income tax expense........................  $     1,896.5       $      939.0       $      728.1
        Minority interest..................................         (132.3)            (227.3)            (227.0)
        Separate Account investment activity...............          (66.5)             (52.0)             (45.4)
        Non-taxable investment income......................           26.1              (21.7)             (23.1)
        Adjustment of tax audit reserves...................            9.9               21.5              (86.2)
        State income taxes.................................           20.5               50.2               38.0
        AllianceBernstein income and foreign taxes.........          (53.3)              40.2               32.9
        Other..............................................            1.0                9.9                7.2
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Company recognized a net tax benefit in 2006 of $117.7 million related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2008                  December 31, 2007
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Compensation and related benefits......  $     297.1      $        -        $        -        $      35.4
        Reserves and reinsurance...............          -             1,465.8           1,312.2              -
        DAC....................................          -             2,209.5               -            2,735.5
        Unrealized investment gains............        683.6               -                 -               42.5
        Investments............................          -               741.0               -            1,044.2
        Other..................................          -                47.0              81.5              -
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     980.7      $    4,463.3      $    1,393.7      $   3,857.6
                                                ===============  ================  ===============   ===============

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2008, the total amount of unrecognized tax benefits was $506.6 million of which $372.6 million would affect the effective rate and $134.0 million was temporary in nature. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2008 and 2007 were $77.3 million and $68.6 million, respectively. Tax expense for 2008 and 2007, respectively, reflected $8.7 million and $22.5 million in interest related to unrecognized tax benefits.

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                        2008             2007
                                                                                   ---------------  ---------------
                                                                                            (IN MILLIONS)
        Balance, beginning of year................................................  $      343.6     $     325.2
        Additions for tax positions of prior years................................          81.3            19.2
        Reductions for tax positions of prior years...............................          (4.9)           (1.5)
        Additions for tax positions of current years..............................            .9             3.4
        Reductions for tax positions of current years.............................           -               (.3)
        Settlements with tax authorities..........................................           7.7            (2.4)
        Reductions as a result of a lapse of the applicable statute of limitations           -               -
                                                                                   ---------------  ---------------
        Balance, End of Year......................................................  $      428.6     $     343.6
                                                                                   ===============  ===============


        The IRS completed its examination of the Company's 2002 and 2003 Federal corporate income tax returns and issued its Revenue Agent's Report in second quarter 2008. The Company has appealed an issue to the Appeals Office of the IRS. In addition, AllianceBernstein settled various examinations by the state and local tax authorities. The impact of these completed audits on the Company's financial statements was a net benefit of $14.6 million.

        IRS examinations for years subsequent to 2003 are expected to commence in 2009. It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS proceedings and the additions of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)     DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following tables reconcile the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2008:

                                                                          2008          2007            2006
                                                                      -------------  ------------   -------------
                                                                                    (IN MILLIONS)
       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $    (27.5)    $     (.1)     $     30.2
       Real estate held-for-sale.....................................         1.4          (6.8)            1.1
       Disposal of business - Enterprise.............................         -             1.0             (.1)
                                                                      -------------  ------------   -------------
       Total.........................................................  $    (26.1)    $    (5.9)     $     31.2
                                                                      =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $      6.3     $     3.2      $      -
       Disposal of business - Enterprise.............................         -             (.4)           (1.9)
                                                                      -------------  ------------   -------------
       Total.........................................................  $      6.3     $     2.8      $     (1.9)
                                                                      =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts were reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds; no additional costs were reported for 2008. Proceeds received in 2007 on the disposition of the AXA Enterprise Funds totaled $26.3 million.

        In 2008 and 2007, respectively, impairments of zero and $0.7 million pre-tax ($0.4 million post-tax) were recorded on intangible assets associated with AXA Enterprise Funds investment management contracts based upon estimated fair value. At December 31, 2008 and 2007 there were no assets or liabilities related to these operations.

        Wind-up Annuities

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. The assumptions and estimates for 2006 resulted in a release of the allowance. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses or earnings are recognized as (Losses) earnings from discontinued operations, net of income taxes in the consolidated statements of earnings. At December 31, 2008, no allowance for future losses was necessary based upon projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in operating losses not being offset by reasonably assured future net investing and operating cash flows, an allowance for future losses may be necessary. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, establishment of a loss allowance liability may result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2008                 2007
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)
        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $661.8 and $696.3)..............................  $      602.1         $      705.0
        Equity real estate...................................................         162.2                165.0
        Other invested assets................................................           2.5                  4.0
                                                                              -----------------    -----------------
          Total investments..................................................         766.8                874.0
        Cash and cash equivalents............................................           -                    -
        Other assets.........................................................          77.1                 27.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      843.9         $      901.3
                                                                              =================    =================

        Policyholders liabilities............................................  $      723.4         $      756.1
        Other liabilities....................................................         120.5                145.2
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      843.9         $      901.3
                                                                              =================    =================

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.3, $19.6 and $19.0)..............  $        64.0       $       64.9       $       71.3
        Investment (losses) gains, net.....................           (4.8)               (.8)               6.0
        Policy fees, premiums and other income.............             .1                 .2                -
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           59.3               64.3               77.3
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................          101.7               80.0               84.7
        Losses charged to the allowance
          for future losses................................            -                (15.6)              (7.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................          (42.4)               (.1)               -
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            -                  -                 37.1
        Income tax benefit (expense).......................           14.9                -                 (6.9)
                                                            -----------------   ----------------   -----------------
        (Losses) Earnings from Wind-up Annuities...........  $       (27.5)      $        (.1)      $       30.2
                                                            =================   ================   =================

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007, two real estate properties with a total book value of $172.7 million that had been previously reported in equity real estate were reclassified as real estate held-for-sale. Prior periods were restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2008 and 2007, equity real estate held-for-sale was zero and $121.7 million, respectively, and was included in Other assets.

17)     ACCUMULATED OTHER COMPREHENSIVE LOSS

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Unrealized (losses) gains on investments...........  $    (1,270.8)      $      103.6       $      282.2
        Defined benefit pensions plans.....................         (964.8)            (371.5)            (449.5)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Loss...............................  $    (2,235.6)      $     (267.9)      $     (167.3)
                                                            =================   ================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net unrealized losses on investments:
          Net unrealized losses arising during
            the year.......................................  $    (2,533.5)      $     (357.8)      $     (416.6)
          Losses reclassified into net earnings
            during the year................................          (75.3)             (22.7)             (14.8)
                                                            -----------------   ----------------   -----------------
        Net unrealized losses on investments...............       (2,608.8)            (380.5)            (431.4)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................        1,234.4              201.9              281.3
                                                            -----------------   ----------------   -----------------

        Change in unrealized losses, net of adjustments....       (1,374.4)            (178.6)            (150.1)
        Change in defined benefits pension plans...........         (593.3)              78.0                -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $    (1,967.7)      $     (100.6)      $     (150.1)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2008, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were none for 2009-2013 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2009 and the four successive years are $203.7 million, $199.3 million, $194.7 million, $197.9 million, $205.2 million and $2,356.1 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2009 and the four successive years is $5.3 million, $5.4 million, $4.7 million, $3.3 million, $3.2 million and $10.6 million thereafter.

        At December 31, 2008, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2009 and the four successive years is $102.5 million, $102.7 million, $103.2 million, $105.4 million, $106.6 million and $631.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2009 and the four successive years is $0.9 million, $0.9 million, $0.5 million, $0.4 million, $0.2 million and $0.1 million thereafter.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2008, these arrangements include commitments by the Company to provide equity financing of $711.3 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $59.8 million of undrawn letters of credit related to reinsurance at December 31, 2008. AXA Equitable had $15.0 million in commitments under existing mortgage loan agreements at December 31, 2008.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2008, AllianceBerstein was not required to perform under the agreement and at December 31, 2008 had no liability outstanding in connection with the agreement.

19)     LITIGATION

        A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal and defendants filed a cross appeal. In July 2008, the Court of Appeals affirmed the lower court's decision that the cash balance plan does not violate the age discrimination provisions of ERISA and that plaintiffs' claims also were barred by the statute of limitations.

        In September 2008, the Court of Appeals denied plaintiffs motion for rehearing. The time for plaintiffs to make an appeal to the United States Supreme Court has expired.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled Matthew Wiggenhorn v. Equitable Life Assurance Society of the United States. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal was fully briefed. In October 2008, oral arguments on the appeal were held. In January 2009, the Fourth Circuit Court of Appeals affirmed the District Court's decision to dismiss the amended complaint.

        A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. The original trial date of May 2009 has been stayed, and the Court has not set a new trial date. In January 2009, AXA Equitable filed a motion to dismiss the complaint for lack of subject matter jurisdiction. In February 2009, the Court denied AXA Equitable's motion to dismiss the complaint.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: Meola v. AXA Advisors and AXA Equitable; Lennon v. AXA Advisors, et al.; Bolea v. AXA Advisors, LLC and AXA Equitable, et. al.; and Dhruv v. AXA Advisors, LLC, et al. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees. In February 2009, the parties filed a proposed settlement agreement with the Court. In March 2009, the Court preliminarily denied without prejudice the parties' motion for preliminary approval of the settlement. The Court requested that the parties refile the motion revising certain portions of the proposed notices by the end of March 2009.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Payment of dividends in 2009 would require the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. This formula would not permit AXA Equitable to pay shareholder dividends during 2009. For 2008, 2007 and 2006, the Insurance Group statutory net (loss) income totaled $(1,074.8) million, $605.8 million and $532.3 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $3,588.1 million and $7,812.0 million at December 31, 2008 and 2007, respectively. In both 2007 and 2006, AXA Equitable paid shareholder dividends of $600.0 million; no dividends were paid in 2008.

        At December 31, 2008, AXA Equitable, in accordance with various government and state regulations, had $59.5 million of securities on deposit with such government or state agencies.

        In fourth quarter 2008, AXA Equitable issued two $500.0 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and principal related to surplus notes require approval from the State of New York Insurance Department (the "NYID"). Interest expense in 2009 will approximate $71.0 million.

        At December 31, 2008 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2008.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business as only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a U.S. GAAP basis.

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (3,414.3)      $       71.7       $    1,386.5
        Change in AVR......................................         (808.4)            (167.2)             279.3
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (4,222.7)             (95.5)           1,665.8
        Adjustments:

          Future policy benefits and policyholders'
            account balances...............................            3.2              415.1             (144.3)
          DAC..............................................       (2,089.9)             620.1              674.1
          Deferred income taxes............................       (4,116.6)            (677.8)             517.3
          Valuation of investments.........................        3,695.4                2.8                2.6
          Valuation of investment subsidiary...............        5,046.4              461.7           (2,122.7)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........        1,566.8                6.9              (14.8)
          Pension adjustment..............................         1,389.7                -                  -
          Premiums and benefits ceded to AXA Bermuda......         2,846.7                -                  -
          Issuance of surplus notes.......................        (1,000.0)               -                  -
          Shareholder dividends paid......................             -                600.0              600.0
          Changes in non-admitted assets...................          136.9               19.4              (57.4)
          Other, net.......................................          (12.6)            (150.3)             (72.6)
          U.S. GAAP adjustments for Wind-up Annuities .....          (16.7)              31.2               28.8
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     3,226.6       $    1,233.6       $    1,076.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2008               2007                2006
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)
        Statutory surplus and capital stock................  $     3,155.0       $    6,569.3       $    6,497.6
        AVR................................................          433.1            1,242.7            1,409.9
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        3,588.1            7,812.0            7,907.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,487.3)          (2,270.2)          (2,574.1)
          DAC..............................................        7,482.0            9,019.3            8,316.5
          Deferred income taxes............................       (4,585.1)          (1,089.3)            (627.1)
          Valuation of investments.........................       (2,312.5)             457.1              867.9
          Valuation of investment subsidiary...............          588.1           (4,458.3)          (4,920.0)
          Fair value of GMIB
             reinsurance contracts.........................        4,821.7              124.7              117.8
          Deferred cost of insurance ceded
             to AXA Bermuda................................        3,495.8                -                  -
          Non-admitted assets..............................        1,144.0            1,014.5              994.5
          Issuance of surplus notes........................       (1,524.9)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................            -                  -               (449.5)
          Other, net.......................................          141.3               76.0              433.6
          U.S. GAAP adjustments for Wind-up Annuities......           12.4                1.5              (59.9)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    11,363.6       $   10,162.5       $    9,482.4
                                                            =================   ================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2008               2007               2006
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)
       SEGMENT REVENUES:

       Insurance..........................................   $    15,115.1       $     6,938.0     $     5,966.9
       Investment Management (1)..........................         3,542.7             4,561.8           4,002.7
       Consolidation/elimination..........................           (76.5)              (91.4)            (90.0)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    18,581.3       $    11,408.4     $     9,879.6
                                                            =================   ================  ==================

        (1) Intersegment investment advisory and other fees of approximately $93.3 million, $128.9 million and $120.8 million for 2008, 2007 and 2006, respectively, are included in total revenues of the Investment Management segment.

        SEGMENT EARNINGS FROM CONTINUING                           2008                2007               2006
          OPERATIONS BEFORE INCOME                          -----------------   -----------------  -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     4,486.5      $     1,298.9      $       881.9
       Investment Management..............................           932.2            1,400.5            1,198.4
       Consolidation/elimination..........................             (.4)               -                  -
                                                            -----------------   -----------------  -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     5,418.3      $     2,699.4      $     2,080.3
                                                            =================   =================  =================

                                                                        DECEMBER 31,
                                                            -------------------------------------
                                                                  2008                2007
                                                            -----------------   -----------------
                                                                       (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance..........................................   $   123,757.2       $   144,962.2
       Investment Management..............................        12,520.2            14,962.7
       Consolidation/elimination..........................           (11.2)                1.1
                                                            -----------------   -----------------
       Total Assets.......................................   $   136,266.2       $   159,926.0
                                                            =================   =================

        In accordance with SEC regulations, securities with a fair value of $2,547.9 million and $2,333.2 million have been segregated in a special reserve bank custody account at December 31, 2008 and 2007, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2008 and 2007 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ----------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ----------------
                                                                       (IN MILLIONS)
        2008
        ----
        Total Revenues................  $     3,792.6      $     2,411.1       $    3,387.4         $    8,990.2
                                       =================  =================   ==================   ================
        Earnings from Continuing
          Operations..................  $       600.1      $       510.2       $       96.6         $    2,039.5
                                       =================  =================   ==================   ================
        Net Earnings..................  $       607.4      $       510.6       $       96.6         $    2,012.0
                                       =================  =================   ==================   ================
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ================
        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ================
        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ================

MOMENTUM PLUS(SM)
Retirement Planning from AXA Equitable


SUPPLEMENT DATED MAY 1, 2009 TO THE PROSPECTUS DATED MAY 1, 2009
OHIO ALTERNATIVE RETIREMENT PROGRAM
THE POOLED TRUST FOR MEMBERS RETIREMENT PLANS OF AXA EQUITABLE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------



This Supplement adds to and modifies certain information contained in the Prospectus dated May 1, 2009 for MOMENTUM PLUS(SM) Retirement Planning from AXA Equitable offered by AXA Equitable Life Insurance Company ("AXA Equitable"). We offer the MOMENTUM PLUS(SM) program, as described below, to certain participants in defined contribution plans that meet the requirements of Section 401(a) of the Internal Revenue Code within the state of Ohio ("Ohio ARP plan"). When MOMENTUM PLUS(SM) is offered as a funding vehicle under your employer's Ohio ARP plan, the document provided to you is called an "Ohio ARP contract."


We offer Ohio ARP contracts to purchasers on the same basis and under the same conditions that apply to the IRS pre-approved Trust or the Pooled Trust described under "The MOMENTUM PLUS(SM) program" section of the Prospectus, except for certain differences described in this Supplement. Special terms not otherwise defined in this Supplement have the same meanings as they do in the Prospectus.

o Under Ohio ARP contracts the term "contract date" means the date as of which we receive the first contribution, made under any Ohio ARP contract.

o A "participant" means a person covered under and eligible to participate in an employer's plan, who has applied for an Ohio ARP contract. The participant may exercise rights under an Ohio ARP contract to the extent permitted by the Ohio ARP plan. As a participant, you must authorize a trustee to act on your behalf with respect to the Ohio ARP contract ("Ohio ARP trustee").

o The term "retirement account value" in the Prospectus and this Supplement has the same meaning as the terms "annuity account value" and "cash value" in your Ohio ARP contract in that cash value means an amount equal to the annuity account value less any charges that apply.

Your Ohio ARP contract will be held by an entity referred to as the "Ohio ARP contract holder." Additionally, rights under your Ohio ARP contract may only be exercised subject to the terms of your employer's plan and in accordance with any Ohio law that applies.

ALL REFERENCES IN THE PROSPECTUS TO "ADMINISTRATIVE CHARGE" OR "QUARTERLY ADMINISTRATIVE CHARGE" ARE DELETED IN THEIR ENTIRETY.

ALL REFERENCES IN THE PROSPECTUS TO WITHDRAWAL CHARGES ARE DELETED IN THEIR ENTIRETY.

THE FOLLOWING INFORMATION IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "EXAMPLES" IN THE "FEE TABLE" SECTION OF THE PROSPECTUS:

Ohio ARP contracts currently have a reduced mortality and expense risks charge of 0.65% (which currently reduces the Total Separate Account A annual expenses to 0.90%) and no withdrawal and administrative charges. Since the expense examples reflect Total Separate Account A annual expenses of 1.35% and an assumed withdrawal charge and administrative charge, the expenses shown are higher than they currently are for Ohio ARP contracts.

Because you are purchasing or contributing to an annuity contract to fund a retirement plan qualified under Section 401 of the Code, you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of the contract with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see the "Tax information" section of the Prospectus for your specific type of retirement arrangement.)

                       FOR USE ONLY IN THE STATE OF OHIO


                                                                          x02489

THE FOLLOWING INFORMATION REPLACES THE FIRST THREE SENTENCES OF THE FIRST PARAGRAPH UNDER "HOW CONTRIBUTIONS CAN BE MADE" IN THE "CONTRACT FEATURES AND BENEFITS" SECTION OF THE PROSPECTUS:

You, as participant or your employer on your behalf may make contributions at any time either by wire transfer or check. Subject to the terms of your employer's Ohio ARP plan, certain contributions made by your employer, although designated as employee contributions, will be treated, under Code Section 414(h)(2), as employer contributions. Participants should not send contributions directly to AXA Equitable. Currently there is no minimum contribution amount. However, we reserve the right to impose a minimum aggregate contribution amount on an annual basis. If we impose a minimum amount, we will specify that amount in your application for the Ohio ARP contract.

THE FOLLOWING INFORMATION REPLACES THE FIRST THREE SENTENCES OF THE FIRST PARAGRAPH UNDER "EFFECTS OF PLAN OR CONTRACT TERMINATION" IN THE "CONTRACT FEATURES AND BENEFITS" SECTION OF THE PROSPECTUS:

When contract termination occurs, except as otherwise provided in your employer's Ohio ARP plan, you, as participant, have the option of having amounts in the guaranteed interest option paid in installments or immediately receiving a lump sum payment subject to a market value adjustment (discussed below).

THE FOLLOWING INFORMATION IS ADDED AFTER THE LAST PARAGRAPH UNDER "MARKET VALUE ADJUSTMENT" IN THE "CONTRACT FEATURES AND BENEFITS" SECTION OF THE PROSPECTUS:

With respect to the calculation date used in determining the market value adjustment, actions taken by other participants in your employer's Ohio ARP plan (for example, transfers, withdrawals, etc.) will not affect the amount of the market value adjustment applied to your withdrawal under your Ohio ARP contract.

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER "SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES ONLY)" IN THE "CONTRACT FEATURES AND BENEFITS" SECTION OF THE PROSPECTUS:

Under the provisions of your Ohio ARP contract, and subject to the terms of your employer's Ohio ARP plan, you, as participant, may select from all investment options that we offer in the Ohio ARP MOMENTUM PLUS(SM) program.

THE FOLLOWING INFORMATION REPLACES THE FIRST AND THIRD PARAGRAPHS UNDER "ALLOCATING YOUR CONTRIBUTIONS" IN THE "CONTRACT FEATURES AND BENEFITS" SECTION OF THE PROSPECTUS:


Under your Ohio ARP plan, you, as participant, must use TOPS or Online Account Access to designate allocation percentages for your initial contribution and all future contributions among the investment options. Allocation percentages apply to contributions from any source and must be in whole numbers and be equal in total to 100%. If we receive your initial contribution before we receive your allocation instructions through TOPS or Online Account Access, or if your allocation percentages do not add up to 100%, then we will allocate all or a portion of your initial contribution to the EQ/Money Market option until we receive further allocation instructions from you. Also see "How contributions can be made" in the "Contract features and benefits" section of the Prospectus for further information on allocation instructions.


Once contributions are allocated to the investment options they become part of your retirement account value. We discuss retirement account value under "Determining your retirement account value" in the Prospectus.

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SEVENTH PARAGRAPH UNDER "TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE" IN THE "TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS" SECTION OF THE PROSPECTUS:

The transfer restrictions described above will apply for transfers from the guaranteed interest option under your Ohio ARP contract.

THE FOLLOWING INFORMATION REPLACES THE FIRST AND THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "WITHDRAWALS AND TERMINATION" IN THE "ACCESSING YOUR MONEY" SECTION OF THE PROSPECTUS:

Subject to the terms of your employer's Ohio ARP plan, you, as participant, or your employer on your behalf, may make a written request to us for a withdrawal from the investment options with respect to your participation in your employer's Ohio ARP plan. You would not be able to make a withdrawal under an Ohio ARP plan until you sever from employment.

Subject to the terms of your employer's Ohio ARP plan, the payment arising from any withdrawal will be made to you as participant, unless you and we agree to pay another payee.

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE THIRD PARAGRAPH UNDER "WITHDRAWALS AND TERMINATION" IN THE "ACCESSING YOUR MONEY" SECTION OF THE PROSPECTUS:

Subject to the terms of your employer's Ohio ARP plan, you, as participant, may terminate your Ohio ARP contract at any time.

THE FOLLOWING SENTENCE REPLACES THE THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "YOUR ANNUITY PAYOUT OPTIONS" IN THE "ACCESSING YOUR MONEY" SECTION OF THE
PROSPECTUS:

Subject to the terms of your employer's plan, you, as participant, under your Ohio ARP plan may choose from among the five different annuity payout options listed below.

THE FOLLOWING INFORMATION REPLACES THE SEVENTH BULLET POINT UNDER "EMPLOYER'S RESPONSIBILITIES" IN "THE MOMENTUM PLUS(SM) PROGRAM" SECTION OF THE PROSPECTUS:


We are responsible for arranging to have our prospectuses distributed.

THE FOLLOWING INFORMATION REPLACES THE TENTH BULLET POINT UNDER "EMPLOYER RESPONSIBILITIES" IN "THE MOMENTUM PLUS(SM) PROGRAM" SECTION OF THE
PROSPECTUS:

If your employer has not established an interest rate under your Ohio ARP plan, then we are responsible for selecting interest rates. If loans are available under your Ohio ARP plan, then we will monitor default procedures.

THE FOLLOWING INFORMATION REPLACES THE LAST SENTENCE OF THE SECOND PARAGRAPH UNDER "ADOPTING THE MOMENTUM PLUS(SM) PROGRAM" IN "THE MOMENTUM PLUS(SM) PROGRAM" SECTION OF THE PROSPECTUS:

Your Ohio ARP contract application must be completed by you, as participant, not by your employer.

THE FOLLOWING INFORMATION IS ADDED AFTER THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER "CHARGES TO VARIABLE INVESTMENT OPTIONS" IN THE "CHARGES AND EXPENSES" SECTION OF THE PROSPECTUS.

For Ohio ARP contracts, we currently deduct Separate Account A charges daily at an annual rate of 0.90% for each variable investment option, of which 0.65% is for mortality and expense risks and 0.25% is for other expenses.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "CHARGE FOR PLAN RECORDKEEPING SERVICES" IN THE "CHARGES AND EXPENSES" SECTION OF THE
PROSPECTUS:

We will not charge you, as participant, for recordkeeping services in connection with your Ohio ARP contract. In addition, the customary check writing fee is waived for your Ohio ARP contract. We reserve the right to assess these charges against your contract in the future. Any change in assessment of a charge for plan recordkeeping services or check writing fee will be fair and nondiscriminatory.

THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER "PLAN LOAN CHARGES" IN THE "CHARGES AND EXPENSES" SECTION OF THE PROSPECTUS:

If loans are available under your employer's Ohio ARP plan, you, as participant, are responsible for any loan charges incurred in connection with your Ohio ARP contract. We will give you 90 days' advance written notice of any increases in loan charge amounts and such increases will be fair and nondiscriminatory.

THE FOLLOWING INFORMATION REPLACES THE FOURTH PARAGRAPH UNDER "DISTRIBUTION OF THE DEATH BENEFIT" IN THE "PAYMENT OF DEATH BENEFIT" SECTION OF THE PROSPECTUS:

Subject to the terms of your employer's Ohio ARP plan, you, as participant, designate the beneficiary on the application or on a separate form to be completed at the time you apply for your contract. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained in "Tax Information." We reserve the right to restrict the designation of a non-spouse beneficiary if you are married and under age 35.

If payments under an annuity payout option have not begun, the retirement account value will be transferred to the EQ/Money Market option on the date we receive due proof of your death, unless your employer, Ohio ARP Trustee or beneficiary, whichever applies, provides other instructions. All amounts are held in the EQ/Money Market option until your beneficiary requests a distribution or transfer.

Condensed Financial Information


The unit values and number of units outstanding shown below as of December 31, 2008 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.



Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2008

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the year ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                             2003         2004         2005         2006         2007         2008
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 109.27     $ 121.06     $ 129.64     $ 151.47     $ 159.36    $  96.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --            1           4
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 102.27     $ 107.45     $ 109.09     $ 115.00     $ 120.57    $ 106.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 104.26     $ 111.33     $ 113.91     $ 122.77     $ 128.34    $ 102.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --            1           1
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 163.61     $ 176.72     $ 183.99     $ 201.66     $ 212.90    $ 159.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --            7           6
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 108.08     $ 119.63     $ 126.46     $ 143.50     $ 151.29    $ 102.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            3           11          18
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 175.55     $ 199.03     $ 206.24     $ 226.80     $ 233.16    $ 130.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           19           18          15
------------------------------------------------------------------------------------------------------------------------------------

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2008 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the year ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                             2003         2004         2005         2006         2007         2008
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 149.21     $ 151.11     $  151.99    $ 155.73     $ 165.32    $ 170.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --            --           1            1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 109.44     $ 128.49     $  147.18    $ 180.59     $ 200.46    $  98.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --            --           6            6           8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 143.04     $ 161.98     $  179.44    $ 194.31     $ 225.25    $ 123.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --            --           4            4           3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --     $  103.73    $ 114.28     $ 111.91    $  68.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --            --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  99.57     $ 102.25     $  108.95    $ 109.53     $ 112.11    $ 104.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --            --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 144.90     $ 158.78     $  161.99    $ 194.11     $ 194.62    $ 122.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --            --           3            3           3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  97.27     $ 117.26     $  128.80    $ 160.43     $ 175.18    $  98.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --            --           4            4           4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --     $ 107.08     $  112.64    $ 129.46     $ 133.03    $  89.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --            --          --           --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  81.01     $  83.16     $   89.61    $  93.45     $ 103.84    $  56.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --            --          --           --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  67.15     $  70.23     $   73.16    $  77.86     $  81.39    $  48.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --            --          --            1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 106.04     $ 116.55     $  122.50    $ 136.03     $ 137.03    $  81.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --            --           5            6           8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --     $  104.28    $ 111.58     $ 113.67    $  91.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --            --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                                     --           --            --          --     $ 111.68    $  67.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --            --          --            1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 173.95     $ 190.50        197.59    $ 225.93     $ 235.57    $ 146.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --            --           7            7           7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --     $   97.60    $ 100.03     $ 108.35    $ 114.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --            --          --           --           3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  79.22     $  84.03     $   86.57    $  90.83     $ 100.21    $  71.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --            --           1            1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --            --    $ 108.37     $  98.12    $  64.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --            --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2008 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the year ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                             2003         2004         2005         2006         2007         2008
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --     $ 105.35     $ 117.15     $ 120.07    $ 102.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --      $ 113.34     $ 117.17     $ 137.99     $ 149.46    $ 102.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --            1           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 90.25      $ 101.61     $ 117.94     $ 139.38     $ 159.14    $  86.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --            1            1           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --     $ 115.34     $ 143.61     $ 165.37    $  97.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $110.17      $ 113.65     $ 115.13     $ 118.73     $ 121.31    $ 109.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --            1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 98.05      $ 107.74     $ 110.96     $ 132.37     $ 129.59    $  77.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --            4           3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 81.18      $  89.62     $  95.21     $ 106.56     $ 109.70    $  68.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --            1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 59.16      $  63.54     $  72.38     $  71.34     $  80.58    $  50.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --            1           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 81.47      $  90.93     $  98.24     $ 104.93     $ 120.23    $  73.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           19           18          18
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --     $ 106.52     $ 112.77     $ 105.13    $  45.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $104.15      $ 117.09     $ 122.34     $ 147.18     $ 139.36    $  78.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --            6           20          20
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --     $ 100.29     $ 101.20     $ 107.70    $ 112.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --     $ 106.30     $ 123.48     $ 126.61    $  79.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --            1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --     $ 105.93     $ 118.30     $ 129.75    $  88.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --     $ 111.82     $ 124.58     $ 124.17    $  75.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $120.75      $ 132.24     $ 145.08     $ 157.18     $ 177.63    $ 105.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --            5            5           9
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 98.80      $ 113.60     $ 119.75     $ 132.35     $ 141.69    $  71.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --            7            8           7
------------------------------------------------------------------------------------------------------------------------------------

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2008 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the year ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                             2003         2004         2005         2006         2007         2008
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 100.68     $ 117.59     $ 129.72     $ 144.61     $ 141.01    $  84.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            6            6           4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 127.81     $ 127.96     $ 130.47     $ 135.41     $ 140.86    $ 142.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           16           21          21
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --     $ 104.76     $ 109.43     $ 117.07     $ 140.16    $  93.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --     $ 109.47     $ 112.17    $  68.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --            1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --     $ 111.14     $ 108.19    $  66.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --            1           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --     $  99.64     $  99.13     $ 109.51    $ 104.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --            1           3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 157.69     $ 162.53     $ 164.70     $ 169.90     $ 176.45    $ 163.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            1            2           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --     $ 100.09     $ 103.12     $ 107.62    $ 104.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 118.42     $ 138.09     $ 142.68     $ 166.44     $ 161.92    $ 105.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            2            2           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --     $ 111.33     $ 114.73     $ 109.14     $ 115.97    $  66.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --            1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --     $ 109.34     $ 118.12     $ 133.62     $ 133.96    $  79.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --     $ 104.60     $ 120.15     $ 116.08    $  72.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 134.89     $ 165.33     $ 217.56     $ 295.50     $ 415.87    $ 175.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --            4           4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --     $ 124.11     $ 134.38     $ 163.01    $  85.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --           --     $  83.06    $  50.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --            1           4
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  86.37     $  96.18     $ 103.39     $ 107.97     $ 119.48    $  63.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            2            2           2
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 110.22     $ 113.47     $ 114.42     $ 117.67     $ 123.90    $ 125.82
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2008 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the year ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                             2003         2004         2005         2006         2007         2008
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager HealthCare
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 100.74     $ 111.95     $ 118.66     $ 123.63     $ 133.49    $  96.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --            1           1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 130.87     $ 141.28     $ 144.66     $ 157.99     $ 161.88    $ 123.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            2            2           2
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 104.39     $ 121.98     $ 139.55     $ 173.31     $ 193.09    $ 100.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            1            2           3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  97.48     $ 105.95     $ 112.07     $ 126.14     $ 131.25    $  78.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  88.25     $  93.28     $  99.37     $  98.58     $ 108.68    $  58.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            1            1           1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 103.20     $ 117.02     $ 124.20     $ 146.87     $ 150.84    $  93.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            1            1           1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  86.54     $  95.83     $ 102.93     $ 111.81     $ 123.99    $  69.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            1            1           1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 103.15     $ 117.75     $ 125.26     $ 142.42     $ 141.27    $  89.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --            1          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --     $ 114.70     $ 122.18     $ 133.44     $ 137.1     $  78.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 155.30     $ 180.23     $ 186.98     $ 215.15     $ 192.22    $ 118.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            3            3           3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  88.87     $  92.46     $ 101.96     $ 108.42     $ 127.01    $  66.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            1            1           1
------------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --     $ 108.47     $ 115.27    $  79.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --     $ 109.42     $ 116.42    $  74.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --     $ 110.31     $ 117.39    $  72.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --     $ 111.10     $ 118.69    $  69.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------



  Momentum Plus(SM) is a service mark of AXA Equitable Life Insurance Company
               (AXA Equitable). Distributed by its affiliate, AXA
         Advisors, LLC, 1290 Avenue of the Americas, New York, NY 10104 Copyright 2009 AXA Equitable Life Insurance Company - All rights reserved

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

                                     PART C
                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits
         ---------------------------------

         (a) The following Financial Statements are included in Part B of the Registration Statement:

            The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of Additional Information.

         (b) Exhibits.

         The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

             1.   (a)   Resolutions of the Board of Directors of The
                        Equitable Life Assurance Society of the United States
                        Company (" Equitable") authorizing the establishment of the Registrant, previously filed with this Registration
                        Statement No. 33-58950 on April 29, 1996.

                  (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 33-58950 on April 29, 1996.

             2. Not applicable.

             3. (a) Distribution and Servicing Agreement among Equico Securities, Inc., (now AXA Advisors, LLC), Equitable and Equitable Variable Life Insurance Company, dated as of May 1, 1994 incorporated herein by reference to Exhibit 3(c) to Registration Statement 2-30070 refiled electronically on July 10, 1998.

                (b) Sales Agreement among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable and Equitable's Separate Account A, Separate Account 301 and Separate Account No. 51 dated as of January 1, 1995, incorporated by reference to Exhibit 3(e) to Registration Statement No. 2-30070 refiled electronically on July 10, 1998.

                (c) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 33-58950 on April 19, 2001.

                (d) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 33-58950 on April 19, 2001.

                (e) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                (f) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                (g) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                (h) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                (i) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                (j) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (k) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (l) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                        Exhibit 3(p) to the Registration Statement on Form N-4 (File No. 2-30070), filed on April 24, 2007.

                (m) Sixth Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                        Exhibit 3(q), filed on April 20, 2009.

                (n) Seventh Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                        Exhibit 3(r), filed on April 20, 2009.

                (o) Eighth Amendment, dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                        Exhibit 3(s), filed on April 20, 2009.

              4.(a) Form of group annuity contract for IRC Section 401(a) Plans, previously filed with this Registration Statement No. 33-58950 on March 2, 1993, refiled electronically on August 19, 1998.

                (a)(1) Form of Variation of Exhibit 4(a) for use in connection with the Ohio Alternative Retirement Program, previously filed with this Registration Statement File No. 33-58950 on November 25, 1998.

                (b) Form of Group Annuity Contract between Equitable and Aurora Health Care, Inc. with respect to adding 403(b) Plans, previously filed with this Registration Statement No. 33-58950 on March 24, 1995, refiled electronically on August 19, 1998.

                (c) Form of Momentum Plus 457 group annuity contract, previously filed with this Registration Statement No. 33-58950 on July 12, 1996.

                (d) Form of Endorsement to group annuity contract for contribution sources, incorporated herein by reference to Registration Statement (file No. 33-47949) on Form N-4, filed on April 21, 2006.

                (e) Form of endorsement to group annuity contract for transfer rules (Form No. PF 2007MKT) incorporated herein by reference to Exhibit (4)(c) to Registration Statement File No. 33-47949 on Form N-4 on April 21, 2008.

             5. Form of application, previously filed with this Registration
                Statement No. 33-58950 on March 2, 1993, refiled electronically on August 19, 1998.

                (a) Form of Variation of Exhibit 5 for use in connection with Ohio Alternative Retirement Program, previously filed with this Registration Statement, File No. 33-58950 on November 25, 1998.

             6. (a)(i)  By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4 (File No. 33-58950 on May 1, 1997.

                (a)(ii) Restated Charter of AXA Equitable, as amended December
                        6, 2004, incorporated herein by reference to Exhibit No.
                        3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

                (b)(i) Copy of the Restated Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement on Form N-4 (File No. 33-58950 on May 1,
                        1997).

                (b)(ii) By-Laws of AXA Equitable, as amended September 7,
                        2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

             7. Not applicable.

             8. (a)(i)  Participation Agreement among EQ Advisors Trust, The
                        Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), dated as of the 14th day of April 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File No. 333-17217) on Form N-1A filed August 28, 1997.

                (a)(ii) Form of Participation Agreement among EQ Advisors
                        Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.
                        (h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.


                (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-58950 on December 5, 2001.

                (c) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

                (d) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement, File No. 33-58950 on Form N-4, on
                        August 5, 2003.

             9. (a) Opinion and Consent of Jonathan E. Gaines, Vice President and Associate General Counsel as to the legality of the securities being registered, previously filed with this Registration Statement No. 33-58950 on August 12, 1993, refiled electronically on August 19, 1998.

                (b) Opinion and Consent of Dodie Kent, Esq. Vice-President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this registration statement, File No. 33-58950, on April 24, 2007.

                (c) Opinion and Consent of Dodie Kent, Esq., Vice-President and Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this registration statement, File No. 33-58950, on April 21, 2008.

                (d) Opinion and Consent of Dodie Kent, Esq., Vice-President and Counsel of AXA Equitable, as to the legality of the securities being registered is filed herewith.

             10.(a)     Consent of PricewaterhouseCoopers LLP.

                (b)     Powers of Attorney are filed herewith.

             11.  Not applicable.

             12.  Not applicable.

Item 25: Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Peter S. Kraus                              Director
Alliance Bernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                             Director
SSA & Company
315 East Hopkins Avenue
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Executive Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Alvin H. Fenichel                          Senior Vice President and
                                            Chief Accounting Officer

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Mary Fernald                               Senior Vice President and
                                            Chief Underwriting Officer

*David Kam                                  Senior Vice President and Actuary

*William J. McDermott                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew J. McMahon                          Executive Vice President

*Claude Methot                              Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*James F. Mullery                           Senior Vice President

*Anne M. Katcher                            Senior Vice President and
                                            Senior Actuary

*Anthony F. Recine                          Senior Vice President,
                                            Chief Compliance Officer and
                                            Associate General Counsel

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Dave S. Hattem                             Senior Vice President and
                                            Deputy General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Michel Perrin                              Senior Vice President and Actuary

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.


         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         The AXA Organizational Charts 2008 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4 filed April 20, 2009.

     AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
     -------------------------------------------------------------
        AS OF :  DECEMBER 31, 2008


                                                                                             State of       State of
                                                                             Type of        Incorp. or      Principal      Federal
                                                                            Subsidiary       Domicile       Operation      Tax ID #
                                                                            ----------       --------       ---------     ----------
                                                                                          ------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                         DE             NY         13-3623351
------------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                            Operating           DE             CO         75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                          Operating           DE             NY         13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                            Operating           DE             NY         13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                                      DE             NY         52-2197822
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                       Insurance        Bermuda         Bermuda      14-1903564
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                          DE             NY         13-4078005
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                       DE             NY         13-4071393
           -------------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                    Operating           DE             NY         06-1555494
           -------------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                   Operating           AL             AL         06-1562392
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC           Operating           DE             NY         13-4085852
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC            Operating           MA             MA         04-3491734
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                   Operating           NV             NV         13-3389068
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                              Operating          P.R.           P.R.        66-0577477
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                   Operating           TX             TX         75-2529724
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                 Insurance           NY             NY         13-5570651
        ----------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                   Investment          DE             NY         13-3385076
           -------------------------------------------------------------------------------------------------------------------------
               Equitable Managed Assets, L.P.                                Investment         DE             NY         13-3385080
           -------------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                       Investment          **                             -
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                              HCO              NY             NY         22-2766036
           -------------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                             HCO              DE             NY         13-2677213
           -------------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                       Investment          DE             PA         23-2671508
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)          Insurance           NY             NY         13-3198083
        ----------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                       Insurance           NY             NY         13-1632487
        ----------------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              ----------------------------------------------------------------------------------------------------------------------

                                                                                        Parent's
                                                                            Number of  Percent of
                                                                              Shares    Ownership             Comments
                                                                              Owned    or Control    (e.g., Basis of Control)
                                                                              -----    ----------    ------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                          100.00%
     ------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                        100.00%
     ------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                          100.00%
     ------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                           -    100.00%
     ------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                          250,000    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                           1,000    100.00%
        ---------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                            -    100.00%
           ------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                             -    100.00%
           ------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                            -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                    -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                     -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                                 100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                            100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                        1,050    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                  2,000,000    100.00%    NAIC # 62944
        ---------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                            -          -    G.P & L.P.
           ------------------------------------------------------------------------------------------------------------------
               Equitable Managed Assets, L.P.                                        -          -    G.P.
           ------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                                -          -    **
           ------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                    -    100.00%
           ------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           ------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                           5,000,000    100.00%
           ------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                               50    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)                        100.00%
        ---------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                                     100.00%
        ---------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              ---------------------------------------------------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------

  *  Affiliated Insurer
 ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.
***  All subsidiaries are corporations, except as otherwise noted.

     1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

     2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
         Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
         Effective May 1, 2002, AXA Client Solutions, LLC changed its name to
            AXA Financial Services, LLC.
         Effective June 1, 2002, AXA Financial, Inc. transferred ownership of
            Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
         Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

     3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

     4.  In October 1999, AllianceBernstein Holding L.P.
            ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

         As of December 31, 2008, AXF's subsidiaries own 62.38% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:

               AXA Financial Bermuda, held directly 57,211,519 AllianceBernstein Units (21.48%),
               AXA Equitable Life directly own 29,100,290 AllianceBernstein Units (10.92%),
               ACMC, Inc. own 66,220,822 AllianceBernstein Units (24.86%), and As of December 31, 2008, MONY owns 6,841,642 (2.57%)
               AllianceBernstein Units and MLOA owns 2,587,472 (.97%) AlianceBernstein Units

            AllianceBernstein Corporation also own a 1% general partnership interest in AllianceBernstein L.P.

            In addition, ACMC, Inc. own 722,178 units (0.27%), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation own 822,178 units of general partnership interest (0.31%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

     5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

     6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

     7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

     8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

     9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

     10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

     11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

     12. Effective May 26, 2005, Matrix Capital Markets Group was sold.

     12. Effective May 26, 2005, Matrix Private Equities was sold.

     13. Effective December 2, 2005, Advest Group was sold.

     14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

     15. Effective July 11, 2007, Frontier Trust Company, FSB was sold.

     16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

     17. Effective August 1, 2008, AXA Equitable Life Insurance Company tranferred ownership of AXA Life and Annuity Company to AXA Equitable Financial Services, LLC.

     18. Effective September 22, 2008, AXA Life and Annuity Company changed its name to AXA Equitable Life and Annuity Company.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------

Dissolved:  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
            - 100 Federal Street Funding Corporation was dissolved August 31,
              1998.
            - 100 Federal Street Realty Corporation was dissolved December 20,
              2001.
            - CCMI Corp. was dissolved on October 7, 1999.
            - ELAS Realty, Inc. was dissolved January 29, 2002.
            - EML Associates, L.P. was dissolved March 27, 2001.
            - EQ Services, Inc. was dissolved May 11, 2001.
            - Equitable BJVS, Inc. was dissolved October 3, 1999.
            - Equitable Capital Management Corp. became ECMC, LLC on
              November 30, 1999.
            - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
            - Equitable JVS II, Inc. was dissolved December 4, 1996
            - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
              dissolved on December 31, 2000.
            - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
            - EREIM Managers Corporation was dissolved March 27, 2001.
            - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
            - EVLICO, Inc. was dissolved in 1999.
            - Franconom, Inc. was dissolved on December 4, 2000.
            - GP/EQ Southwest, Inc. was dissolved October 21, 1997
            - HVM Corp. was dissolved on Feb. 16, 1999.
            - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
            - Prime Property Funding, Inc. was dissolved in Feb. 1999.
            - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
            - Six-Pac G.P., Inc. was dissolved July 12,1999
            - Paramount Planners, LLC., a direct subsidiary of AXA Distribution
              Holding Corporation, was dissolved on December 5, 2003
            - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
            - ECLL Inc. was dissolved July 15, 2003
            - MONY Realty Partners, Inc. was dissolved February 2005.
            - Wil-Gro, Inc. was dissolved June, 2005.
            - Sagamore Financial LLC was dissolved August 31, 2006.
            - Equitable JVS was dissolved August, 2007.
            - Astor Times Square Corp. dissolved as of April 2007.
            - Astor/Broadway Acquisition Corp. dissolved as of  August 2007.
            - PC Landmark, Inc. has been administratively dissolved.
            - EJSVS, Inc. has been administratively dissolved.
            - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                State of     State of
                                                                                  Type of      Incorp. or    Principal      Federal
                                                                                 Subsidiary     Domicile     Operation     Tax ID #
                                                                                 ----------     --------     ---------     ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                            Operating         DE           NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                             Operating         VT           VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                 Operating         DE           NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                  Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                          Investment        DE           NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)               Operating         DE           NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                              Operating         DE           NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC              Operating         DE           AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                          Operating         DE        CT, ME,NY    06-1579051
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC         Operating         MA           MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                Operating         TX           TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                       Operating         DE           NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)      Operating         DE           NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------

                                                                                               Parent's
                                                                                    Number of  Percent of
                                                                                     Shares    Ownership          Comments
                                                                                      Owned    or Control   (e.g., Basis of Control)
                                                                                      -----    ----------   ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                  500      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                                 1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                         -      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                  Equitable Capital Private Income & Equity                                                 ECMC is G.P.
                   Partnership II, L.P.                                                  -           -      ("Deal Flow Fund II")
              ----------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                     100      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                                      -      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                      -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                  -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                 -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                    1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                           1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)            100      100.00%
              ----------------------------------------------------------------------------------------------------------------------

     * Affiliated Insurer

           Equitable Investment Corp merged into Equitable Holdings, LLC on
             November 30, 1999.
           Equitable Capital Management Corp. became ECMC, LLC on
             November 30, 1999.
           Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
           Effective January 1, 2002, Equitable Distributors, Inc. merged into
             AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING B - ALLIANCEBERNSTEIN CORPORATION


                                                                                                State of     State of
                                                                                 Type of       Incorp. or    Principal     Federal
                                                                                Subsidiary      Domicile     Operation     Tax ID #
                                                                                ----------      --------     ---------    ----------
AXA Financial, Inc.
--------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------
              AllianceBernstein Corporation



              ----------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)       HCO (NYSE: AB)       DE           NY         13-3434400
                 -------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)                Operating          DE           NY         13-4064930
                 -------------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                       Operating          NH           NY
                    ----------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                         HCO             DE           MA         22-3424339
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                               HCO             DE           NY              -
                    ----------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                         Operating          DE           NY         13-4132953
                    ----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                     HCO             DE           NY         13-2778645
                    ----------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                         Operating        India         India            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                    Operating      Argentina     Argentina          -
                       ------------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                              Operating          DE           NY         13-3910857
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                    HCO             DE           NY         13-3548918
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Japan Inc.                               HCO             DE          Japan            -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                   Operating        Japan         Japan            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management
                          Australia Limited                                    Operating      Australia     Australia          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.              Operating          DE           NY         13-3626546
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos
                          (Brazil) Ltda.                                       Operating        Brazil       Brazil            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                               Operating         U.K.         U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                                 ACM Bernstein GmbH                            Operating       Germany       Germany           -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited             Operating         U.K.         U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                     Operating         Lux.         Lux.             -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                 Operating        France       France            -
                       -------------------------------------------------------------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                Operating       Germany       Germany           -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.           Operating        Mexico       Mexico            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                     Operating      Australia     Australia          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                          Operating        Canada       Canada       13-3630460
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                   Operating      New Zealand   New Zealand        -
                       -------------------------------------------------------------------------------------------------------------


                                                                                           Parent's
                                                                                Number of  Percent of
                                                                                 Shares    Ownership            Comments
                                                                                   Owned    or Control    (e.g., Basis of Control)
                                                                                   -----    ----------  ----------------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              AllianceBernstein Corporation
                                                                                                        owns 1% GP interest in
                                                                                                        AllianceBernstein L.P. and
                                                                                                        100,000 GP units in
                                                                                                        AllianceBernstein Holding
                                                                                                        L.P.
              ------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                                      100.00%   Sole member interest
                    ------------------------------------------------------------
                    Cursitor Alliance LLC                                                     100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management LLC                                           100.00%
                    ------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                        100.00%
                    ------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                          10     100.00%
                    ------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                        100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                                    99.00%   AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ---------------------------------------------------------
                       ACM Software Services Ltd.                                             100.00%
                       ---------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                      1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Japan Inc.
                       ---------------------------------------------------------
                                AllianceBernstein Japan Ltd.                                  100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited                 100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.                   1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.                          99.00%   AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ---------------------------------------------------------
                       AllianceBernstein Limited                                  250,000     100.00%
                       ---------------------------------------------------------
                                 ACM Bernstein GmbH                                           100.00%
                                ------------------------------------------------
                                AllianceBernstein Services Limited                  1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                          3,999      99.98%   AllianceBernstein Oceanic
                                                                                                        Corporation owns .025%
                       ---------------------------------------------------------
                                AllianceBernstein (France) SAS                                100.00%
                       ---------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                               100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.                          100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Australia Limited                                     50.00%   3rd party (NMFM) owns 50%
                       ---------------------------------------------------------
                       AllianceBernstein Canada, Inc.                              18,750     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein New Zealand Limited                                   50.00%   3rd party (NMFM) owns 50%
                       ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING B - ALLIANCEBERNSTEIN CORPORATION



                                                                                                  State of    State of
                                                                                     Type of     Incorp. or   Principal     Federal
                                                                                    Subsidiary    Domicile    Operation    Tax ID #
                                                                                    ----------    --------    ---------    ---------
AXA Financial, Inc.
---------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        -------------------------------------------------------------------------
           Equitable Holdings, LLC
           ----------------------------------------------------------------------
              AllianceBernstein Corporation
              -------------------------------------------------------------------
                  AllianceBernstein L.P.
                 ----------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware
                      (Cont'd)
                    ----------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investment Research
                         (Proprietary) Limited                                      Operating    So Africa    So Africa        -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Singapore) Ltd.                           Operating    Singapore    Singapore        -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.                       HCO       Mauritius    Mauritius        -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Asset Management
                                  (India) Private Ltd.                              Operating      India        India          -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Invest. Res. &
                                  Manage. (India) Pvt.                              Operating      India        India          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Oceanic Corporation                           HCO           DE          NY       13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                           Operating        DE          NY       13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Corporate Finance Group
                         Incorporated.                                              Operating        DE          NY       52-1671668
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Eastern Europe, Inc.                                   HCO           DE          NY       13-3802178
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein ESG Venture Management, L.P.                  HCO           DE          NY            -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Venture Fund 1, L.P.                 Fund          DE          NY            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management
                          (Korea) Ltd.                                              Operating      Korea        Korea          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investments, Inc.                          Operating        DE          NY       13-3191825
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investor Services, Inc.                    Operating        DE          TX       13-3211780
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Hong Kong Limited                          Operating    Hong Kong    Hong Kong        -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Taiwan Limited                    Operating      Taiwan      Taiwan          -
                                ----------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.                  Operating       Lux.        Lux.           -
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Limited                                 Operating       U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                                Sanford C. Bernstein (CREST
                                  Nominees) Ltd.                                    Operating       U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Proprietary Limited                      Inactive    Australia    Australia        -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Holdings Ltd.                                      HCO          U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Investments Limited                             Operating       U.K.        U.K.           -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Fixed Income Limited              Operating       U.K.        U.K.           -
                                ----------------------------------------------------------------------------------------------------

                                                                                            Parent's
                                                                                Number of  Percent of
                                                                                 Shares    Ownership            Comments
                                                                                  Owned    or Control    (e.g., Basis of Control)
                                                                                  -----    ----------    ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------------------
    AXA Equitable Financial Services, LLC   (Note 2)
    -------------------------------------------------------------------------
       AXA Equitable Life Insurance Company*
       ----------------------------------------------------------------------
          Equitable Holdings, LLC
          -------------------------------------------------------------------
             AllianceBernstein Corporation
             ----------------------------------------------------------------
                 AllianceBernstein L.P.
                -------------------------------------------------------------
                   AllianceBernstein Corporation of
                     Delaware (Cont'd)
                   ------------------------------------------------------------
                      AllianceBernstein Investment Research
                        (Proprietary) Limited                                               100.00%
                      ---------------------------------------------------------
                      AllianceBernstein (Singapore) Ltd.                                    100.00%
                      ---------------------------------------------------------
                      Alliance Capital (Mauritius) Private Ltd.                             100.00%
                      ---------------------------------------------------------
                               Alliance Capital Asset Management                             75.00%      3rd party (Ankar Capital
                                 (India) Private Ltd.                                                    India Pvt. Ltd.) owns 25%
                               ------------------------------------------------
                               AllianceBernstein Invest. Res. &
                                 Manage. (India) Pvt.                                       100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Oceanic Corporation                       1,000     100.00%
                      ---------------------------------------------------------
                      Alliance Capital Real Estate, Inc.                                    100.00%
                      ---------------------------------------------------------
                      Alliance Corporate Finance Group Incorporated.              1,000     100.00%
                      ---------------------------------------------------------
                      Alliance Eastern Europe, Inc.                                         100.00%
                      ---------------------------------------------------------
                      AllianceBernstein ESG Venture Management, L.P.                        100.00%      General Partner to EGG
                                                                                                         Funds
                      ---------------------------------------------------------
                               AllianceBernstein Venture Fund 1, L.P.                        10.00%      GP Interest
                      ---------------------------------------------------------
                      AllianceBernstein Invest. Management
                        (Korea) Ltd.                                                        100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Investments, Inc.                           100     100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Investor Services, Inc.                     100     100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Hong Kong Limited                                   100.00%
                      ---------------------------------------------------------
                               AllianceBernstein Taiwan Limited                              99.00%      Others own 1%
                               ------------------------------------------------
                               ACM New-Alliance (Luxembourg) S.A.                            99.00%      AllianceBernstein Oceanic
                                                                                                         Corporation owns 1%
                      ---------------------------------------------------------
                      Sanford C. Bernstein Limited                                          100.00%
                      ---------------------------------------------------------
                               Sanford C. Bernstein (CREST
                                 Nominees) Ltd.                                             100.00%
                      ---------------------------------------------------------
                      Sanford C. Bernstein Proprietary Limited                              100.00%      Inactive
                      ---------------------------------------------------------
                      Whittingdale Holdings Ltd.                                            100.00%
                      ---------------------------------------------------------
                               ACM Investments Limited                                      100.00%
                               ------------------------------------------------
                               AllianceBernstein Fixed Income Limited                       100.00%
                               ------------------------------------------------


AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING C - MONY


                                                                                     State of         State of
                                                                   Type of          Incorp. or        Principal       Federal
                                                                  Subsidiary         Domicile         Operation      Tax ID #
                                                                  ----------         --------         ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                  Operating             DE               CO         75-2961816
     ---------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                Operating             DE               NY         13-4194065
     ---------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                  Operating             DE               NY         13-4194080
     ---------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC
        (Note 2)
     ---------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                             Insurance             NY               NY         13-1632487
        ------------------------------------------------------------------------------------------------------------------------
           MONY International Holdings, LLC                          HCO                DE               NY         13-3790446
           ---------------------------------------------------------------------------------------------------------------------
              MONY International Life Insurance Co.
                 Seguros de Vida S.A.*                            Insurance         Argentina         Argentina     98-0157781
              ------------------------------------------------------------------------------------------------------------------
              MONY Financial Resources of the Americas
                 Limited                                             HCO             Jamaica           Jamaica
              ------------------------------------------------------------------------------------------------------------------
              MBT, Ltd.                                           Operating       Cayman Islands   Cayman Islands   98-0152047
              ------------------------------------------------------------------------------------------------------------------
                 MONY Consultoria e Corretagem de
                    Seguros Ltda.                                 Operating           Brazil           Brazil
                 ---------------------------------------------------------------------------------------------------------------
                 MONY Life Insurance Company of the
                    Americas, Ltd.*                               Insurance       Cayman Islands   Cayman Islands   98-0152046
           ---------------------------------------------------------------------------------------------------------------------
           MONY Life Insurance Company of America*                Insurance             AZ               NY         86-0222062
           ---------------------------------------------------------------------------------------------------------------------
           U.S. Financial Life Insurance Company *                Insurance             OH               OH         38-2046096
           ---------------------------------------------------------------------------------------------------------------------
           MONY Financial Services, Inc.                             HCO                DE               NY         11-3722370
           ---------------------------------------------------------------------------------------------------------------------
              Financial Marketing Agency, Inc.                    Operating             OH               OH         31-1465146
              ------------------------------------------------------------------------------------------------------------------
              MONY Brokerage, Inc.                                Operating             DE               PA         22-3015130
              ------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.               Operating             OH               OH         31-1562855
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.            Operating             AL               AL         62-1699522
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.              Operating             TX               TX         74-2861481
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.      Operating             MA               MA         06-1496443
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.         Operating             WA               WA         91-1940542
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.         Operating             NM               NM         62-1705422
              ------------------------------------------------------------------------------------------------------------------
              1740 Ventures, Inc.                                 Operating             NY               NY         13-2848244
              ------------------------------------------------------------------------------------------------------------------
              Enterprise Capital Management, Inc.                 Operating             GA               GA         58-1660289
              ------------------------------------------------------------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.               Operating             DE               GA         22-1990598
              ------------------------------------------------------------------------------------------------------------------
              MONY Assets Corp.                                      HCO                NY               NY         13-2662263
              ------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Management Corp.                   Operating             DE               NY         13-3363383
                 ---------------------------------------------------------------------------------------------------------------
              1740 Advisers, Inc.                                 Operating             NY               NY         13-2645490
              ------------------------------------------------------------------------------------------------------------------
              MONY Securities Corporation                         Operating             NY               NY         13-2645488
              ------------------------------------------------------------------------------------------------------------------
                 Trusted Insurance Advisers General
                    Agency Corp.                                  Operating             MN               NY         41-1941465
                 ---------------------------------------------------------------------------------------------------------------
                  Trusted Investment Advisers Corp.               Operating             MN               NY         41-1941464
                 ---------------------------------------------------------------------------------------------------------------

                                                                                Parent's
                                                                  Number of    Percent of
                                                                   Shares      Ownership           Comments
                                                                    Owned      or Control   (e.g., Basis of Control)
                                                                    -----      ----------   ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                100.00%
     ------------------------------------------------------------
     MONY Capital Management, Inc.                                              100.00%
     ------------------------------------------------------------
     MONY Asset Management, Inc.                                                100.00%
     ------------------------------------------------------------
     AXA Equitable Financial Services, LLC
        (Note 2)
     ------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ---------------------------------------------------------
        MONY Life Insurance Company *                                           100.00%
        ---------------------------------------------------------
           MONY International Holdings, LLC                                     100.00%
           ------------------------------------------------------
              MONY International Life Insurance Co.
                 Seguros de Vida S.A.*                                          100.00%
              ---------------------------------------------------
              MONY Financial Resources of the Americas
                 Limited                                                         99.00%
              ---------------------------------------------------
              MBT, Ltd.                                                         100.00%
              ---------------------------------------------------
                 MONY Consultoria e Corretagem de
                    Seguros Ltda.                                                99.00%
                 ------------------------------------------------
                 MONY Life Insurance Company of the
                    Americas, Ltd.*                                             100.00%
           ------------------------------------------------------
           MONY Life Insurance Company of America*                              100.00%
           ------------------------------------------------------
           U.S. Financial Life Insurance Company *                   405,000    100.00%
           ------------------------------------------------------
           MONY Financial Services, Inc.                               1,000    100.00%
           ------------------------------------------------------
              Financial Marketing Agency, Inc.                            99     99.00%
              ---------------------------------------------------
              MONY Brokerage, Inc.                                     1,500    100.00%
              ---------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                        5    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                     1    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                      10    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.               5    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                  1    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                  1    100.00%
              ---------------------------------------------------
              1740 Ventures, Inc.                                      1,000    100.00%
              ---------------------------------------------------
              Enterprise Capital Management, Inc.                        500    100.00%
              ---------------------------------------------------
                 Enterprise Fund Distributors, Inc.                    1,000    100.00%
              ---------------------------------------------------
              MONY Assets Corp.                                      200,000    100.00%
              ---------------------------------------------------
                 MONY Benefits Management Corp.                        9,000    100.00%
                 ------------------------------------------------
              1740 Advisers, Inc.                                     14,600    100.00%
              ---------------------------------------------------
              MONY Securities Corporation                              7,550    100.00%
              ---------------------------------------------------
                 Trusted Insurance Advisers General
                    Agency Corp.                                       1,000    100.00%
                 ------------------------------------------------
                  Trusted Investment Advisers Corp.                        1    100.00%
                 ------------------------------------------------


-  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
-  As of February 2005, MONY Realty Partners, Inc. was dissolved
- MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
- MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
- Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
-  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
-  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
-  As of August 31, 2006, Sagamore Financial LLC was dissolved
-  MONY Benefits Service Corp. was sold on January 26, 2007.
- As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.
-  MONY Bank & Trust Company of the Americas, Ltd. changed its name to MBT Ltd.

Item 27.        Number of Contractowners
                ------------------------

                As of February 28, 2009, there were 347 Qualified Contract Owners and 0 Non-Qualified Contract Owners offered by the registrant under this Registration Statement.


Item 28. Indemnification

     (a) Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

         The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, ACE Insurance Company, Endurance Insurance Company, U. S. Specialty Insurance, St. Paul Travelers and Zurich Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
         ----------------------

         (a) AXA Advisors, LLC an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, is the principal underwriter for its Separate Account No. 301, Separate Account No. 45, Separate Account No. 49, Separate Account I, Separate Account FP, AXA Premier VIP Trust and EQ Advisors Trust, and of MONY Variable Account A, MONY Variable Account L, MONY Variable Account S, MONY America Variable Account A, MONY America Variable Account L, MONY America Variable Account S and Keynote Series Account. AXA Advisors, LLC address is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

AXA ADVISORS, LLC
NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director and Senior Vice President

*Andrew J. McMahon                    Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard S. Dziadzio                  Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*William Degnan                       Senior Vice President

Jeffrey Green                         Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                       Executive Vice President and Treasurer

*Mark D. Godofsky                     Senior Vice President and Controller

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Mary Beth Farrell                    Director and Vice Chairman

*Camille Joseph Varlack               Assistant Vice President
                                      Secretary and Counsel

*Francesca Divone                     Assistant Secretary

                (c) The information under "Distribution of the contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.        Location of Accounts and Records
                --------------------------------

                The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020 and 200 Plaza Drive Secaucus, NJ 07096.

Item 31.        Management Services
                -------------------

                Not applicable

                Not applicable.

Item 32.        Undertakings
                ------------

                The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Contract.

                Although 403(b) Contracts are not currently offered under this Registration Statement, they may be in the future. In such event, the Registrant hereby represents that it intends to rely on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraph (1)-(4) of that letter.

                                   SIGNATURES


                As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 20th day of April, 2009.



                                SEPARATE ACCOUNT A OF AXA EQUITABLE LIFE
                                            INSURANCE COMPANY
                                               (Registrant)

                                By:  AXA Equitable Life Insurance Company
                                               (Depositor)


                                By:   /s/ Dodie Kent
                                    ----------------------------
                                    Dodie Kent
                                    Vice President and Associate
                                    General Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 20th day of April, 2009.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer

*DIRECTORS:

Christopher M. Condron      Anthony J. Hamilton                 Joseph H. Moglia
Henri de Castries           Mary R. (Nina) Henderson            Lorie A. Slutsky
Denis Duverne               James F. Higgins                    Ezra Suleiman
Charlynn Goins              Scott D. Miller                     Peter J. Tobin









*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 20, 2009

                                  EXHIBIT INDEX



EXHIBIT NO.                                                      TAG VALUE
-----------                                                      ---------
 9.(d)        Opinion and Consent of Counsel                     EX-99.9d

10.(a)        Consent of PricewaterhouseCoopers LLP              EX-99.10a

10.(b)        Powers of Attorney                                 EX-99.10b